As filed with the Securities and Exchange Commission on April 30, 2021
1933 Act Registration No. 333-221999
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 6	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 185	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1600
Amy Latkin Vice President and Associate General Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2021 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

 TAX-DEFERRED ANNUITY PLAN
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(TDA CONTRACTS)
 VOLUNTARY EMPLOYEE CONTRIBUTION CONTRACTS
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(VEC CONTRACTS)
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

We offer group Tax-Deferred Annuity Contracts (“TDA Contracts”), which are group variable accumulation annuity contracts to employers to allow their employees to save for retirement.
We no longer offer our group Voluntary Employee Contribution (“VEC”) Contract.
You, as an employee under a TDA Contract may make Contributions in the amounts and at the frequency you choose, subject to restrictions in the Plan and limitations imposed by federal tax laws. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.
You may allocate your Account Value to any of the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your employer’s Plan (if any) restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in funds or portfolios of mutual funds, which currently are set forth and described in the Appendix to this Prospectus.
Before you invest, you should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/TDA/AP and at https://dfinview.com/mutualofamerica/tadf/VEC/AP . You can also obtain this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Underlying Funds will no longer be sent by ail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by signing up for the eDocuments program. (See “Definitions we use in this Prospectus” for a description of eDocuments and how to sign up).
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at the address at the top of this page, by calling 800.574.9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Underlying Funds.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2021

Definitions We Use in this Prospectus
Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. Depending on its use in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Allocation Funds—The Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.
Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant, and the Annuitant cannot be changed; and a Beneficiary who has elected to receive a death benefit in the form of an annuity shall be the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if your Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant and joint annuitant, if any, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Participant, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. Annuity Commencement Date is sometimes referred to as “Benefit Commencement Date” in a Contract.
Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive: (1) the death benefit under the Contract if during the Accumulation Period the Participant dies (or if the Participant is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments if the Annuitant dies and the joint Annuitant, if any, dies.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the group (TDA) variable accumulation annuity contracts described in this Prospectus.
Contractholder—An entity to which we have issued a TDA Contract. The Contractholder may be an employer, or an association representing employers or employees.
Contributions—Amounts contributed from time to time under a Contract during the Accumulation Period.
3

Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.
Designated Roth Contributions—Contributions irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.
Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.
eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
Eligible Spouse—Unless otherwise specified, the person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.
Employee Contribution Account—An account maintained for employee Contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Contributions.
Employer—An organization that established a Plan and that may be named in the Contract.
ERISA—The Employee Retirement Income Security Act of 1974, as amended.
Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account because amounts you allocate to the General Account earn interest at a fixed rate which we change from time to time.
Inactive Plan—a Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
International Funds—The Mutual of America Investment Corporation International Fund, American Funds Insurance Series New World Fund, and Vanguard Variable Insurance Fund International Portfolio.
Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under a Plan.
Joint Annuitant—An additional person (usually the Eligible Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the Participant at any time before the Annuity Commencement Date.
Participant—Under a TDA Contract, an employee or former employee for whom we have received Contributions under a Plan.
Plan—For some TDA Contracts, a retirement plan adopted by an employer for which a Contract has been purchased to provide benefits.
4

Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge that apply to participants in plans that are eligible for such reduced Separate Account Annual Expenses as set forth in the Fee Table section of this Prospectus.
Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement and 2065 Retirement Funds.
Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.
Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
Waived Annual Contract Fee—The waiver of the annual contract fee applicable to plans that use the online retirement plan administration system provided by us or a subsidiary and meet the other criteria set forth in the Fee Table section of this Prospectus.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Participant.
5

Important Information You Should Consider About the
TDA Contract
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.			Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.26%[1]	1.69%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	4.90%[2]
	3. Investment options (Underlying Fund fees and expenses - Net)	0.14%[3]	0.92%[3]
[1] There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Accountand the General Account. See
the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of Underlying Fund assets.
[3] Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement
arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30,
2022.

6

	FEES AND EXPENSES		LOCATION IN PROSPECTUS

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $413	HIGHEST ANNUAL COST ESTIMATE: $6,748
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
7

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate AccountNo. 2, Mutual of America, and Underlying Funds Our General Account
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate AccountNo. 2, Mutual of America, and Underlying Funds
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because the Contract is purchased through a tax-qualified Plan, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
8

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top five performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
 Important Information You Should Consider About the
VEC Contract
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.			Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract	0.27%[1]	1.41%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.27%[2]	0.54%[2]
[1] See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges. [2] As a percentage of Underlying Fund assets.
9

	FEES AND EXPENSES		LOCATION IN PROSPECTUS

Because you may choose from among the Investment
alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $549	HIGHEST ANNUAL COST ESTIMATE: $1,999
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No sales charges
•No additional Contributions,
transfers, or withdrawals

	RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.		Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
10

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top five performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
11

Overview of the TDA Contracts
Purpose

We offer the group variable accumulation annuity Contracts to assist with retirement and long-term financial planning. The Contract(s) are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the Accumulation Period you may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may allocate your Account Value to our General Account, unless your Plan restricts allocations. We pay interest on the portion of your Account Value allocated to our General Accountat a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. Your Contributions may be in the amounts and made at times a Plan permits. Your Contributions also must be in the amounts and at a frequency the Employer agrees to, based on your payroll period. We may refuse to accept initial or subsequent Contributions when we deem it appropriate to do so, including because of anti-money laundering laws or regulations or other legal requirements. We must receive each Contribution at our home office, along with a Complete Order containing all information to identify the person for whom and the Contract under which the Contribution is made, before we can credit the Contribution to your Account Value (See “Definitions We Use in this Prospectus” for a description of Complete Order). If an employer sends us Contributions, we will apply the Contributions when we receive the amounts at our home office or receive them by electronic funds transfer, or wire transfer of federal funds into our designated bank account along with a Complete Order containing all required identifying information.
Minimum Required. You are not required to make any minimum amount of Contributions.
Who May Make Contributions. Under a TDA Contract, you may make Contributions only by salary reduction agreement with your employer, on either a pre-tax or Designated Roth post-tax basis (subject to the provisions of the Plan).
Limits on Amounts of Contributions. The maximum annual Contributions under TDA Contracts are those amounts the Code permits for Plans.
12

Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We issue TDA Contracts to Contractholder that have adopted Plans under Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents a Section 501(c)(3) tax-exempt organization or eligible public school or college or its employees.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
The death benefit amount will be your Account Value, less any outstanding loans and interest, as of the date we receive proof of your death, the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. The death benefit will be paid in accordance with the election of the Beneficiary(ies). The Beneficiary will select the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts except TDA Contracts. A TDA Participant generally may not withdraw the Account Value until the Participant has reached the age of 59½, under restrictions in the Code and the TDA Contract. If you are married and are a Participant under a TDA Plan, you may need the written consent of your Eligible Spouse for any withdrawal. In some cases, certain withdrawals may require the approval of the Employer or third party administrator, if applicable. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. Under a TDA Contract, to elect this Option you must either have reached age 59½ or terminated employment with the Plan sponsor if the TDA Contract is sponsored, after reaching age 55.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value, except in the case of certain withdrawals from Designated Roth Accounts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Designated Roth Accounts, may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances.
The Code imposes minimum distribution requirements for TDA Contracts when you reach a certain age or in some other circumstances. You may be required to make partial withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.
Loans. We make available a loan option under TDA Contracts. If you have a loan under a TDA Contract, your Account Value in the General Accountafter a transfer or withdrawal must be at least equal to the loan collateral security amount.
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Overview of the VEC Contracts
Purpose

The VEC group variable accumulation annuity Contracts were offered to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
You may make transfers among the available Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. The Investment Alternatives available under a VEC Contract are limited to those available under our VEC Contracts as of January 1, 1987. These Alternatives are the General Account and the following Subaccounts: Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds. At any time, you may transfer all or part of your Account Value among the available Investment Alternatives. You may allocate your Account Value to our General Account, unless your Plan restricts allocations. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to the Subaccounts of Mutual of America Separate Account No. 2 set forth above. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The four Subaccounts offered under the VEC Contracts have different investment objectives, investment policies and risks. Please refer to Appendix A2 to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions. As a result of the Tax Reform Act of 1986, we: (1) ceased issuing new VEC Contracts as of January 1, 1987; and (2) amended previously issued VEC Contracts to prohibit new Contributions on or after January 1, 1987.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

A Voluntary Employee Contribution Contract (VEC Contract) is a group contract. It is designed to provide annuity benefits to employees participating in a retirement plan that qualified for special federal income tax treatment under Sections 401(a) and 403(a) of the Code prior to the Tax Reform Act of 1986 (a VEC Plan). Contractholders typically are employers, or the trustees of employers’ retirement plans.
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Death Benefits during the Accumulation Period. If a Participant dies prior to the Annuity Commencement Date, we will pay a death benefit to the Beneficiary the Participant designated to us. The Eligible Spouse will be the Beneficiary, unless the Participant designated a different Beneficiary with the written consent of the Eligible Spouse.
The death benefit amount will be your Account Value as of the date we receive proof of your death, the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. The death benefit will be paid in accordance with the election of the Beneficiary(ies). The Beneficiary will select the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
Transfers and Withdrawals of Account Value. VEC Participants may make transfers between the Available Investment Alternatives and may make withdrawals of all or part of their Account Values at any time prior to the Annuity Commencement Date, unless the employer’s plan provides otherwise. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to the Participant. We do not currently charge for transfers or withdrawals made under VEC Contracts.
Specified Payments Option. If the employer’s plan permits, a Participant in a VEC Contract may elect after attaining age 59½, or upon early retirement after age 55, to specify an amount (which may not be less than $100) to be withdrawn from the Participant’s Account Value and paid each month to the Participant. The Participant must designate the available Investment Alternative(s) from which we should make the withdrawals.
 Fee Table – TDA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
 The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
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Participant Transaction Expenses	Maximum		Current
Loan Fees	Maximum Loan Interest	Higher of the Moody’s® Corporate Yield Average or 1% above the current rate of interest credited to Account Values held in the General Account	Late Fees[1]	Lesser of $15 or 5% of payment 30- days past due
1
Late fees will no longer be charged on or after July 1, 2021.
 The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.35%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.65%(4)
Loan Interest Rate	Uncollateralized Loans: Interest Rate Credited to Amounts held in the General Account +3% Collateralized Loans: Prime Rate +1%

(1)
Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reduced Fees. TDA Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans with that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge.
(3)
Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last Valuation Day of the quarter in which it became an Inactive Plan. For more information see the “Charges” section of the Prospectus.
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(4)
Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see the “Charges” section of the Prospectus.
(5)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.
 The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	4.90%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	0.92%

*
Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2022.
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2020, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$6,436	$20,290	$35,563	$80,947
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Fee Table – VEC Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
 The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

ANNUAL CONTRACT EXPENSES
	VEC Maximum	VEC Plans
Administrative Expenses (Annual Contract Fee)	$24	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.65%
(1)
Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.
 The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.27%	0.54%
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Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2020, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$1,999	$6,303	$11,047	$25,146
 Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
Investment Risk
You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
General Account Risk
With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax Consequences
Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
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General Description of Mutual of America,
The Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals including variable accumulation annuity contracts and variable life insurance policies. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2020, we had total assets, on a consolidated basis, of approximately $25.9 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 as amended for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings, and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See Appendix A to this Prospectus, which sets forth certain information about each Underlying Fund.
The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of the Department of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
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Underlying Funds in Which Our Separate Account Invests

Information regarding each of the Underlying Funds including its name, investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A1 (for TDA Contracts) or Appendix A2 (for FPA Contracts) to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Selection of Underlying Funds. The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.
Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
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Charges
Charges Under the Contracts

We deduct several charges from the net assets of each Subaccount. TDA Contracts are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3 Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below. TDA Plans that are Inactive Plans and VEC Plans are subject to a higher level of Separate Account Annual Expenses. In addition, all Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds. Separate Account Annual Expenses are also reduced for Plans that are part of certain national accounts. These reductions are discussed in more detail below.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows:
Standard Fees and Maximum Fees
For TDA Contracts, the standard Separate Account charges (Base Contract Expenses), totaling 1.35%, subject to reduction as noted below for assets in the Fidelity VP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series, include:
•
An administrative expense charge at an annual rate of 0.60%;
•
A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
For VEC contracts, the standard Separate Account charges (Base Contract Expenses), totaling 1.65%, include:
•
An administrative expense charge at an annual rate of 1.10%;
•
A charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
Reduced Fees for TDA Plans
TDA Plans remitting Contributions and using the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account as indicated in the table below.
Aggregation Rule. We aggregate the total assets of the Employer’s 403(b) (including TDA), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our Separate Accounts and the General Account or under the administration of our subsidiaries to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using the online retirement plan administration system provided by us or a subsidiary. We will aggregate the
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total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.
As indicated, the standard Annual Separate Account Expense for TDA Plans including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.35% for TDA Contracts and 1.65% for VEC Contracts. Only TDA contracts can be eligible for Reduced Fees. Plans that remit contributions and use the online retirement plan administration system provided by us or a subsidiary are eligible for Reduced Fees if they meet the following initial and ongoing criteria:
	Separate Account Annual Expenses (Base Contract Expenses)	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	25%	$50 million	$45 million
Tier 2 Reduced Fee	35%	$25 million	$22.5 million
Tier 3 Reduced Fee	45%	$5 million	$4.5 million
Tier 4 Reduced Fee	60%	$2 million	$1.8 million
Tier 5 Reduced Fee	95%	$1 million	$0.9 million
If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last Valuation Day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use the online retirement plan administration system provided by us or a subsidiary. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.
Inactive Plans
For TDA Plans that are Inactive Plans, the Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.65%, except in Maryland where they are 1.35%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, Contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of, eligibility for Tier 1, Tier 2, Tier 3, Tier 4 or Tier 5 Reduced Fees, or Standard Fees.
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Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses.
For each Subaccount, the Administrative Charges are at an annual rate of indicated for each contract type:
Type of Contract	Administrative Charges
TDA (Standard)	.60%
TDA Tier 1 Reduced Fees	.05%
TDA Tier 2 Reduced Fees	.10%
TDA Tier 3 Reduced Fees	.15%
TDA Tier 4 Reduced Fees	.20%
TDA Tier 5 Reduced Fees	.40%
TDA Inactive Plans or VEC	1.10%
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses.
For each Subaccount, the Distribution Expense Charge is at an annual rate indicated for each contract type:
Type of Contract	Distribution Expense Charge
TDA (Standard)	.55%
TDA Tier 1 Reduced Fees	.05%
TDA Tier 2 Reduced Fees	.10%
TDA Tier 3 Reduced Fees	.15%
TDA Tier 4 Reduced Fees	.20%
TDA Tier 5 Reduced Fees	.35%
TDA Inactive Plans or VEC	.35%
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts, including the limitations on administrative charges and our obligation to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the term of the Contracts prior to annuitization and the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
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For each Subaccount, the Expense Risk Charge is at an annual rate indicated for each contract type:
Type of Contract	Expense Risk Charge
TDA (Standard)	.20%
TDA Tier 1 Reduced Fees	.15%
TDA Tier 2 Reduced Fees	.15%
TDA Tier 3 Reduced Fees	.15%
TDA Tier 4 Reduced Fees	.20%
TDA Tier 5 Reduced Fees	.20%
TDA Inactive Plans or VEC	.20%
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price and Victory
We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge (Base Contract Expenses) applicable to assets invested in those Subaccounts for all contracts. We currently receive the following reimbursements:
•
the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;
•
the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;
•
the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;
•
the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and
•
the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburses us at an annual rate of 0.05% for certain services we provide.
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For each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge (Base Contract Expenses) apply:
	Separate Account Annual Expenses (Base Contract Expenses)
Assets invested in:	TDA Standard Fees	TDA Tier 1 Reduced Fees	TDA Tier 2 Reduced Fees	TDA Tier 3 Reduced Fees	TDA Tier 4 Reduced Fees	TDA Tier 5 Reduced Fees	TDA Inactive Plans and VEC
Fidelity Funds	1.25%	0.15%	0.25%	0.35%	0.50%	0.85%	1.55%
MFS VIT III Mid Cap Value Portfolio	1.10%	0%	0.10%	0.20%	0.35%	0.70%	1.40%
PIMCO VIT Real Return Portfolio	1.25%	0.15%	0.25%	0.35%	0.50%	0.85%	1.55%
T. Rowe Price Blue Chip Growth Portfolio	1.10%[1]	0%[1]	0.10%[1]	0.20%[1]	0.35%[1]	0.70%[1]	1.40%[1]
Victory RS Small Cap Growth Equity VIP Series	1.30%	0.20%	0.30%	0.40%	0.55%	0.90%	1.60%
All Other Funds	1.35%	0.25%	0.35%	0.45%	0.60%	0.95%	1.65%

If Mutual of America Separate Account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses (Base Contract Expenses) for investments in that Subaccount will be: TDA Standard Fees of 1.20%; TDA Tier 1 Reduced Fees of 0.10%; TDA Tier 2 Reduced Fees of 0.20%; TDA Tier 3 Reduced Fees of 0.30%; TDA Tier 4 Reduced Fees of 0.45%; TDA Tier 5 Reduced Fees of 0.80%; and TDA Inactive Plans and VEC fees of 1.50%.
Separate Account Charge Reduction—Certain National Accounts
We reduce the Separate Account charges (Base Contract Expenses) for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as of the following calendar quarter as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
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National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	25%	.25%
Tier 2 Reduced Fee	35%	.30%
Tier 3 Reduced Fee	45%	.35%
Tier 4 Reduced Fee	60%	.40%
Tier 5 Reduced Fee	95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); and 0.05% for Victory).
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
Monthly Participant Charge

Annual Contract Fees. We also deduct from your Account Value on a monthly basis the pro-rated portion of an Annual Contract Fee, from each Group Participant’s Account Value, unless the Employer has elected to pay this charge on behalf of its Participants. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Participant Charge.” The monthly charge is currently $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value at the end of the month if your Account Value is less than $2,400 at the end of the month (which will be less than $2.00). For TDA Plans, we do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.
•
Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions We Use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis, as of the last day of the month, if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments. As indicated, the eDocuments feature offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, (including summary prospectuses) and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in
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the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
Monthly Participant Charge under Multiple Group Plans or Group Contracts that are not Exempt from the Charge
If you are a Participant under more than one Group Contract or more than one Group Plan (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans), that are not exempt from the Monthly Participant Charge under Waiver of Monthly Participant Charge—Group Plans, below, in any combination, we will only charge you a single Monthly Participant Charge and we will waive it for the other plan or plans which are not otherwise eligible for a waiver of the Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans): Group TDA, 403(b), 401(k), or 401(a) Thrift Plans. In this case, we will deduct the single Monthly Participant Charge from the plan that we select, which will typically be the most recent plan paying such charge.
In addition, the employer may elect to pay this charge on behalf of its Participants, in which case it will not be deducted each month from Participants’ Account Values.
Deduction of Monthly Participant Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value.
Employer Charges

Monthly Charge. We provide varying levels of Plan-related administrative services to Employers that have adopted TDA Plans and charge such Employers sponsoring TDA Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers. We charge Employers sponsoring TDA Plans a monthly fee subject to a waiver.
Separate Account charges may not exceed 2.00% in the aggregate. The Monthly Participant Charge may not exceed $2 per month.
Per Participant Monthly Charge. We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive the charge for member agencies of approved national accounts and state or regional associations that have designated us as a Preferred Provider, provide us with membership details and allow us to market to their member agencies.
We also waive the charge for any Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans are $1 million or more and the Employer is remitting Contributions and is using the online retirement plan administration system provided by us or a subsidiary as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total. After a Plan becomes eligible for the waiver of the charge, it must maintain total assets in the Contract of at least $900,000 as of the last Valuation Day of a calendar month to remain eligible for the waiver of the charge for the following calendar month. Loss of eligibility for the waiver of the charge will occur if the Plan fails to maintain total assets in the Contract of at least $900,000 for any reason (for example, withdrawals from the Plan or the investment performance of the Underlying Funds).
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Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Premium Taxes

We currently do not deduct state and municipal premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.
Loan Interest Under TDA Contracts

If you take out a loan under the terms of your TDA Contract, the interest rate is an adjustable rate we declare from time to time. We will designate an interest rate at the time a Loan is granted. The TDA Loan rate will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average. The Moody’s® Corporate Yield Average is an average of the composite yield on seasoned corporate bonds published by Moody’s® Investors Service, Inc., and may increase or decrease over time. Accordingly, the interest rate you pay on your loan may increase or decrease over time.
With respect to loans, interest at the credited rate on the loan amount is at an adjustable rate, is declared from time to time and accrues daily while the loan is outstanding. For collateralized loans, the amount held in the General Account as collateral must equal 120% of the loan amount. The amount held in the General Account as collateral for a loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Subaccounts.
Interest earned on the amount in the General Account is not applied as an offset to interest accrued on the Loan; they are separate and independent from each other.
The table below describes the fees and expenses that you will pay if your TDA Plan offers loans and you take out a loan.
Loan Charges and Interest—TDA Plans
Maximum Loan Interest (TDA Contracts Only)(1)	Higher of the Moody’s® Corporate Yield Average or 1% above the current rate of interest credited to Account Values held in the General Account
Late Fees(2)	Lesser of $15 or 5% of payment 30-days past due

(1)
Interest is assessed on the loan amount at an adjustable rate which is declared from time to time, and it accrues daily while the loan is outstanding. The interest rate on your loan may vary based on changes to the rate of interest credited to Account Values held in the General Account and the Moody’s® Corporate Yield Average.
(2)
Late fees will no longer be charged on or after July 1, 2021.
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General Description Of Contracts
Contract Rights

For TDA Contracts, the Contractholder is an employer or other entities that seek a funding vehicle for group tax-sheltered annuity arrangements established under Section 403(b) of the Code. Contractholders must be organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code, eligible public schools or colleges, or associations that represent such entities or their employees.
As an eligible employee of an employer that has adopted a tax-sheltered annuity arrangement funded by a TDA Contract, you may become a Participant in the TDA Plan. As a Participant in the Plan, you may elect to make contributions to the Plan, and you may transfer all or a portion of your Account Value among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.
For VEC Contracts, the Contractholder is an employer or trustees or employers’ retirement plans that seek a funding vehicle to provide annuity benefits to employees participating in a retirement plan that qualifies for special federal income tax treatment under Sections 401(a) and 403(a) of the Code. As a result of the Tax Reform Act of 1986, we: (1) ceased issuing new VEC Contracts as of January 1, 1987; and (2) amended previously issued VEC Contracts to prohibit new Contributions on or after January 1, 1987. VEC Participants may make transfers between the available Investment Alternatives.
Participants in TDA and VEC Plans may also designate a Beneficiary to receive any payments due upon your death, subject to any limits under your Employer’s Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. You may elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Plan, and you may elect to commence annuity payments as discussed in this Prospectus.
Contract Provisions and Limitations

We offer the following group variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning:
Tax Deferred Annuity Contracts (TDA Contracts)
We issue TDA Contracts to Contractholders that have adopted plans under Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents a Section 501(c)(3) tax-exempt organization or eligible public school or college or its employees.
You make Contributions under a TDA Contract through a voluntary salary reduction agreement with your employer on either a pre-tax or a Designated Roth post-tax basis (subject to the provisions of the Plan).
In addition to making Contributions by salary reduction or by a single sum transfer from a tax deferred annuity arrangement maintained under Section 403(b)(1) or 403(b)(7) of the Code, you may make Contributions by rollover of eligible distributions from eligible retirement plans if your employer’s Plan and our Contract issued for the Plan accept rollovers.
For federal income tax purposes:
•
Under Section 403(b) of the Code, you may defer recognition of the Contributions you make by salary reduction, within certain limits, for federal income tax purposes. Alternatively, if permitted by the Plan, you may designate Contributions you make as Designated Roth Contributions, which are made after tax, as described in Section 402A of the Code.
•
Amounts that you roll over will not be subject to the limitations on the amount of Contributions from salary reduction permitted during a tax year.
Minimum Contract Value. You are not required to make any minimum amount of Contributions.
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Allocation of Contributions. You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.
We will allocate a Contribution when we receive it from you or your Employer, along with a Complete Order containing all information and completed documents necessary to process the Contribution, (see “Definitions We Use in this Prospectus” for a description of Complete Order) according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.
You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.
Voluntary Employee Contribution Contracts (VEC Contracts)
A Voluntary Employee Contribution Contract is a group contract designed to provide annuity benefits to employees participating in a retirement plan that qualifies for special federal income tax treatment under Sections 401(a) and 403(a) of the Code. Contractholders typically are employers, or the trustees of employers’ retirement plans.
No New Contracts or Contributions. As a result of the Tax Reform Act of 1986, we: (1) ceased issuing new VEC Contracts as of January 1, 1987; and (2) amended previously issued VEC Contracts to prohibit new Contributions on or after January 1, 1987.
A Contractholder can remit to us on your behalf, in a single sum, an amount transferred from another voluntary employee contribution plan, or from a contract between a Contractholder and us, or between the Contractholder and another insurance company.
The Investment Alternatives available under a VEC Contract are limited to those available under our VEC Contracts as of January 1, 1987. These Investment Alternatives are the General Account and the following Subaccounts: Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds.
Your Right to Transfer Among Investment Alternatives
Subject to certain restrictions, you may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan (if any) limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.
Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units .”
Transfers, Allocation Changes and Withdrawals by Telephone or Internet. You may generally make requests by telephone or Internet for transfers or withdrawals of Account Value (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Contributions. We do not accept Internet requests for withdrawals from any Contract or telephone requests for withdrawals from a TDA or VEC Contract.
On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. (or the Exchange close) as received the next Valuation Day.
You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) and identifying personal information to our Customer Service Representative.
We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may
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not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.
We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine, we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide written confirmation of transactions, except for allocation changes made over the Internet.
How to Tell Us an Amount to Transfer or Withdraw. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
•
the dollar amount to be taken from each Investment Alternative; or
•
for Subaccounts, the number of Accumulation Units to be transferred or withdrawn; or
•
the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and, in the case of the International Funds, by U.S.P.S. regular mail to our Financial Transaction Processing Center.
Designation of Beneficiary
You may designate a Beneficiary or Beneficiaries, subject to any limits under your Employer’s Plan or the Code, to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their Commuted Value) due during the Annuity Period. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you are living at the time we receive the notice. Designations or changes in designations made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.
Some TDA Plans require that if a TDA Participant is legally married, the Beneficiary will be the Eligible Spouse unless we have received the Eligible Spouse’s consent to permit another Beneficiary. The consent must:
•
be in writing,
•
be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative,
•
agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and
•
agree to the designation of a Beneficiary other than your Eligible Spouse.
If you want to make subsequent Beneficiary designations or selections of forms of annuity benefit, your Eligible Spouse must provide written consent in the same manner.
You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, you should refer to the Contracts.
General Description. Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of your Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract. TDA Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (NAIC) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula set forth in your Contract that is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under that formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, and in certain other circumstances.
Refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.
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Transfers and Withdrawals. TDA Participants may transfer any portion of your Account Value to or from the General Account, subject to any restrictions contained in your Employer’s Plan. To the extent permitted by the Code and your Plan, you may withdraw any portion of your Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
VEC Participants may make transfers between the available Investment Alternatives and may make withdrawals of all or part of their Account Values at any time prior to the Annuity Commencement Date, unless the employer’s plan provides otherwise. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to the Participant. We do not currently charge for transfers or withdrawals made under VEC Contracts.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Contractholders or Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all contractholders or only for certain classes of contractholders. New or substitute Subaccounts may have different fees and expenses and may only be offered to certain classes of contractholders. In making changes, we will comply with applicable state and federal law and will obtain the approval of Participants and/or the Contractholders, if required.
Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The Underlying Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
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create new Subaccounts of the Separate Account at any time;
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to the extent permitted by state and federal law, modify, combine or remove Subaccounts in the Separate Account;
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transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount of the Separate Account to another Subaccount;
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create additional separate accounts or combine any two or more accounts including the Separate Account;
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transfer assets we have determined to be attributable to the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
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operate the Separate Account as a management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
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•
deregister the Separate Account under the 1940 Act and/or cease to maintain the registration under the Securities Act of 1933 for sales of units of interest under the Contracts; and
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operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
We may modify the provisions of the Contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Participants with written notice as may be required under applicable law or regulation.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
Transfers into any of the Subaccounts that invest in the International Funds can only be effected by mail. Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds. Accordingly, we have adopted a special administrative rule for transfers into any of the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the Subaccounts that invest in the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the Subaccounts that invest in the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our Home Office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the Subaccounts that invest in the International Funds that are received at the Home Office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 800.468.3785. You may revoke an order for transfer into any of the Subaccounts that invest in the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the Subaccounts that invest in the International Funds either in writing, by calling our toll-free number, or via our website, mutualofamerica.com.
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We reserve the right to modify or terminate the administrative rule for transfers to the Subaccounts that invest in International Funds and to extend the rule to other Subaccounts. We also reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts. Note: The Mutual of America Investment Corporation Retirement Funds and Allocation Funds may invest in shares of the other Mutual of America Investment Corporation Funds, including the International Fund, and are exempt from the requirement to place orders of such shares by U.S.P.S. regular mail, as indicated above.
We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using Fair Value Pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:
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contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
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if the activity does not cease, suspend the Contractholder’s or Participant’s internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
•
then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to
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this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.
 Annuity Period
Available Forms of Annuity – TDA Contracts

If you are a Participant under a TDA Contract, you are the Annuitant, and the Annuitant cannot be changed. You should refer to the terms of the Contract or your Certificate for rights that you or a Beneficiary may have. When electing annuity payments, you or a Beneficiary beginning to receive death benefits also may name a joint Annuitant.
If your Employer has selected Mutual of America as the annuity provider for annuity benefit distributions, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity) from us to you (the Annuitant). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract, and your Employer may no longer make Contributions on your behalf. If your Plan permits, and subject to its provisions, you may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments. Once your annuity payments have commenced, you cannot change the form of annuity you have elected, and you are not able to withdraw contract value after the annuity commencement date.
We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent annuitant if a joint and survivor annuity) dies before the minimum time period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the source of income, since the payments continue for the life of the Annuitant.
You may select the annuity form when you designate the Annuity Commencement Date (subject to availability of such options under the Employer’s TDA Plan). There is no minimum account value to elect an annuity option. A TDA Plan may require that if you are married, you will receive a joint and survivor annuity with your Eligible Spouse, unless the Eligible Spouse consents in writing to another form of annuity.
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You may select a form of annuity from the following list (subject to the availability of such annuity under your Employer’s Plan), and in each case, you will be the Annuitant. Your employer’s Plan may contain these special rules for determining the annuity form:
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If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the Joint and Survivor Life Annuity, as described below, with your Eligible Spouse as joint annuitant, unless you, no more than ninety days, or one hundred and eighty days, depending on the provisions of the Plan, before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your Eligible Spouse consents to the form selected.
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If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Non-Refund Life Annuity, as described below, unless you, before the Annuity Commencement Date, select in writing a different annuity form.
Life Annuity with Ten Years Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime, but if the Annuitant dies before the end of the ten year period, Annuity Payments will be paid to the Beneficiary until the end of the ten year period. After the Beneficiary has begun receiving payments, if the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.
Joint and 66 2∕ 3% Survivor Life Annuity with Ten Year Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime and 66 2∕3% of that monthly Annuity Payment to the joint Annuitant after the Annuitant’s death if the joint annuitant survives the Annuitant. If both the Annuitant and the joint annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years to the Beneficiary. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person named as an Annuitant’s joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is canceled automatically.
Full Cash Refund Annuity. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime. If the aggregate amount of the monthly Annuity Payments that we made to the Annuitant is less than your Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary in a single sum.
Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.
Non-Refund Life Annuity. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any joint annuitant or Beneficiary.
Other Forms. In addition to the forms of annuity listed above, your plan may offer additional forms of annuity as of your Annuity Commencement Date. We may, if offered by your plan, permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of periods certain of three, five and fifteen years. Additionally, we may, if offered by your plan, permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2∕3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time unless your Contract provides otherwise.
Available Forms of Annuity – VEC Contracts

You may select the annuity form when you designate the Annuity Commencement Date. There is no minimum account value to elect an annuity option. Unless an election to the contrary is made prior to the Annuity Commencement Date, a Participant who does not have an Eligible Spouse at the Annuity Commencement Date will have annuity benefits paid in the normal form of annuity specified by the employer’s plan, and a Participant who has an Eligible Spouse will have annuity benefits paid on the Joint and Survivor Form, with the Eligible Spouse as the Joint Annuitant. Consent of the Eligible Spouse is required if payment is to be made in any other form.
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Election of Annuity Commencement Date. Unless the employer’s plan provides otherwise, Participants may elect an Annuity Commencement Date that is either the Participant’s Normal Retirement Date (the first day of the calendar month coincident with or next following such Participant’s 65th birthday); Early Retirement Date (the first day of any calendar month within the ten-year period immediately preceding the Participant’s Normal Retirement Date, but no earlier than age 55); or Late Retirement Date (the first day of any calendar month following such Participant’s Normal Retirement Date) but generally no later than the April 1st following the participant’s attaining age 72 for Participants who are no longer actively at work.
Amount of Annuity Payments

We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments will be fixed at the same amount every month and depends on the annuity form you choose, your age, your joint annuitant’s age, if applicable, the applicable annuity purchase rates and your Account Value at the Annuity Commencement Date. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.
Each Contract contains tables of annuity purchase rates. We guarantee that the purchase rates we use to determine the monthly amount of the Annuity Payment, for the form of annuity you select, will be the better of the guaranteed rate in the Contract or our then-current annuity purchase rate at the time of your Annuity Commencement Date. You may choose to make withdrawals of your Account Value, instead of electing to receive Annuity Payments.
We will issue to each Participant under a TDA Contract an individual certificate setting forth the amount and terms of payment of their annuity benefits. We will send Annuity Payments directly to Annuitants at their last known address, as filed with us.
Annuity Commencement Date

Your Annuity Commencement Date must be on the first of a month and must be in accordance with the Plan, if any. You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures.
 Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
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Death Benefit During the Accumulation Period

We will pay a death benefit to your designated Beneficiary during the Accumulation Period upon your death.
We will pay the death benefit after we have received at our Home Office:
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due proof of your death, generally a certified copy of your death certificate;
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notification of election by the Beneficiary(ies) of the form of payment of death benefit; and
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claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.
The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above less any outstanding loans and interest. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit as described below. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made.
In addition, Participants under TDA Contracts are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether the Participant had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See Minimum Required Distributions under “Taxes”.
In general, any method of distribution that a Beneficiary selects must comply with one of the following.
(a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of the Participant’s death, unless we pay the death benefit in accordance with (b), (c) or (d) below.
(b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Participant’s death, is also (a) the Participant’s surviving spouse; (b) the Participant’s minor child; (c) an individual who is no more than 10 years younger than the Participant; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.
(c) Beneficiary is the Eligible Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. A Beneficiary who is also your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 72 if still alive. Alternatively, a Beneficiary who is also an Eligible Spouse, may roll your account balance over to his or her own qualified plan or 403(b) plan or to his or her own eligible IRA.
(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.
A Beneficiary under more than one 403(b) plan may take withdrawals from one or more such plans, in accordance with applicable IRS regulations, if permitted by the Plan.
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Death Benefit after the Annuity Commencement Date

If an Annuitant (and the joint annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date..
Single Sum for Small Annuity Payments. If your Account Value is $1,000 or less (or less than such greater amount that may be permitted by law and the Plan), then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you (or your employer for you, if the Plan so provides).
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract.
Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A TDA Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan, if any. We may rely on reports and other information furnished by Contractholders or Participants, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.
 Purchases and Contract Value
Purchase of a TDA Contract; Participation

We issue TDA Contracts to employers or other entities that are seeking a funding vehicle for group tax-sheltered annuity arrangements established under Section 403(b) of the Code. Contractholders must be:
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organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code, or
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eligible public schools or colleges, or
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associations that represent such entities or their employees.
If you are an eligible employee of an employer that has adopted a tax-sheltered annuity arrangement funded by a TDA Contract, you may become a Participant by completing our enrollment form.
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Participation. Each Plan specifies the eligibility requirements for an employee’s participation, which may include requirements for minimum age or years of service or allow entry into the Plan only on specified dates. We or the Plan may require you to execute agreements and applications on prescribed forms, including a salary reduction agreement or payroll deduction agreement with the Employer.
Acceptance of Plan Asset Transfers for TDA Plans. A Plan Asset Transfer is a transfer to the Company on behalf of the Plan of assets held for the Plan by another financial institution. In connection with a Plan Asset Transfer, we require that the data transferred on behalf of the Plan by the Plan recordkeeper be in a format acceptable to us. We will effectuate transactions under the Contract when we have received a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order). For a Plan Asset Transfer that we determine is not a Complete Order, we will seek to obtain the necessary information for the transaction to be a Complete Order so the Plan Asset Transfer can be applied as an allocated Contribution under the Contract.
In order to allocate the proper portion of the Plan Asset Transfer to each individual Participant’s account and invest it under the Contract, we must receive a Complete Order. At the direction of the Employer, a Plan Asset Transfer that is not a Complete Order will be held in a non-interest bearing bank account for a short period of time. When we obtain the necessary information required for the Plan Asset Transfer to constitute a Complete Order, we will transfer the Plan Asset Transfer from the non-interest bearing bank account to the Contract as an allocated Contribution and allocate the appropriate amounts to each individual Participant’s account under the Contract and to the investment alternatives available under the Contract as directed. If we do not obtain the necessary information within a reasonable period of time, not to exceed 45 calendar days, we will return the Plan Asset Transfer assets to the Plan trustee, if any, or otherwise to the financial institution designated by the Employer.
Purchase of a VEC Contract; Participation

We no longer issue VEC Contracts. A VEC Contract was issued to employers or trustees of employers’ retirement plans that were seeking to provide annuity benefits to employees participating in a retirement plan that qualifies for special federal income tax treatment under Sections 401(a) and 403(a) of the Code. As a result of the Tax Reform Act of 1986, we: (1) ceased issuing new VEC Contracts as of January 1, 1987; and (2) amended previously issued VEC Contracts to prohibit new Contributions on or after January 1, 1987.
Transfers from other Plans or Carriers. A Contractholder can remit to us on your behalf, in a single sum, an amount transferred from another voluntary employee contribution plan, or from a contract between a Contractholder and us, or between the Contractholder and another insurance company.
Customer Identification

We will require information from you, or your employer, as applicable, necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001, and other applicable laws and regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution, issue a Contract or effect subsequent transactions, including, for example, accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
Confirmation Statements to Participants

We will send you a confirmation statement each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website), we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives, a change occurs in the number of Accumulation Units and a change occurs in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee, or you make a withdrawal. A confirmation statement for a new Contribution or a change in the number of Accumulation Units and a change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be part of your
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next quarterly (or monthly, if applicable) account statement for TDA Contracts. You should promptly report to us any error in a confirmation statement or quarterly statement. Please report any such error within 30 days after the date of the confirmation or the end of the period covered by the quarterly statement for correction.
Payment of Contributions – TDA Contracts

You make Contributions to a TDA Contract under a salary reduction arrangement you enter into with your employer, on a pre-tax or a Designated Roth post-tax basis (subject to the provisions of the Plan).
In addition, we also will accept on your behalf a single sum transfer from another tax-deferred annuity arrangement maintained under Section 403(b) of the Code or certain custodial accounts maintained under Section 403(b)(7) of the Code if the Contract was issued by a provider specifically identified in the Plan. Transfers while you are actively employed from any provider not specified in the Plan are prohibited.
The amount of your Contributions may not be greater than the amount permitted under applicable federal law. A Plan may require a minimum Contribution per year for each Participant. We will not accept Contributions for you for time periods after you have terminated participation under the Contract, you cease employment with the Contractholder, or if the TDA Contract has been discontinued or terminated. Under the TDA Contract, no additional contributions, including rollover contributions, may be made by you or on your behalf if your account value under the contract is zero and you have terminated employment with the employer which is the holder of the contract or you are no longer a Participant in that employer’s Plan. However, under IRS regulations certain contracts are exempt from some or all of the requirements of those regulations because no contributions have been made generally after 2004 (or certain other dates). Under such “exempt” contracts, also called “grandfathered contracts,” no contributions, including rollover contributions, may be made by you or on your behalf whether or not you still have an account value under a grandfathered contract and whether or not you have terminated employment or participation with the employer holding such grandfathered contract.
We maintain the following separate account balances to record Contributions and earnings (or losses):
•
Employee Contribution Account
•
Rollover Contribution Account
•
Designated Roth Account
•
Designated Roth Rollover Account
When we issue a Contract to an Employer, the Employer sends Contributions directly to us. If a Plan provides for a trust, we issue a Contract to the Plan trustees and the Employer sends Contributions to the trustees, who then send us trust assets (the amount of the Contributions). An Employer (or trustees) sends to us Contributions on behalf of Participants, as follows.
•
The Employer must remit to us (or to trustees of the Plan, if any) your Contributions as soon as administratively feasible but no later than 15 days after the end of the month in which the Employer collected the Contributions by salary reduction or payroll deduction.
•
An Employer (or trustees) may remit to us on your behalf an amount, in a single sum, that arises from a transfer from any Plan the Employer maintains, as long as the transfer is permitted by applicable law and the Contract.
The Employer or trustees may make contributions by check, wire transfer or electronic funds transfer.
Contributions made by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at mutualofamerica.com.
We will only accept Contributions for you for time prior to your termination of participation under a Contract or prior to the discontinuance of the Contract. There is no minimum amount of Contributions.
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Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange on that day). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.
The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
•
changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
•
Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Contributions to a Subaccount or transfer any Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer any Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee, on the date the plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the Contribution or request in Complete Order. As a result, we will process the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value for the Subaccount for that Valuation Period.
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Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
 Our Payment of Account Value to You or a Beneficiary – TDA Contracts
Under a TDA Contract, your right to withdraw all or any portion of your Account Value is restricted by federal tax law. If you are under age 59½, you will not be able to withdraw your Account Value, except in circumstances such as death or disability, hardship, or termination of employment. (There are special rules permitting withdrawal of Contributions made on or before January 1, 1989 and withdrawal of earnings and interest credited to your Account Value by that date.) When you make a withdrawal for hardship, you may not withdraw post-1988 earnings or interest on your Contributions under a salary reduction agreement. In addition, if you are married, consent of your Eligible Spouse may be required for withdrawals under TDA Contracts. In some cases, certain withdrawals under 403(b) Plans may require the approval of the Employer, provider, carrier or third party administrator, if applicable.
A full withdrawal from your TDA Contract terminates your participation in the TDA Contract if you have terminated your employment with the Employer or you are no longer covered by the Plan. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Single Sum Payment upon Termination of Employment. Your Plan may provide that, if your Account Value is $1,000 or less (or a higher amount as may be permitted under provisions of the Plan and applicable laws) when you terminate employment with the Employer, we will pay your Account Value to you in a single sum payment.
Specified Payments Option. If you have reached age 59½ or, for TDA Contracts, terminated employment with the Plan sponsor (if the TDA Contract is sponsored), after reaching age 55 under a TDA Contract you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you.
When you are receiving Specified Payments under a TDA Contract, you and your employer may continue to make Contributions on your behalf. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
•
your death;
•
our receipt of your written request to change or end the Specified Payments;
•
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
•
your Annuity Commencement Date.
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution (see “Minimum Required Distributions” under “Taxes”).
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Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (see “Taxes”).
Penalty Tax on Taxable Portion of Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
•
you have reached age 59½
•
you are disabled or have died
•
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
•
in certain other circumstances.
 Our Payment of Account Value to You or a Beneficiary – VEC Contracts
VEC Participants may make withdrawals of all or part of their Account Values at any time prior to the Annuity Commencement Date, unless the employer’s plan provides otherwise. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to the Participant. We do not currently charge for transfers or withdrawals made under VEC Contracts.
Specified Payments Option. If the employer’s plan permits, a Participant in a VEC Contract may elect after attaining age 59½, or upon early retirement after age 55, to specify an amount (which may not be less than $100) to be withdrawn from the Participant’s Account Value and paid each month to the Participant. The Participant must designate the available Investment Alternative(s) from which we should make the withdrawals.
Federal Income Taxation of Withdrawals. Participants who receive payments under a VEC Contract on and after July 2, 1986 that are not “amounts received as an annuity” or that are received before the Participant’s Annuity Commencement Date generally may exclude only a portion of such payments from gross income. The portion that a Participant may exclude from gross income is generally determined by dividing the Participant’s “investment in the contract” by the value of his vested account value (or, in the case of a retirement plan which is a defined benefit pension plan, the value of the vested accrued benefit) as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing account values for such purposes.
The value of a Participant’s account value on an applicable valuation date under a VEC Contract issued in conjunction with a defined benefit pension plan may be used in lieu of the present value of a Participant’s total vested accrued benefit under such plan if the “separate contract” requirements of Section 72 are met. A special rule may apply with respect to Participant’s Contributions made before January 1, 1987 that constitute part of the “investment in the contract.” Generally, such Contributions may be withdrawn prior to the Annuity Commencement Date and will not be subject to income taxation (earnings are subject to taxation) if a Participant could have made such a withdrawal under the terms of the retirement plan on or before May 5, 1986 without terminating employment.
Federal Income Taxation of Single Sum Payments. Participants who receive a single sum payment of their entire account value under a VEC Contract must include the entire amount of such payment in their gross income in the tax year in which such payment was received. However, a Participant may exclude from gross income any “investment in the contract” that the Participant had not recovered prior to the payment of the lump sum.
Penalty Taxes. A penalty tax may be due on premature withdrawals under VEC Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts.
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Withholding. We are required to withhold federal income taxes from withdrawals under the Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts.
When We May Postpone Payments
We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
•
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
•
The SEC by order permits postponement for the protection of Participants; or
•
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
Additionally, we may postpone any payment from the Subaccount that is invested in the Mutual of America Investment Corporation Money Market Fund, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.
In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.
 Loans
Unless your Plan does not provide for loans, we make available a loan option under a TDA Contract. You have the right to borrow funds using your Account Value as collateral security. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time.
We will designate an interest rate at the time a Loan is granted. The Loan interest rate we declare from time to time will not exceed the higher of the Moody’s® Corporate Yield Average and 1% above the guaranteed rate of interest credited to Account Values held in the General Account. The Moody’s® Corporate Yield Average is an average of the composite yield on seasoned corporate bonds published by Moody’s® Investors Service, Inc., and may increase or decrease over time. Accordingly, the interest rate you pay on your loan may increase or decrease over time. Interest earned on the amount in the General Account is not applied as an offset to interest accrued on the Loan; they are separate and independent from each other.
Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan, if any).
You will be billed for your loan repayments. Before July 1, 2021, we will impose a late fee in the amount of the lesser of $15, or 5% of your payment, if your payment is not received within 30 days, which will be included in your next bill. Late fees will no longer be charged on or after July 1, 2021.
You will be required to transfer an amount equal to 120% of the loan to serve as collateral security for your loan from the Separate Account to the General Account, unless you already have allocated the required Account Value to the General Account. Collateralized loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against
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repayment of the loan. You must instruct us from which Investment Alternatives the transfer is to be made. We will not permit you to make withdrawals or transfers of the collateral security amount while the loan is outstanding. The interest rate for the loan will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average for the calendar month ending two months before the date on which the rate is determined, and payments of principal and interest on the loan are due no less frequently than quarterly. You will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. A portion of the collateral equal to the loan amount may earn interest at a rate that is different than, and possibly lower than, the rate earned by other amounts in the General Account. There are no income tax consequences to you from obtaining a loan under the TDA Contract, unless you do not make repayments when they are due.
You can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other investment alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other investment alternatives to the General Account.
All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.
 Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals
In Writing. You must give instructions on our forms, and in accordance with our procedures, to change the allocations among Investment Alternatives for future Contributions, to transfer your Account Value among Investment Alternatives or to make withdrawals from your Account Value.
By Telephone or Internet. You may call us at 800.468.3785 or visit our website at mutualofamerica.com to obtain information about your Account Value, to change allocation instructions among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value to the International Funds. Transfers into any of the International Funds can be made only in writing and by United States Postal Service (“U.S.P.S.”) regular mail to our Boca Raton Financial Transaction Processing Center. Note that withdrawal requests under TDA and VEC Contracts, as described above must be made in writing and cannot be made by telephone or Internet.
Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where certain withdrawals are processed and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address of the Regional Office that provides services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes, except when made via our website, and for your Contributions, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement.
Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
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You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Participants and TDA Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or Internet, as described above.
Where You Should Direct Requests. You may request an allocation change or a transfer of any portion of your Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling 800.468.3785, visiting our website at mutualofamerica.com, or sending your written request to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to the International Funds or revocations of such requests by U.S.P.S. regular mail to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request by writing to our Withdrawal Processing Center, which you can call at 877.567.9662. Written requests to the Withdrawal Processing Center should be sent to:
Mutual of America Life Insurance Company
Withdrawal Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
If you wish to obtain an annuity with your account value, or wish to receive payment under our Specified Payment Option, you should contact your Regional Office. You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action. In some cases, TDA withdrawal requests may require the approval of the Employer or third party administrator, if applicable.
Assignment, Modification or Discontinuance of Contracts

Assignment of Contracts. Contractholders and Participants may not assign or transfer the Contract or any rights under a Contract, except as otherwise required or permitted by law.
Modification or Amendment of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.
We may change a TDA Contract at any time by amendment or replacement, provided we give the Contractholder at least 60 days’ notice, without the consent of the Contractholder, any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.
Termination of Participation Under TDA Contracts. Your participation under a TDA Contract terminates if you are no longer eligible to participate under the Contract due to termination of employment with the Contractholder, including by death or retirement.
Contributions may no longer be made by you or on your behalf upon your death, retirement or termination of employment with the Contractholder. Termination of participation will not deprive you of your Account Value or change your rights to make transfers or withdrawals. Termination also will not prevent you from electing to receive Annuity Payments, or having a death benefit paid to your Beneficiary.
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Termination of Participation Under VEC Contracts. If, upon our request, the Contractholder does not provide evidence satisfactory to us that the Plan pursuant to which the Contract is issued qualifies for the tax treatment specified under Sections 401(a) and 403(a) of the Code, then we will withdraw and pay to the Contractholder the amounts accumulated under the Contract as of the date of withdrawal; and the Contract will terminate.
Discontinuance of TDA Contracts. A Contractholder may discontinue a TDA Contract on the first of a month with at least 30 days notice to us. We may discontinue a Contract upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use the online retirement plan administration system provided by us or a subsidiary. Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned. When a TDA Contract is discontinued:
•
The Contractholder’s obligations under the Contract continue, except that the Contractholder may not send us any more Contributions, except for repayment of Participant loans.
•
Amounts accumulated for Participants remain under the Contract, until withdrawn or transferred.
•
If requested by a Contractholder we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract in accordance with the discontinuance rules as described above.
•
A transfer will require the consent of Participants who became Participants before a rider was issued in 2009, as determined by the issuance of a rider to the Contract. A Participant whose consent is required but who does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals). The transfer to another insurance company or financial institution will be made no later than 30 days (or later date requested by the Contractholder) after we have received a written request from the Contractholder for the transfer and all information necessary to effect the transfer, including individual consents required from certain Participants. A Plan may be terminated upon the distribution of all assets under the Plan.
Following a discontinuance for any of the reasons specified above, with regard to amounts that have not been withdrawn, each Participant whose assets have not been withdrawn can change allocations, make transfers and make full or partial withdrawals, but is not permitted to add assets.
Notice of Amendment and Option to Discontinue TDA Contracts. In certain instances, we will provide Contractholders with a written notice concerning an amendment of the Contracts, at least 60 days before the effective date of the amendment, along with an explanation of the amendment. A Contractholder may elect to discontinue the Contract if it does not want to accept the amendments by making a written request to Mutual of America and informing us of the insurance company or other financial institution to which amounts under the Contract should be transferred.
 Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
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Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the federal tax provisions. For these reasons, you or the Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning any state or local tax law limitations or other considerations.
Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under TDA Contracts. The general rule is that you must receive a payment under a Contract or Plan in order to be subject to income taxation. You do not include in gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as a distribution and accelerate the taxability of investment earnings.
Under general tax rules, when you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable.
A TDA Participant who makes Contributions by salary reduction does not have any investment in the Contract (unless the Participant has a Designated Roth Account or if the Participant has previously defaulted on a loan and received a deemed distribution). The following are general concepts, and you should refer to the discussions below for your type of Contract.
•
If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.
•
If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.
•
The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.
•
Generally, the simplified method is used in determining the percentage of a distribution that you may exclude from gross income for a tax year. The nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your investment in the contract (less amounts previously received tax free) and the denominator of which is the total anticipated payments from the Contract.
Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the simplified method to determine the amount to exclude from gross income for the tax year of the distribution.
The simplified method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year. If your death occurs before you have recovered the investment in the contract, the unrecovered amount may either be deducted on the final income tax return for your last taxable year or by the Beneficiary.
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Withdrawals. If you receive amounts (that are not Annuity Payments) under a TDA Contract and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Value for this purpose.
Single Sum Payments. If you receive a single sum payment of the Account Value under a TDA Contract, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.
Special Treatment for Designated Roth Contributions. If permitted by your Plan, you may irrevocably designate a Contribution as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.
A qualified distribution is generally a distribution made:
1.
After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and
2.
In one of the following circumstances:
a.
You are age 59½ or older, or
b.
You have died or become disabled.
A deemed distribution due to your default on a loan from your Designated Roth Account is not a qualified distribution, even if it otherwise meets these requirements.
The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, i.e., by dividing your investment in the contract (i.e. your Designated Roth Contributions) by your Designated Roth Account balance as of the date of the distribution.
TDA Contracts—Exclusion of Contributions from Gross Income

We offer the TDA Contract for use with tax-sheltered annuity arrangements designed to meet the provisions of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:
•
The aggregate Contributions per year for each employee cannot exceed the contribution limitation in Section 415(c) of the Code.
•
For Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.
Contributions that you may exclude usually are limited to the smaller amount under these provisions. In general, the limitations are as follows:
•
Contributions cannot exceed the lesser of $58,000 for 2021 (indexed for inflation in subsequent years) or 100% of your includible compensation;
•
Your contributions through a salary reduction agreement may not exceed $19,500 for 2021 (indexed for inflation in future years). If a Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,500 in 2021 (indexed for inflation in later years). (A special “catch-up” contribution, available to employees with 15 or more years of service with certain qualifying employers who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum “catch-up” contribution of $15,000.)
You may designate Contributions you make as Designated Roth Contributions described in Section 402A of the Code, if permitted by your Plan. Designated Roth Contributions are not excludable from your gross income.
52

Penalty Taxes for Premature Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59½. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.
In general, the taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;
3.
The withdrawals are to pay your medical expenses, or those of your Eligible Spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);
4.
You ended your employment with the Employer during or after the year you attained age 55; or
5.
You take a qualified birth or adoption distribution.
There may be additional exceptions available in certain circumstances, and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Minimum Distributions under TDA Contracts

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under TDA Contracts beginning at a certain time (called the “Required Beginning Date”). For Plans subject to Code Section 403(b), you may take the required amount from a Contract we have issued, or from other contracts of the same type that you own.
You generally must begin taking distributions under TDA Contracts must begin by April 1 of the year following the year you attain age 72, unless you are still employed by the TDA Contractholder (employer) (subject to certain restrictions if you own 5% or more of the Plan Sponsor). A Plan, however, may require you if you are still employed to begin receiving minimum distributions at age 72. If you reached age 70½ during a year prior to 2020, you were required to begin taking distributions of Account Value by April 1 of the year following the year you reached age 70½. However, the Coronavirus Aid, Relief, and Economic Security (CARES) Act waived all minimum required distributions for 2020. However, distributions of your pre-1987 Account Value (if any) generally must begin in the year in which you reach age 75.
We will provide explanatory information to Participants before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew. In addition, the Plan may make the minimum payment to you without your consent.
Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit.
Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes in most circumstances. See “Obtaining Tax Advice” under “Taxes”.
A Beneficiary will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (“IRD”), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives
53

the death benefit. See “Obtaining Tax Advice” under “Taxes”. If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.
Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if federal income tax withholding is applicable. In some instances, you may elect to have us not withhold federal income tax. When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.
Most withdrawals are subject to mandatory automatic 20% federal income tax withholding unless you elect to have us pay the withdrawal directly, as a tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a Beneficiary, or to payments to an Eligible Spouse or former Eligible Spouse in connection with a divorce or separation decree or court order. A direct rollover to an IRA by a surviving spouse Beneficiary, or a direct transfer to an inherited IRA by a non-spouse Beneficiary, is not subject to federal income tax withholding.
The mandatory 20% tax withholding does not apply to any distribution that is:
•
one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your Beneficiary;
•
a specified period of 10 years or more;
•
a minimum distribution required under Section 401(a)(9) of the Code;
•
a hardship withdrawal if permitted by the Plan; or
•
a qualified birth or adoption distribution.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld.
Federal Income Taxation for VEC Contracts

Federal Income Taxation of Annuity Payments. The simplified method is applicable to Annuity Payments made on or after the Annuity Commencement date. The percentage the Participant may exclude is determined by dividing the Participant’s “investment in the contract” by the anticipated payments. Your “investment in the contract” is equal to the total of your non-deductible Contributions which are made in accordance with the provisions of a retirement plan that meets the requirements of either Section 401(a) or Section 403(a) of the Code. The simplified method continues to apply until the “investment in the contract” has been recovered by the Participant. After that time, the Participant will have to include the full amount of each Annuity Payment in his income for each taxable year. In addition, if Annuity Payments from a VEC Contract began before July 2, 1986, the “three year cost recovery” rule may be applicable.
Federal Income Taxation of Withdrawals. Participants who receive payments under a VEC Contract on and after July 2, 1986 that are not “amounts received as an annuity” or that are received before the Participant’s Annuity Commencement Date generally may exclude only a portion of such payments from gross income. The portion that a Participant may exclude from gross income is generally determined by dividing the Participant’s “investment in the contract” by the value of his vested account value (or, in the case of a retirement plan which is a defined benefit pension plan, the value of the vested accrued benefit) as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing account values for such purposes.
The value of a Participant’s account value on an applicable valuation date under a VEC Contract issued in conjunction with a defined benefit pension plan may be used in lieu of the present value of a Participant’s total vested accrued benefit under such plan if the “separate contract” requirements of Section 72 are met (see “Federal Tax Information—Obtaining Tax Advice” in the Prospectus). A special rule may apply with respect to
54

Participant’s Contributions made before January 1, 1987 that constitute part of the “investment in the contract.” Generally, such Contributions may be withdrawn prior to the Annuity Commencement Date and will not be subject to income taxation (earnings are subject to taxation) if a Participant could have made such a withdrawal under the terms of the retirement plan on or before May 5, 1986 without terminating employment.
Federal Income Taxation of Single Sum Payments. Participants who receive a single sum payment of their entire account value under a VEC Contract must include the entire amount of such payment in their gross income in the tax year in which such payment was received. However, a Participant may exclude from gross income any “investment in the contract” that the Participant had not recovered prior to the payment of the lump sum.
Penalty Taxes. A penalty tax may be due on premature withdrawals under VEC Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts.
 Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of the Company to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.
 Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
55

Appendix A1: Underlying Funds Available as Investment Options Under the TDA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/TDAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	18.20%	15.06%	13.72%
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	16.78%	12.87%	11.96%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.82%	-4.01%	4.89%	6.52%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.81%	43.31%	16.28%	12.32%
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	10.62%			4.99%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.74%	2.82%	8.44%	8.64%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America Mid-Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	13.50%	12.17%	11.34%
Equity Fund Seeks capital appreciation	Mutual of America International Fund Adviser: Mutual of America Capital Management LLC	0.35%	8.19%	7.51%	5.31%
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.58%	43.00%			23.08%[3]
Equity Fund Long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.59%	23.89%	13.62%	6.80%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	-1.90%	9.04%	8.67%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas Inc.	0.49%	39.04%	19.83%	16.29%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Equity Fund Fund seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.53%	6.69%	10.69%	10.17%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.61%	30.57%	10.19%	13.52%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.62%	18.19%	11.07%	9.50%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	8.56%	11.22%	10.62%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	17.49%	13.64%	13.68%
Equity Fund Seeks capital appreciation	Invesco Oppenheimer V.I. Main Street Fund® Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	0.84%	13.94%	12.59%	12.29%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	MFS VIT III Mid Cap Value Portfolio Adviser: MFS	0.81%	3.87%	9.72%	10.84%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.92%	19.56%	13.05%	11.62%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	34.28%	19.52%	17.49%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.28%	11.78%	10.30%	10.60%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.38%	57.58%	21.30%	12.10%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	-4.85%	5.66%	8.60%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.27%	0.28%	0.96%	0.40%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America Mid-Term Bond Fund Adviser: Mutual of America Capital Management LLC	0.46%	5.05%	3.48%	3.02%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	6.40%	4.48%	4.11%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.69%	11.88%	5.41%	3.78%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	7.58%	4.36%	3.71%
Balanced Fund Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.54%	11.77%	9.59%	8.80%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.60%	14.87%	8.62%	7.35%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.63%	15.26%	10.94%	9.40%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.41%	9.32%	7.25%	6.38%
Balanced Fund Seeks capital appreciation and current income	Mutual of America Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.30%	11.67%	9.56%	8.58%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.32%	13.72%	10.90%	10.00%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.47%	7.59%	6.28%	5.75%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2015 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.45%	7.65%	7.50%	7.18%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2020 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.39%	9.11%	8.51%	8.01%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2025 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.38%	10.26%	9.51%	8.89%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2030 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.36%	11.67%	10.36%	9.59%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2035 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	12.61%	10.99%	10.04%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2040 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	13.43%	11.22%	10.13%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2045 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	13.31%	11.21%	10.09%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2050 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	13.39%	11.21%		10.94%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2055 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.38%	13.93%			11.46%[5]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2060 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	14.08%			10.07%[6]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2065 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%				18.16%[7]

The reported expense ratio for the following funds is net of fee waivers that may not continue: Mutual of America Small Cap Equity Index Fund, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Invesco V.I. Main Street Fund, T. Rowe Price Blue Chip Growth Portfolio, Mutual of America 2060 Retirement Fund, Mutual of America 2065 Retirement Fund. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since Inception date October 1, 2012.
5
Since inception date October 1, 2016.
6
Since inception date July 2, 2018.
7
Since inception date August 3, 2020.

Appendix A2: Underlying Funds Available as Investment Options Under The VEC Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/VECFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns as of 12/31/20
			1 year	5 year	10 year
Equity Fund Seeks to outperform S&P 500® Index by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	16.78%	12.87%	11.96%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.27%	0.28%	0.96%	0.40%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	6.40%	4.48%	4.11%
Balanced Fund Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.54%	11.77%	9.59%	8.80%

Appendix B: General Account Operations
This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Participants and Plans than Contributions supported by assets of our Separate Account.
When a Participant or Plan allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.
We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.
Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Participants. Participants should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:
•
Reasonable classifications of different types of policies.
•
Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.
•
The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.
•
The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.
•
Compliance with applicable statutory and regulatory requirements.
•
Competitiveness of rates in light of industry practices and trends current at the time.
We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were placed in our General Account. The credited interest rate, when declared, is applied on a daily
B-1

basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum annual yield, if any, set forth in a Contract. If we declare a credited interest rate higher than such minimum, the higher credited interest rate will remain in effect until changed.
All amounts accumulated in our General Account (including credited interest) for Participants are guaranteed by us. Amounts held for a Participant are payable in full upon the Participant’s request for transfer, payment, withdrawal or discontinuance, subject to Plan provisions, and the deduction of any otherwise payable administrative charges and subject to any amounts that serve as collateral for loans under a Plan. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Participants’ quarterly statements.
We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Participants in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders and Participants. We will provide written notices to Contractholders, and to Participants when required, when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Participant’s quarterly statements reflect direct deductions from the Participant’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.
A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.
State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.
B-2

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about this Contract and Separate Account No. 2. The Registration Statement includes this Prospectus, a Statement of Additional Information (the “SAI”), and exhibits.
Statement of Additional Information. The SAI contains additional information about this Contract, the Separate Account, and our operations. We incorporate the SAI into this Prospectus by reference.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI by:
•
writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.574.9267 and asking for Mutual of America.
You may obtain the SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has an Internet website at http://www.sec.gov. You may obtain the Contract registration statement, including the SAI, through that SEC Internet site. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America Life Securities LLC.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 333-221999
EDGAR Contract identifier C000198744.
Prospectus dated May 1, 2021

 STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS
including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2021, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2021

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2020, we had total assets, on a consolidated basis, of approximately $25.9 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
 NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
•
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
•
Low interest rates. The low interest rate environment that has persisted since 2008 has impacted annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Expenses Paid by Third Parties

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive, and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts. Those reimbursements are described in detail in the Separate Account Charge Reduction – Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price, and Victory section of the Prospectus.
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10022, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying statements of assets and liabilities of the subaccounts, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2020, the related statements of operations for the year or period listed, the statements of changes in net assets for each of the years or periods listed, and the related notes, including the financial highlights for each of the years or periods indicated (collectively, the financial statements).
 PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.
 UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

CALCULATION OF PERFORMANCE DATA
Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Subaccount of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio or on their respective portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Subaccount of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.
Yield and effective yield reflect our deductions from the Subaccount for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and can be negative.
From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Subaccount in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
A.
Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.
B.
Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:
Effective Yield = [Base Period Return + 1)365/7] – 1.
Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	Traditional IRA, Roth IRA, Inherited IRA
Standard Current Yield for the Seven-Day Period Ended December 31, 2020	-1.08%

Mutual of America Variable Insurance Portfolios Money Market Portfolio Subaccount of the Separate Account	FPA
Standard Current Yield for the Seven-Day Period Ended December 31, 2020	-1.05%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	All Other Contracts
Standard Current Yield for the Seven-Day Period Ended December 31, 2020	-1.53%
Tier 1 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	0.41%
Tier 2 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-0.51%
Tier 3 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-0.63%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	All Other Contracts
Tier 4 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	0.78%
Tier 5 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-1.13%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	The Certain National Accounts
Tier 2 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-0.46%
Tier 3 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-0.53%
Tier 4 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-0.58%
Tier 5 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2020	-1.03%

Mutual of America Variable Insurance Portfolios Money Market Portfolio Subaccount of the Separate Account	VEC and Inactive Plan
Current Yield for the Seven-Day Period Ended December 31, 2020	-1.83%
Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Subaccount of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, the types and quality of portfolio securities held by the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and its operating expenses.
When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
Subaccounts Other Than Money Market

From time to time, we may include quotations of a Subaccount’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of a Subaccount’s units and assume that all dividends and capital gains distributions during the respective periods were reinvested in Subaccount units. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):
T = (ERV/P)1/n – 1.
Where:
P = a hypothetical initial payment of $1,000

T = average annual total return
n = number of years
ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Average Annual Total Returns (Traditional IRA, Roth IRA, and Inherited IRA Standard Separate Account Annual Expenses) (a)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.15%	13.95%	12.48%		02/05/93
Investment Company All America	15.73%	11.79%	10.75%		01/01/85
Investment Company Small Cap Value	-4.87%	3.90%	5.37%		07/01/05
Investment Company Small Cap Growth	42.02%	15.16%	11.10%		07/01/05
Investment Company Small Cap Equity Index	9.63%	N/A	N/A	4.04%	07/02/18
Investment Company Mid Cap Value	1.90%	7.40%	7.46%		07/01/05
Investment Company Mid-Cap Equity Index	12.48%	11.10%	10.13%		05/03/99
Investment Company Composite	10.77%	8.54%	7.62%		01/01/85
Investment Company International	7.22%	6.49%	4.18%		11/05/07
Investment Company Money Market	-0.62%	0.01%	-0.67%		01/01/85
Investment Company Mid-Term Bond	4.11%	2.50%	1.92%		02/05/93
Investment Company Bond	5.45%	3.49%	2.99%		01/01/85
Investment Company Retirement Income	6.63%	5.26%	4.62%		11/05/07
Investment Company 2015 Retirement	6.69%	6.48%	6.03%		11/05/07
Investment Company 2020 Retirement	8.14%	7.47%	6.84%		11/05/07
Investment Company 2025 Retirement	9.28%	8.46%	7.71%		11/05/07
Investment Company 2030 Retirement	10.67%	9.30%	8.40%		11/05/07
Investment Company 2035 Retirement	11.60%	9.93%	8.85%		11/05/07
Investment Company 2040 Retirement	12.41%	10.16%	8.94%		11/05/07
Investment Company 2045 Retirement	12.29%	10.15%	8.90%		11/05/07
Investment Company 2050 Retirement	12.38%	10.14%	N/A	9.80%	10/01/12
Investment Company 2055 Retirement	12.91%	N/A	N/A	10.43%	10/01/16
Investment Company 2060 Retirement	13.06%	N/A	N/A	9.06%	07/02/18
Investment Company 2065 Retirement	17.71%	N/A	N/A	17.71%	08/03/20
Investment Company Conservative Allocation	8.34%	6.23%	5.23%		05/20/03
Investment Company Moderate Allocation	10.67%	8.51%	7.40%		05/20/03
Investment Company Aggressive Allocation	12.70%	9.84%	8.81%		05/20/03
Fidelity VIP Equity-Income	5.84%	9.75%	9.10%		05/01/95
Fidelity VIP Asset Manager	13.96%	7.71%	6.31%		05/01/95
Fidelity VIP Contrafund	29.53%	15.20%	12.43%		05/01/95
Fidelity VIP Mid Cap	17.25%	10.14%	8.44%		07/01/05
Vanguard VIF Diversified Value	10.78%	9.24%	9.42%		07/01/05
Vanguard VIF International	56.17%	20.17%	10.92%		07/01/05
Vanguard VIF Real Estate Index	-5.70%	4.67%	N/A	6.20%	08/05/13
Vanguard VIF Total Bond Market Index	6.62%	N/A	N/A	6.15%	07/02/18
American Century VP Capital Appreciation	41.71%	17.40%	12.78%		01/03/89
American Funds Insurance Series New World	22.78%	12.55%	N/A	7.42%	08/05/13
Calvert VP SRI Balanced	14.23%	9.96%	8.27%		05/13/91
DWS Capital Growth VIP	37.80%	18.70%	15.05%		01/03/89
MFS VIT III Mid Cap Value	3.20%	N/A	N/A	6.92%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	12.92%	11.52%	11.09%		07/01/05
PIMCO VIT Real Return	10.67%	4.40%	N/A	2.33%	08/05/13
T. Rowe Price Blue Chip Growth	33.41%	18.65%	N/A	17.03%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	7.61%	N/A	N/A	9.71%	07/01/19
Goldman Sachs VIT US Equity Insights	16.49%	N/A	N/A	16.48%	07/01/19
Delaware VIP Small Cap Value Series	-2.78%	N/A	N/A	3.80%	07/01/19
Neuberger Berman AMT Sustainable Equity	18.49%	N/A	N/A	19.31%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	36.89%	N/A	N/A	27.06%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(a)
Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns between August 1, 2010 and September 30, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.
Average Annual Total Returns (FPA Standard Separate Account Annual Expenses) (b)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Mutual of America VIP Equity Index	N/A	N/A	N/A	15.04%	01/24/20
Mutual of America VIP All America	N/A	N/A	N/A	14.12%	01/24/20
Mutual of America VIP Small Cap Value	N/A	N/A	N/A	-2.85%	01/24/20
Mutual of America VIP Small Cap Growth	N/A	N/A	N/A	38.75%	01/24/20
Mutual of America VIP Small Cap Equity Index	N/A	N/A	N/A	10.59%	01/24/20
Mutual of America VIP Mid Cap Value	N/A	N/A	N/A	2.23%	01/24/20
Mutual of America VIP Mid-Cap Equity Index	N/A	N/A	N/A	12.01%	01/24/20
Mutual of America VIP International	N/A	N/A	N/A	7.56%	01/24/20
Mutual of America VIP Money Market	N/A	N/A	N/A	-0.56%	01/24/20
Mutual of America VIP Mid-Term Bond	N/A	N/A	N/A	3.50%	01/24/20
Mutual of America VIP Bond	N/A	N/A	N/A	4.07%	01/24/20
Mutual of America VIP Retirement Income	N/A	N/A	N/A	5.98%	01/24/20
Mutual of America VIP 2015 Retirement	N/A	N/A	N/A	6.48%	01/24/20
Mutual of America VIP 2020 Retirement	N/A	N/A	N/A	7.70%	01/24/20
Mutual of America VIP 2025 Retirement	N/A	N/A	N/A	8.72%	01/24/20
Mutual of America VIP 2030 Retirement	N/A	N/A	N/A	9.96%	01/24/20
Mutual of America VIP 2035 Retirement	N/A	N/A	N/A	11.06%	01/24/20
Mutual of America VIP 2040 Retirement	N/A	N/A	N/A	11.71%	01/24/20
Mutual of America VIP 2045 Retirement	N/A	N/A	N/A	11.87%	01/24/20
Mutual of America VIP 2050 Retirement	N/A	N/A	N/A	11.97%	01/24/20
Mutual of America VIP 2055 Retirement	N/A	N/A	N/A	11.76%	01/24/20
Mutual of America VIP 2060 Retirement	N/A	N/A	N/A	11.62%	01/24/20
Mutual of America VIP Conservative Allocation	N/A	N/A	N/A	7.18%	01/24/20
Mutual of America VIP Moderate Allocation	N/A	N/A	N/A	9.17%	01/24/20
Mutual of America VIP Aggressive Allocation	N/A	N/A	N/A	11.57%	01/24/20
Fidelity VIP Equity-Income	5.84%	9.75%	9.10%		05/01/95
Fidelity VIP Asset Manager	13.96%	7.71%	6.31%		05/01/95
Fidelity VIP Contrafund	29.53%	15.20%	12.43%		05/01/95
Fidelity VIP Mid Cap	17.25%	10.14%	8.44%		07/01/05
Vanguard VIF Diversified Value	10.78%	9.24%	9.42%		07/01/05
Vanguard VIF International	56.17%	20.17%	10.92%		07/01/05
Vanguard VIF Real Estate Index	-5.70%	4.67%	N/A	6.20%	08/05/13
Vanguard VIF Total Bond Market Index	6.62%	N/A	N/A	6.15%	07/02/18
American Century VP Capital Appreciation	41.71%	17.40%	12.78%		01/03/89
American Funds Insurance Series New World	22.78%	12.55%	N/A	7.42%	08/05/13
Calvert VP SRI Balanced	14.23%	9.96%	8.27%		05/13/91
DWS Capital Growth VIP	37.80%	18.70%	15.05%		01/03/89
MFS VIT III Mid Cap Value	3.20%	N/A	N/A	6.92%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	12.92%	11.52%	11.09%		07/01/05
PIMCO VIT Real Return	10.67%	4.40%	N/A	2.33%	08/05/13
T. Rowe Price Blue Chip Growth	33.41%	18.65%	N/A	17.03%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	7.61%	N/A	N/A	9.71%	07/01/19
Goldman Sachs VIT US Equity Insights	16.49%	N/A	N/A	16.48%	07/01/19
Delaware VIP Small Cap Value Series	-2.78%	N/A	N/A	3.80%	07/01/19
Neuberger Berman AMT Sustainable Equity	18.49%	N/A	N/A	19.31%	07/01/19

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Victory RS Small Cap Growth Equity VIP Series	36.89%	N/A	N/A	27.06%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(b)
Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns between August 1, 2010 and September 30, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%. Not applicable to the Mutual of America Variable Insurance Portfolios.
Average Annual Total Returns (All Other Contracts Standard Separate Account Annual Expenses) (c)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	16.62%	13.55%	12.28%		02/05/93
Investment Company All America	15.21%	11.39%	10.55%		01/01/85
Investment Company Small Cap Value	-5.29%	3.53%	5.18%		07/01/05
Investment Company Small Cap Growth	41.39%	14.75%	10.90%		07/01/05
Investment Company Small Cap Equity Index	9.13%	N/A	N/A	3.58%	07/02/18
Investment Company Mid Cap Value	1.45%	7.02%	7.27%		07/01/05
Investment Company Mid-Cap Equity Index	11.98%	10.70%	9.93%		05/03/99
Investment Company Composite	10.27%	8.16%	7.43%		01/01/85
Investment Company International	6.74%	6.11%	3.99%		11/05/07
Investment Company Money Market	-1.07%	-0.35%	-0.85%		01/01/85
Investment Company Mid-Term Bond	3.64%	2.13%	1.73%		02/05/93
Investment Company Bond	4.97%	3.12%	2.80%		01/01/85
Investment Company Retirement Income	6.15%	6.10%	5.84%		11/05/07
Investment Company 2015 Retirement	6.21%	6.10%	5.84%		11/05/07
Investment Company 2020 Retirement	7.65%	7.09%	6.65%		11/05/07
Investment Company 2025 Retirement	8.78%	8.07%	7.52%		11/05/07
Investment Company 2030 Retirement	10.18%	8.91%	8.21%		11/05/07
Investment Company 2035 Retirement	11.10%	9.54%	8.65%		11/05/07
Investment Company 2040 Retirement	11.91%	9.76%	8.75%		11/05/07
Investment Company 2045 Retirement	11.79%	9.75%	8.70%		11/05/07
Investment Company 2050 Retirement	11.87%	9.75%	N/A	9.56%	10/01/12
Investment Company 2055 Retirement	12.40%	N/A	N/A	9.96%	10/01/16
Investment Company 2060 Retirement	12.55%	N/A	N/A	8.57%	07/02/18
Investment Company 2065 Retirement	NA	N/A	N/A	17.49%	08/03/20
Investment Company Conservative Allocation	7.85%	5.85%	5.04%		05/20/03
Investment Company Moderate Allocation	10.17%	8.12%	7.21%		05/20/03
Investment Company Aggressive Allocation	12.20%	9.44%	8.62%		05/20/03
Fidelity VIP Equity-Income	5.37%	9.36%	8.91%		05/01/95
Fidelity VIP Asset Manager	13.44%	7.32%	6.12%		05/01/95
Fidelity VIP Contrafund	28.94%	14.79%	12.22%		05/01/95
Fidelity VIP Mid Cap	16.72%	9.74%	8.25%		07/01/05
Vanguard VIF Diversified Value	10.28%	8.85%	9.23%		07/01/05
Vanguard VIF International	55.47%	19.74%	10.72%		07/01/05
Vanguard VIF Real Estate Index	-6.13%	4.29%	NA	5.94%	08/05/13
Vanguard VIF Total Bond Market Index	6.14%	N/A	N/A	5.67%	07/02/18
American Century VP Capital Appreciation	41.08%	16.98%	12.58%		01/03/89
American Funds Insurance Series New World	22.23%	12.14%	N/A	7.16%	08/05/13
Calvert VP SRI Balanced	13.71%	9.57%	8.07%		05/13/91
DWS Capital Growth VIP	37.18%	18.27%	14.85%		01/03/89
MFS VIT III Mid Cap Value	2.73%	N/A	N/A	6.44%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	12.41%	11.13%	10.89%		07/01/05
PIMCO VIT Real Return	10.17%	4.03%	N/A	2.08%	08/05/13

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
T. Rowe Price Blue Chip Growth	32.81%	18.22%	N/A	16.75%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	7.13%	N/A	N/A	9.22%	07/01/19
Goldman Sachs VIT US Equity Insights	15.97%	N/A	N/A	15.96%	07/01/19
Delaware VIP Small Cap Value Series	-3.22%	N/A	N/A	3.33%	07/01/19
Neuberger Berman AMT Sustainable Equity	17.96%	N/A	N/A	18.78%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	36.27%	N/A	N/A	26.49%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(c)
Returns reflect the deduction of Separate Account Annual Expenses of 1.35%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.
Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses) (d)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.91%	14.71%	13.26%		02/05/93
Investment Company All America	16.49%	12.53%	11.51%		01/01/85
Investment Company Small Cap Value	-4.25%	4.59%	6.10%		07/01/05
Investment Company Small Cap Growth	42.95%	15.93%	11.87%		07/01/05
Investment Company Small Cap Equity Index	10.34%	N/A	N/A	4.72%	07/02/18
Investment Company Mid Cap Value	2.57%	8.12%	8.21%		07/01/05
Investment Company Mid-Cap Equity Index	13.21%	11.84%	10.89%		05/03/99
Investment Company Composite	11.49%	9.27%	8.37%		01/01/85
Investment Company International	7.92%	7.20%	4.90%		11/05/07
Investment Company Money Market	0.03%	0.68%	0.02%		01/01/85
Investment Company Mid-Term Bond	4.79%	3.18%	2.62%		02/05/93
Investment Company Bond	6.13%	4.18%	3.70%		01/01/85
Investment Company Retirement Income	7.33%	5.97%	5.34%		11/05/07
Investment Company 2015 Retirement	7.38%	7.19%	6.76%		11/05/07
Investment Company 2020 Retirement	8.84%	8.19%	7.58%		11/05/07
Investment Company 2025 Retirement	9.99%	9.18%	8.46%		11/05/07
Investment Company 2030 Retirement	11.39%	10.03%	9.15%		11/05/07
Investment Company 2035 Retirement	12.33%	10.66%	9.60%		11/05/07
Investment Company 2040 Retirement	13.15%	10.89%	9.69%		11/05/07
Investment Company 2045 Retirement	13.02%	10.88%	9.65%		11/05/07
Investment Company 2050 Retirement	13.11%	10.87%	N/A	10.57%	10/01/12
Investment Company 2055 Retirement	13.65%	N/A	N/A	11.13%	10/01/16
Investment Company 2060 Retirement	13.80%	N/A	N/A	9.77%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	18.03%	08/03/20
Investment Company Conservative Allocation	9.05%	6.94%	5.95%		05/20/03
Investment Company Moderate Allocation	11.39%	9.24%	8.15%		05/20/03
Investment Company Aggressive Allocation	13.44%	10.57%	9.56%		05/20/03
Fidelity VIP Equity-Income	6.53%	10.49%	9.85%		05/01/95
Fidelity VIP Asset Manager	14.70%	8.43%	7.05%		05/01/95
Fidelity VIP Contrafund	30.37%	15.97%	13.20%		05/01/95
Fidelity VIP Mid Cap	18.01%	10.87%	9.19%		07/01/05
Vanguard VIF Diversified Value	11.50%	9.97%	10.18%		07/01/05
Vanguard VIF International	57.19%	20.97%	11.68%		07/01/05
Vanguard VIF Real Estate Index	-5.09%	5.36%	N/A	6.92%	08/05/13
Vanguard VIF Total Bond Market Index	7.31%	N/A	N/A	6.84%	07/02/18
American Century VP Capital Appreciation	42.64%	18.18%	13.56%		01/03/89
American Funds Insurance Series New World	23.58%	13.29%	N/A	8.15%	08/05/13
Calvert VP SRI Balanced	14.97%	10.70%	9.02%		05/13/91

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
DWS Capital Growth VIP	38.70%	19.49%	15.85%		01/03/89
MFS VIT III Mid Cap Value	3.87%	N/A	N/A	7.62%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.66%	12.27%	11.85%		07/01/05
PIMCO VIT Real Return	11.39%	5.09%	0.00%	3.03%	08/05/13
T. Rowe Price Blue Chip Growth	34.28%	19.44%	N/A	17.83%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	8.31%	N/A	N/A	10.43%	07/01/19
Goldman Sachs VIT US Equity Insights	17.25%	N/A	N/A	17.25%	07/01/19
Delaware VIP Small Cap Value Series	-2.15%	N/A	N/A	4.48%	07/01/19
Neuberger Berman AMT Sustainable Equity	19.26%	N/A	N/A	20.09%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.78%	N/A	N/A	27.79%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(d)
Returns reflect the deduction of Separate Account Annual Expenses of 0.25%, excluding the $2 monthly charge. Returns between July 1, 2015 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses) (e)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.79%	14.63%	13.22%		02/05/93
Investment Company All America	16.37%	12.45%	11.47%		01/01/85
Investment Company Small Cap Value	-4.34%	4.52%	6.06%		07/01/05
Investment Company Small Cap Growth	42.81%	15.85%	11.83%		07/01/05
Investment Company Small Cap Equity Index	10.23%	N/A	N/A	4.62%	07/02/18
Investment Company Mid Cap Value	2.47%	8.04%	8.17%		07/01/05
Investment Company Mid-Cap Equity Index	13.10%	11.76%	10.85%		05/03/99
Investment Company Composite	11.38%	9.10%	8.33%		01/01/85
Investment Company International	7.81%	7.12%	4.86%		11/05/07
Investment Company Money Market	-0.07%	0.60%	-0.02%		01/01/85
Investment Company Mid-Term Bond	4.68%	3.11%	2.58%		02/05/93
Investment Company Bond	6.03%	4.10%	3.11%		01/01/85
Investment Company Retirement Income	7.22%	5.89%	5.30%		11/05/07
Investment Company 2015 Retirement	7.28%	7.11%	6.72%		11/05/07
Investment Company 2020 Retirement	8.73%	8.11%	7.54%		11/05/07
Investment Company 2025 Retirement	9.88%	9.10%	8.42%		11/05/07
Investment Company 2030 Retirement	11.28%	9.95%	9.11%		11/05/07
Investment Company 2035 Retirement	12.22%	10.58%	9.56%		11/05/07
Investment Company 2040 Retirement	13.03%	10.81%	9.65%		11/05/07
Investment Company 2045 Retirement	12.91%	10.80%	9.61%		11/05/07
Investment Company 2050 Retirement	13.00%	10.80%	N/A	10.52%	10/01/12
Investment Company 2055 Retirement	13.53%	N/A	N/A	11.03%	10/01/16
Investment Company 2060 Retirement	13.69%	N/A	N/A	9.66%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.98%	08/03/20
Investment Company Conservative Allocation	8.94%	6.86%	5.92%		05/20/03
Investment Company Moderate Allocation	11.28%	9.16%	8.11%		05/20/03
Investment Company Aggressive Allocation	13.32%	10.49%	9.52%		05/20/03
Fidelity VIP Equity-Income	6.43%	10.41%	9.81%		05/01/95
Fidelity VIP Asset Manager	14.58%	8.35%	7.01%		05/01/95
Fidelity VIP Contrafund	30.24%	15.89%	13.16%		05/01/95
Fidelity VIP Mid Cap	17.89%	10.79%	9.15%		07/01/05
Vanguard VIF Diversified Value	11.39%	9.89%	10.14%		07/01/05
Vanguard VIF International	57.03%	20.88%	11.64%		07/01/05
Vanguard VIF Real Estate Index	-5.18%	5.29%	N/A	6.87%	08/05/13

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Vanguard VIF Total Bond Market Index	7.21%	N/A	N/A	6.73%	07/02/18
American Century VP Capital Appreciation	42.50%	18.10%	13.52%		01/03/89
American Funds Insurance Series New World	23.46%	13.21%	NA	8.10%	08/05/13
Calvert VP SRI Balanced	14.86%	10.62%	8.98%		05/13/91
DWS Capital Growth VIP	38.56%	19.40%	15.81%		01/03/89
MFS VIT III Mid Cap Value	3.77%	N/A	N/A	7.51%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.54%	12.19%	11.81%		07/01/05
PIMCO VIT Real Return	11.28%	5.01%	N/A	2.98%	08/05/13
T. Rowe Price Blue Chip Growth	34.14%	19.35%	N/A	17.78%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	8.20%	N/A	N/A	10.32%	07/01/19
Goldman Sachs VIT US Equity Insights	17.14%	N/A	N/A	17.13%	07/01/19
Delaware VIP Small Cap Value Series	-2.25%	N/A	N/A	4.37%	07/01/19
Neuberger Berman AMT Sustainable Equity	19.14%	N/A	N/A	19.97%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.64%	N/A	N/A	27.76%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(e)
Returns reflect the deduction of Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses) (f)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.67%	14.52%	13.16%		02/05/93
Investment Company All America	16.25%	12.35%	11.42%		01/01/85
Investment Company Small Cap Value	-4.44%	4.42%	6.01%		07/01/05
Investment Company Small Cap Growth	42.66%	15.74%	11.77%		07/01/05
Investment Company Small Cap Equity Index	10.12%	N/A	N/A	4.51%	07/02/18
Investment Company Mid Cap Value	2.36%	7.94%	8.11%		07/01/05
Investment Company Mid-Cap Equity Index	12.99%	11.66%	10.79%		05/03/99
Investment Company Composite	11.27%	9.09%	8.27%		01/01/85
Investment Company International	7.71%	7.02%	4.81%		11/05/07
Investment Company Money Market	-0.17%	0.51%	-0.07%		01/01/85
Investment Company Mid-Term Bond	4.58%	3.02%	2.53%		02/05/93
Investment Company Bond	5.92%	4.01%	3.61%		01/01/85
Investment Company Retirement Income	7.11%	5.79%	5.25%		11/05/07
Investment Company 2015 Retirement	7.17%	7.01%	6.67%		11/05/07
Investment Company 2020 Retirement	8.62%	8.01%	7.49%		11/05/07
Investment Company 2025 Retirement	9.77%	9.00%	8.36%		11/05/07
Investment Company 2030 Retirement	11.17%	9.85%	9.06%		11/05/07
Investment Company 2035 Retirement	12.10%	10.48%	9.50%		11/05/07
Investment Company 2040 Retirement	12.92%	10.71%	9.60%		11/05/07
Investment Company 2045 Retirement	12.80%	10.70%	9.56%		11/05/07
Investment Company 2050 Retirement	12.88%	10.69%	N/A	10.45%	10/01/12
Investment Company 2055 Retirement	13.42%	N/A	N/A	10.93%	10/01/16
Investment Company 2060 Retirement	13.57%	N/A	N/A	9.55%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.94%	08/03/20
Investment Company Conservative Allocation	8.83%	6.77%	5.86%		05/20/03
Investment Company Moderate Allocation	11.16%	9.06%	8.05%		05/20/03
Investment Company Aggressive Allocation	13.21%	10.39%	9.47%		05/20/03
Fidelity VIP Equity-Income	6.32%	10.31%	9.76%		05/01/95
Fidelity VIP Asset Manager	14.47%	8.25%	6.95%		05/01/95
Fidelity VIP Contrafund	30.11%	15.78%	13.10%		05/01/95

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Fidelity VIP Mid Cap	17.78%	10.69%	9.09%		07/01/05
Vanguard VIF Diversified Value	11.28%	9.79%	10.08%		07/01/05
Vanguard VIF International	56.87%	20.77%	11.59%		07/01/05
Vanguard VIF Real Estate Index	-5.28%	5.19%	N/A	6.80%	08/05/13
Vanguard VIF Total Bond Market Index	7.10%	N/A	N/A	6.63%	07/02/18
American Century VP Capital Appreciation	42.35%	17.99%	13.46%		01/03/89
American Funds Insurance Series New World	23.34%	13.11%	N/A	8.02%	08/05/13
Calvert VP SRI Balanced	14.74%	10.52%	8.92%		05/13/91
DWS Capital Growth VIP	38.42%	19.29%	15.75%		01/03/89
MFS VIT III Mid Cap Value	3.66%	N/A	N/A	7.41%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.43%	12.08%	11.76%		07/01/05
PIMCO VIT Real Return	11.17%	4.91%	N/A	2.90%	08/05/13
T. Rowe Price Blue Chip Growth	34.01%	19.24%	N/A	17.69%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	8.10%	N/A	N/A	10.21%	07/01/19
Goldman Sachs VIT US Equity Insights	17.02%	N/A	N/A	17.01%	07/01/19
Delaware VIP Small Cap Value Series	-2.34%	N/A	N/A	4.27%	07/01/19
Neuberger Berman AMT Sustainable Equity	19.03%	N/A	N/A	19.85%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.51%	N/A	N/A	27.64%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(f)
Returns reflect the deduction of Separate Account Annual Expenses of 0.45%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 4 Reduced Separate Account Annual Expenses) (g)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.50%	14.35%	13.02%		02/05/93
Investment Company All America	16.08%	12.18%	11.28%		01/01/85
Investment Company Small Cap Value	-4.58%	4.26%	5.87%		07/01/05
Investment Company Small Cap Growth	42.45%	15.56%	11.63%		07/01/05
Investment Company Small Cap Equity Index	9.96%	N/A	N/A	4.36%	07/02/18
Investment Company Mid Cap Value	2.21%	7.78%	7.98%		07/01/05
Investment Company Mid-Cap Equity Index	12.82%	11.49%	10.65%		05/03/99
Investment Company Composite	11.10%	8.93%	8.14%		01/01/85
Investment Company International	12.82%	11.49%	10.65%		11/05/07
Investment Company Money Market	-0.32%	0.36%	-0.19%		01/01/85
Investment Company Mid-Term Bond	4.42%	2.86%	2.41%		02/05/93
Investment Company Bond	5.76%	3.85%	3.49%		01/01/85
Investment Company Retirement Income	6.95%	5.64%	5.12%		11/05/07
Investment Company 2015 Retirement	7.01%	6.85%	6.53%		11/05/07
Investment Company 2020 Retirement	8.46%	7.85%	7.35%		11/05/07
Investment Company 2025 Retirement	9.60%	8.84%	8.23%		11/05/07
Investment Company 2030 Retirement	11.00%	9.68%	8.92%		11/05/07
Investment Company 2035 Retirement	11.94%	10.32%	9.36%		11/05/07
Investment Company 2040 Retirement	12.75%	10.54%	9.46%		11/05/07
Investment Company 2045 Retirement	12.63%	10.53%	9.42%		11/05/07
Investment Company 2050 Retirement	12.72%	10.53%	N/A	10.29%	10/01/12
Investment Company 2055 Retirement	13.25%	N/A	N/A	10.76%	10/01/16
Investment Company 2060 Retirement	13.40%	N/A	N/A	9.39%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.86%	08/03/20
Investment Company Conservative Allocation	8.67%	6.61%	5.74%		05/20/03
Investment Company Moderate Allocation	11.00%	8.89%	7.92%		05/20/03

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Aggressive Allocation	13.04%	10.22%	9.33%		05/20/03
Fidelity VIP Equity-Income	6.16%	10.14%	9.62%		05/01/95
Fidelity VIP Asset Manager	14.30%	8.09%	6.82%		05/01/95
Fidelity VIP Contrafund	29.92%	15.36%	12.96%		05/01/95
Fidelity VIP Mid Cap	17.60%	10.52%	8.95%		07/01/05
Vanguard VIF Diversified Value	11.11%	9.62%	9.94%		07/01/05
Vanguard VIF International	56.64%	20.59%	11.45%		07/01/05
Vanguard VIF Real Estate Index	-5.42%	5.03%	N/A	6.65%	08/05/13
Vanguard VIF Total Bond Market Index	6.94%	N/A	N/A	6.47%	07/02/18
American Century VP Capital Appreciation	42.14%	17.81%	13.32%		01/03/89
American Funds Insurance Series New World	23.15%	12.94%	N/A	7.88%	08/05/13
Calvert VP SRI Balanced	14.57%	10.35%	8.79%		05/13/91
DWS Capital Growth VIP	38.21%	19.11%	15.60%		01/03/89
MFS VIT III Mid Cap Value	3.51%	N/A	N/A	7.25%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.26%	11.92%	11.62%		07/01/05
PIMCO VIT Real Return	11.00%	4.77%	N/A	2.77%	08/05/13
T. Rowe Price Blue Chip Growth	33.81%	19.06%	N/A	17.53%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	7.93%	N/A	N/A	10.04%	07/01/19
Goldman Sachs VIT US Equity Insights	16.84%	N/A	N/A	16.84%	07/01/19
Delaware VIP Small Cap Value Series	-2.49%	N/A	N/A	4.11%	07/01/19
Neuberger Berman AMT Sustainable Equity	18.85%	N/A	N/A	19.67%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.30%	N/A	N/A	27.44%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(g)
Returns reflect the deduction of Separate Account Annual Expenses of 0.60%, excluding the $2 monthly charge. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 5 Reduced Separate Account Annual Expenses) (h)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.09%	13.86%	12.44%		02/05/93
Investment Company All America	15.67%	11.70%	10.70%		01/01/85
Investment Company Small Cap Value	-4.91%	3.82%	5.33%		07/01/05
Investment Company Small Cap Growth	41.95%	15.07%	11.06%		07/01/05
Investment Company Small Cap Equity Index	9.57%	N/A	N/A	3.99%	07/02/18
Investment Company Mid Cap Value	1.85%	7.32%	7.42%		07/01/05
Investment Company Mid-Cap Equity Index	12.42%	11.01%	10.09%		05/03/99
Investment Company Composite	10.71%	8.46%	7.58%		01/01/85
Investment Company International	7.17%	6.41%	4.14%		11/05/07
Investment Company Money Market	-0.67%	-0.07%	-0.71%		01/01/85
Investment Company Mid-Term Bond	4.06%	2.42%	1.88%		02/05/93
Investment Company Bond	5.39%	3.41%	2.95%		01/01/85
Investment Company Retirement Income	6.58%	5.18%	4.57%		11/05/07
Investment Company 2015 Retirement	6.64%	6.40%	5.98%		11/05/07
Investment Company 2020 Retirement	8.08%	7.39%	6.80%		11/05/07
Investment Company 2025 Retirement	9.22%	8.37%	7.67%		11/05/07
Investment Company 2030 Retirement	10.62%	9.21%	8.36%		11/05/07
Investment Company 2035 Retirement	11.54%	9.85%	8.80%		11/05/07
Investment Company 2040 Retirement	12.36%	10.07%	8.90%		11/05/07
Investment Company 2045 Retirement	12.24%	10.06%	8.86%		11/05/07
Investment Company 2050 Retirement	12.32%	10.05%	N/A	9.75%	10/01/12
Investment Company 2055 Retirement	12.86%	N/A	N/A	10.33%	10/01/16

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2060 Retirement	13.01%	N/A	N/A	9.01%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.69%	08/03/20
Investment Company Conservative Allocation	8.29%	6.15%	5.19%		05/20/03
Investment Company Moderate Allocation	10.61%	8.43%	7.36%		05/20/03
Investment Company Aggressive Allocation	12.65%	9.75%	8.77%		05/20/03
Fidelity VIP Equity-Income	5.79%	9.67%	9.06%		05/01/95
Fidelity VIP Asset Manager	13.90%	7.63%	6.27%		05/01/95
Fidelity VIP Contrafund	29.46%	15.11%	12.38%		05/01/95
Fidelity VIP Mid Cap	17.19%	10.05%	8.40%		07/01/05
Vanguard VIF Diversified Value	10.72%	9.15%	9.38%		07/01/05
Vanguard VIF International	56.09%	20.07%	10.87%		07/01/05
Vanguard VIF Real Estate Index	-5.75%	4.58%	N/A	6.14%	08/05/13
Vanguard VIF Total Bond Market Index	6.56%	N/A	N/A	6.10%	07/02/18
American Century VP Capital Appreciation	41.64%	17.31%	12.74%		01/03/89
American Funds Insurance Series New World	22.72%	12.46%	N/A	7.36%	08/05/13
Calvert VP SRI Balanced	14.17%	9.88%	8.23%		05/13/91
DWS Capital Growth VIP	37.73%	18.60%	15.01%		01/03/89
MFS VIT III Mid Cap Value	3.14%	N/A	N/A	6.87%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	12.87%	11.44%	11.04%		07/01/05
PIMCO VIT Real Return	10.61%	4.32%	N/A	2.27%	08/05/13
T. Rowe Price Blue Chip Growth	33.34%	18.55%	N/A	16.97%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	7.56%	N/A	N/A	9.66%	07/01/19
Goldman Sachs VIT US Equity Insights	16.43%	N/A	N/A	16.43%	07/01/19
Delaware VIP Small Cap Value Series	-2.83%	N/A	N/A	3.75%	07/01/19
Neuberger Berman AMT Sustainable Equity	18.43%	N/A	N/A	19.26%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	36.82%	N/A	N/A	27.00%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(h)
Returns reflect the deduction of Separate Account Annual Expenses of 0.95%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.
Average Annual Total Returns (Certain National Accounts—Tier 2 Reduced Separate Account
Annual Expenses) (i)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.85%	14.65%	13.23%		02/05/93
Investment Company All America	16.43%	12.47%	11.48%		01/01/85
Investment Company Small Cap Value	-4.29%	4.53%	6.07%		07/01/05
Investment Company Small Cap Growth	42.88%	15.87%	11.84%		07/01/05
Investment Company Small Cap Equity Index	10.29%	N/A	N/A	4.65%	07/02/18
Investment Company Mid Cap Value	2.52%	8.06%	8.18%		07/01/05
Investment Company Mid-Cap Equity Index	13.16%	11.78%	10.86%		05/03/99
Investment Company Composite	11.43%	9.21%	8.34%		01/01/85
Investment Company International	7.87%	7.14%	4.87%		11/05/07
Investment Company Money Market	-0.02%	-0.62%	-0.01%		01/01/85
Investment Company Mid-Term Bond	4.73%	3.13%	2.59%		02/05/93
Investment Company Bond	6.08%	4.12%	3.67%		01/01/85
Investment Company Retirement Income	7.27%	5.91%	5.31%		11/05/07
Investment Company 2015 Retirement	7.33%	7.13%	6.73%		11/05/07
Investment Company 2020 Retirement	8.79%	8.13%	7.55%		11/05/07
Investment Company 2025 Retirement	9.93%	9.12%	8.43%		11/05/07
Investment Company 2030 Retirement	11.34%	9.97%	9.12%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2035 Retirement	12.27%	10.60%	9.57%		11/05/07
Investment Company 2040 Retirement	13.09%	10.83%	9.66%		11/05/07
Investment Company 2045 Retirement	12.97%	10.82%	9.62%		11/05/07
Investment Company 2050 Retirement	13.05%	10.81%	N/A	10.53%	10/01/12
Investment Company 2055 Retirement	13.59%	N/A	N/A	11.05%	10/01/16
Investment Company 2060 Retirement	13.74%	N/A	N/A	9.69%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	18.01%	08/03/20
Investment Company Conservative Allocation	8.99%	6.88%	5.92%		05/20/03
Investment Company Moderate Allocation	11.33%	9.17%	8.12%		05/20/03
Investment Company Aggressive Allocation	13.38%	10.51%	9.53%		05/20/03
Fidelity VIP Equity-Income	6.48%	10.42%	9.82%		05/01/95
Fidelity VIP Asset Manager	14.64%	8.37%	7.02%		05/01/95
Fidelity VIP Contrafund	30.31%	15.90%	13.17%		05/01/95
Fidelity VIP Mid Cap	17.95%	10.81%	9.16%		07/01/05
Vanguard VIF Diversified Value	11.44%	9.91%	10.15%		07/01/05
Vanguard VIF International	57.11%	20.90%	11.65%		07/01/05
Vanguard VIF Real Estate Index	-5.14%	5.30%	N/A	6.88%	08/05/13
Vanguard VIF Total Bond Market Index	7.26%	N/A	N/A	6.77%	07/02/18
American Century VP Capital Appreciation	42.57%	18.12%	13.53%		01/03/89
American Funds Insurance Series New World	23.52%	13.23%	N/A	8.11%	08/05/13
Calvert VP SRI Balanced	14.91%	10.63%	8.98%		05/13/91
DWS Capital Growth VIP	38.63%	19.42%	15.81%		01/03/89
MFS VIT III Mid Cap Value	3.82%	N/A	N/A	7.55%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.60%	12.20%	11.82%		07/01/05
PIMCO VIT Real Return	11.33%	5.03%	N/A	2.99%	08/05/13
T. Rowe Price Blue Chip Growth	34.21%	19.37%	N/A	17.79%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	8.26%	N/A	N/A	10.37%	07/01/19
Goldman Sachs VIT US Equity Insights	17.19%	N/A	N/A	17.19%	07/01/19
Delaware VIP Small Cap Value Series	-2.20%	N/A	N/A	4.42%	07/01/19
Neuberger Berman AMT Sustainable Equity	19.20%	N/A	N/A	20.03%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.71%	N/A	N/A	27.83%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(i)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.30%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts—Tier 3 Reduced Separate Account
Annual Expenses) (j)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.79%	14.63%	13.22%		02/05/93
Investment Company All America	16.37%	12.45%	11.47%		01/01/85
Investment Company Small Cap Value	-4.34%	4.52%	6.06%		07/01/05
Investment Company Small Cap Growth	42.81%	15.85%	11.83%		07/01/05
Investment Company Small Cap Equity Index	10.23%	N/A	N/A	4.62%	07/02/18
Investment Company Mid Cap Value	2.47%	8.04%	8.17%		07/01/05
Investment Company Mid-Cap Equity Index	13.10%	11.76%	10.85%		05/03/99
Investment Company Composite	11.38%	9.19%	8.33%		01/01/85
Investment Company International	7.81%	7.12%	4.86%		11/05/07
Investment Company Money Market	-0.07%	0.60%	-0.02%		01/01/85
Investment Company Mid-Term Bond	4.68%	3.11%	2.58%		02/05/93
Investment Company Bond	6.03%	4.10%	3.66%		01/01/85

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Retirement Income	7.22%	5.89%	5.30%		11/05/07
Investment Company 2015 Retirement	7.28%	7.11%	6.72%		11/05/07
Investment Company 2020 Retirement	8.73%	8.11%	7.54%		11/05/07
Investment Company 2025 Retirement	9.88%	9.10%	8.42%		11/05/07
Investment Company 2030 Retirement	11.28%	9.95%	9.11%		11/05/07
Investment Company 2035 Retirement	12.22%	10.58%	9.56%		11/05/07
Investment Company 2040 Retirement	13.03%	10.81%	9.65%		11/05/07
Investment Company 2045 Retirement	12.91%	10.80%	9.61%		11/05/07
Investment Company 2050 Retirement	13.00%	10.80%	N/A	10.52%	10/01/12
Investment Company 2055 Retirement	13.53%	N/A	N/A	11.03%	10/01/16
Investment Company 2060 Retirement	13.69%	N/A	N/A	9.66%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.98%	08/03/20
Investment Company Conservative Allocation	8.94%	6.86%	5.92%		05/20/03
Investment Company Moderate Allocation	11.28%	9.16%	8.11%		05/20/03
Investment Company Aggressive Allocation	13.32%	10.49%	9.52%		05/20/03
Fidelity VIP Equity-Income	6.43%	10.41%	9.81%		05/01/95
Fidelity VIP Asset Manager	14.58%	8.35%	7.01%		05/01/95
Fidelity VIP Contrafund	30.24%	15.89%	13.16%		05/01/95
Fidelity VIP Mid Cap	17.89%	10.79%	9.15%		07/01/05
Vanguard VIF Diversified Value	11.39%	9.89%	10.14%		07/01/05
Vanguard VIF International	57.03%	20.88%	11.64%		07/01/05
Vanguard VIF Real Estate Index	-5.18%	5.29%	N/A	6.87%	08/05/13
Vanguard VIF Total Bond Market Index	7.21%	N/A	N/A	6.73%	07/02/18
American Century VP Capital Appreciation	42.50%	18.10%	13.52%		01/03/89
American Funds Insurance Series New World	23.46%	13.21%	N/A	8.10%	08/05/13
Calvert VP SRI Balanced	14.86%	10.62%	8.98%		05/13/91
DWS Capital Growth VIP	38.56%	19.40%	15.81%		01/03/89
MFS VIT III Mid Cap Value	3.77%	N/A	N/A	7.51%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.54%	12.19%	11.81%		07/01/05
PIMCO VIT Real Return	11.28%	5.01%	N/A	2.58%	08/05/13
T. Rowe Price Blue Chip Growth	34.14%	19.35%	N/A	17.78%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	8.20%	N/A	N/A	10.32%	07/01/19
Goldman Sachs VIT US Equity Insights	17.14%	N/A	N/A	17.13%	07/01/19
Delaware VIP Small Cap Value Series	-2.25%	N/A	N/A	4.37%	07/01/19
Neuberger Berman AMT Sustainable Equity	19.14%	N/A	N/A	19.97%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.64%	N/A	N/A	27.76%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(j)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.45%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts—Tier 4 Reduced Separate Account
Annual Expenses) (k)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.73%	14.54%	13.17%		02/05/93
Investment Company All America	16.31%	12.37%	11.42%		01/01/85
Investment Company Small Cap Value	-4.39%	4.43%	6.01%		07/01/05
Investment Company Small Cap Growth	42.74%	15.76%	11.78%		07/01/05
Investment Company Small Cap Equity Index	10.18%	N/A	N/A	4.55%	07/02/18
Investment Company Mid Cap Value	2.41%	7.96%	8.12%		07/01/05
Investment Company Mid-Cap Equity Index	13.04%	11.67%	10.80%		05/03/99

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Composite	11.32%	9.11%	8.28%		01/01/85
Investment Company International	7.76%	7.04%	4.82%		11/05/07
Investment Company Money Market	-0.12%	0.53%	5.21%		01/01/85
Investment Company Mid-Term Bond	4.63%	3.03%	2.54%		02/05/93
Investment Company Bond	5.97%	4.02%	3.62%		01/01/85
Investment Company Retirement Income	7.16%	5.81%	5.26%		11/05/07
Investment Company 2015 Retirement	7.22%	7.03%	6.67%		11/05/07
Investment Company 2020 Retirement	8.68%	8.03%	7.50%		11/05/07
Investment Company 2025 Retirement	9.82%	9.02%	8.37%		11/05/07
Investment Company 2030 Retirement	11.23%	9.86%	9.07%		11/05/07
Investment Company 2035 Retirement	12.16%	10.50%	9.51%		11/05/07
Investment Company 2040 Retirement	12.98%	10.73%	9.61%		11/05/07
Investment Company 2045 Retirement	12.85%	10.72%	9.56%		11/05/07
Investment Company 2050 Retirement	12.94%	10.71%	N/A	10.46%	10/01/12
Investment Company 2055 Retirement	13.48%	N/A	N/A	10.95%	10/01/16
Investment Company 2060 Retirement	13.63%	N/A	N/A	9.59%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.96%	08/03/20
Investment Company Conservative Allocation	8.88%	6.78%	5.87%		05/20/03
Investment Company Moderate Allocation	11.22%	9.07%	8.06%		05/20/03
Investment Company Aggressive Allocation	13.27%	10.40%	9.48%		05/20/03
Fidelity VIP Equity-Income	6.37%	10.32%	9.77%		05/01/95
Fidelity VIP Asset Manager	14.53%	8.27%	6.96%		05/01/95
Fidelity VIP Contrafund	30.18%	15.80%	13.11%		05/01/95
Fidelity VIP Mid Cap	17.84%	10.71%	9.10%		07/01/05
Vanguard VIF Diversified Value	11.33%	9.80%	10.09%		07/01/05
Vanguard VIF International	56.95%	20.79%	11.60%		07/01/05
Vanguard VIF Real Estate Index	-5.23%	5.20%	N/A	6.81%	08/05/13
Vanguard VIF Total Bond Market Index	7..15%	N/A	N/A	6.66%	07/02/18
American Century VP Capital Appreciation	42.42%	18.01%	13.47%		01/03/89
American Funds Insurance Series New World	23.40%	13.13%	N/A	8.03%	08/05/13
Calvert VP SRI Balanced	14.80%	10.53%	8.93%		05/13/91
DWS Capital Growth VIP	38.49%	19.31%	15.76%		01/03/89
MFS VIT III Mid Cap Value	3.71%	N/A	N/A	7.44%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	13.49%	12.10%	11.76%		07/01/05
PIMCO VIT Real Return	11.22%	4.93%	N/A	2.92%	08/05/13
T. Rowe Price Blue Chip Growth	34.08%	19.26%	N/A	17.71%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	8.15%	N/A	N/A	10.26%	07/01/19
Goldman Sachs VIT US Equity Insights	17.08%	N/A	N/A	17.08%	07/01/19
Delaware VIP Small Cap Value Series	-2.29%	N/A	N/A	4.32%	07/01/19
Neuberger Berman AMT Sustainable Equity	19.08%	N/A	N/A	19.91%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	37.58%	N/A	N/A	27.70%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(k)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.40%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.60%.Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts - Tier 5 Reduced Separate Account Annual Expenses) (l)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	17.20%	13.90%	12.46%		02/05/93
Investment Company All America	15.79%	11.74%	10.72%		01/01/85

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Small Cap Value	-4.82%	3.85%	5.34%		07/01/05
Investment Company Small Cap Growth	42.09%	15.11%	11.08%		07/01/05
Investment Company Small Cap Equity Index	9.68%	N/A	N/A	4.06%	07/02/18
Investment Company Mid Cap Value	1.95%	7.35%	7.44%		07/01/05
Investment Company Mid-Cap Equity Index	12.54%	11.05%	10.10%		05/03/99
Investment Company Composite	10.82%	8.49%	7.60%		01/01/85
Investment Company International	7.28%	6.44%	4.15%		11/05/07
Investment Company Money Market	-0.57%	-0.04%	-0.69%		01/01/85
Investment Company Mid-Term Bond	4.16%	2.45%	1.89%		02/05/93
Investment Company Bond	5.50%	3.44%	2.96%		01/01/85
Investment Company Retirement Income	6.68%	5.21%	4.59%		11/05/07
Investment Company 2015 Retirement	6.74%	6.43%	6.00%		11/05/07
Investment Company 2020 Retirement	8.19%	7.42%	6.82%		11/05/07
Investment Company 2025 Retirement	9.33%	8.41%	7.69%		11/05/07
Investment Company 2030 Retirement	10.73%	9.25%	8.38%		11/05/07
Investment Company 2035 Retirement	11.66%	9.88%	8.82%		11/05/07
Investment Company 2040 Retirement	12.47%	10.10%	8.91%		11/05/07
Investment Company 2045 Retirement	12.35%	10.09%	8.87%		11/05/07
Investment Company 2050 Retirement	12.43%	10.09%	N/A	9.77%	10/01/12
Investment Company 2055 Retirement	12.97%	N/A	N/A	10.37%	10/01/16
Investment Company 2060 Retirement	13.12%	N/A	N/A	9.07%	07/02/18
Investment Company 2065 Retirement	N/A	N/A	N/A	17.74%	08/03/20
Investment Company Conservative Allocation	8.39%	6.18%	5.20%		05/20/03
Investment Company Moderate Allocation	10.72%	8.46%	7.38%		05/20/03
Investment Company Aggressive Allocation	12.76%	9.78%	8.78%		05/20/03
Fidelity VIP Equity-Income	5.90%	9.70%	9.07%		05/01/95
Fidelity VIP Asset Manager	14.01%	7.66%	6.29%		05/01/95
Fidelity VIP Contrafund	29.59%	15.15%	12.40%		05/01/95
Fidelity VIP Mid Cap	17.31%	10.09%	8.41%		07/01/05
Vanguard VIF Diversified Value	10.83%	9.19%	9.40%		07/01/05
Vanguard VIF International	56.25%	20.11%	10.89%		07/01/05
Vanguard VIF Real Estate Index	-5.66%	4.62%	N/A	6.16%	08/05/13
Vanguard VIF Total Bond Market Index	6.67%	N/A	N/A	6.16%	07/02/18
American Century VP Capital Appreciation	41.78%	17.35%	12.75%		01/03/89
American Funds Insurance Series New World	22.84%	12.49%	N/A	7.38%	08/05/13
Calvert VP SRI Balanced	14.28%	9.91%	8.24%		05/13/91
DWS Capital Growth VIP	37.87%	18.64%	15.03%		01/03/89
MFS VIT III Mid Cap Value	3.25%	N/A	N/A	6.93%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	12.98%	11.47%	11.06%		07/01/05
PIMCO VIT Real Return	10.72%	4.35%	N/A	2.29%	08/05/13
T. Rowe Price Blue Chip Growth	33.48%	18.59%	N/A	16.99%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	7.66%	N/A	N/A	9.77%	07/01/19
Goldman Sachs VIT US Equity Insights	16.55%	N/A	N/A	16.54%	07/01/19
Delaware VIP Small Cap Value Series	-2.73%	N/A	N/A	3.85%	07/01/19
Neuberger Berman AMT Sustainable Equity	18.55%	N/A	N/A	19.37%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	36.96%	N/A	N/A	27.13%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(l)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.85%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.95%. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns (VEC and Inactive Plan Separate Account Annual Expenses) (m)
For the Periods Ended December 31, 2020
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	16.27%	13.31%	12.16%		02/05/93
Investment Company All America	14.87%	11.16%	10.43%		01/01/85
Investment Company Small Cap Value	-5.58%	3.31%	5.07%		07/01/05
Investment Company Small Cap Growth	40.96%	14.51%	10.79%		07/01/05
Investment Company Small Cap Equity Index	8.81%	N/A	N/A	3.27%	07/02/18
Investment Company Mid Cap Value	1.14%	6.79%	7.16%		07/01/05
Investment Company Mid-Cap Equity Index	11.64%	10.47%	9.82%		05/03/99
Investment Company Composite	9.94%	7.93%	7.32%		01/01/85
Investment Company International	6.42%	5.89%	3.88%		11/05/07
Investment Company Money Market	-1.36%	-0.56%	-0.96%		01/01/85
Investment Company Mid-Term Bond	3.33%	1.92%	1.63%		02/05/93
Investment Company Bond	4.66%	2.90%	2.70%		01/01/85
Investment Company Retirement Income	5.83%	4.67%	4.32%		11/05/07
Investment Company 2015 Retirement	5.89%	5.88%	5.73%		11/05/07
Investment Company 2020 Retirement	7.33%	6.86%	6.54%		11/05/07
Investment Company 2025 Retirement	8.46%	7.85%	7.41%		11/05/07
Investment Company 2030 Retirement	9.85%	8.68%	8.09%		11/05/07
Investment Company 2035 Retirement	10.77%	9.31%	8.54%		11/05/07
Investment Company 2040 Retirement	11.57%	9.53%	8.63%		11/05/07
Investment Company 2045 Retirement	11.45%	9.52%	8.59%		11/05/07
Investment Company 2050 Retirement	11.54%	9.52%	N/A	9.42%	10/01/12
Investment Company 2055 Retirement	12.07%	N/A	N/A	9.69%	10/01/16
Investment Company 2060 Retirement	12.22%	N/A	N/A	8.24%	07/02/18
Investment Company 2065 Retirement	NA	N/A	N/A	17.35%	08/03/20
Investment Company Conservative Allocation	7.53%	5.63%	4.93%		05/20/03
Investment Company Moderate Allocation	9.84%	7.90%	7.10%		05/20/03
Investment Company Aggressive Allocation	11.86%	9.21%	8.50%		05/20/03
Fidelity VIP Equity-Income	5.05%	9.13%	8.79%		05/01/95
Fidelity VIP Asset Manager	13.10%	7.10%	6.01%		05/01/95
Fidelity VIP Contrafund	28.56%	14.55%	12.11%		05/01/95
Fidelity VIP Mid Cap	16.37%	9.51%	8.13%		07/01/05
Vanguard VIF Diversified Value	9.95%	8.62%	9.11%		07/01/05
Vanguard VIF International	55.00%	19.49%	10.60%		07/01/05
Vanguard VIF Real Estate Index	-6.41%	4.07%	N/A	5.79%	08/05/13
Vanguard VIF Total Bond Market Index	5.82%	N/A	N/A	5.36%	07/02/18
American Century VP Capital Appreciation	40.66%	16.74%	12.46%		01/03/89
American Funds Insurance Series New World	21.86%	11.91%	N/A	7.00%	08/05/13
Calvert VP SRI Balanced	13.37%	9.34%	7.96%		05/13/91
DWS Capital Growth VIP	36.77%	18.02%	14.73%		01/03/89
MFS VIT III Mid Cap Value	2.42%	N/A	N/A	6.12%	07/02/18
Invesco Oppenheimer V.I. Main Street Fund	12.08%	10.89%	10.77%		07/01/05
PIMCO VIT Real Return	9.84%	3.81%	N/A	1.94%	08/05/13
T. Rowe Price Blue Chip Growth	32.41%	17.97%	N/A	16.58%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	6.81%	N/A	N/A	8.89%	07/01/19
Goldman Sachs VIT US Equity Insights	15.62%	N/A	N/A	15.61%	07/01/19
Delaware VIP Small Cap Value Series	-3.51%	N/A	N/A	3.02%	07/01/19
Neuberger Berman AMT Sustainable Equity	17.61%	N/A	N/A	18.42%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	35.87%	N/A	N/A	26.11%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.

(m)
Returns reflect the deduction of Separate Account Annual Expenses of 1.65%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.
The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.
The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.
The inception dates are for the Subaccounts in Separate Account No. 2.
In the above tables, we did not deduct the $2.00 monthly contract fee from each Subaccount. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Value (unless the fee has been waived).
If you have Account Value in the General Account, the monthly contract fee would be deducted from the General Account, not any Subaccount. If you do not have Account Value allocated to the General Account, but you do have Account Value allocated to more than one Subaccount, the fee would only be deducted from one of the Subaccounts so that an illustration of total return figures of the other Subaccounts could be lower than shown above.
If you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order (for all Contracts except FPA):
(a) Mutual of America Investment Corporation Money Market Fund (except if redemption of shares has been suspended),
(b) Mutual of America Investment Corporation Mid-Term Bond Fund,
(c) Mutual of America Investment Corporation Bond Fund,
(d) Mutual of America Investment Corporation Composite Fund,
(e) Fidelity VIP Asset Manager Portfolio,
(f) Calvert VP SRI Balanced Portfolio,
(g) Fidelity VIP Equity-Income Portfolio,
(h) Mutual of America Investment Corporation All America Fund,
(i) Mutual of America Investment Corporation Equity Index Fund,
(j) Mutual of America Investment Corporation Mid-Cap Equity Index Fund,
(k) Fidelity VIP Contrafund® Portfolio,
(l) DWS Capital Growth VIP,
(m) American Century VP Capital Appreciation Fund,
(n) Mutual of America Investment Corporation Conservative Allocation Fund,
(o) Mutual of America Investment Corporation Moderate Allocation Fund,
(p) Mutual of America Investment Corporation Aggressive Allocation Fund,
(q) Mutual of America Investment Corporation Small Cap Value Fund,
(r) Mutual of America Investment Corporation Small Cap Growth Fund,
(s) Mutual of America Investment Corporation Mid Cap Value Fund,
(t) Fidelity VIP Mid Cap Portfolio,
(u) Invesco Oppenheimer V.I. Main Street Fund®,

(v) Vanguard VIF Diversified Value Portfolio,
(w) Vanguard VIF International Portfolio,
(x) Mutual of America Investment Corporation International Fund
(y) Mutual of America Investment Corporation Retirement Income Fund,
(z) Mutual of America Investment Corporation 2010 Retirement Fund,
(aa) Mutual of America Investment Corporation 2015 Retirement Fund,
(bb) Mutual of America Investment Corporation 2020 Retirement Fund,
(cc) Mutual of America Investment Corporation 2025 Retirement Fund,
(dd) Mutual of America Investment Corporation 2030 Retirement Fund,
(ee) Mutual of America Investment Corporation 2035 Retirement Fund,
(ff) Mutual of America Investment Corporation 2040 Retirement Fund,
(gg) Mutual of America Investment Corporation 2045 Retirement Fund,
(hh) Mutual of America Investment Corporation 2050 Retirement Fund,
(ii) Mutual of America Investment Corporation 2055 Retirement Fund,
(jj) Mutual of America Investment Corporation 2060 Retirement Fund,
(kk) Mutual of America Investment Corporation 2065 Retirement Fund,
(ll) American Funds Insurance Series New World Fund®,
(mm) PIMCO VIT Real Return Portfolio,
(nn) T. Rowe Price Blue Chip Growth Portfolio,
(oo) Vanguard VIF Real Estate Index Portfolio,
(pp) Mutual of America Investment Corporation Small Cap Equity Index Fund,
(qq) MFS VIT III Mid Cap Value Portfolio,
(rr) Vanguard Total Bond Market Index Portfolio,
(ss) Delaware VIP® Small Cap Value Series,
(tt) Goldman Sachs VIT Small Cap Equity Insights Fund,
(uu) Goldman Sachs VIT US Equity Insights Fund,
(vv) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and
(ww) Victory RS Small Cap Growth Equity VIP Series.
For FPA Contracts, if you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order:
(a) Mutual of America Variable Insurance Portfolios Money Market Fund (except if redemption of shares has been suspended),
(b) Mutual of America Variable Insurance Portfolios Mid-Term Bond Fund,
(c) Mutual of America Variable Insurance Portfolios Bond Fund,
(d) Fidelity VIP Asset Manager Portfolio,
(e) Calvert VP SRI Balanced Portfolio,
(f) Fidelity VIP Equity-Income Portfolio,
(g) Mutual of America Variable Insurance Portfolios All America Fund,
(h) Mutual of America Variable Insurance Portfolios Equity Index Fund,
(i) Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Fund,
(j) Fidelity VIP Contrafund® Portfolio,

(k) DWS Capital Growth VIP,
(l) American Century VP Capital Appreciation Fund,
(m) Mutual of America Variable Insurance Portfolios Conservative Allocation Fund,
(n) Mutual of America Variable Insurance Portfolios Moderate Allocation Fund,
(o) Mutual of America Variable Insurance Portfolios Aggressive Allocation Fund,
(p) Mutual of America Variable Insurance Portfolios Small Cap Value Fund,
(q) Mutual of America Variable Insurance Portfolios Small Cap Growth Fund,
(r) Mutual of America Variable Insurance Portfolios Mid Cap Value Fund,
(s) Fidelity VIP Mid Cap Portfolio,
(t) Invesco Oppenheimer V.I. Main Street Fund®,
(u) Vanguard VIF Diversified Value Portfolio,
(v) Vanguard VIF International Portfolio,
(w) Mutual of America Variable Insurance Portfolios International Fund
(x) Mutual of America Variable Insurance Portfolios Retirement Income Fund,
(y) Mutual of America Variable Insurance Portfolios 2010 Retirement Fund,
(z) Mutual of America Variable Insurance Portfolios 2015 Retirement Fund,
(aa) Mutual of America Variable Insurance Portfolios 2020 Retirement Fund,
(bb) Mutual of America Variable Insurance Portfolios 2025 Retirement Fund,
(cc) Mutual of America Variable Insurance Portfolios 2030 Retirement Fund,
(dd) Mutual of America Variable Insurance Portfolios 2035 Retirement Fund,
(ee) Mutual of America Variable Insurance Portfolios 2040 Retirement Fund,
(ff) Mutual of America Variable Insurance Portfolios 2045 Retirement Fund,
(gg) Mutual of America Variable Insurance Portfolios 2050 Retirement Fund,
(hh) Mutual of America Variable Insurance Portfolios 2055 Retirement Fund,
(ii) Mutual of America Variable Insurance Portfolios 2060 Retirement Fund,
(jj) American Funds Insurance Series New World Fund®,
(kk) PIMCO VIT Real Return Portfolio,
(ll) T. Rowe Price Blue Chip Growth Portfolio,
(mm) Vanguard VIF Real Estate Index Portfolio,
(nn) Mutual of America Variable Insurance Portfolios Small Cap Equity Index Fund,
(oo) MFS VIT III Mid Cap Value Portfolio,
(pp) Vanguard Total Bond Market Index Portfolio,
(qq) Delaware VIP® Small Cap Value Series,
(rr) Goldman Sachs VIT Small Cap Equity Insights Fund,
(ss) Goldman Sachs VIT US Equity Insights Fund,
(tt) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and
(uu) Victory RS Small Cap Growth Equity VIP Series.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount. Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.
When communicating total return to current or prospective Participants, we also may compare a Subaccount’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
See “Performance Information for the Separate Accounts” in the Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2020 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2020 and 2019, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2020, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 16, 2021, covering the December 31, 2020, 2019 and 2018 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
 ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.
 FINANCIAL STATEMENTS
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2020 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2020 and 2019, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2020, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 16, 2021, covering the December 31, 2020, 2019 and 2018 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2020 are included as follows:
Financial Statements of Mutual of America for 2020, 2019 and 2018 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of Mutual of America Life Insurance Company and
Contract Owners of Mutual of America Separate Account No. 2:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2020, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or period listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 4. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2020, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 4, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002.

NewYork, New York
April 29, 2021

Appendix
Statement of operations for the year ended December 31, 2020 and the statements of changes in net assets for each of the years in the two-year period then ended.
MUTUAL OF AMERICA INVESTMENT CORPORATION
Equity Index Fund
All America Fund
Small Cap Value Fund
Small Cap Growth Fund
Small Cap Equity Index Fund
Mid Cap Value Fund
Mid-Cap Equity Index Fund
Composite Fund
International Fund
Money Market Fund
Mid-Term Bond Fund
Bond Fund
Retirement Income Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund
2050 Retirement Fund
2055 Retirement Fund
2060 Retirement Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
VIP Equity-Income Portfolio
VIP Asset Manager Portfolio
VIP Contrafund Portfolio
VIP Mid Cap Portfolio
VANGUARD VARIABLE INSURANCE FUNDS
VIF Diversified Value Portfolio
VIF International Portfolio
VIF Real Estate Index Portfolio
VIF Total Bond Market Index Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Capital Appreciation Fund
AMERICAN FUNDS INSURANCE SERIES
New World Fund

CALVERT VARIABLE SERIES, INC.
VP SRI Balanced Portfolio
DEUTSCHE DWS VARIABLE SERIES I
Capital Growth VIP
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
V.I. Main Street Fund
PIMCO VARIABLE INSURANCE TRUST
VIT Real Return Portfolio
T. ROWE PRICE EQUITY SERIES, INC.
Blue Chip Growth Portfolio
MFS VARIABLE INVESTMENT TRUST III
MFS VIT III Mid Cap Value Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
VIT Small Cap Equity Insights Fund*
VIT US Equity Insights Fund*
DELAWARE VIP TRUST
VIP Small Cap Value Series*
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Sustainable Equity Portfolio*
VICTORY VARIABLE INSURANCE FUNDS
RS Small Cap Growth Equity VIP Series*

*
Statement of operations for the year ended December 31, 2020 and the statements of changes in net assets for the year ended December 31, 2020 and for the period from July 1, 2019 (commencement of operations) to December 31, 2019 for these subaccounts.
Statement of operations and the statement of changes in net assets for the period from August 3, 2020 (commencement of operations) to December 31, 2020.
MUTUAL OF AMERICA INVESTMENT CORPORATION
2065 Retirement Fund
Statement of operations and the statement of changes in net assets for the period from January 24, 2020 (commencement of operations) to December 31, 2020.
MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
Equity Index Portfolio
All America Portfolio
Small Cap Value Portfolio
Small Cap Growth Portfolio
Small Cap Equity Index Portfolio
Mid Cap Value Portfolio
Mid-Cap Equity Index Portfolio
International Portfolio
Money Market Portfolio
Mid-Term Bond Portfolio
Bond Portfolio
Retirement Income Portfolio

2015 Retirement Portfolio
2020 Retirement Portfolio
2025 Retirement Portfolio
2030 Retirement Portfolio
2035 Retirement Portfolio
2040 Retirement Portfolio
2045 Retirement Portfolio
2050 Retirement Portfolio
2055 Retirement Portfolio
2060 Retirement Portfolio
Conservative Allocation Portfolio
Moderate Allocation Portfolio
Aggressive Allocation Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Equity Index Fund—$519,530,536 All America Fund—$219,459,314 Small Cap Value Fund—$132,911,801 Small Cap Growth Fund—$222,499,464) (Notes 1 and 2)	$880,173,059	$248,512,779	$136,189,233	$287,652,788
Due From (To) Mutual of America General Account	(165,783)	(56,222)	(22,259)	(45,895)
Net Assets	$880,007,276	$248,456,557	$136,166,974	$287,606,893
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$165,287,369	$51,205,057	$21,193,382	$49,098,188
Tier 1 Reduced Fee Units(1)	$95,485,615	$28,719,672	$15,654,117	$33,612,961
Certain National Accounts—Tier 2 Reduced Fee Units	$6,333,349	$735,920	$482,640	$797,851
Tier 2 Reduced Fee Units	$51,784,067	$8,071,648	$6,516,884	$14,455,457
Certain National Accounts—Tier 3 Reduced Fee Units	$32,173,343	$7,119,457	$5,094,764	$10,708,607
Certain National Accounts—Tier 4 Reduced Fee Units	$12,677,254	$1,174,391	$1,597,215	$3,714,225
Tier 3 Reduced Fee Units	$229,664,424	$51,979,017	$36,638,936	$72,544,859
Tier 4 Reduced Fee Units	$95,080,285	$21,688,498	$13,458,695	$31,147,437
Certain National Accounts—Tier 5 Reduced Fee Units	$3,489,484	$338,454	$355,415	$786,530
Tier 5 Reduced Fee Units	$41,226,889	$8,508,189	$6,299,341	$12,681,699
Standard Units(2)	$68,368,504	$19,286,600	$12,075,321	$25,351,164
Inactive and Voluntary Employee Contribution Units	$78,436,693	$49,629,654	$16,800,264	$32,707,915
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	16,135,401	1,942,470	9,110,958	12,690,960
Tier 1 Reduced Fee Units(1)	8,501,874	993,666	6,137,204	7,923,547
Certain National Accounts—Tier 2 Reduced Fee Units	565,485	25,533	189,747	188,599
Tier 2 Reduced Fee Units	4,627,130	280,260	2,564,021	3,419,635
Certain National Accounts—Tier 3 Reduced Fee Units	2,874,827	247,199	2,004,498	2,533,267
Certain National Accounts—Tier 4 Reduced Fee Units	1,137,699	40,955	631,175	882,535
Tier 3 Reduced Fee Units	20,626,432	1,814,040	14,489,668	17,250,444
Tier 4 Reduced Fee Units	8,650,559	766,785	5,393,209	7,504,931
Certain National Accounts—Tier 5 Reduced Fee Units	341,459	12,870	153,163	203,795
Tier 5 Reduced Fee Units	4,040,300	324,022	2,718,739	3,290,873
Standard Units(2)	6,794,853	744,878	5,285,189	6,671,424
Inactive and Voluntary Employee Contribution Units	7,877,480	1,936,937	7,430,546	8,698,145
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.244	$26.361	$2.326	$3.869
Tier 1 Reduced Fee Units(1)	$11.231	$28.903	$2.551	$4.242
Certain National Accounts—Tier 2 Reduced Fee Units	$11.200	$28.822	$2.544	$4.230
Tier 2 Reduced Fee Units	$11.191	$28.801	$2.542	$4.227
Certain National Accounts—Tier 3 Reduced Fee Units	$11.191	$28.801	$2.542	$4.227
Certain National Accounts—Tier 4 Reduced Fee Units	$11.143	$28.675	$2.531	$4.209
Tier 3 Reduced Fee Units	$11.134	$28.654	$2.529	$4.205
Tier 4 Reduced Fee Units	$10.991	$28.285	$2.495	$4.150
Certain National Accounts—Tier 5 Reduced Fee Units	$10.219	$26.298	$2.320	$3.859
Tier 5 Reduced Fee Units	$10.204	$26.258	$2.317	$3.854
Standard Units(2)	$10.062	$25.892	$2.285	$3.800
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$9.957	$25.623	$2.261	$3.760

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Small Cap Equity Index Fund—$13,688,468 Mid Cap Value Fund—$46,158,509 Mid-Cap Equity Index Fund—$336,055,959 Composite Fund—$150,757,541) (Notes 1 and 2)	$16,104,510	$49,910,230	$427,248,701	$167,149,385
Due From (To) Mutual of America General Account	2,472	(7,443)	(53,023)	(13,554)
Net Assets	$16,106,982	$49,902,787	$427,195,678	$167,135,831
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,795,135	$6,821,515	$81,919,987	$37,261,076
Tier 1 Reduced Fee Units(1)	$927,826	$7,686,415	$46,158,827	$16,715,704
Certain National Accounts—Tier 2 Reduced Fee Units	$371,717	$439,940	$1,906,834	$816,772
Tier 2 Reduced Fee Units	$1,545,196	$3,223,782	$23,463,403	$6,109,843
Certain National Accounts—Tier 3 Reduced Fee Units	$751,256	$1,572,585	$15,442,764	$4,516,290
Certain National Accounts—Tier 4 Reduced Fee Units	$386,524	$791,875	$6,208,099	$2,432,908
Tier 3 Reduced Fee Units	$5,037,239	$12,364,832	$111,844,466	$38,509,904
Tier 4 Reduced Fee Units	$1,854,415	$6,662,192	$51,550,030	$14,236,251
Certain National Accounts—Tier 5 Reduced Fee Units	$29,629	$137,854	$1,553,441	$486,373
Tier 5 Reduced Fee Units	$759,884	$2,513,147	$18,437,552	$7,394,128
Standard Units(2)	$1,356,769	$5,014,818	$34,750,440	$11,884,326
Inactive and Voluntary Employee Contribution Units	$291,392	$2,673,832	$33,959,835	$26,772,256
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	253,098	2,785,537	13,814,594	2,816,614
Tier 1 Reduced Fee Units(1)	82,656	2,862,608	7,099,751	1,152,465
Certain National Accounts—Tier 2 Reduced Fee Units	33,173	164,302	294,112	56,470
Tier 2 Reduced Fee Units	138,002	1,204,873	3,621,747	422,740
Certain National Accounts—Tier 3 Reduced Fee Units	67,095	587,746	2,383,703	312,482
Certain National Accounts—Tier 4 Reduced Fee Units	34,580	297,250	962,462	169,056
Tier 3 Reduced Fee Units	450,991	4,644,962	17,352,654	2,677,963
Tier 4 Reduced Fee Units	166,655	2,535,587	8,103,027	1,002,650
Certain National Accounts—Tier 5 Reduced Fee Units	2,682	56,428	262,598	36,854
Tier 5 Reduced Fee Units	68,892	1,030,258	3,121,441	561,116
Standard Units(2)	124,247	2,084,845	5,966,242	914,601
Inactive and Voluntary Employee Contribution Units	26,886	1,123,284	5,891,830	2,081,979
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.044	$2.449	$5.930	$13.229
Tier 1 Reduced Fee Units(1)	$11.225	$2.685	$6.501	$14.504
Certain National Accounts—Tier 2 Reduced Fee Units	$11.205	$2.678	$6.483	$14.464
Tier 2 Reduced Fee Units	$11.197	$2.676	$6.478	$14.453
Certain National Accounts—Tier 3 Reduced Fee Units	$11.197	$2.676	$6.478	$14.453
Certain National Accounts—Tier 4 Reduced Fee Units	$11.178	$2.664	$6.450	$14.391
Tier 3 Reduced Fee Units	$11.169	$2.662	$6.445	$14.380
Tier 4 Reduced Fee Units	$11.127	$2.627	$6.362	$14.199
Certain National Accounts—Tier 5 Reduced Fee Units	$11.047	$2.443	$5.916	$13.197
Tier 5 Reduced Fee Units	$11.030	$2.439	$5.907	$13.178
Standard Units(2)	$10.920	$2.405	$5.825	$12.994
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$10.838	$2.380	$5.764	$12.859

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: International Fund—$23,536,901 Money Market Fund—$54,469,927 Mid-Term Bond Fund—$93,540,490 Bond Fund—$228,632,951) (Notes 1 and 2)	$28,160,815	$53,088,084	$98,651,151	$241,981,192
Due From (To) Mutual of America General Account	(3,253)	(12,029)	(17,662)	(38,952)
Net Assets	$28,157,562	$53,076,055	$98,633,489	$241,942,240
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,673,751	$1,842,815	$12,170,731	$33,588,251
Tier 1 Reduced Fee Units(1)	$3,898,969	$7,327,471	$11,965,665	$25,266,209
Certain National Accounts—Tier 2 Reduced Fee Units	$121,049	$372,829	$633,881	$1,855,777
Tier 2 Reduced Fee Units	$2,452,292	$3,529,894	$6,664,047	$14,657,660
Certain National Accounts—Tier 3 Reduced Fee Units	$1,149,074	$2,797,939	$4,906,198	$11,567,641
Certain National Accounts—Tier 4 Reduced Fee Units	$486,967	$945,779	$868,274	$2,614,746
Tier 3 Reduced Fee Units	$8,382,836	$15,241,705	$29,496,895	$74,140,287
Tier 4 Reduced Fee Units	$4,486,144	$6,566,098	$10,898,186	$30,781,227
Certain National Accounts—Tier 5 Reduced Fee Units	$189,941	$285,131	$191,624	$804,186
Tier 5 Reduced Fee Units	$1,776,758	$2,810,184	$4,864,057	$11,331,217
Standard Units(2)	$2,600,090	$5,904,801	$8,077,112	$17,266,123
Inactive and Voluntary Employee Contribution Units	$939,691	$5,451,409	$7,896,819	$18,068,916
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,450,778	778,891	4,618,507	4,677,887
Tier 1 Reduced Fee Units(1)	3,111,468	2,824,122	4,141,284	3,209,141
Certain National Accounts—Tier 2 Reduced Fee Units	96,871	144,096	220,001	236,369
Tier 2 Reduced Fee Units	1,963,961	1,365,312	2,314,629	1,868,346
Certain National Accounts—Tier 3 Reduced Fee Units	920,256	1,082,202	1,704,074	1,474,475
Certain National Accounts—Tier 4 Reduced Fee Units	391,700	367,372	302,863	334,711
Tier 3 Reduced Fee Units	6,747,879	5,924,898	10,296,624	9,497,814
Tier 4 Reduced Fee Units	3,658,569	2,585,233	3,851,484	3,992,708
Certain National Accounts—Tier 5 Reduced Fee Units	165,034	120,801	72,889	112,264
Tier 5 Reduced Fee Units	1,546,125	1,192,374	1,852,951	1,584,229
Standard Units(2)	2,294,510	2,540,876	3,120,459	2,448,118
Inactive and Voluntary Employee Contribution Units	837,964	2,370,368	3,082,761	2,588,766
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.154	$2.366	$2.635	$7.180
Tier 1 Reduced Fee Units(1)	$1.253	$2.595	$2.889	$7.873
Certain National Accounts—Tier 2 Reduced Fee Units	$1.250	$2.587	$2.881	$7.851
Tier 2 Reduced Fee Units	$1.249	$2.585	$2.879	$7.845
Certain National Accounts—Tier 3 Reduced Fee Units	$1.249	$2.585	$2.879	$7.845
Certain National Accounts—Tier 4 Reduced Fee Units	$1.243	$2.574	$2.867	$7.812
Tier 3 Reduced Fee Units	$1.242	$2.572	$2.865	$7.806
Tier 4 Reduced Fee Units	$1.226	$2.540	$2.830	$7.709
Certain National Accounts—Tier 5 Reduced Fee Units	$1.151	$2.360	$2.629	$7.163
Tier 5 Reduced Fee Units	$1.149	$2.357	$2.625	$7.153
Standard Units(2)	$1.133	$2.324	$2.588	$7.053
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$1.121	$2.300	$2.562	$6.980

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Retirement Income Fund—$111,794,023 2010 Retirement Fund—$101,848,503 2015 Retirement Fund—$371,408,926 2020 Retirement Fund—$576,088,405) (Notes 1 and 2)	$113,639,071	$100,219,311	$392,683,216	$636,260,844
Due From (To) Mutual of America General Account	(13,616)	(14,585)	(53,965)	(169,018)
Net Assets	$113,625,455	$100,204,726	$392,629,251	$636,091,826
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17,022,867	$22,681,560	$57,664,322	$68,409,260
Tier 1 Reduced Fee Units(1)	$14,151,199	$12,297,278	$57,827,543	$84,613,655
Certain National Accounts—Tier 2 Reduced Fee Units	$64,775	$2,364,632	$1,229,958	$1,726,931
Tier 2 Reduced Fee Units	$10,124,892	$10,229,979	$31,936,812	$53,859,284
Certain National Accounts—Tier 3 Reduced Fee Units	$5,340,415	$3,916,674	$23,390,171	$35,711,616
Certain National Accounts—Tier 4 Reduced Fee Units	$4,812,139	$1,310,001	$10,007,525	$18,572,214
Tier 3 Reduced Fee Units	$29,400,954	$23,605,090	$104,670,312	$190,582,357
Tier 4 Reduced Fee Units	$14,300,675	$11,443,598	$53,251,306	$87,142,638
Certain National Accounts—Tier 5 Reduced Fee Units	$951,255	$788,252	$3,993,021	$6,063,631
Tier 5 Reduced Fee Units	$7,678,908	$3,913,672	$19,488,051	$34,666,182
Standard Units(2)	$7,830,677	$4,320,011	$21,660,088	$43,621,588
Inactive and Voluntary Employee Contribution Units	$1,946,699	$3,333,979	$7,510,142	$11,122,470
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,739,697	12,472,044	30,275,707	33,464,741
Tier 1 Reduced Fee Units(1)	7,453,700	6,224,796	27,950,405	38,103,257
Certain National Accounts—Tier 2 Reduced Fee Units	34,214	1,200,323	596,160	779,850
Tier 2 Reduced Fee Units	5,351,983	5,196,768	15,491,433	24,340,110
Certain National Accounts—Tier 3 Reduced Fee Units	2,822,925	1,989,647	11,345,755	16,138,808
Certain National Accounts—Tier 4 Reduced Fee Units	2,554,527	668,323	4,875,165	8,429,310
Tier 3 Reduced Fee Units	15,619,290	12,051,591	51,028,694	86,564,562
Tier 4 Reduced Fee Units	7,696,650	5,919,691	26,304,293	40,106,351
Certain National Accounts—Tier 5 Reduced Fee Units	545,560	434,476	2,101,496	2,973,272
Tier 5 Reduced Fee Units	4,410,620	2,160,414	10,271,844	17,024,003
Standard Units(2)	4,561,317	2,418,418	11,577,926	21,724,472
Inactive and Voluntary Employee Contribution Units	1,145,835	1,885,983	4,056,489	5,597,332
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.748	$1.819	$1.905	$2.044
Tier 1 Reduced Fee Units(1)	$1.899	$1.976	$2.069	$2.221
Certain National Accounts—Tier 2 Reduced Fee Units	$1.893	$1.970	$2.063	$2.214
Tier 2 Reduced Fee Units	$1.892	$1.969	$2.062	$2.213
Certain National Accounts—Tier 3 Reduced Fee Units	$1.892	$1.969	$2.062	$2.213
Certain National Accounts—Tier 4 Reduced Fee Units	$1.884	$1.960	$2.053	$2.203
Tier 3 Reduced Fee Units	$1.882	$1.959	$2.051	$2.202
Tier 4 Reduced Fee Units	$1.858	$1.933	$2.024	$2.173
Certain National Accounts—Tier 5 Reduced Fee Units	$1.744	$1.814	$1.900	$2.039
Tier 5 Reduced Fee Units	$1.741	$1.812	$1.897	$2.036
Standard Units(2)	$1.717	$1.786	$1.871	$2.008
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$1.699	$1.768	$1.851	$1.987

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: 2025 Retirement Fund—$537,958,602 2030 Retirement Fund—$436,269,209 2035 Retirement Fund—$363,287,440 2040 Retirement Fund—$390,227,688) (Notes 1 and 2)	$607,493,845	$502,103,526	$424,566,084	$462,014,232
Due From (To) Mutual of America General Account	(78,993)	(68,648)	(61,536)	(95,547)
Net Assets	$607,414,852	$502,034,878	$424,504,548	$461,918,685
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$45,600,457	$29,790,030	$23,246,443	$21,497,283
Tier 1 Reduced Fee Units(1)	$86,950,651	$64,632,191	$48,076,274	$51,397,099
Certain National Accounts—Tier 2 Reduced Fee Units	$1,018,374	$1,006,376	$1,068,835	$1,276,597
Tier 2 Reduced Fee Units	$52,387,732	$37,900,645	$35,625,916	$39,217,011
Certain National Accounts—Tier 3 Reduced Fee Units	$29,998,054	$29,108,584	$24,158,294	$24,750,960
Certain National Accounts—Tier 4 Reduced Fee Units	$18,300,421	$12,966,109	$9,214,291	$12,350,128
Tier 3 Reduced Fee Units	$177,474,950	$161,400,663	$138,410,332	$152,807,988
Tier 4 Reduced Fee Units	$100,028,997	$79,045,961	$63,771,412	$69,877,234
Certain National Accounts—Tier 5 Reduced Fee Units	$5,180,862	$4,243,730	$3,524,453	$3,614,396
Tier 5 Reduced Fee Units	$36,868,589	$31,139,432	$29,558,482	$29,931,714
Standard Units(2)	$44,364,487	$42,449,403	$37,882,333	$43,349,382
Inactive and Voluntary Employee Contribution Units	$9,241,278	$8,351,754	$9,967,483	$11,848,893
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	20,948,650	13,372,916	10,372,630	9,689,178
Tier 1 Reduced Fee Units(1)	36,771,122	26,709,989	19,748,489	21,325,482
Certain National Accounts—Tier 2 Reduced Fee Units	431,874	417,063	440,284	531,168
Tier 2 Reduced Fee Units	22,233,464	15,718,751	14,686,412	16,329,746
Certain National Accounts—Tier 3 Reduced Fee Units	12,731,237	12,072,370	9,959,004	10,306,162
Certain National Accounts—Tier 4 Reduced Fee Units	7,800,332	5,400,743	3,814,898	5,164,876
Tier 3 Reduced Fee Units	75,703,265	67,278,590	57,348,030	63,953,067
Tier 4 Reduced Fee Units	43,234,712	33,387,720	26,773,394	29,634,136
Certain National Accounts—Tier 5 Reduced Fee Units	2,385,746	1,909,614	1,576,403	1,632,990
Tier 5 Reduced Fee Units	17,003,328	14,033,415	13,240,758	13,543,670
Standard Units(2)	20,749,171	19,400,581	17,209,097	19,891,826
Inactive and Voluntary Employee Contribution Units	4,367,505	3,857,071	4,575,571	5,494,275
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.177	$2.228	$2.241	$2.219
Tier 1 Reduced Fee Units(1)	$2.365	$2.420	$2.434	$2.410
Certain National Accounts—Tier 2 Reduced Fee Units	$2.358	$2.413	$2.428	$2.403
Tier 2 Reduced Fee Units	$2.356	$2.411	$2.426	$2.402
Certain National Accounts—Tier 3 Reduced Fee Units	$2.356	$2.411	$2.426	$2.402
Certain National Accounts—Tier 4 Reduced Fee Units	$2.346	$2.401	$2.415	$2.391
Tier 3 Reduced Fee Units	$2.344	$2.399	$2.414	$2.389
Tier 4 Reduced Fee Units	$2.314	$2.368	$2.382	$2.358
Certain National Accounts—Tier 5 Reduced Fee Units	$2.172	$2.222	$2.236	$2.213
Tier 5 Reduced Fee Units	$2.168	$2.219	$2.232	$2.210
Standard Units(2)	$2.138	$2.188	$2.201	$2.179
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$2.116	$2.165	$2.178	$2.157

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund†
Investments in Mutual of America Investment Corporation at fair value (Cost: 2045 Retirement Fund—$280,714,856 2050 Retirement Fund—$113,579,747 2055 Retirement Fund—$36,109,419 2060 Retirement Fund—$1,064,167) (Notes 1 and 2)	$324,755,840	$128,200,837	$41,083,919	$1,128,562
Due From (To) Mutual of America General Account	(55,782)	(25,837)	(6,622)	(25)
Net Assets	$324,700,058	$128,175,000	$41,077,297	$1,128,537
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10,011,203	$3,351,501	$1,392,910	$144,048
Tier 1 Reduced Fee Units(1)	$31,595,908	$10,985,725	$2,863,821	$31,854
Certain National Accounts—Tier 2 Reduced Fee Units	$854,165	$416,923	$155,228	$344
Tier 2 Reduced Fee Units	$29,079,322	$10,669,363	$2,817,712	$364,427
Certain National Accounts—Tier 3 Reduced Fee Units	$17,798,058	$7,746,250	$2,767,399	$28,601
Certain National Accounts—Tier 4 Reduced Fee Units	$9,025,935	$3,253,187	$1,201,741	$11,372
Tier 3 Reduced Fee Units	$111,495,449	$43,335,910	$14,249,755	$273,125
Tier 4 Reduced Fee Units	$55,552,194	$22,530,317	$6,175,744	$53,111
Certain National Accounts—Tier 5 Reduced Fee Units	$2,518,770	$1,339,786	$601,709	$1,440
Tier 5 Reduced Fee Units	$22,990,360	$9,499,267	$3,596,516	$41,671
Standard Units(2)	$30,486,641	$14,409,809	$5,173,125	$172,857
Inactive and Voluntary Employee Contribution Units	$3,292,053	$636,962	$81,637	$5,687
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	4,625,943	2,197,609	112,101	12,237
Tier 1 Reduced Fee Units(1)	13,782,997	7,012,835	226,755	2,699
Certain National Accounts—Tier 2 Reduced Fee Units	373,652	266,890	12,312	29
Tier 2 Reduced Fee Units	12,730,270	6,834,989	223,666	30,888
Certain National Accounts—Tier 3 Reduced Fee Units	7,791,587	4,962,389	219,672	2,424
Certain National Accounts—Tier 4 Reduced Fee Units	3,968,485	2,090,778	95,557	964
Tier 3 Reduced Fee Units	49,058,954	27,872,319	1,133,930	23,159
Tier 4 Reduced Fee Units	24,736,060	14,583,881	493,292	4,506
Certain National Accounts—Tier 5 Reduced Fee Units	1,166,652	880,603	48,413	122
Tier 5 Reduced Fee Units	10,664,921	6,253,051	289,807	3,541
Standard Units(2)	14,341,937	9,619,397	421,052	14,712
Inactive and Voluntary Employee Contribution Units	1,564,956	429,675	6,695	485
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.164	$1.525	$12.425	$11.771
Tier 1 Reduced Fee Units(1)	$2.292	$1.567	$12.630	$11.803
Certain National Accounts—Tier 2 Reduced Fee Units	$2.286	$1.562	$12.607	$11.801
Tier 2 Reduced Fee Units	$2.284	$1.561	$12.598	$11.798
Certain National Accounts—Tier 3 Reduced Fee Units	$2.284	$1.561	$12.598	$11.798
Certain National Accounts—Tier 4 Reduced Fee Units	$2.274	$1.556	$12.576	$11.796
Tier 3 Reduced Fee Units	$2.273	$1.555	$12.567	$11.794
Tier 4 Reduced Fee Units	$2.246	$1.545	$12.519	$11.786
Certain National Accounts—Tier 5 Reduced Fee Units	$2.159	$1.521	$12.429	$11.774
Tier 5 Reduced Fee Units	$2.156	$1.519	$12.410	$11.769
Standard Units(2)	$2.126	$1.498	$12.286	$11.749
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund†
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$2.104	$1.482	$12.194	$11.735

†
Initial offering date of units on August 3, 2020.
(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Conservative Allocation Fund—$124,061,548 Moderate Allocation Fund—$285,354,509 Aggressive Allocation Fund—$214,850,702) (Notes 1 and 2)	$130,527,421	$319,922,820	$246,590,243
Due From (To) Mutual of America General Account	(19,562)	(49,355)	(38,151)
Net Assets	$130,507,859	$319,873,465	$246,552,092
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$24,668,547	$43,135,760	$23,378,474
Tier 1 Reduced Fee Units(1)	$12,386,457	$35,399,577	$28,918,469
Certain National Accounts—Tier 2 Reduced Fee Units	$221,949	$3,033,111	$1,647,093
Tier 2 Reduced Fee Units	$7,113,990	$20,654,432	$16,185,099
Certain National Accounts—Tier 3 Reduced Fee Units	$7,875,800	$16,929,400	$10,207,813
Certain National Accounts—Tier 4 Reduced Fee Units	$2,729,280	$6,257,389	$4,086,234
Tier 3 Reduced Fee Units	$34,341,487	$87,927,895	$74,877,082
Tier 4 Reduced Fee Units	$18,901,826	$41,314,460	$31,341,265
Certain National Accounts—Tier 5 Reduced Fee Units	$1,132,636	$1,866,848	$1,183,500
Tier 5 Reduced Fee Units	$6,152,286	$19,892,674	$14,283,299
Standard Units(2)	$10,610,766	$29,376,427	$25,250,297
Inactive and Voluntary Employee Contribution Units	$4,372,835	$14,085,492	$15,193,467
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	10,875,030	14,051,816	6,238,808
Tier 1 Reduced Fee Units(1)	4,979,857	10,518,199	7,039,197
Certain National Accounts—Tier 2 Reduced Fee Units	89,482	903,748	402,050
Tier 2 Reduced Fee Units	2,870,281	6,158,847	3,953,720
Certain National Accounts—Tier 3 Reduced Fee Units	3,177,648	5,048,097	2,493,580
Certain National Accounts—Tier 4 Reduced Fee Units	1,105,894	1,873,864	1,002,491
Tier 3 Reduced Fee Units	13,925,536	26,351,327	18,383,735
Tier 4 Reduced Fee Units	7,760,339	12,538,881	7,793,889
Certain National Accounts—Tier 5 Reduced Fee Units	500,504	609,589	316,584
Tier 5 Reduced Fee Units	2,722,772	6,505,428	3,826,537
Standard Units(2)	4,762,249	9,742,585	6,860,142
Inactive and Voluntary Employee Contribution Units	1,983,172	4,720,414	4,171,215
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.268	$3.070	$3.747
Tier 1 Reduced Fee Units(1)	$2.487	$3.366	$4.108
Certain National Accounts—Tier 2 Reduced Fee Units	$2.480	$3.356	$4.097
Tier 2 Reduced Fee Units	$2.479	$3.354	$4.094
Certain National Accounts—Tier 3 Reduced Fee Units	$2.479	$3.354	$4.094
Certain National Accounts—Tier 4 Reduced Fee Units	$2.468	$3.339	$4.076
Tier 3 Reduced Fee Units	$2.466	$3.337	$4.073
Tier 4 Reduced Fee Units	$2.436	$3.295	$4.021
Certain National Accounts—Tier 5 Reduced Fee Units	$2.263	$3.062	$3.738
Tier 5 Reduced Fee Units	$2.260	$3.058	$3.733
Standard Units(2)	$2.228	$3.015	$3.681
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$2.205	$2.984	$3.642

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Variable Insurance Portfolios†
	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: Equity Index Portfolio—$51,975,435 All America Portfolio—$11,890,426 Small Cap Value Portfolio—$5,132,125 Small Cap Growth Portfolio—$8,659,048) (Notes 1 and 2)	$60,505,655	$13,768,476	$5,069,702	$11,801,673
Due From (To) Mutual of America General Account	(4,759)	(1,126)	(471)	(908)
Net Assets	$60,500,896	$13,767,350	$5,069,231	$11,800,765
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$60,500,896	$13,767,350	$5,069,231	$11,800,765
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,894,937	522,164	2,171,275	3,053,933
Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.263	$26.366	$2.335	$3.864

	Mutual of America Variable Insurance Portfolios†
	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: Small Cap Equity Index Portfolio—$892,644 Mid Cap Value Portfolio—$1,718,250 Mid-Cap Equity Index Portfolio—$28,787,235 International Portfolio—$712,583) (Notes 1 and 2)	$942,940	$1,799,700	$32,956,559	$772,833
Due From (To) Mutual of America General Account	1,057	(136)	(3,017)	(289)
Net Assets	$943,997	$1,799,564	$32,953,542	$772,544
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$943,997	$1,799,564	$32,953,542	$772,544
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	85,169	733,690	5,575,557	667,787
Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.084	$2.453	$5.910	$1.157

†
Initial offering date of units on January 24, 2020.
(1)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(2)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Variable Insurance Portfolios†
	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: Money Market Portfolio -- $719,759 Mid-Term Bond Portfolio -- $3,445,217 Bond Portfolio -- $7,798,476 Retirement Income Portfolio -- $2,893,804) (Notes 1 and 2)	$718,569	$3,571,925	$8,110,340	$3,051,259
Due From (To) Mutual of America General Account	(160)	(369)	(899)	(235)
Net Assets	$718,409	$3,571,556	$8,109,441	$3,051,024
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$718,409	$3,571,556	$8,109,441	$3,051,024
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	303,383	1,352,885	1,130,213	1,738,142
Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.368	$2.640	$7.175	$1.755

	Mutual of America Variable Insurance Portfolios†
	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: 2015 Retirement Portfolio -- $5,841,762 2020 Retirement Portfolio -- $15,314,143 2025 Retirement Portfolio -- $19,649,887 2030 Retirement Portfolio -- $10,781,736) (Notes 1 and 2)	$6,257,507	$16,622,548	$21,580,743	$11,910,916
Due From (To) Mutual of America General Account	(464)	(1,208)	(1,558)	(859)
Net Assets	$6,257,043	$16,621,340	$21,579,185	$11,910,057
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$6,257,043	$16,621,340	$21,579,185	$11,910,057
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,410,980	8,666,852	10,492,349	5,447,636
Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.834	$1.918	$2.057	$2.186

†
Initial offering date of units on January 24, 2020.
(1)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(2)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Mutual of America Variable Insurance Portfolios†
	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: 2035 Retirement Portfolio -- $5,335,914 2040 Retirement Portfolio -- $4,575,737 2045 Retirement Portfolio -- $2,470,928 2050 Retirement Portfolio -- $2,565,969) (Notes 1 and 2)	$6,004,660	$5,202,975	$2,799,015	$2,928,965
Due From (To) Mutual of America General Account	(417)	(361)	(205)	(209)
Net Assets	$6,004,243	$5,202,614	$2,798,810	$2,928,756
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$6,004,243	$5,202,614	$2,798,810	$2,928,756
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,680,116	2,312,919	1,254,237	1,346,038
Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.240	$2.249	$2.231	$2.176

	Mutual of America Variable Insurance Portfolios†
	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: 2055 Retirement Portfolio -- $398,896 2060 Retirement Portfolio -- $256,113 Conservative Allocation Portfolio -- $9,046,307 Moderate Allocation Portfolio-- $20,823,941 Aggressive Allocation Portfolio -- $3,388,274) (Notes 1 and 2)	$450,890	$295,379	$9,688,334	$22,932,842	$3,835,663
Due From (To) Mutual of America General Account	(43)	(1,659)	(604)	(21,169)	(328)
Net Assets	$450,847	$293,720	$9,687,730	$22,911,673	$3,835,335
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$450,847	$293,720	$9,687,730	$22,911,673	$3,835,335
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	296,164	23,757	4,268,262	7,479,885	1,023,715
Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.522	$12.363	$2.270	$3.063	$3.746

†
Initial offering date of units on January 24, 2020.
(1)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(2)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Investments in Fidelity VIP Portfolios at fair value (Cost: Fidelity VIP Equity-Income Portfolio—$223,094,034 Fidelity VIP Asset Manager Portfolio—$124,654,631 Fidelity VIP Contrafund Portfolio—$496,418,625 Fidelity VIP Mid Cap Portfolio—$143,778,950) (Notes 1 and 2)	$248,824,282	$143,574,988	$841,692,651	$176,096,160
Due From (To) Mutual of America General Account	(30,885)	446,929	556,637	(27,118)
Net Assets	$248,793,397	$144,021,917	$842,249,288	$176,069,042
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$42,774,788	$20,521,353	$188,148,669	$31,280,421
Tier 1 Reduced Fee Units(1)	$30,751,381	$17,315,978	$98,388,609	$22,830,524
Certain National Accounts—Tier 2 Reduced Fee Units	$746,050	$877,469	$3,930,890	$1,092,747
Tier 2 Reduced Fee Units	$11,916,991	$8,440,007	$40,588,208	$11,563,858
Certain National Accounts—Tier 3 Reduced Fee Units	$9,186,647	$5,866,442	$26,850,089	$5,764,105
Certain National Accounts—Tier 4 Reduced Fee Units	$2,837,341	$2,008,509	$10,741,288	$2,194,664
Tier 3 Reduced Fee Units	$64,113,132	$43,615,073	$200,530,841	$45,687,822
Tier 4 Reduced Fee Units	$27,954,613	$14,514,370	$82,484,035	$23,782,966
Certain National Accounts—Tier 5 Reduced Fee Units	$792,691	$583,825	$2,043,310	$405,454
Tier 5 Reduced Fee Units	$9,678,273	$6,272,577	$30,371,808	$7,520,271
Standard Units(2)	$17,746,975	$12,135,837	$61,618,713	$13,490,663
Inactive and Voluntary Employee Contribution Units	$30,294,515	$11,870,477	$96,552,828	$10,455,547
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	440,270	325,123	1,283,805	291,107
Tier 1 Reduced Fee Units(1)	288,680	250,210	612,280	193,775
Certain National Accounts—Tier 2 Reduced Fee Units	7,023	12,715	24,530	9,301
Tier 2 Reduced Fee Units	112,269	122,390	253,480	98,497
Certain National Accounts—Tier 3 Reduced Fee Units	86,546	85,070	167,683	49,097
Certain National Accounts—Tier 4 Reduced Fee Units	26,846	29,251	67,374	18,775
Tier 3 Reduced Fee Units	607,086	635,660	1,258,765	391,156
Tier 4 Reduced Fee Units	268,225	214,339	524,663	206,337
Certain National Accounts—Tier 5 Reduced Fee Units	8,179	9,272	13,976	3,782
Tier 5 Reduced Fee Units	100,006	99,764	208,049	70,260
Standard Units(2)	185,968	195,744	428,055	127,821
Inactive and Voluntary Employee Contribution Units	320,787	193,472	677,792	100,106
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$97.156	$63.119	$146.556	$107.453
Tier 1 Reduced Fee Units(1)	$106.524	$69.206	$160.692	$117.820
Certain National Accounts—Tier 2 Reduced Fee Units	$106.227	$69.012	$160.245	$117.491
Tier 2 Reduced Fee Units	$106.147	$68.960	$160.124	$117.403
Certain National Accounts—Tier 3 Reduced Fee Units	$106.147	$68.960	$160.124	$117.403
Certain National Accounts—Tier 4 Reduced Fee Units	$105.688	$68.666	$159.428	$116.890
Tier 3 Reduced Fee Units	$105.608	$68.614	$159.308	$116.802
Tier 4 Reduced Fee Units	$104.221	$67.717	$157.213	$115.263
Certain National Accounts—Tier 5 Reduced Fee Units	$96.924	$62.969	$146.204	$107.196
Tier 5 Reduced Fee Units	$96.777	$62.874	$145.984	$107.034
Standard Units(2)	$95.430	$61.998	$143.950	$105.544
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$94.438	$61.355	$142.452	$104.445

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investments in Vanguard VIF Portfolios at fair value (Cost: Vanguard VIF Diversified Value Portfolio—$184,831,561 Vanguard VIF International Portfolio—$230,819,677 Vanguard VIF Real Estate Index Portfolio—$47,825,978 Vanguard VIF Total Bond Market Index Portfolio—$63,689,384) (Notes 1 and 2)	$191,089,440	$497,272,665	$46,400,561	$65,778,887
Due From (To) Mutual of America General Account	(131,393)	(165,297)	77,242	58,676
Net Assets	$190,958,047	$497,107,368	$46,477,803	$65,837,563
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$39,623,757	$93,124,528	$6,436,228	$21,904,562
Tier 1 Reduced Fee Units(1)	$19,152,601	$53,032,034	$4,910,535	$3,861,843
Certain National Accounts—Tier 2 Reduced Fee Units	$1,573,064	$3,078,440	$354,154	$150,256
Tier 2 Reduced Fee Units	$11,377,004	$30,540,627	$2,444,831	$3,329,751
Certain National Accounts—Tier 3 Reduced Fee Units	$6,742,551	$16,910,140	$1,700,416	$2,264,176
Certain National Accounts—Tier 4 Reduced Fee Units	$3,642,592	$7,279,236	$624,650	$1,210,413
Tier 3 Reduced Fee Units	$54,977,661	$145,658,202	$14,561,414	$17,940,507
Tier 4 Reduced Fee Units	$23,258,468	$52,285,771	$6,962,820	$6,264,791
Certain National Accounts—Tier 5 Reduced Fee Units	$669,305	$1,657,521	$258,617	$955,676
Tier 5 Reduced Fee Units	$7,380,081	$23,040,663	$2,659,314	$3,044,685
Standard Units(2)	$14,500,193	$34,191,077	$4,424,834	$3,095,794
Inactive and Voluntary Employee Contribution Units	$8,060,770	$36,309,129	$1,139,990	$1,815,109
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,077,002	1,477,589	334,245	1,886,462
Tier 1 Reduced Fee Units(1)	474,841	767,520	242,468	327,212
Certain National Accounts—Tier 2 Reduced Fee Units	39,109	44,678	17,536	12,754
Tier 2 Reduced Fee Units	283,067	443,575	121,147	282,839
Certain National Accounts—Tier 3 Reduced Fee Units	167,759	245,605	84,259	192,326
Certain National Accounts—Tier 4 Reduced Fee Units	91,026	106,187	31,089	102,993
Tier 3 Reduced Fee Units	1,374,889	2,126,426	725,270	1,527,698
Tier 4 Reduced Fee Units	589,183	773,247	350,318	535,475
Certain National Accounts—Tier 5 Reduced Fee Units	18,236	26,363	13,463	82,282
Tier 5 Reduced Fee Units	201,382	367,022	138,647	262,539
Standard Units(2)	401,258	552,328	233,953	269,637
Inactive and Voluntary Employee Contribution Units	225,406	592,721	60,908	159,283
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$36.791	$63.025	$19.256	$11.611
Tier 1 Reduced Fee Units(1)	$40.335	$69.095	$20.252	$11.802
Certain National Accounts—Tier 2 Reduced Fee Units	$40.222	$68.903	$20.196	$11.782
Tier 2 Reduced Fee Units	$40.192	$68.851	$20.181	$11.773
Certain National Accounts—Tier 3 Reduced Fee Units	$40.192	$68.851	$20.181	$11.773
Certain National Accounts—Tier 4 Reduced Fee Units	$40.017	$68.551	$20.092	$11.752
Tier 3 Reduced Fee Units	$39.987	$68.499	$20.077	$11.743
Tier 4 Reduced Fee Units	$39.476	$67.618	$19.876	$11.700
Certain National Accounts—Tier 5 Reduced Fee Units	$36.703	$62.872	$19.209	$11.615
Tier 5 Reduced Fee Units	$36.647	$62.777	$19.180	$11.597
Standard Units (2)	$36.137	$61.904	$18.913	$11.481
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Unit Value(3)(4) (continued):
Inactive and Voluntary Employee Contribution Units	$35.761	$61.258	$18.717	$11.395

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Investments in Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, American Century VP Capital Appreciation Fund and American Funds New World Fund, at fair value (Cost: Goldman Sachs VIT Small Cap Equity Insights Fund—$1,062,089 Goldman Sachs VIT US Equity Insights Fund—$2,218,866 American Century VP Capital Appreciation Fund—$280,613,874 American Funds New World Fund—$13,303,303) (Notes 1 and 2)	$1,350,013	$2,319,440	$418,407,120	$18,007,209
Due From (To) Mutual of America General Account	(88)	13,921	(82,689)	(805)
Net Assets	$1,349,925	$2,333,361	$418,324,431	$18,006,404
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$128,489	$1,287,104	$90,729,774	$2,928,837
Tier 1 Reduced Fee Units(1)	$222,708	$205,772	$44,649,712	$1,688,980
Certain National Accounts—Tier 2 Reduced Fee Units	$10,121	$31,001	$1,647,173	$26,344
Tier 2 Reduced Fee Units	$65,898	$49,310	$19,015,168	$1,305,949
Certain National Accounts—Tier 3 Reduced Fee Units	$8,166	$21,901	$14,336,220	$855,124
Certain National Accounts—Tier 4 Reduced Fee Units	$92,849	$9,639	$5,119,841	$268,592
Tier 3 Reduced Fee Units	$325,852	$377,586	$103,541,453	$5,092,692
Tier 4 Reduced Fee Units	$128,875	$123,317	$42,896,209	$2,246,097
Certain National Accounts—Tier 5 Reduced Fee Units	$1,561	$1,483	$1,179,611	$32,328
Tier 5 Reduced Fee Units	$128,119	$104,163	$18,025,622	$1,010,874
Standard Units(2)	$121,347	$68,364	$31,788,122	$2,204,676
Inactive and Voluntary Employee Contribution Units	$115,940	$53,721	$45,395,526	$345,911
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	11,174	102,272	1,043,264	73,366
Tier 1 Reduced Fee Units(1)	19,179	16,191	468,298	40,227
Certain National Accounts—Tier 2 Reduced Fee Units	872	2,441	17,324	629
Tier 2 Reduced Fee Units	5,683	3,886	200,144	31,215
Certain National Accounts—Tier 3 Reduced Fee Units	704	1,726	150,896	20,439
Certain National Accounts—Tier 4 Reduced Fee Units	8,014	760	54,125	6,448
Tier 3 Reduced Fee Units	28,146	29,799	1,095,434	122,348
Tier 4 Reduced Fee Units	11,157	9,754	459,877	54,505
Certain National Accounts—Tier 5 Reduced Fee Units	136	118	13,597	812
Tier 5 Reduced Fee Units	11,150	8,283	208,082	25,421
Standard Units(2)	10,625	5,469	372,135	56,226
Inactive and Voluntary Employee Contribution Units	10,197	4,317	537,026	8,914
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.499	$12.585	$86.967	$39.921
Tier 1 Reduced Fee Units(1)	$11.612	$12.709	$95.345	$41.986
Certain National Accounts—Tier 2 Reduced Fee Units	$11.604	$12.700	$95.079	$41.869
Tier 2 Reduced Fee Units	$11.595	$12.690	$95.007	$41.838
Certain National Accounts—Tier 3 Reduced Fee Units	$11.595	$12.690	$95.007	$41.838
Certain National Accounts—Tier 4 Reduced Fee Units	$11.586	$12.680	$94.592	$41.656
Tier 3 Reduced Fee Units	$11.577	$12.671	$94.521	$41.625
Tier 4 Reduced Fee Units	$11.551	$12.642	$93.278	$41.209
Certain National Accounts—Tier 5 Reduced Fee Units	$11.508	$12.595	$86.758	$39.825
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Unit Value(3)(4) (continued):
Tier 5 Reduced Fee Units	$11.490	$12.576	$86.627	$39.765
Standard Units(2)	$11.421	$12.500	$85.421	$39.211
Inactive and Voluntary Employee Contribution Units	$11.370	$12.443	$84.531	$38.803

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	Calvert	Delaware	DWS	Invesco Oppenheimer
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Investments in Calvert VP SRI Balanced Portfolio, Delaware VIP Small Cap Value Series, DWS Capital Growth VIP and Invesco Oppenheimer V.I. Main Street Fund at fair value (Cost: Calvert VP SRI Balanced Portfolio—$120,662,844 Delaware VIP Small Cap Value Series—$1,375,831 DWS Capital Growth VIP—$316,201,716 Invesco Oppenheimer V.I. Main Street Fund/VA—$54,734,772) (Notes 1 and 2)	$152,303,397	$1,774,675	$540,582,781	$60,248,161
Due From (To) Mutual of America General Account	(180,580)	2,651	(124,208)	4,996
Net Assets	$152,122,817	$1,777,326	$540,458,573	$60,253,157
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$24,258,604	$477,055	$118,642,672	$9,879,343
Tier 1 Reduced Fee Units(1)	$8,615,847	$155,159	$59,784,627	$8,911,703
Certain National Accounts—Tier 2 Reduced Fee Units	$589,269	$3,591	$3,639,638	$545,277
Tier 2 Reduced Fee Units	$9,061,859	$115,655	$22,105,507	$3,474,695
Certain National Accounts—Tier 3 Reduced Fee Units	$8,934,885	$13,154	$16,215,852	$1,690,827
Certain National Accounts—Tier 4 Reduced Fee Units	$3,731,716	$39,994	$4,925,390	$688,047
Tier 3 Reduced Fee Units	$36,898,526	$589,138	$116,963,081	$16,095,909
Tier 4 Reduced Fee Units	$18,363,054	$192,963	$49,353,005	$7,643,769
Certain National Accounts—Tier 5 Reduced Fee Units	$370,592	$8,443	$774,476	$150,910
Tier 5 Reduced Fee Units	$9,179,853	$66,564	$19,093,244	$3,340,039
Standard Units(2)	$17,687,609	$91,353	$37,845,952	$4,822,160
Inactive and Voluntary Employee Contribution Units	$14,431,003	$24,257	$91,115,129	$3,010,478
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,090,614	45,100	720,132	151,448
Tier 1 Reduced Fee Units(1)	1,001,200	14,525	330,988	124,609
Certain National Accounts—Tier 2 Reduced Fee Units	68,668	336	20,207	7,646
Tier 2 Reduced Fee Units	1,056,779	10,843	122,818	48,758
Certain National Accounts—Tier 3 Reduced Fee Units	1,041,971	1,233	90,095	23,726
Certain National Accounts—Tier 4 Reduced Fee Units	437,057	3,753	27,485	9,697
Tier 3 Reduced Fee Units	4,324,811	55,319	653,182	227,016
Tier 4 Reduced Fee Units	2,179,864	18,160	279,193	109,204
Certain National Accounts—Tier 5 Reduced Fee Units	47,327	798	4,712	2,319
Tier 5 Reduced Fee Units	1,174,091	6,298	116,346	51,402
Standard Units(2)	2,294,159	8,695	233,875	75,260
Inactive and Voluntary Employee Contribution Units	1,891,428	2,319	568,981	47,478
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$7.849	$10.578	$164.751	$65.233
Tier 1 Reduced Fee Units(1)	$8.606	$10.682	$180.625	$71.517
Certain National Accounts—Tier 2 Reduced Fee Units	$8.581	$10.674	$180.122	$71.318
Tier 2 Reduced Fee Units	$8.575	$10.666	$179.986	$71.264
Certain National Accounts—Tier 3 Reduced Fee Units	$8.575	$10.666	$179.986	$71.264
Certain National Accounts—Tier 4 Reduced Fee Units	$8.538	$10.658	$179.202	$70.956
Tier 3 Reduced Fee Units	$8.532	$10.650	$179.067	$70.902
Tier 4 Reduced Fee Units	$8.424	$10.626	$176.770	$69.995
Certain National Accounts—Tier 5 Reduced Fee Units	$7.830	$10.586	$164.355	$65.077
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	Calvert	Delaware	DWS	Invesco Oppenheimer
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Unit Value(3)(4) (continued):
Tier 5 Reduced Fee Units	$7.819	$10.570	$164.107	$64.979
Standard Units(2)	$7.710	$10.506	$161.821	$64.074
Inactive and Voluntary Employee Contribution Units	$7.630	$10.459	$160.137	$63.407

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020

	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investments in MFS VIT III Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, PIMCO VIT Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series at fair value (Cost: MFS VIT III Mid Cap Value Portfolio—$2,567,132 Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—$3,436,926 PIMCO VIT Real Return Portfolio—$31,678,825 T. Rowe Price Blue Chip Growth Portfolio—$265,913,394 Victory RS Small Cap Growth Equity VIP Series—$6,822,417) (Notes 1 and 2)	$2,794,916	$3,973,773	$34,379,728	$412,449,859	$6,916,296
Due From (To) Mutual of America General Account	(5)	2,305	(72,085)	305,803	34,735
Net Assets	$2,794,911	$3,976,078	$34,307,643	$412,755,662	$6,951,031
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$707,109	$714,157	$8,313,173	$102,369,331	$2,330,401
Tier 1 Reduced Fee Units(1)	$88,009	$39,188	$1,716,218	$42,708,604	$382,785
Certain National Accounts—Tier 2 Reduced Fee Units	$10,178	$29	$44,563	$2,554,014	$175,936
Tier 2 Reduced Fee Units	$143,816	$575,717	$2,905,839	$20,854,240	$455,283
Certain National Accounts—Tier 3 Reduced Fee Units	$93,242	$60,686	$1,073,522	$16,025,289	$114,312
Certain National Accounts—Tier 4 Reduced Fee Units	$83,460	$52,276	$344,953	$6,259,823	$246,206
Tier 3 Reduced Fee Units	$890,832	$786,434	$11,195,759	$107,251,975	$1,505,464
Tier 4 Reduced Fee Units	$305,551	$305,385	$4,524,147	$51,192,931	$606,539
Certain National Accounts—Tier 5 Reduced Fee Units	$4,042	$18,652	$89,809	$1,641,307	$3,495
Tier 5 Reduced Fee Units	$160,014	$755,067	$1,864,703	$17,948,162	$259,978
Standard Units	$296,906	$563,768	$1,677,837	$29,423,847	$487,236
Inactive and Voluntary Employee Contribution Units	$11,752	$104,719	$557,120	$14,526,139	$383,396
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	59,798	54,730	530,220	1,942,696	162,441
Tier 1 Reduced Fee Units(1)	7,322	2,974	104,081	770,610	26,422
Certain National Accounts—Tier 2 Reduced Fee Units	848	2	2,710	46,212	12,153
Tier 2 Reduced Fee Units	11,996	43,756	176,854	377,616	31,473
Certain National Accounts—Tier 3 Reduced Fee Units	7,777	4,612	65,336	290,177	7,902
Certain National Accounts—Tier 4 Reduced Fee Units	6,973	3,976	21,087	113,847	17,033
Tier 3 Reduced Fee Units	74,488	59,861	684,904	1,952,053	104,228
Tier 4 Reduced Fee Units	25,645	23,298	279,421	941,250	42,088
Certain National Accounts—Tier 5 Reduced Fee Units	342	1,428	5,742	31,223	243
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2020
	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Units Outstanding (continued):
Tier 5 Reduced Fee Units	13,549	57,909	119,393	341,946	18,136
Standard Units(2)	25,393	43,499	108,947	568,494	34,194
Inactive and Voluntary Employee Contribution Units	1,013	8,117	36,554	283,611	27,029
Unit Value(3)(4):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.825	$13.049	$15.679	$52.694	$14.346
Tier 1 Reduced Fee Units (1)	$12.019	$13.177	$16.489	$55.422	$14.488
Certain National Accounts—Tier 2 Reduced Fee Units	$11.998	$13.167	$16.443	$55.268	$14.477
Tier 2 Reduced Fee Units	$11.989	$13.157	$16.431	$55.226	$14.466
Certain National Accounts—Tier 3 Reduced Fee Units	$11.989	$13.157	$16.431	$55.226	$14.466
Certain National Accounts—Tier 4 Reduced Fee Units	$11.968	$13.148	$16.359	$54.985	$14.455
Tier 3 Reduced Fee Units	$11.959	$13.138	$16.346	$54.943	$14.444
Tier 4 Reduced Fee Units	$11.914	$13.108	$16.191	$54.388	$14.411
Certain National Accounts—Tier 5 Reduced Fee Units	$11.828	$13.059	$15.642	$52.568	$14.357
Tier 5 Reduced Fee Units	$11.810	$13.039	$15.618	$52.488	$14.335
Standard Units(2)	$11.692	$12.960	$15.400	$51.758	$14.249
Inactive and Voluntary Employee Contribution Units	$11.605	$12.902	$15.241	$51.219	$14.185

(1)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(2)
Includes Certain National Accounts—Standard Units.
(3)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(4)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2020

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$ 26,816,857	$ 5,910,368	$ 4,049,075	$ 896,594	$ 100,466	$ 2,049,580
Expenses (Note 3)	5,666,604	1,892,148	913,626	1,656,377	73,954	306,088
Net Investment Income (Loss)	21,150,253	4,018,220	3,135,449	(759,783)	26,512	1,743,492
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	62,186,143	4,890,292	(97,611)	4,922,033	(339,616)	534,994
Realized gain from distributions	56,196,606	28,882,354	4,416,131	43,591,038	189,310	1,492,867
Net realized gain (loss) on investments	118,382,749	33,772,646	4,318,520	48,513,071	(150,306)	2,027,861
Net change in unrealized appreciation (depreciation) on investments	(10,262,474)	(4,415,706)	(17,585,772)	36,868,628	1,859,802	(3,337,839)
Net Realized and Unrealized Gain (Loss) on Investments	108,120,275	29,356,940	(13,267,252)	85,381,699	1,709,496	(1,309,978)
Net Increase (Decrease) in Net Assets Resulting From Operations	$129,270,528	$33,375,160	$(10,131,803)	$84,621,916	$1,736,008	$433,514

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$10,423,448	$6,389,652	$1,130,458	$2,250,676	$3,461,520	$10,954,243
Expenses (Note 3)	2,666,174	1,287,541	152,171	377,637	683,236	1,648,381
Net Investment Income (Loss)	7,757,274	5,102,111	978,287	1,873,039	2,778,284	9,305,862
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	17,770,486	2,327,237	388,034	381,551	1,000,293	2,719,226
Realized gain from distributions	25,980,671	7,215,773	86,118	3,933	2,595	91,144
Net realized gain (loss) on investments	43,751,157	9,543,010	474,152	385,484	1,002,888	2,810,370
Net change in unrealized appreciation (depreciation) on investments	(9,653,223)	1,530,834	487,855	(2,500,426)	366,598	687,189
Net Realized and Unrealized Gain (Loss) on Investments	34,097,934	11,073,844	962,007	(2,114,942)	1,369,486	3,497,559
Net Increase (Decrease) in Net Assets Resulting From Operations	$41,855,208	$16,175,955	$1,940,294	$(241,903)	$4,147,770	$12,803,421
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended December 31, 2020

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$ 5,193,866	$ 5,550,467	$ 21,258,818	$ 31,581,621	$ 28,437,262	$ 22,887,337
Expenses (Note 3)	539,896	608,897	2,224,368	3,371,701	3,056,670	2,522,325
Net Investment Income (Loss)	4,653,970	4,941,570	19,034,450	28,209,920	25,380,592	20,365,012
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	744,716	687,112	7,582,123	9,403,142	6,645,180	4,579,255
Realized gain from distributions	2,595,391	6,970,053	28,696,052	41,781,117	42,307,214	37,528,872
Net realized gain (loss) on investments	3,340,107	7,657,165	36,278,175	51,184,259	48,952,394	42,108,127
Net change in unrealized appreciation (depreciation) on investments	(1,819,916)	(6,312,355)	(25,881,311)	(24,492,819)	(13,618,634)	(7,980,606)
Net Realized and Unrealized Gain (Loss) on Investments	1,520,191	1,344,810	10,396,864	26,691,440	35,333,760	34,127,521
Net Increase (Decrease) in Net Assets Resulting From Operations	$ 6,174,161	$ 6,286,380	$ 29,431,314	$ 54,901,360	$ 60,714,352	$ 54,492,533

	Mutual of America Investment Corporation
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund†
Investment Income and Expenses:
Dividend Income (Note 1)	$18,684,125	$20,052,758	$13,626,478	$4,818,420	$1,338,904	$21,808
Expenses (Note 3)	2,159,062	2,345,471	1,565,355	579,811	161,184	944
Net Investment Income (Loss)	16,525,063	17,707,287	12,061,123	4,238,609	1,177,720	20,864
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	4,177,208	3,191,102	1,885,951	374,241	74,257	3,137
Realized gain from distributions	31,233,258	33,576,645	16,010,546	4,574,123	1,109,877	11,232
Net realized gain (loss) on investments	35,410,466	36,767,747	17,896,497	4,948,364	1,184,134	14,369
Net change in unrealized appreciation (depreciation) on investments	(2,674,910)	(1,450,253)	8,902,657	7,703,143	3,707,262	64,395
Net Realized and Unrealized Gain (Loss) on Investments	32,735,556	35,317,494	26,799,154	12,651,507	4,891,396	78,764
Net Increase (Decrease) in Net Assets Resulting From Operations	$49,260,619	$53,024,781	$38,860,277	$16,890,116	$6,069,116	$99,628

†
For the period from August 3, 2020 (initial offering date of units) to December 31, 2020.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended December 31, 2020

	Mutual of America Investment Corporation			Mutual of America Variable Insurance Portfolios†
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$7,138,316	$ 17,204,959	$ 12,155,199	$—	$—	$—
Expenses (Note 3)	808,248	1,974,219	1,481,449	440,441	101,436	37,608
Net Investment Income (Loss)	6,330,068	15,230,740	10,673,750	(440,441)	(101,436)	(37,608)
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,876,038	7,192,200	4,175,886	(634,408)	(206,629)	(224,929)
Realized gain from distributions	4,296,568	22,668,499	23,927,051	—	—	—
Net realized gain (loss) on investments	6,172,606	29,860,699	28,102,937	(634,408)	(206,629)	(224,929)
Net change in unrealized appreciation (depreciation) on investments	(2,144,388)	(14,672,991)	(10,675,527)	8,530,220	1,878,050	(62,423)
Net Realized and Unrealized Gain (Loss) on Investments	4,028,218	15,187,708	17,427,410	7,895,812	1,671,421	(287,352)
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,358,286	$30,418,448	$28,101,160	$7,455,371	$1,569,985	$(324,960)

	Mutual of America Variable Insurance Portfolios†
	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$13,929	$—	$—	$—	$1,738
Expenses (Note 3)	69,444	6,585	13,963	233,178	5,544	6,219
Net Investment Income (Loss)	(69,444)	7,344	(13,963)	(233,178)	(5,544)	(4,481)
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(214,985)	140,234	(69,549)	(2,344,069)	(2,850)	1,311
Realized gain from distributions	—	7,056	—	—	—	—
Net realized gain (loss) on investments	(214,985)	147,290	(69,549)	(2,344,069)	(2,850)	1,311
Net change in unrealized appreciation (depreciation) on investments	3,142,625	50,296	81,450	4,169,324	60,250	(1,190)
Net Realized and Unrealized Gain (Loss) on Investments	2,927,640	197,586	11,901	1,825,255	57,400	121
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,858,196	$204,930	$(2,062)	$1,592,077	$51,856	$(4,360)

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended December 31, 2020

	Mutual of America Variable Insurance Portfolios†
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	29,138	67,696	18,924	47,659	132,909	165,531
Net Investment Income (Loss)	(29,138)	(67,696)	(18,924)	(47,659)	(132,909)	(165,531)
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	16,906	54,453	14,841	2,334	(90,507)	(150,418)
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	16,906	54,453	14,841	2,334	(90,507)	(150,418)
Net change in unrealized appreciation (depreciation) on investments	126,708	311,864	157,455	415,745	1,308,405	1,930,856
Net Realized and Unrealized Gain (Loss) on Investments	143,614	366,317	172,296	418,079	1,217,898	1,780,438
Net Increase (Decrease) in Net Assets Resulting From Operations	$114,476	$298,621	$153,372	$370,420	$1,084,989	$1,614,907

	Mutual of America Variable Insurance Portfolios†
	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	92,961	43,993	36,101	18,935	18,886	3,309
Net Investment Income (Loss)	(92,961)	(43,993)	(36,101)	(18,935)	(18,886)	(3,309)
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(403,231)	(41,670)	(70,434)	(59,517)	(20,492)	(48,922)
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	(403,231)	(41,670)	(70,434)	(59,517)	(20,492)	(48,922)
Net change in unrealized appreciation (depreciation) on investments	1,129,180	668,746	627,238	328,087	362,996	51,994
Net Realized and Unrealized Gain (Loss) on Investments	725,949	627,076	556,804	268,570	342,504	3,072
Net Increase (Decrease) in Net Assets Resulting From Operations	$632,988	$583,083	$520,703	$249,635	$323,618	$(237)

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended December 31, 2020

	Mutual of America Variable Insurance Portfolios†				Fidelity
	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	VIP Equity Income Portfolio	VIP Asset Manager Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$4,114,412	$1,973,958
Expenses (Note 3)	2,074	69,038	184,080	34,435	1,488,935	786,432
Net Investment Income (Loss)	(2,074)	(69,038)	(184,080)	(34,435)	2,625,477	1,187,526
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(24,548)	5,123	(498,514)	(71,576)	(395,439)	364,896
Realized gain from distributions	—	—	—	—	10,920,605	1,727,351
Net realized gain (loss) on investments	(24,548)	5,123	(498,514)	(71,576)	10,525,166	2,092,247
Net change in unrealized appreciation (depreciation) on investments	39,266	642,027	2,108,901	447,389	(1,441,423)	14,482,186
Net Realized and Unrealized Gain (Loss) on Investments	14,718	647,150	1,610,387	375,813	9,083,743	16,574,433
Net Increase (Decrease) in Net Assets Resulting From Operations	$12,644	$578,112	$1,426,307	$341,378	$11,709,220	$17,761,959

	Fidelity			Vanguard
	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$ 1,847,544	$961,155	$4,491,997	$4,547,869	$1,262,996	$1,098,338
Expenses (Note 3)	4,923,884	853,185	1,121,526	2,616,659	309,419	375,223
Net Investment Income (Loss)	(3,076,340)	107,970	3,370,471	1,931,210	953,577	723,115
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	24,850,904	(612,627)	(4,671,934)	12,996,327	(1,494,437)	735,494
Realized gain from distributions	3,838,298	—	29,058,874	8,312,176	794,226	—
Net realized gain (loss) on investments	28,689,202	(612,627)	24,386,940	21,308,503	(700,211)	735,494
Net change in unrealized appreciation (depreciation) on investments	172,272,053	25,295,839	(10,309,994)	158,614,157	(4,180,545)	1,318,067
Net Realized and Unrealized Gain (Loss) on Investments	200,961,255	24,683,212	14,076,946	179,922,660	(4,880,756)	2,053,561
Net Increase (Decrease) in Net Assets Resulting From Operations	$197,884,915	$24,791,182	$17,447,417	$181,853,870	(3,927,179)	$2,776,676

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended December 31, 2020

	Goldman Sachs		American Century	American Funds	Calvert	Delaware	DWS
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	VIP Small Cap Value Series†	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$2,509	$ 17,028	$ 317,613	$ 35,995	$ 2,096,835	$ 11,788	$ 2,162,413
Expenses (Note 3)	5,731	9,449	2,505,081	100,326	1,047,311	6,563	3,738,673
Net Investment Income (Loss)	(3,222)	7,579	(2,187,468)	(64,331)	1,049,524	5,225	(1,576,260)
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(76,864)	84,441	4,915,523	360,462	1,790,390	(235,104)	17,346,418
Realized gain from distributions	15,600	85,545	35,418,661	158,259	4,326,894	51,138	29,392,485
Net realized gain (loss) on investments	(61,264)	169,986	40,334,184	518,721	6,117,284	(183,966)	46,738,903
Net change in unrealized appreciation (depreciation) on investments	286,195	97,027	83,904,243	2,970,684	11,670,882	351,077	103,948,088
Net Realized and Unrealized Gain (Loss) on Investments	224,931	267,013	124,238,427	3,489,405	17,788,166	167,111	150,686,991
Net Increase (Decrease) in Net Assets Resulting From Operations	$221,709	$274,592	$122,050,959	$3,425,074	$18,837,690	$172,336	$149,110,731

	Invesco Oppenheimer	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio†	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series†
Investment Income and Expenses:
Dividend Income (Note 1)	$805,001	$24,677	$14,471	$455,480	$—	$—
Expenses (Note 3)	373,937	9,410	16,630	155,142	1,457,053	11,547
Net Investment Income (Loss)	431,064	15,267	(2,159)	300,338	(1,457,053)	(11,547)
Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	683,789	(95,559)	(52,798)	220,064	15,106,130	(157,632)
Realized gain from distributions	5,301,397	83,566	99,402	—	12,823,539	807,413
Net realized gain (loss) on investments	5,985,186	(11,993)	46,604	220,064	27,929,669	649,781
Net change in unrealized appreciation (depreciation) on investments	230,690	104,930	500,262	2,456,108	73,063,102	173,869
Net Realized and Unrealized Gain (Loss) on Investments	6,215,876	92,937	546,866	2,676,172	100,992,771	823,650
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,646,940	$108,204	$544,707	$2,976,510	$99,535,718	$812,103
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$21,150,253	$6,832,329	$4,018,220	$923,558	$3,135,449	$84,310
Net realized gain (loss) on investments	118,382,749	31,724,630	33,772,646	19,098,980	4,318,520	12,377,546
Net change in unrealized appreciation (depreciation) on investments	(10,262,474)	161,336,393	(4,415,706)	37,053,967	(17,585,772)	14,366,865
Net Increase (Decrease) in net assets resulting from operations	129,270,528	199,893,352	33,375,160	57,076,505	(10,131,803)	26,828,721
From Unit Transactions:
Contributions	58,144,392	67,667,749	7,217,848	11,373,638	7,398,944	9,736,216
Withdrawals	(72,840,052)	(67,019,757)	(18,611,332)	(23,384,709)	(11,007,387)	(15,376,722)
Net transfers	(90,670,166)	(8,947,039)	(26,409,882)	(9,650,606)	(14,696,247)	(9,260,014)
Contract fees (Note 3)	(94,451)	(88,290)	(51,229)	(52,119)	(12,101)	(12,520)
Net Increase (Decrease) from unit transactions	(105,460,277)	(8,387,337)	(37,854,595)	(21,713,796)	(18,316,791)	(14,913,040)
Net Increase (Decrease) in Net Assets	23,810,251	191,506,015	(4,479,435)	35,362,709	(28,448,594)	11,915,681
Net Assets:
Beginning of Year	856,197,025	664,691,010	252,935,992	217,573,283	164,615,568	152,699,887
End of Year	$880,007,276	$856,197,025	$248,456,557	$252,935,992	$136,166,974	$164,615,568

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(759,783)	$(1,499,219)	$26,512	$88,308	$1,743,492	$339,440
Net realized gain (loss) on investments	48,513,071	21,135,282	(150,306)	(85,729)	2,027,861	1,791,501
Net change in unrealized appreciation (depreciation) on investments	36,868,628	29,309,420	1,859,802	1,533,739	(3,337,839)	9,802,445
Net Increase (Decrease) in net assets resulting from operations	84,621,916	48,945,483	1,736,008	1,536,318	433,514	11,933,386
From Unit Transactions:
Contributions	12,052,718	14,861,558	2,791,327	3,561,584	4,315,858	5,312,556
Withdrawals	(20,958,221)	(20,221,000)	(635,910)	(660,162)	(4,800,575)	(4,837,688)
Net transfers	(16,437,562)	(12,587,616)	(65,526)	2,246,903	(6,940,525)	(1,954,836)
Contract fees (Note 3)	(4,697)	(4,532)	(68)	(75)	(2,357)	(2,313)
Net Increase (Decrease) from unit transactions	(25,347,762)	(17,951,590)	2,089,823	5,148,250	(7,427,599)	(1,482,281)
Net Increase (Decrease) in Net Assets	59,274,154	30,993,893	3,825,831	6,684,568	(6,994,085)	10,451,105
Net Assets:
Beginning of Year	228,332,739	197,338,846	12,281,151	5,596,583	56,896,872	46,445,767
End of Year	$287,606,893	$228,332,739	$16,106,982	$12,281,151	$49,902,787	$56,896,872
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund		Composite Fund		International Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,757,274	$2,011,161	$5,102,111	$2,202,642	$978,287	$447,280
Net realized gain (loss) on investments	43,751,157	37,141,690	9,543,010	8,228,763	474,152	254,038
Net change in unrealized appreciation (depreciation) on investments	(9,653,223)	57,696,728	1,530,834	16,760,690	487,855	4,003,647
Net Increase (Decrease) in net assets resulting from operations	41,855,208	96,849,579	16,175,955	27,192,095	1,940,294	4,704,965
From Unit Transactions:
Contributions	22,699,241	32,789,580	7,942,726	9,411,421	3,241,114	4,072,751
Withdrawals	(33,226,861)	(37,649,424)	(12,304,014)	(14,708,910)	(2,597,729)	(2,808,743)
Net transfers	(73,352,925)	(17,293,897)	(15,199,852)	(3,524,469)	(2,363,695)	(1,460,194)
Contract fees (Note 3)	(36,706)	(36,914)	(51,942)	(50,225)	(882)	(828)
Net Increase (Decrease) from unit transactions	(83,917,251)	(22,190,655)	(19,613,082)	(8,872,183)	(1,721,192)	(197,014)
Net Increase (Decrease) in Net Assets	(42,062,043)	74,658,924	(3,437,127)	18,319,912	219,102	4,507,951
Net Assets:
Beginning of Year	469,257,721	394,598,797	170,572,958	152,253,046	27,938,460	23,430,509
End of Year	$,427,195,678	$469,257,721	$167,135,831	$170,572,958	$28,157,562	$27,938,460

	Mutual of America Investment Corporation
	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,873,039	$187,060	$2,778,284	$1,396,521	$9,305,862	$4,026,552
Net realized gain (loss) on investments	385,484	352,538	1,002,888	390,981	2,810,370	980,746
Net change in unrealized appreciation (depreciation) on investments	(2,500,426)	42,422	366,598	3,221,810	687,189	9,396,258
Net Increase (Decrease) in net assets resulting from operations	(241,903)	582,020	4,147,770	5,009,312	12,803,421	14,403,556
From Unit Transactions:
Contributions	7,280,000	6,332,007	8,347,789	8,010,192	17,913,357	20,184,843
Withdrawals	(9,696,846)	(7,003,118)	(11,653,153)	(10,810,355)	(26,630,420)	(25,126,874)
Net transfers	9,068,665	(1,298,722)	81,907	(791,911)	12,051,000	4,954,592
Contract fees (Note 3)	(61,525)	(59,740)	(49,409)	(49,111)	(83,162)	(81,225)
Net Increase (Decrease) from unit transactions	6,590,294	(2,029,573)	(3,272,866)	(3,641,185)	3,250,775	(68,664)
Net Increase (Decrease) in Net Assets	6,348,391	(1,447,553)	874,904	1,368,127	16,054,196	14,334,892
Net Assets:
Beginning of Year	46,727,664	48,175,217	97,758,585	96,390,458	225,888,044	211,553,152
End of Year	$53,076,055	$46,727,664	$98,633,489	$97,758,585	$241,942,240	$225,888,044
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Mutual of America Investment Corporation
	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,653,970	$702,571	$4,941,570	$1,393,177	$19,034,450	$4,726,134
Net realized gain (loss) on investments	3,340,107	1,434,798	7,657,165	5,108,210	36,278,175	19,534,762
Net change in unrealized appreciation (depreciation) on investments	(1,819,916)	4,574,252	(6,312,355)	7,281,645	(25,881,311)	33,377,180
Net Increase (Decrease) in net assets resulting from operations	6,174,161	6,711,621	6,286,380	13,783,032	29,431,314	57,638,076
From Unit Transactions:
Contributions	22,166,802	21,196,097	7,335,855	8,916,744	36,627,074	53,431,312
Withdrawals	(13,037,960)	(9,427,749)	(11,135,508)	(12,692,595)	(44,996,231)	(45,265,427)
Net transfers	19,064,849(1)	2,165,973	(8,659,590)	(467,593)	(31,999,984)	(5,460,127)
Contract fees (Note 3)	(38,051)	(25,302)	(17,007)	(15,881)	(67,927)	(58,536)
Net Increase (Decrease) from unit transactions	28,155,640	13,909,019	(12,476,250)	(4,259,325)	(40,437,068)	2,647,222
Net Increase (Decrease) in Net Assets	34,329,801	20,620,640	(6,189,870)	9,523,707	(11,005,754)	60,285,298
Net Assets:
Beginning of Year	79,295,654	58,675,014	106,394,596	96,870,889	403,635,005	343,349,707
End of Year	$113,625,455	$79,295,654	$100,204,726	$106,394,596	$392,629,251	$403,635,005

	Mutual of America Investment Corporation
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$28,209,920	$5,544,550	$25,380,592	$4,587,321	$20,365,012	$3,444,633
Net realized gain (loss) on investments	51,184,259	21,276,400	48,952,394	18,101,272	42,108,127	14,974,223
Net change in unrealized appreciation (depreciation) on investments	(24,492,819)	60,104,080	(13,618,634)	62,393,910	(7,980,606)	55,177,405
Net Increase (Decrease) in net assets resulting from operations	54,901,360	86,925,030	60,714,352	85,082,503	54,492,533	73,596,261
From Unit Transactions:
Contributions	83,617,418	102,037,473	83,156,963	93,086,699	72,834,531	74,251,550
Withdrawals	(54,948,421)	(46,828,394)	(43,044,999)	(32,617,599)	(38,533,995)	(24,629,644)
Net transfers	(37,306,290)	5,440,924	(24,568,988)	500,472	(14,446,637)	(4,567,975)
Contract fees (Note 3)	(110,945)	(86,194)	(121,916)	(92,162)	(124,287)	(93,706)
Net Increase (Decrease) from unit transactions	(8,748,238)	60,563,809	15,421,060	60,877,410	19,729,612	44,960,225
Net Increase (Decrease) in Net Assets	46,153,122	147,488,839	76,135,412	145.959.913	74,222,145	118,556,486
Net Assets:
Beginning of Year	589,938,704	442,449,865	531,279,440	385,319,527	427,812,733	309,256,247
End of Year	$636,091,826	$589,938,704	$607,414,852	$531,279,440	$502,034,878	$427,812,733

(1)
Includes transfers from the Subaccount previously invested in the Mutual of America 2010 Retirement Fund on August 3, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Mutual of America Investment Corporation
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$16,525,063	$2,662,411	$17,707,287	$3,033,261	$12,061,123	$1,723,315
Net realized gain (loss) on investments	35,410,466	11,322,185	36,767,747	14,324,268	17,896,497	6,840,695
Net change in unrealized appreciation (depreciation) on investments	(2,674,910)	48,117,794	(1,450,253)	52,120,716	8,902,657	35,609,396
Net Increase (Decrease) in net assets resulting from operations	49,260,619	62,102,390	53,024,781	69,478,245	38,860,277	44,173,406
From Unit Transactions:
Contributions	65,218,592	66,618,764	64,929,237	69,856,606	63,342,811	66,163,955
Withdrawals	(33,320,160)	(21,703,722)	(37,924,754)	(29,297,008)	(30,620,955)	(20,665,896)
Net transfers	(11,489,310)	(4,871,859)	(7,351,930)	(1,924,328)	(6,078,068)	(2,980,140)
Contract fees (Note 3)	(123,947)	(92,669)	(175,089)	(139,423)	(185,434)	(143,548)
Net Increase (Decrease) from unit transactions	20,285,175	39,950,514	19,477,464	38,495,847	26,458,354	42,374,371
Net Increase (Decrease) in Net Assets	69,545,794	102,052,904	72,502,245	107,974,092	65,318,631	86,547,777
Net Assets:
Beginning of Year	354,958,754	252,905,850	389,416,440	281,442,348	259,381,427	172,833,650
End of Year	$424,504,548	$354,958,754	$461,918,685	$389,416,440	$324,700,058	$259,381,427

	Mutual of America Investment Corporation
	2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund
	2020	2019	2020	2019	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,238,609	$232,709	$1,177,720	$(45,414)	$20,864
Net realized gain (loss) on investments	4,948,364	1,327,869	1,184,134	11,720	14,369
Net change in unrealized appreciation (depreciation) on investments	7,703,143	10,053,524	3,707,262	1,454,262	64,395
Net Increase (Decrease) in net assets resulting from operations	16,890,116	11,614,102	6,069,116	1,420,568	99,628
From Unit Transactions:
Contributions	42,401,734	38,272,697	22,020,359	12,135,830	715,326
Withdrawals	(12,028,809)	(5,740,265)	(3,441,434)	(913,578)	(9,232)
Net transfers	(1,887,680)	152,054	84,303	1,638,138	323,052
Contract fees (Note 3)	(128,958)	(80,516)	(53,986)	(14,018)	(237)
Net Increase (Decrease) from unit transactions	28,356,287	32,603,970	18,609,242	12,846,372	1,028,909
Net Increase (Decrease) in Net Assets	45,246,403	44,218,072	24,678,358	14,266,940	1,128,537
Net Assets:
Beginning of Year/Period	82,928,597	38,710,525	16,398,939	2,131,999	-
End of Year/Period	$128,175,000	$82,928,597	$41,077,297	$16,398,939	$1,128,537

†
For the period from August 3, 2020 (initial offering date of units) to December 31, 2020.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Mutual of America Investment Corporation
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,330,068	$1,579,812	$15,230,740	$3,949,815	$10,673,750	$2,659,981
Net realized gain (loss) on investments	6,172,606	3,267,515	29,860,699	15,438,001	28,102,937	15,282,228
Net change in unrealized appreciation (depreciation) on investments	(2,144,388)	9,505,600	(14,672,991)	30,070,109	(10,675,527)	24,783,530
Net Increase (Decrease) in net assets resulting from operations	10,358,286	14,352,927	30,418,448	49,457,925	28,101,160	42,725,739
From Unit Transactions:
Contributions	12,302,347	15,570,278	27,694,414	31,577,746	19,145,228	22,338,220
Withdrawals	(13,657,227)	(14,089,329)	(29,800,232)	(30,913,759)	(19,031,651)	(19,149,009)
Net transfers	(5,560,488)	5,585,177	(25,021,765)	(6,355,636)	(16,420,851)	(9,044,238)
Contract fees (Note 3)	(25,721)	(25,833)	(51,083)	(49,225)	(34,970)	(32,637)
Net Increase (Decrease) from unit transactions	(6,941,089)	7,040,293	(27,178,666)	(5,740,874)	(16,342,244)	(5,887,664)
Net Increase (Decrease) in Net Assets	3,417,197	21,393,220	3,239,782	43,717,051	11,758,916	36,838,075
Net Assets:
Beginning of Year	127,090,662	105,697,442	316,633,683	272,916,632	234,793,176	197,955,101
End of Year	$130,507,859	$127,090,662	$319,873,465	$316,633,683	$246,552,092	$234,793,176

	Mutual of America Variable Insurance Portfolios†
	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio
	2020	2020	2020	2020	2020	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(440,441)	$(101,436)	$(37,608)	$(69,444)	$7,344	$(13,963)
Net realized gain (loss) on investments	(634,408)	(206,629)	(224,929)	(214,985)	147,290	(69,549)
Net change in unrealized appreciation (depreciation) on investments	8,530,220	1,878,050	(62,423)	3,142,625	50,296	81,450
Net Increase (Decrease) in net assets resulting from operations	7,455,371	1,569,985	(324,960)	2,858,196	204,930	(2,062)
From Unit Transactions:
Contributions	1,642,426	554,616	165,828	275,312	69,397	104,898
Withdrawals	(3,557,812)	(331,552)	(373,361)	(435,638)	(76,027)	(83,235)
Net transfers(1)	54,963,849	11,976,210	5,602,137	9,102,931	745,711	1,780,011
Contract fees (Note 3)	(2,938)	(1,909)	(413)	(36)	(14)	(48)
Net Increase (Decrease) from unit transactions	53,045,525	12,197,365	5,394,191	8,942,569	739,067	1,801,626
Net Increase (Decrease) in Net Assets	60,500,896	13,767,350	5,069,231	11,800,765	943,997	1,799,564
Net Assets:
Beginning of Year	—	—	—	—	—	—
End of Year	$60,500,896	$13,767,350	$5,069,231	$11,800,765	$943,997	$1,799,564

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(1)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios†
	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Portfolio
	2020	2020	2020	2020	2020	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(233,178)	$(5,544)	$(4,481)	$(29,138)	$(67,696)	$(18,924)
Net realized gain (loss) on investments	(2,344,069)	(2,850)	1,311	16,906	54,453	14,841
Net change in unrealized appreciation (depreciation) on investments	4,169,324	60,250	(1,190)	126,708	311,864	157,455
Net Increase (Decrease) in net assets resulting from operations	1,592,077	51,856	(4,360)	114,476	298,621	153,372
From Unit Transactions:
Contributions	1,138,570	78,389	72,463	261,385	507,119	344,786
Withdrawals	(3,396,835)	(61,881)	(127,005)	(87,036)	(659,575)	(20,104)
Net transfers(1)	33,620,718	704,197	777,873	3,283,593	7,964,868	2,573,129(2)
Contract fees (Note 3)	(988)	(17)	(562)	(862)	(1,592)	(159)
Net Increase (Decrease) from unit transactions	31,361,465	720,688	722,769	3,457,080	7,810,820	2,897,652
Net Increase (Decrease) in Net Assets	32,953,542	772,544	718,409	3,571,556	8,109,441	3,051,024
Net Assets:
Beginning of Year	—	—	—	—	—	—
End of Year	$32,953,542	$772,544	$718,409	$3,571,556	$8,109,441	$3,051,024

	Mutual of America Variable Insurance Portfolios†
	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
	2020	2020	2020	2020	2020	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(47,659)	$(132,909)	$(165,531)	$(92,961)	$(43,993)	$(36,101)
Net realized gain (loss) on investments	2,334	(90,507)	(150,418)	(403,231)	(41,670)	(70,434)
Net change in unrealized appreciation (depreciation) on investments	415,745	1,308,405	1,930,856	1,129,180	668,746	627,238
Net Increase (Decrease) in net assets resulting from operations	370,420	1,084,989	1,614,907	632,988	583,083	520,703
From Unit Transactions:
Contributions	380,469	655,447	1,233,828	1,282,064	975,844	463,167
Withdrawals	(211,836)	(2,032,587)	(1,291,856)	(939,858)	(912,344)	(595,776)
Net transfers(1)	5,718,106	16,914,026	20,023,530	10,936,002	5,358,434	4,815,014
Contract fees (Note 3)	(116)	(535)	(1,224)	(1,139)	(774)	(494)
Net Increase (Decrease) from unit transactions	5,886,623	15,536,351	19,964,278	11,277,069	5,421,160	4,681,911
Net Increase (Decrease) in Net Assets	6,257,043	16,621,340	21,579,185	11,910,057	6,004,243	5,202,614
Net Assets:
Beginning of Year	—	—	—	—	—	—
End of Year	$6,257,043	$16,621,340	$21,579,185	$11,910,057	$6,004,243	$5,202,614

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(1)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
(2)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Portfolio on August 3, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios†
	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio
	2020	2020	2020	2020	2020	2020	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(18,935)	$(18,886)	$(3,309)	$(2,074)	$(69,038)	$(184,080)	$(34,435)
Net realized gain (loss) on investments	(59,517)	(20,492)	(48,922)	(24,548)	5,123	(498,514)	(71,576)
Net change in unrealized appreciation (depreciation) on investments	328,087	362,996	51,994	39,266	642,027	2,108,901	447,389
Net Increase (Decrease) in net assets resulting from operations	249,635	323,618	(237)	12,644	578,112	1,426,307	341,378
From Unit Transactions:
Contributions	241,294	616,839	33,898	88,128	886,396	831,567	397,081
Withdrawals	(76,513)	(190,798)	(1,282)	(16,024)	(667,069)	(1,118,727)	(681,656)
Net transfers(1)	2,384,681	2,179,418	418,543	208,989	8,891,044	21,774,064	3,779,001
Contract fees (Note 3)	(287)	(321)	(75)	(17)	(753)	(1,538)	(469)
Net Increase (Decrease) from unit transactions	2,549,175	2,605,138	451,084	281,076	9,109,618	21,485,366	3,493,957
Net Increase (Decrease) in Net Assets	2,798,810	2,928,756	450,847	293,720	9,687,730	22,911,673	3,835,335
Net Assets:
Beginning of Year	—	—	—	—	—	—
End of Year	$2,798,810	$2,928,756	$450,847	$293,720	$9,687,730	$22,911,673	$3,835,335

	Fidelity
	VIP Equity-Income Portfolio		VIP Asset Manager Portfolio		VIP Contrafund Portfolio
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,625,477	$3,332,291	$1,187,526	$1,496,012	$(3,076,340)	$(1,427,450)
Net realized gain (loss) on investments	10,525,166	16,208,029	2,092,247	5,031,025	28,689,202	86,236,964
Net change in unrealized appreciation (depreciation) on investments	(1,441,423)	37,679,470	14,482,186	13,890,185	172,272,053	88,967,512
Net Increase (Decrease) in net assets resulting from operations	11,709,220	57,219,790	17,761,959	20,417,222	197,884,915	173,777,026
From Unit Transactions:
Contributions	11,339,664	16,502,620	9,414,384	10,780,385	27,235,303	31,902,515
Withdrawals	(22,932,863)	(23,634,826)	(13,231,594)	(13,753,629)	(67,427,315)	(57,928,328)
Net transfers	(15,766,428)	(6,763,283)	(3,466,803)	(4,111,102)	(23,790,043)	(25,169,361)
Contract fees (Note 3)	(63,119)	(60,207)	(57,172)	(52,327)	(50,926)	(48,181)
Net Increase (Decrease) from unit transactions	(27,422,746)	(13,955,696)	(7,341,185)	(7,136,673)	(64,032,981)	(51,243,355)
Net Increase (Decrease) in Net Assets	(15,713,526)	43,264,094	10,420,774	13,280,549	133,851,934	122,533,671
Net Assets:
Beginning of Year	264,506,923	221,242,829	133,601,143	120,320,594	708,397,354	585,863,683
End of Year	$248,793,397	$264,506,923	$144,021,917	$133,601,143	$842,249,288	$708,397,354

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(1)
Includes transfers from the Subaccount previously invested in the Mutual of America Variable Insurance Portfolios, Inc. 2010 Retirement Portfolio on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Fidelity		Vanguard
	VIP Mid Cap Portfolio		VIF Diversified Value Portfolio		VIF International Portfolio
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$107,970	$416,272	$3,370,471	$3,676,682	$1,931,210	$2,238,980
Net realized gain (loss) on investments	(612,627)	17,914,605	24,386,940	9,883,788	21,308,503	15,669,000
Net change in unrealized appreciation (depreciation) on investments	25,295,839	14,783,192	(10,309,994)	23,635,435	158,614,157	63,289,264
Net Increase (Decrease) in net assets resulting from operations	24,791,182	33,114,069	17,447,417	37,195,905	181,853,870	81,197,244
From Unit Transactions:
Contributions	10,355,630	12,807,582	15,101,481	17,628,424	24,386,835	25,629,531
Withdrawals	(14,850,141)	(17,147,016)	(16,270,803)	(17,018,565)	(34,490,855)	(27,392,186)
Net transfers	(12,133,646)	(12,069,621)	(9,800,604)	(6,054,000)	(16,533,367)	(13,366,540)
Contract fees (Note 3)	(6,343)	(6,000)	(12,342)	(10,945)	(5,799)	(5,536)
Net Increase (Decrease) from unit transactions	(16,634,500)	(16,415,055)	(10,982,268)	(5,455,086)	(26,643,186)	(15,134,731)
Net Increase (Decrease) in Net Assets	8,156,682	16,699,014	6,465,149	31,740,819	155,210,684	66,062,513
Net Assets:
Beginning of Year	167,912,360	151,213,346	184,492,898	152,752,079	341,896,684	275,834,171
End of Year	$176,069,042	$167,912,360	$190,958,047	$184,492,898	$497,107,368	$341,896,684

	Vanguard				Goldman Sachs
	VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio		VIT Small Cap Equity Insights Fund
	2020	2019	2020	2019	2020	2019†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$953,577	$920,924	$723,115	$103,859	$(3,222)	$955
Net realized gain (loss) on investments	(700,211)	2,185,919	735,494	33,408	(61,264)	10,859
Net change in unrealized appreciation (depreciation) on investments	(4,180,545)	7,928,888	1,318,067	695,615	286,195	1,729
Net Increase (Decrease) in net assets resulting from operations	(3,927,179)	11,035,731	2,776,676	832,882	221,709	13,543
From Unit Transactions:
Contributions	6,466,479	8,072,429	10,083,088	6,720,777	377,139	224,515
Withdrawals	(4,488,884)	(4,904,493)	(8,092,733)	(947,175)	(29,061)	(106)
Net transfers	(8,558,810)	4,729,949	29,760,993	19,472,868	326,038	216,158
Contract fees (Note 3)	(632)	(621)	(241)	(21)	(10)	—
Net Increase (Decrease) from unit transactions	(6,581,847)	7,897,264	31,751,107	25,246,449	674,106	440,567
Net Increase (Decrease) in Net Assets	(10,509,026)	18,932,995	34,527,783	26,079,331	895,815	454,110
Net Assets:
Beginning of Year/Period	56,986,829	38,053,834	31,309,780	5,230,449	454,110	—
End of Year/Period	$46,477,803	$56,986,829	$65,837,563	$31,309,780	$1,349,925	$454,110

†
For the period July 1, 2019 (initial offering date of units) to December 31, 2019.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Goldman Sachs		American Century		American Funds
	VIT US Equity Insights Fund		VP Capital Appreciation Fund		New World Fund
	2020	2019†	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,579	$4,525	$(2,187,468)	$(2,224,671)	$(64,331)	$74,067
Net realized gain (loss) on investments	169,986	19,240	40,334,184	51,683,790	518,721	558,044
Net change in unrealized appreciation (depreciation) on investments	97,027	3,547	83,904,243	36,408,811	2,970,684	2,498,142
Net Increase (Decrease) in net assets resulting from operations	274,592	27,312	122,050,959	85,867,930	3,425,074	3,130,253
From Unit Transactions:
Contributions	718,694	205,932	16,496,290	19,036,020	2,493,645	2,812,649
Withdrawals	(137,188)	(264)	(28,645,118)	(26,769,189)	(1,746,484)	(1,418,538)
Net transfers	897,552	346,751	(18,789,115)	2,265,845	(1,310,775)	84,036
Contract fees (Note 3)	(14)	(6)	(15,375)	(15,046)	(411)	(409)
Net Increase (Decrease) from unit transactions	1,479,044	552,413	(30,953,318)	(5,482,370)	(564,025)	1,477,738
Net Increase (Decrease) in Net Assets	1,753,636	579,725	91,097,641	80,385,560	2,861,049	4,607,991
Net Assets:
Beginning of Year/Period	579,725	—	327,226,790	246,841,230	15,145,355	10,537,364
End of Year/Period	$2,333,361	$579,725	$418,324,431	$327,226,790	$18,006,404	$15,145,355

	Calvert		Delaware		DWS
	VP SRI Balanced Portfolio		VIP Small Cap Value Series		Capital Growth VIP
	2020	2019	2020	2019†	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,049,524	$957,924	$5,225	$(924)	$(1,576,260)	$(1,526,734)
Net realized gain (loss) on investments	6,117,284	5,522,045	(183,966)	218	46,738,903	47,800,589
Net change in unrealized appreciation (depreciation) on investments	11,670,882	18,635,013	351,077	47,767	103,948,088	62,832,571
Net Increase (Decrease) in net assets resulting from operations	18,837,690	25,114,982	172,336	47,061	149,110,731	109,106,426
From Unit Transactions:
Contributions	10,287,388	10,365,708	213,829	174,848	21,706,190	20,088,494
Withdrawals	(11,611,392)	(11,821,977)	(38,830)	(4,336)	(38,939,604)	(31,318,807)
Net transfers	(79,214)	3,335,743	760,406	452,012	3,380,490	(2,944,197)
Contract fees (Note 3)	(36,261)	(35,117)	—	—	(28,021)	(25,117)
Net Increase (Decrease) from unit transactions	(1,439,479)	1,844,357	935,405	622,524	(13,880,945)	(14,199,627)
Net Increase (Decrease) in Net Assets	17,398,211	26,959,339	1,107,741	669,585	135,229,786	94,906,799
Net Assets:
Beginning of Year/Period	134,724,606	107,765,267	669,585	—	405,228,787	310,321,988
End of Year/Period	$152,122,817	$134,724,606	$1,777,326	$669,585	$540,458,573	$405,228,787

†
For the period July 1, 2019 (initial offering date of units) to December 31, 2019.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
For the Years Ended December 31,

	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	V.I. Main Street Fund		VIT III Mid Cap Value Portfolio		Sustainable Equity Portfolio
	2020	2019	2020	2019	2020	2019†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$431,064	$199,227	$15,267	$9,400	$(2,159)	$(24)
Net realized gain (loss) on investments	5,985,186	8,964,589	(11,993)	85,081	46,604	25,058
Net change in unrealized appreciation (depreciation) on investments	230,690	5,070,306	104,930	160,331	500,262	36,585
Net Increase (Decrease) in net assets resulting from operations	6,646,940	14,234,122	108,204	254,812	544,707	61,619
From Unit Transactions:
Contributions	4,753,380	5,801,318	520,555	502,753	1,064,443	696,443
Withdrawals	(5,930,376)	(4,634,164)	(158,935)	(42,756)	(133,077)	(455)
Net transfers	(6,578,948)	122,541	(260,752)	1,584,629	1,155,335	587,148
Contract fees (Note 3)	(3,187)	(3,043)	(55)	(33)	(83)	(2)
Net Increase (Decrease) from unit transactions	(7,759,131)	1,286,652	100,813	2,044,593	2,086,618	1,283,134
Net Increase (Decrease) in Net Assets	(1,112,191)	15,520,774	209,017	2,299,405	2,631,325	1,344,753
Net Assets:
Beginning of Year/Period	61,365,348	45,844,574	2,585,894	286,489	1,344,753	—
End of Year/Period	$60,253,157	$61,365,348	$2,794,911	$2,585,894	$3,976,078	$1,344,753

	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio		Blue Chip Growth Portfolio		RS Small Cap Growth Equity VIP Series
	2020	2019	2020	2019	2020	2019†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$300,338	$284,034	$(1,457,053)	$(1,257,088)	$(11,547)	$(813)
Net realized gain (loss) on investments	220,064	(50,840)	27,929,669	16,431,474	649,781	118,059
Net change in unrealized appreciation (depreciation) on investments	2,456,108	1,417,943	73,063,102	53,917,469	173,869	(79,990)
Net Increase (Decrease) in net assets resulting from operations	2,976,510	1,651,137	99,535,718	69,091,855	812,103	37,256
From Unit Transactions:
Contributions	3,614,565	2,637,934	42,088,289	41,771,930	851,101	227,225
Withdrawals	(3,752,535)	(2,486,142)	(32,450,542)	(26,440,796)	(120,802)	(303)
Net transfers	6,926,868	2,795,640	1,427,818	(19,182,828)	4,751,921	392,532
Contract fees (Note 3)	(485)	(378)	(5,511)	(4,509)	(2)	—
Net Increase (Decrease) from unit transactions	6,788,413	2,947,054	11,060,054	(3,856,203)	5,482,218	619,454
Net Increase (Decrease) in Net Assets	9,764,923	4,598,191	110,595,772	65,235,652	6,294,321	656,710
Net Assets:
Beginning of Year/Period	24,542,720	19,944,529	302,159,890	236,924,238	656,710	—
End of Year/Period	$34,307,643	$24,542,720	$412,755,662	$302,159,890	$6,951,031	$656,710

†
For the period July 1, 2019 (initial offering date of units) to December 31, 2019.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
1. Significant Accounting Policies and Organization
Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2020, Separate Account No. 2 consists of 73 distinct Subaccounts. Each invests in shares of one of 27 funds of Mutual of America Investment Corporation: the Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement Funds and 2065 Retirement; one of 25 portfolios of the Mutual of America Variable Insurance Portfolios, Inc. (”Mutual of America Variable Insurance Portfolios”): the All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Small Cap Equity Index, Money Market, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Portfolios; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International, VIF Real Estate Index Portfolios and VIF Total Bond Market Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund of Goldman Sachs Variable Insurance Trust (“Goldman Sachs”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the VIP Small Cap Value Series of Delaware VIP Trust (“Delaware”); the Capital Growth VIP fund of Deutsche DWS Variable Series I (“DWS”); the V.I. Main Street Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco Oppenheimer”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Investment Trust III (“MFS”); the Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust (“Neuberger Berman”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and the RS Small Cap Growth Equity VIP Series of Victory Variable Insurance Funds (“Victory”).
The Mutual of America 2055 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2016. On July 2, 2018, the Mutual of America Small Cap Equity Index Fund, the Mutual of America 2060 Retirement Fund, the Vanguard VIF Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio became available to Separate Account No. 2 as investment alternatives. On July 1, 2019, the Goldman Sachs VIT Small Cap Equity Insights Fund, the Goldman Sachs US Equity Insights Fund, the Delaware VIP Small Cap Value Series, the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and the Victory RS Small Cap Growth Equity VIP Series became available to Separate Account No. 2 as investment alternatives. The Mutual of America 2065 Retirement Fund became available to Separate Account No. 2 as an investment alternative on August 3, 2020.
Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.
On January 24, 2020, the funds of the Mutual of America Investment Corporation (the “Replaced Funds”) were removed as investment alternatives for investors in Individual Flexible Premium Deferred Annuity (“FPA”) Contracts of Separate Account No. 2 pursuant to a substitution order granted by the Securities and Exchange Commission dated October 29, 2019. Individual investors in FPA Contracts with the Replaced Funds who failed to make a reallocation election prior to the effective date of the substitution order were automatically transferred into other investment alternatives of the Mutual of America Variable Insurance Portfolios (the “Replacement Funds”), as follows:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
1. Significant Accounting Policies and Organization (continued)
Replaced Funds	Replacement Funds	Amount Transferred
Equity Index Fund	VIP Equity Index Portfolio	$55,993,862
All America Fund	VIP All America Portfolio	$13,468,469
Small Cap Value Fund	VIP Small Cap Value Portfolio	$6,034,412
Small Cap Growth Fund	VIP Small Cap Growth Portfolio	$8,590,845
Small Cap Equity Index Fund	VIP Small Cap Equity Index Portfolio	$657,096
Mid Cap Value Fund	VIP Mid Cap Value Portfolio	$2,048,533
Mid-Cap Equity Index Fund	VIP Mid-Cap Equity Index Portfolio	$35,381,855
Composite Fund	VIP Moderate Allocation Portfolio	$10,159,787
International Fund	VIP International Portfolio	$739,715
Money Market Fund	VIP Money Market Portfolio	$493,664
Mid-Term Bond Fund	VIP Mid-Term Bond Portfolio	$3,151,850
Bond Fund	VIP Bond Portfolio	$7,082,500
Retirement Income Fund	VIP Retirement Income Portfolio	$1,694,562
2010 Retirement Fund	VIP 2010 Retirement Portfolio	$358,226
2015 Retirement Fund	VIP 2015 Retirement Portfolio	$5,673,987
2020 Retirement Fund	VIP 2020 Retirement Portfolio	$17,122,016
2025 Retirement Fund	VIP 2025 Retirement Portfolio	$20,988,391
2030 Retirement Fund	VIP 2030 Retirement Portfolio	$13,443,853
2035 Retirement Fund	VIP 2035 Retirement Portfolio	$5,625,903
2040 Retirement Fund	VIP 2040 Retirement Portfolio	$4,869,865
2045 Retirement Fund	VIP 2045 Retirement Portfolio	$2,384,103
2050 Retirement Fund	VIP 2050 Retirement Portfolio	$2,191,400
2055 Retirement Fund	VIP 2055 Retirement Portfolio	$543,194
2060 Retirement Fund	VIP 2060 Retirement Portfolio	$343,611
Conservative Allocation Fund	VIP Conservative Allocation Portfolio	$8,252,341
Moderate Allocation Fund	VIP Moderate Allocation Portfolio	$15,150,052
Aggressive Allocation Fund	VIP Aggressive Allocation Portfolio	$4,815,959
On July 31, 2020, the 2010 Retirement Fund of the Mutual of America Investment Corporation and the 2010 Retirement Portfolio of the Variable Insurance Portfolios (the “Transferor Funds”) were removed as investment alternatives for Separate Account No. 2 pursuant to a Plan of Reorganization adopted by the Board of Directors of Mutual of America Investment Corporation and the Board of Directors of Mutual of America Variable Insurance Portfolios, respectively, dated February 28, 2020. Individual investors in the Transferor Funds who failed to make a reallocation election prior to the effective date of the reorganization were automatically transferred into other investment alternatives of the Mutual of America Investment Corporation and the Mutual of America Variable Insurance Portfolios (the “Surviving Funds”), as follows:
Transferor Funds	Surviving Funds	Amount Transferred
2010 Retirement Fund	Retirement Income Fund	$17,431,149
VIP 2010 Retirement Portfolio	VIP Retirement Income Portfolio	$310,130
The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
1. Significant Accounting Policies and Organization (continued)
The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:
Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — quoted prices in active markets for identical investments.
•
Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).
As of December 31, 2020, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2020:
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$880,173,059	—	—	$880,173,059
All America Fund	$248,512,779	—	—	$248,512,779
Small Cap Value Fund	$136,189,233	—	—	$136,189,233
Small Cap Growth Fund	$287,652,788	—	—	$287,652,788
Small Cap Equity Index Fund	$16,104,510	—	—	$16,104,510
Mid Cap Value Fund	$49,910,230	—	—	$49,910,230
Mid-Cap Equity Index Fund	$427,248,701	—	—	$427,248,701
Composite Fund	$167,149,385	—	—	$167,149,385
International Fund	$28,160,815	—	—	$28,160,815
Money Market Fund	$53,088,084	—	—	$53,088,084
Mid-Term Bond Fund	$98,651,151	—	—	$98,651,151
Bond Fund	$241,981,192	—	—	$241,981,192
Retirement Income Fund	$113,639,071	—	—	$113,639,071
2015 Retirement Fund	$100,219,311	—	—	$100,219,311
2020 Retirement Fund	$392,683,216	—	—	$392,683,216
2025 Retirement Fund	$636,260,844	—	—	$636,260,844
2030 Retirement Fund	$607,493,845	—	—	$607,493,845
2035 Retirement Fund	$502,103,526	—	—	$502,103,526
2040 Retirement Fund	$424,566,084	—	—	$424,566,084
2045 Retirement Fund	$462,014,232	—	—	$462,014,232
2050 Retirement Fund	$324,755,840	—	—	$324,755,840
2055 Retirement Fund	$128,200,837	—	—	$128,200,837

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2060 Retirement Fund	$41,083,919	—	—	$41,083,919
2065 Retirement Fund	$1,128,562	—	—	$1,128,562
Conservative Allocation Fund	$130,527,421	—	—	$130,527,421
Moderate Allocation Fund	$319,922,820	—	—	$319,922,820
Aggressive Allocation Fund	$246,590,243	—	—	$246,590,243
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	$60,505,655	—	—	$60,505,655
All America Portfolio	$13,768,476	—	—	$13,768,476
Small Cap Value Portfolio	$5,069,702	—	—	$5,069,702
Small Cap Growth Portfolio	$11,801,673	—	—	$11,801,673
Small Cap Equity Index Portfolio	$942,940	—	—	$942,940
Mid Cap Value Portfolio	$1,799,700	—	—	$1,799,700
Mid-Cap Equity Index Portfolio	$32,956,559	—	—	$32,956,559
International Portfolio	$772,833	—	—	$772,833
Money Market Portfolio	$718,569	—	—	$718,569
Mid-Term Bond Portfolio	$3,571,925	—	—	$3,571,925
Bond Portfolio	$8,110,340	—	—	$8,110,340
Retirement Income Portfolio	$3,051,259	—	—	$3,051,259
2015 Retirement Portfolio	$6,257,507	—	—	$6,257,507
2020 Retirement Portfolio	$16,622,548	—	—	$16,622,548
2025 Retirement Portfolio	$21,580,743	—	—	$21,580,743
2030 Retirement Portfolio	$11,910,916	—	—	$11,910,916
2035 Retirement Portfolio	$6,004,660	—	—	$6,004,660
2040 Retirement Portfolio	$5,202,975	—	—	$5,202,975
2045 Retirement Portfolio	$2,799,015	—	—	$2,799,015
2050 Retirement Portfolio	$2,928,965	—	—	$2,928,965
2055 Retirement Portfolio	$450,890	—	—	$450,890
2060 Retirement Portfolio	$295,379	—	—	$295,379
Conservative Allocation Portfolio	$9,688,334	—	—	$9,688,334
Moderate Allocation Portfolio	$22,932,842	—	—	$22,932,842
Aggressive Allocation Portfolio	$3,835,663	—	—	$3,835,663
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$248,824,282	—	—	$248,824,282
VIP Asset Manager — “Initial” Class	$143,574,988	—	—	$143,574,988
VIP Contrafund — “Initial” Class	$841,692,651	—	—	$841,692,651
VIP Mid Cap — “Initial” Class	$176,096,160	—	—	$176,096,160
Vanguard Portfolios:
VIF Diversified Value	$191,089,440	—	—	$191,089,440
VIF International	$497,272,665	—	—	$497,272,665
VIF Real Estate Index	$46,400,561	—	—	$46,400,561
VIF Total Bond Market Index	$65,778,887	—	—	$65,778,887
Goldman Sachs Portfolios:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
VIT Small Cap Equity Insights Fund — Class “I”	$1,350,013	—	—	$1,350,013
VIT US Equity Insights Fund — Class “I”	$2,319,440	—	—	$2,319,440
American Century VP Capital Appreciation Fund — Class “Y”	$418,407,120	—	—	$418,407,120
American Funds New World Fund — Class “1”	$18,007,209	—	—	$18,007,209
Calvert VP SRI Balanced Portfolio— Class “I”	$152,303,397	—	—	$152,303,397
Delaware VIP Small Cap Value Series — “Standard” Class	$1,774,675	—	—	$1,774,675
DWS Capital Growth VIP — Class “A”	$540,582,781	—	—	$540,582,781
Invesco Oppenheimer V.I. Main Street Fund — Series “I” Shares	$60,248,161	—	—	$60,248,161
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$2,794,916	—	—	$2,794,916
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	$3,973,773	—	—	$3,973,773
PIMCO VIT Real Return Portfolio — “Institutional” Class	$34,379,728	—	—	$34,379,728
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$412,449,859	—	—	$412,449,859
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$6,916,296	—	—	$6,916,296
During 2020, there were no transfers of investments between Level 1, Level 2 or Level 3.
Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Fidelity, Vanguard, Goldman Sachs, American Century, American Funds, Calvert, Delaware, DWS, Invesco Oppenheimer, MFS, Neuberger Berman, PIMCO, T. Rowe Price and Victory (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.
Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.
Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis. Effective January 1, 2018, the Company switched from the average cost method to the FIFO method for accounting for the cost of shareholder transactions and was applied on a prospective basis.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
1. Significant Accounting Policies and Organization (continued)
Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.
2. Investments
The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2020 were as follows:
	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	17,207,684	$51.15
All America Fund	10,277,617	$24.18
Small Cap Value Fund	10,125,594	$13.45
Small Cap Growth Fund	16,409,172	$17.53
Small Cap Equity Index Fund	1,499,489	$10.74
Mid Cap Value Fund	3,213,795	$15.53
Mid-Cap Equity Index Fund	18,519,666	$23.07
Composite Fund	8,723,872	$19.16
International Fund	3,015,077	$9.34
Money Market Fund	4,480,007	$11.85
Mid-Term Bond Fund	9,142,831	$10.79
Bond Fund	16,121,332	$15.01
Retirement Income Fund	9,399,427	$12.09
2015 Retirement Fund	10,123,163	$9.90
2020 Retirement Fund	33,165,812	$11.84
2025 Retirement Fund	47,875,158	$13.29
2030 Retirement Fund	43,145,870	$14.08
2035 Retirement Fund	34,868,300	$14.40
2040 Retirement Fund	29,402,083	$14.44
2045 Retirement Fund	32,353,938	$14.28
2050 Retirement Fund	18,122,536	$17.92
2055 Retirement Fund	9,170,303	$13.98
2060 Retirement Fund	3,461,156	$11.87
2065 Retirement Fund	98,564	$11.45
Conservative Allocation Fund	10,302,085	$12.67
Moderate Allocation Fund	21,130,966	$15.14
Aggressive Allocation Fund	14,677,991	$16.80
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	1,066,743	$56.72
All America Portfolio	486,347	$28.31
Small Cap Value Portfolio	348,194	$14.56
Small Cap Growth Portfolio	563,595	$20.94
Small Cap Equity Index Portfolio	86,588	$10.89
Mid Cap Value Portfolio	106,807	$16.85
Mid-Cap Equity Index Portfolio	1,297,502	$25.40

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
2. Investments (continued)
	Number of Shares	Net Asset Value Per Share
International Portfolio	78,700	$9.82
Money Market Portfolio	58,278	$12.33
Mid-Term Bond Portfolio	319,207	$11.19
Bond Portfolio	516,582	$15.70
Retirement Income Portfolio	233,634	$13.06
2015 Retirement Portfolio	549,386	$11.39
2020 Retirement Portfolio	1,217,769	$13.65
2025 Retirement Portfolio	1,425,412	$15.14
2030 Retirement Portfolio	741,651	$16.06
2035 Retirement Portfolio	363,478	$16.52
2040 Retirement Portfolio	315,523	$16.49
2045 Retirement Portfolio	171,508	$16.32
2050 Retirement Portfolio	147,036	$19.92
2055 Retirement Portfolio	29,781	$15.14
2060 Retirement Portfolio	23,277	$12.69
Conservative Allocation Portfolio	697,002	$13.90
Moderate Allocation Portfolio	1,327,132	$17.28
Aggressive Allocation Portfolio	194,309	$19.74
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	10,411,058	$23.90
VIP Asset Manager — “Initial” Class	8,425,762	$17.04
VIP Contrafund — “Initial” Class	17,473,379	$48.17
VIP Mid Cap — “Initial” Class	4,547,938	$38.72
Vanguard Portfolios:
VIF Diversified Value	13,907,528	$13.74
VIF International	11,413,189	$43.57
VIF Real Estate Index	3,732,949	$12.43
VIF Total Bond Market Index	5,134,964	$12.81
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	99,927	$13.51
VIT US Equity Insights Fund— Class “I”	115,510	$20.08
American Century VP Capital Appreciation Fund — Class “Y”	21,456,775	$19.50
American Funds New World Fund —Class “1”	570,029	$31.59
Calvert VP SRI Balanced Portfolio — Class “I”	60,437,856	$2.52
Delaware VIP Small Cap Value Series — “Standard” Class	51,952	$34.16
DWS Capital Growth VIP — Class “A”	12,761,633	$42.36
Invesco Oppenheimer V.I. Main Street Fund — Series “I” Shares	2,014,315	$29.91
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	325,369	$8.59
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	129,481	$30.69
PIMCO VIT Real Return Portfolio — “Institutional” Class	2,469,808	$13.92
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	8,133,501	$50.71
Victory RS Small Cap Growth Equity VIP Series — Class “I”	347,378	$19.91

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
2. Investments (continued)
The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Cost of investment purchases	$ 16,508,832	$ 1,544,889	$ 1,391,733	$ 4,971,914	$ 4,105,719	$ 1,729,363
Proceeds from sales of investments	$127,488,164	$ 41,246,135	$ 20,602,370	$ 31,931,326	$2,092,240	$9,456,032

	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$ 2,425,806	$ 4,713,036	$ 1,186,726	$ 20,635,129	$ 9,369,210	$ 29,809,616
Proceeds from sales of investments	$ 88,963,280	$ 25,609,570	$ 3,056,983	$ 14,420,116	$ 13,315,460	$28,181,056

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$ 40,118,214(1)	$ 6,706,389	$ 17,943,751	$ 42,585,546	$ 45,333,083	$ 39,053,181
Proceeds from sales of investments	$ 12,493,475	$ 19,779,777	$ 60,561,653	$ 54,552,626	$ 32,907,584	$21,795,497

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Cost of investment purchases	$ 37,061,573	$ 31,552,934	$ 35,468,177	$ 30,578,344	$ 19,686,819	$ 1,066,508
Proceeds from sales of investments	$ 18,892,493	$ 14,373,018	$ 10,547,652	$ 2,793,895	$ 1,236,615	$38,518

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Cost of investment purchases(2)	$ 13,713,432	$ 14,746,421	$ 4,212,680	$ 65,261,393	$ 14,245,483	$ 6,223,159
Proceeds from sales of investments	$ 21,447,519	$ 43,858,736	$ 22,004,415	$ 12,651,550	$ 2,148,428	$866,105

	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Cost of investment purchases	$ 10,333,002	$ 1,813,686	$ 2,201,417	$ 39,032,011	$ 919,525	$ 1,304,961
Proceeds from sales of investments	$ 1,458,969	$ 1,082,261	$ 413,618	$ 7,900,707	$204,092	$588,251

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
2. Investments (continued)
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Cost of investment purchases(2)	$ 3,895,670	$ 9,025,683	$ 3,552,514(3)	$ 6,215,417	$ 18,610,500	$ 23,354,366
Proceeds from sales of investments	$ 467,359	$ 1,281,660	$ 673,551	$ 375,989	$ 3,205,850	$3,554,061

	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Cost of investment purchases(2)	$ 15,281,206	$ 6,577,239	$ 5,675,756	$ 2,774,373	$ 2,832,970	$ 574,801
Proceeds from sales of investments	$4,096,239	$ 1,199,655	$ 1,029,585	$ 243,928	$ 246,509	$126,983

	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Asset Manager Portfolio
Cost of investment purchases(2)	$447,979	$10,992,078	$25,991,923	$5,243,398	$1,942,879	$4,059,189
Proceeds from sales of investments	$167,318	$1,950,894	$4,669,468	$1,783,548	$30,835,506	$12,643,368

	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
Cost of investment purchases	$3,940,523	$2,740,005	$5,892,240	$3,352,807	$1,820,669	$39,223,580
Proceeds from sales of investments	$73,467,968	$20,201,864	$17,866,865	$32,448,748	$8,789,210	$7,905,817

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT US Equity Insights Fund	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Delaware VIP Small Cap Value Series
Cost of investment purchases	$1,273,341	$2,743,625	$10,433,554	$1,715,573	$8,064,070	$1,752,960
Proceeds from sales of investments	$604,865	$1,287,942	$43,812,765	$2,379,177	$10,376,954	$826,750

	DWS Capital Growth VIP	Invesco Oppenheimer V.I. Main Street Fund	Neuberger Berman AMT Sustainable Equity Portfolio	MFS VIT III Mid Cap Value Portfolio	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$26,806,219	$1,986,070	$2,543,889	$1,348,421	$11,671,744	$49,150,502
Proceeds from sales of investments	$44,307,115	$10,124,744	$474,987	$1,257,007	$4,966,367	$39,854,441

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
2. Investments (continued)

Victory RS Small Cap Growth Equity VIP Series
Cost of investment purchases	$6,075,526
Proceeds from sales of investments	$639,572
(1)   Cost of Investment purchases includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on August 3, 2020.
(2)   Cost of Investment purchases for Subaccounts of the Mutual of America Variable Insurance Portfolios includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020.
(3)  Cost of Investment purchases includes transfers from the Subaccount previously invested in the Mutual of America Variable Insurance Portfolios 2010 Retirement Portfolio on August 3, 2020.
3. Expenses
The following charges are made by the Company from the value of net assets of the funds:
Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. Prior to July 1, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; and at an annual rate of 1.10% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. Prior to July 1, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; and at an annual rate of ..35% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. Prior to July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
3. Expenses (continued)
Effective July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units and Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Prior to October 1, 2016, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were 1.20%. Effective October 1, 2016, these fees were deducted at an annual rate of .90%. The effective rate of total Separate Account Charges during 2016 were 1.12% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units. The total Separate Account charges for Standard Units of the remaining contracts remained 1.20%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.
Prior to July 1, 2017, Participants with assets in plans in the Separate Accounts of at least $20 million were issued Tier 1 Reduced Fee Units. Participants with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units.
Effective July 1, 2017, total assets in Separate Accounts plans were combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:
Total Assets
Tier 1 Reduced Fee	$ 50 million
Tier 2 Reduced Fee	$ 25 million
Tier 3 Reduced Fee	$ 5 million
Tier 4 Reduced Fee	$ 2 million
Tier 5 Reduced Fee	$ 1 million
Also effective July 1, 2017, the Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
3. Expenses (continued)
The table below shows the changes to the Standard and Reduced Fee tiers held by Contractholders as a result of the July 1, 2017 changes to Separate Account charges, along with the corresponding annual total Separate Account expense charge and qualifying asset levels:
Before July 1, 2017:			After July 1, 2017:
Units Held	Separate Account Annual Expense Rate	Minimum Qualified Separate Account Assets	Units Held	Separate Account Annual Expense Rate	Minimum Qualified Aggregated Total Assets
Tier 1 Reduced Fee	.35%	$20 million	Tier 1 Reduced Fee	.25%	$50 million
Tier 2 Reduced Fee	.45%	$5 million	Tier 2 Reduced Fee	.35%	$25 million
Tier 3 Reduced Fee	.60%	$2 million	Tier 3 Reduced Fee	.45%	$5 million
Standard	1.20%	Less than $2 million	Tier 4 Reduced Fee	.60%	$2 million
			Tier 5 Reduced Fee	.95%	$1 million
			Standard	1.35%	Less than $1 million
Monthly charges equaling the lesser of $2.00 or  1∕12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.
On October 9, 2017, all assets of the American Century Subaccount were invested in a new share class of the American Century VP Capital Appreciation Fund, Class Y, with total fund operating expenses at the end of 2017 of 0.62% (annualized, net of expense waivers), rather than the previous share class, Class I, with total fund operating expenses at the end of 2017 of 0.99% (net of expense waivers). As of that date, the investment adviser for the American Century VP Capital Appreciation Fund ceased to reimburse us for administrative expenses, and therefore no further reductions to the American Century Subaccount occurred as a result of the discontinuation of the reimbursement arrangement. The effective administrative rate charged in 2017 was at an annual rate of .71% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .11% for Tier 1 Reduced Fee Units; at an annual rate of .16% for Tier 2 Reduced Fee Units; at an annual rate of .26% for Tier 3 Reduced Fee Units; at an annual rate of .41% for Tier 4 Reduced Fee Units; at an annual rate of .88% for Tier 5 Reduced Fee Units; at an annual rate of 1.08% for Standard Units; and at an annual rate of 1.23% for Inactive Units.
During December 2017, the Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceeded $250,000,000. As a result, effective December 1, 2017, the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio increased the reimbursement to the Company to an annual rate of .25% from .15%. From December 1, 2017 through March 13, 2018, the T. Rowe Price Subaccounts continued to be credited at the lower reimbursement rate of .15%. To correct for the overcharge of expenses during this period, the Company increased the value of units in the Subaccounts in March of 2018 so that the total effective rate charged in 2017 was at an annual rate of .74% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .14% for Tier 1 Reduced Fee Units; at an annual rate of .19% for Tier 2 Reduced Fee Units; at an annual rate of .29% for Tier 3 Reduced Fee Units; at an annual rate of .44% for Tier 4 Reduced Fee Units; at an annual rate of .92% for Tier 5 Reduced Fee Units; at an annual rate of 1.12% for Standard Units; and at an annual rate of 1.27% for Inactive Units.
The expense rates contained in Note 4 of the Financial Highlights reflect the weighted average of the expense charge in effect during the year.
Annual Separate Account expenses effective before July 1, 2017 are summarized, as follows:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
3. Expenses (continued)
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.20%
Administrative Charges	.50%	.10%	.15%	.20%
Distribution Expense Charges	.50%	.10%	.15%	.20%
Total Separate Account Annual Expenses	1.20%(a)	.35%(a)	.45%(a)	.60%(a)
Annual Separate Account expenses effective July 1, 2017 are summarized, as follows:
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.60%	.05%	.10%	.15%	.20%	.40%	1.10%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%
Total Separate Account Annual Expenses	1.35%(a)	.25%(a)	.35%(a)	.45%(a)	.60%(a)	.95%(a)	1.65%(a)
Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:
	Prior to October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard	Effective October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.20%
Administrative Charges	.50%	.35%
Distribution Expense Charges	.50%	.35%
Total Separate Account Annual Expenses	1.20%(a)	.90%(a)

(a)   Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, up until October 9, 2017, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses until October 9, 2017; the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser for the PIMCO Variable Trust Real Return Institutional Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
3. Expenses (continued)
reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month; and the distributor for the Victory RS Small Cap Growth Equity VIP Series reimbursed the Company at an annual rate of .05% for certain services provided.
The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2020
3. Expenses (continued)
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible
Premium Deferred Annuity Contract Units
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$8.745	$6.719	$7.105	$5.893	$5.331
Unit value, end of year	$10.244	$8.745	$6.719	$7.105	$5.893
Units outstanding (000’s), beginning of year/period(1)	23,672	24,871	22,054	19,676	—
Units Issued (000’s)(1)	2,688	3,333	8,717	6,413	20,959
Units Redeemed (000’s)(1)	(10,225)	(4,532)	(5,900)	(4,035)	(1,283)
Units Outstanding (000’s), end of year/period(1)	16,135	23,672	24,871	22,054	19,676
Net Assets (000’s), end of year/period	$165,287	$206,996	$167,118	$156,686	$115,960
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%	1.76%
Total Return (C)	17.15%	30.14%	-5.42%	20.55%	10.55%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$22.777	$17.905	$19.697	$16.645	$15.100
Unit value, end of year	$26.361	$22.777	$17.905	$19.697	$16.645
Units outstanding (000’s), beginning of year/period(1)	2,768	3,014	2,957	2,915	—
Units Issued (000’s)(1)	157	193	548	387	3,099
Units Redeemed (000’s)(1)	(983)	(439)	(491)	(345)	(184)
Units Outstanding (000’s), end of year/period(1)	1,942	2,768	3,014	2,957	2,915
Net Assets (000’s), end of year/period	$51,205	$63,056	$53,962	$58,245	$48,529
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%	1.36%
Total Return (C)	15.73%	27.21%	-9.10%	18.33%	10.24%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.445	$2.071	$2.447	$2.280	$1.921
Unit value, end of year	$2.326	$2.445	$2.071	$2.447	$2.280
Units outstanding (000’s), beginning of year/period(1)	12,264	14,280	15,011	14,961	—
Units Issued (000’s)(1)	970	2,302	2,184	3,640	15,473
Units Redeemed (000’s)(1)	(4,123)	(4,318)	(2,915)	(3,590)	(512)
Units Outstanding (000’s), end of year/period(1)	9,111	12,264	14,280	15,011	14,961
Net Assets (000’s), end of year/period	$21,193	$29,986	$29,582	$36,732	$34,117
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%	0.86%
Total Return (C)	-4.87%	18.04%	-15.35%	7.31%	18.69%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.724	$2.171	$2.505	$2.041	$1.910
Unit value, end of year	$3.869	$2.724	$2.171	$2.505	$2.041
Units outstanding (000’s), beginning of year/period(1)	16,199	18,618	18,900	16,162	—
Units Issued (000’s)(1)	1,790	1,521	4,285	5,361	17,144
Units Redeemed (000’s)(1)	(5,298)	(3,940)	(4,567)	(2,623)	(982)
Units Outstanding (000’s), end of year/period(1)	12,691	16,199	18,618	18,900	16,162
Net Assets (000’s), end of year/period	$49,098	$44,126	$40,425	$47,343	$32,993
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%	—
Total Return (C)	42.02%	25.46%	-13.32%	22.71%	6.89%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018(3)
Unit value, beginning of year/period	$10.074	$8.305	$10.000
Unit value, end of year/period	$11.044	$10.074	$8.305
Units outstanding (000’s), beginning of year/period	309	226	—
Units Issued (000’s)	112	241	240
Units Redeemed (000’s)	(168)	(158)	(14)
Units Outstanding (000’s), end of year/period	253	309	226
Net Assets (000’s), end of year/period	$2,795	$3,115	$1,873
Expense Ratio (A)	0.90%	0.90%	0.90%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	9.63%	21.31%	-16.95%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.403	$1.909	$2.242	$1.969	$1.714
Unit value, end of year	$2.449	$2.403	$1.909	$2.242	$1.969
Units outstanding (000’s), beginning of year/period(1)	4,185	4,424	5,266	6,245	—
Units Issued (000’s)(1)	407	627	1,715	1,762	6,601
Units Redeemed (000’s)(1)	(1,806)	(866)	(2,557)	(2,741)	(356)
Units Outstanding (000’s), end of year/period(1)	2,786	4,185	4,424	5,266	6,245
Net Assets (000’s), end of year/period	$6,822	$10,058	$8,444	$11,805	$12,293
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%	1.30%
Total Return (C)	1.90%	25.90%	-14.85%	13.88%	14.88%

(1)   Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$5.272	$4.222	$4.801	$4.175	$3.503
Unit value, end of year	$5.930	$5.272	$4.222	$4.801	$4.175
Units outstanding (000’s), beginning of year/period(1)	22,302	23,653	24,161	25,400	—
Units Issued (000’s)(1)	1,533	1,968	5,472	5,851	27,102
Units Redeemed (000’s)(1)	(10,020)	(3,319)	(5,980)	(7,090)	(1,702)
Units Outstanding (000’s), end of year/period(1)	13,815	22,302	23,653	24,161	25,400
Net Assets (000’s), end of year/period	$81,920	$117,578	$99,857	$115,992	$106,037
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%	1.24%
Total Return (C)	12.48%	24.88%	-12.06%	15.00%	19.16%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$11.943	$10.095	$10.525	$9.369	$8.780
Unit value, end of year	$13.229	$11.943	$10.095	$10.525	$9.369
Units outstanding (000’s), beginning of year/period(1)	3,843	4,029	3,726	3,511	—
Units Issued (000’s)(1)	223	205	910	572	3,637
Units Redeemed (000’s)(1)	(1,249)	(391)	(607)	(357)	(126)
Units Outstanding (000’s), end of year/period(1)	2,817	3,843	4,029	3,726	3,511
Net Assets (000’s), end of year/period	$37,261	$45,892	$40,672	$39,220	$32,891
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%	2.05%
Total Return (C)	10.77%	18.30%	-4.08%	12.34%	6.71%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.076	$0.897	$1.045	$0.847	$0.842
Unit value, end of year	$1.154	$1.076	$0.897	$1.045	$0.847
Units outstanding (000’s), beginning of year/period(1)	2,192	2,324	2,592	2,110	—
Units Issued (000’s)(1)	144	281	555	929	2,147
Units Redeemed (000’s)(1)	(885)	(413)	(823)	(447)	(37)
Units Outstanding (000’s), end of year/period(1)	1,451	2,192	2,324	2,592	2,110
Net Assets (000’s), end of year/period	$1,674	$2,358	$2,085	$2,708	$1,787
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%	2.23%
Total Return (C)	7.22%	19.93%	-14.14%	23.35%	0.55%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.381	$2.355	$2.336	$2.341	$2.365
Unit value, end of year	$2.366	$2.381	$2.355	$2.336	$2.341
Units outstanding (000’s), beginning of year/period(1)	605	955	624	584	—
Units Issued (000’s)(1)	1,064	634	809	249	757
Units Redeemed (000’s)(1)	(890)	(984)	(478)	(209)	(173)
Units Outstanding (000’s), end of year/period(1)	779	605	955	624	584
Net Assets (000’s), end of year/period	$1,843	$1,439	$2,250	$1,458	$1,368
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%	—
Total Return (C)	-0.62%	1.10%	0.79%	-0.21%	-0.99%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.531	$2.409	$2.417	$2.384	$2.329
Unit value, end of year	$2.635	$2.531	$2.409	$2.417	$2.384
Units outstanding (000’s), beginning of year/period(1)	5,855	6,216	7,040	7,483	—
Units Issued (000’s)(1)	1,226	670	768	1,333	7,852
Units Redeemed (000’s)(1)	(2,462)	(1,031)	(1,592)	(1,776)	(369)
Units Outstanding (000’s), end of year/period(1)	4,619	5,855	6,216	7,040	7,483
Net Assets (000’s), end of year/period	$12,171	$14,821	$14,973	$17,016	$17,836
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%	2.59%
Total Return (C)	4.11%	5.09%	-0.34%	1.39%	2.34%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$6.809	$6.383	$6.431	$6.263	$6.050
Unit value, end of year	$7.180	$6.809	$6.383	$6.431	$6.263
Units outstanding (000’s), beginning of year/period(1)	5,380	5,515	6,056	6,014	—
Units Issued (000’s)(1)	1,765	1,409	943	1,491	6,544
Units Redeemed (000’s)(1)	(2,467)	(1,544)	(1,484)	(1,449)	(530)
Units Outstanding (000’s), end of year/period(1)	4,678	5,380	5,515	6,056	6,014
Net Assets (000’s), end of year/period	$33,588	$36,635	$35,199	$38,946	$37,667
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%	2.76%
Total Return (C)	5.45%	6.68%	-0.74%	2.67%	3.53%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.639	$1.479	$1.510	$1.420	$1.352
Unit value, end of year	$1.748	$1.639	$1.479	$1.510	$1.420
Units outstanding (000’s), beginning of year/period(1)	8,983	6,928	6,992	5,384	—
Units Issued (000’s)(1)(3)	4,532	3,599	2,864	3,492	5,734
Units Redeemed (000’s)(1)	(3,775)	(1,544)	(2,928)	(1,884)	(350)
Units Outstanding (000’s), end of year/period(1)	9,740	8,983	6,928	6,992	5,384
Net Assets (000’s), end of year/period	$17,023	$14,724	$10,245	$10,560	$7,644
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%	2.12%
Total Return (C)	6.63%	10.85%	-2.10%	6.38%	4.99%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.705	$1.491	$1.551	$1.415	$1.329
Unit value, end of year	$1.819	$1.705	$1.491	$1.551	$1.415
Units outstanding (000’s), beginning of year/period(1)	17,139	18,408	18,174	17,444	—
Units Issued (000’s)(1)	859	1,594	5,070	5,295	18,375
Units Redeemed (000’s)(1)	(5,526)	(2,863)	(4,836)	(4,565)	(931)
Units Outstanding (000’s), end of year/period(1)	12,472	17,139	18,408	18,174	17,444
Net Assets (000’s), end of year/period	$22,682	$29,215	$27,449	$28,196	$24,686
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%	2.32%
Total Return (C)	6.69%	14.31%	-3.89%	9.63%	6.51%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.761	$1.512	$1.590	$1.426	$1.328
Unit value, end of year	$1.905	$1.761	$1.512	$1.590	$1.426
Units outstanding (000’s), beginning of year/period(1)	42,523	45,053	40,834	32,047	—
Units Issued (000’s)(1)	3,938	4,576	14,978	14,875	34,582
Units Redeemed (000’s)(1)	(16,185)	(7,106)	(10,759)	(6,088)	(2,535)
Units Outstanding (000’s), end of year/period(1)	30,276	42,523	45,053	40,834	32,047
Net Assets (000’s), end of year/period	$57,664	$74,897	$68,127	$64,929	$45,703
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%	1.92%
Total Return (C)	8.14%	16.48%	-4.90%	11.50%	7.35%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.871	$1.576	$1.678	$1.479	$1.362
Unit value, end of year	$2.044	$1.871	$1.576	$1.678	$1.479
Units outstanding (000’s), beginning of year/period(1)	45,759	43,510	38,970	30,076	—
Units Issued (000’s)(1)	4,791	8,218	14,408	13,165	31,361
Units Redeemed (000’s)(1)	(17,085)	(5,969)	(9,868)	(4,271)	(1,285)
Units Outstanding (000’s), end of year/period(1)	33,465	45,759	43,510	38,970	30,076
Net Assets (000’s), end of year/period	$68,409	$85,603	$68,559	$65,376	$44,494
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%	1.72%
Total Return (C)	9.28%	18.72%	-6.07%	13.40%	8.61%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.967	$1.628	$1.756	$1.528	$1.396
Unit value, end of year	$2.177	$1.967	$1.628	$1.756	$1.528
Units outstanding (000’s), beginning of year/period(1)	27,497	27,698	22,923	15,660	—
Units Issued (000’s)(1)	3,146	4,828	8,327	9,126	16,430
Units Redeemed (000’s)(1)	(9,694)	(5,029)	(3,552)	(1,863)	(770)
Units Outstanding (000’s), end of year/period(1)	20,949	27,497	27,698	22,923	15,660
Net Assets (000’s), end of year/period	$45,600	$54,083	$45,083	$40,263	$23,926
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%	1.65%
Total Return (C)	10.67%	20.84%	-7.33%	14.96%	9.48%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.996	$1.629	$1.775	$1.529	$1.388
Unit value, end of year	$2.228	$1.996	$1.629	$1.775	$1.529
Units outstanding (000’s), beginning of year/period(1)	16,596	17,406	14,875	10,804	—
Units Issued (000’s)(1)	2,190	1,766	4,220	5,487	11,305
Units Redeemed (000’s)(1)	(5,413)	(2,576)	(1,689)	(1,416)	(501)
Units Outstanding (000’s), end of year/period(1)	13,373	16,596	17,406	14,875	10,804
Net Assets (000’s), end of year/period	$29,790	$33,127	$28,360	$26,400	$16,517
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%	1.54%
Total Return (C)	11.60%	22.51%	-8.19%	16.09%	10.18%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.994	$1.619	$1.775	$1.526	$1.382
Unit value, end of year	$2.241	$1.994	$1.619	$1.775	$1.526
Units outstanding (000’s), beginning of year/period(1)	12,635	12,442	9,695	7,487	—
Units Issued (000’s)(1)	1,489	1,814	4,406	3,008	7,935
Units Redeemed (000’s)(1)	(3,751)	(1,621)	(1,659)	(800)	(448)
Units Outstanding (000’s), end of year/period(1)	10,373	12,635	12,442	9,695	7,487
Net Assets (000’s), end of year/period	$23,246	$25,190	$20,145	$17,205	$11,422
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%	1.48%
Total Return (C)	12.41%	23.13%	-8.77%	16.33%	10.41%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.976	$1.601	$1.761	$1.511	$1.368
Unit value, end of year	$2.219	$1.976	$1.601	$1.761	$1.511
Units outstanding (000’s), beginning of year/period(1)	10,306	10,067	8,305	6,677	—
Units Issued (000’s)(1)	1,683	1,600	2,837	2,291	6,773
Units Redeemed (000’s)(1)	(2,300)	(1,361)	(1,075)	(663)	(96)
Units Outstanding (000’s), end of year/period(1)	9,689	10,306	10,067	8,305	6,677
Net Assets (000’s), end of year/period	$21,497	$20,363	$16,115	$14,628	$10,090
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%	1.49%
Total Return (C)	12.29%	23.42%	-9.11%	16.56%	10.43%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.926	$1.559	$1.724	$1.476	$1.335
Unit value, end of year	$2.164	$1.926	$1.559	$1.724	$1.476
Units outstanding (000’s), beginning of year/period(1)	5,400	5,631	4,779	3,473	—
Units Issued (000’s)(1)	708	1,467	1,821	1,653	3,845
Units Redeemed (000’s)(1)	(1,482)	(1,698)	(969)	(347)	(372)
Units Outstanding (000’s), end of year/period(1)	4,626	5,400	5,631	4,779	3,473
Net Assets (000’s), end of year/period	$10,011	$10,400	$8,778	$8,237	$5,125
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%	1.07%
Total Return (C)	12.38%	23.53%	-9.56%	16.80%	10.53%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2016(1)
	2020	2019	2018	2017
Unit value, beginning of year/period	$1.351	$1.096	$1.213	$1.038	$1.000
Unit value, end of year/period	$1.525	$1.351	$1.096	$1.213	$1.038
Units outstanding (000’s), beginning of year/period	2,674	2,387	1,083	41	—
Units Issued (000’s)	550	592	1,872	1,157	41
Units Redeemed (000’s)	(1,026)	(305)	(568)	(115)	—(D)
Units Outstanding (000’s), end of year/period	2,198	2,674	2,387	1,083	41
Net Assets (000’s), end of year/period	$3,352	$3,612	$2,615	$1,314	$42
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	0.90%(E)
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—	—
Total Return (C)	12.91%	23.28%	-9.70%	16.92%	3.77%(F)

(1)   Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America 2055 Retirement Fund.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Annualized.
(F)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.990	$8.905	$10.000
Unit value, end of year/period	$12.425	$10.990	$8.905
Units outstanding (000’s), beginning of year/period	108	17	—
Units Issued (000’s)	131	103	19
Units Redeemed (000’s)	(127)	(12)	(2)
Units Outstanding (000’s), end of year/period	112	108	17
Net Assets (000’s), end of year/period	$1,393	$1,186	$148
Expense Ratio (A)	0.90%	0.90%	0.90%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	13.06%	23.41%	-10.95%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.771
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	12
Units Redeemed (000’s)	—
Units Outstanding (000’s), end of period	12
Net Assets (000’s), end of period	$144
Expense Ratio (A)	0.90%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.71%(E)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.094	$1.853	$1.909	$1.769	$1.677
Unit value, end of year	$2.268	$2.094	$1.853	$1.909	$1.769
Units outstanding (000’s), beginning of year/period(1)	15,510	13,786	13,214	10,843	—
Units Issued (000’s)(1)	2,524	4,087	3,725	4,720	11,513
Units Redeemed (000’s)(1)	(7,159)	(2,363)	(3,153)	(2,349)	(670)
Units Outstanding (000’s), end of year/period(1)	10,875	15,510	13,786	13,214	10,843
Net Assets (000’s), end of year/period	$24,669	$32,473	$25,552	$25,231	$19,181
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%	2.32%
Total Return (C)	8.34%	12.97%	-2.93%	7.93%	5.51%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.774	$2.349	$2.480	$2.201	$2.040
Unit value, end of year	$3.070	$2.774	$2.349	$2.480	$2.201
Units outstanding (000’s), beginning of year/period(1)	20,024	22,043	21,263	19,415	—
Units Issued (000’s)(1)	2,827	1,855	4,730	5,391	20,098
Units Redeemed (000’s)(1)	(8,799)	(3,874)	(3,950)	(3,543)	(683)
Units Outstanding (000’s), end of year/period(1)	14,052	20,024	22,043	21,263	19,415
Net Assets (000’s), end of year/period	$43,136	$55,546	$51,780	$52,730	$42,726
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%	2.17%
Total Return (C)	10.67%	18.08%	-5.27%	12.69%	7.86%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.325	$2.733	$2.970	$2.570	$2.344
Unit value, end of year	$3.747	$3.325	$2.733	$2.970	$2.570
Units outstanding (000’s), beginning of year/period(1)	8,173	8,911	8,941	8,300	—
Units Issued (000’s)(1)	537	711	1,468	1,686	8,674
Units Redeemed (000’s)(1)	(2,471)	(1,449)	(1,498)	(1,045)	(374)
Units Outstanding (000’s), end of year/period(1)	6,239	8,173	8,911	8,941	8,300
Net Assets (000’s), end of year/period	$23,378	$27,175	$24,357	$26,556	$21,327
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%	1.99%
Total Return (C)	12.70%	21.65%	-7.97%	15.58%	9.62%

Selected Per Unit and Supplementary Data:	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio(3)	All America Portfolio(3)	Small Cap Value Portfolio(3)	Small Cap Growth Portfolio(3)	Small Cap Equity Index Portfolio(3)
	Period Ended December 31,
	2020	2020	2020	2020	2020
Unit value, beginning of period	$8.922	$23.104	$2.403	$2.785	$10.022
Unit value, end of period	$10.263	$26.366	$2.335	$3.864	$11.084
Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)(4)	7,653	626	2,656	3,712	195
Units Redeemed (000’s)	(1,758)	(104)	(485)	(658)	(110)
Units Outstanding (000’s), end of period	5,895	522	2,171	3,054	85
Net Assets (000’s), end of period	$60,501	$13,767	$5,069	$11,801	$944
Expense Ratio (A)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)
Investment Income Ratio (B)	—	—	—	—	2.07%(D)
Total Return (C)	15.04%(E)	14.12%(E)	-2.85%(E)	38.75%(E)	10.59%(E)

(1)   Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to Mutual of America Variable Insurance Portfolios.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(4)   Includes transfers from the Subaccounts previously invested in the funds of the Mutual of America Investment Corporation on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Variable Insurance Portfolios
	Mid Cap Value Portfolio(1)	Mid-Cap Equity Index Portfolio(1)	International Portfolio(1)	Money Market Portfolio(1)	Mid-Term Bond Portfolio(1)
	Period Ended December 31,
	2020	2020	2020	2020	2020
Unit value, beginning of period	$2.397	$5.277	$1.076	$2.381	$2.551
Unit value, end of period	$2.453	$5.910	$1.157	$2.368	$2.640
Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)(2)	945	7,690	870	550	1,558
Units Redeemed (000’s)	(211)	(2,114)	(202)	(247)	(205)
Units Outstanding (000’s), end of period	734	5,576	668	303	1,353
Net Assets (000’s), end of period	$1,800	$32,954	$773	$718	$3,572
Expense Ratio (A)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)
Investment Income Ratio (B)	—	—	—	0.27%(D)	—
Total Return (C)	2.32%(E)	12.01%(E)	7.56%(E)	-0.56%(E)	3.50%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Variable Insurance Portfolios
	Bond Portfolio(1)	Retirement Income Portfolio(1)	2015 Retirement Portfolio(1)	2020 Retirement Portfolio(1)	2025 Retirement Portfolio(1)
	Period Ended December 31,
	2020	2020	2020	2020	2020
Unit value, beginning of period	$6.895	$1.656	$1.723	$1.781	$1.892
Unit value, end of period	$7.175	$1.755	$1.834	$1.918	$2.057
Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)(2)	1,360	2,141(3)	3,606	10,591	12,573
Units Redeemed (000’s)	(230)	(403)	(195)	(1,924)	(2,081)
Units Outstanding (000’s), end of period	1,130	1,738	3,411	8,667	10,492
Net Assets (000’s), end of period	$8,109	$3,051	$6,257	$16,621	$21,579
Expense Ratio (A)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)
Investment Income Ratio (B)	—	—	—	—	—
Total Return (C)	4.07%(E)	5.98%(E)	6.48%(E)	7.70%(E)	8.72%(E)

(1)  For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(2)   Includes transfers from the Subaccounts previously invested in the funds of the Mutual of America Investment Corporation on January 24, 2020.
(3)  Includes transfers from the Subaccount previously invested in the Mutual of America Variable Insurance Portfolios 2010 Retirement Portfolio on August 3, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio(1)	2035 Retirement Portfolio(1)	2040 Retirement Portfolio(1)	2045 Retirement Portfolio(1)	2050 Retirement Portfolio(1)
	Period Ended December 31,
	2020	2020	2020	2020	2020
Unit value, beginning of period	$1.988	$2.017	$2.014	$1.995	$1.943
Unit value, end of period	$2.186	$2.240	$2.249	$2.231	$2.176
Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)(2)	7,854	3,345	2,879	1,415	1,487
Units Redeemed (000’s)	(2,406)	(665)	(566)	(161)	(141)
Units Outstanding (000’s), end of period	5,448	2,680	2,313	1,254	1,346
Net Assets (000’s), end of period	$11,910	$6,004	$5,203	$2,799	$2,929
Expense Ratio (A)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)
Investment Income Ratio (B)	—	—	—	—	—
Total Return (C)	9.96%(E)	11.06%(E)	11.71%(E)	11.87%(E)	11.97%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Variable Insurance Portfolios
	2055 Retirement Portfolio(1)	2060 Retirement Portfolio(1)	Conservative Allocation Portfolio(1)	Moderate Allocation Portfolio(1)	Aggressive Allocation Portfolio(1)
	Period Ended December 31,
	2020	2020	2020	2020	2020
Unit value, beginning of period	$1.362	$11.077	$2.118	$2.806	$3.358
Unit value, end of period	$1.522	$12.363	$2.270	$3.063	$3.746
Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)(2)	424	41	5,213	9,381	1,607
Units Redeemed (000’s)	(128)	(17)	(945)	(1,901)	(583)
Units Outstanding (000’s), end of period	296	24	4,268	7,480	1,024
Net Assets (000’s), end of period	$451	$294	$9,688	$22,912	$3,835
Expense Ratio (A)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)	0.90%(D)
Investment Income Ratio (B)	—	—	—	—	—
Total Return (C)	11.76%(E)	11.62%(E)	7.18%(E)	9.17%(E)	11.57%(E)

(1)  For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(2)   Includes transfers from the Subaccounts previously invested in the funds of the Mutual of America Investment Corporation on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$91.791	$72.604	$79.807	$71.260	$61.004
Unit value, end of year	$97.156	$91.791	$72.604	$79.807	$71.260
Units outstanding (000’s), beginning of year/period(1)	501	541	577	624	—
Units Issued (000’s)(1)	129	59	90	114	654
Units Redeemed (000’s)(1)	(190)	(99)	(126)	(161)	(30)
Units Outstanding (000’s), end of year/period(1)	440	501	541	577	624
Net Assets (000’s), end of year/period	$42,775	$45,946	$39,266	$46,056	$44,432
Expense Ratio (A)	0.80%(D)	0.80%(D)	0.80%(D)	0.80%(D)	1.02%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%	2.38%
Total Return (C)	5.84%	26.43%	-9.03%	11.99%	16.81%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$55.389	$47.217	$50.290	$44.427	$43.541
Unit value, end of year	$63.119	$55.389	$47.217	$50.290	$44.427
Units outstanding (000’s), beginning of year/period(1)	353	392	416	413	—
Units Issued (000’s)(1)	101	22	71	91	454
Units Redeemed (000’s)(1)	(129)	(61)	(95)	(88)	(41)
Units Outstanding (000’s), end of year/period(1)	325	353	392	416	413
Net Assets (000’s), end of year/period	$20,521	$19,564	$18,529	$20,907	$18,360
Expense Ratio (A)	0.80%(D)	0.80%(D)	0.80%(D)	0.80%(D)	1.02%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%	1.45%
Total Return (C)	13.96%	17.31%	-6.11%	13.19%	2.04%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$113.148	$86.683	$93.333	$77.195	$72.231
Unit value, end of year	$146.556	$113.148	$86.683	$93.333	$77.195
Units outstanding (000’s), beginning of year/period(1)	1,367	1,504	1,578	1,555	—
Units Issued (000’s)(1)	405	63	240	287	1,625
Units Redeemed (000’s)(1)	(488)	(200)	(314)	(264)	(70)
Units Outstanding (000’s), end of year/period(1)	1,284	1,367	1,504	1,578	1,555
Net Assets (000’s), end of year/period	$188,149	$154,656	$130,367	$147,292	$120,068
Expense Ratio (A)	0.80%(D)	0.80%(D)	0.80%(D)	0.80%(D)	1.02%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%	0.79%
Total Return (C)	29.53%	30.53%	-7.12%	20.91%	6.87%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$91.646	$74.835	$88.272	$73.654	$66.301
Unit value, end of year	$107.453	$91.646	$74.835	$88.272	$73.654
Units outstanding (000’s), beginning of year/period(1)	334	389	404	380	—
Units Issued (000’s)(1)	102	24	74	99	405
Units Redeemed (000’s)(1)	(145)	(79)	(89)	(75)	(25)
Units Outstanding (000’s), end of year/period(1)	291	334	389	404	380
Net Assets (000’s), end of year/period	$31,280	$30,636	$29,119	$35,690	$28,012
Expense Ratio (A)	0.80%(D)	0.80%(D)	0.80%(D)	0.80%(D)	1.02%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%	0.50%
Total Return (C)	17.25%	22.46%	-15.22%	19.85%	11.09%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$33.211	$26.660	$29.602	$26.397	$23.651
Unit value, end of year	$36.791	$33.211	$26.660	$29.602	$26.397
Units outstanding (000’s), beginning of year/period(1)	1,166	1,290	1,364	1,388	—
Units Issued (000’s)(1)	419	91	267	342	1,473
Units Redeemed (000’s)(1)	(508)	(215)	(341)	(366)	(85)
Units Outstanding (000’s), end of year/period(1)	1,077	1,166	1,290	1,364	1,388
Net Assets (000’s), end of year/period	$39,624	$38,710	$34,393	$40,389	$36,631
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%	2.66%
Total Return (C)	10.78%	24.57%	-9.94%	12.14%	11.61%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$40.357	$31.034	$35.837	$25.345	$25.152
Unit value, end of year	$63.025	$40.357	$31.034	$35.837	$25.345
Units outstanding (000’s), beginning of year/period(1)	1,550	1,691	1,626	1,438	—
Units Issued (000’s)(1)	456	95	368	462	1,512
Units Redeemed (000’s)(1)	(528)	(236)	(303)	(274)	(74)
Units Outstanding (000’s), end of year/period(1)	1,478	1,550	1,691	1,626	1,438
Net Assets (000’s), end of year/period	$93,125	$62,573	$52,474	$58,259	$36,451
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%	1.44%
Total Return (C)	56.17%	30.04%	-13.40%	41.39%	0.77%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$20.421	$15.997	$17.056	$16.426	$15.330
Unit value, end of year	$19.256	$20.421	$15.997	$17.056	$16.426
Units outstanding (000’s), beginning of year/period(1)	466	412	478	664	—
Units Issued (000’s)(1)	189	214	117	181	1,031
Units Redeemed (000’s)(1)	(321)	(160)	(183)	(367)	(367)
Units Outstanding (000’s), end of year/period(1)	334	466	412	478	664
Net Assets (000’s), end of year/period	$6,436	$9,506	$6,598	$8,151	$10,908
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%	2.08%
Total Return (C)	-5.70%	27.65%	-6.21%	3.84%	7.15%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(3)
	2020	2019
Unit value, beginning of year/period	$10.891	$10.112	$10.000
Unit value, end of year/period	$11.611	$10.891	$10.112
Units outstanding (000’s), beginning of year/period	762	112	—
Units Issued (000’s)	2,167	726	147
Units Redeemed (000’s)	(1,043)	(76)	(35)
Units Outstanding (000’s), end of year/period	1,886	762	112
Net Assets (000’s), end of year/period	$21,905	$8,298	$1,132
Expense Ratio (A)	0.90%	0.90%	0.90%(D)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	6.62%	7.70%	1.12%(E)

(1)   Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Vanguard VIF Real Estate Index Portfolio.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.686	$10.000	$10.803	$10.000
Unit value, end of year/period	$11.499	$10.686	$12.585	$10.803
Units outstanding (000’s), beginning of period	9	—	17	—
Units Issued (000’s)	42	14	159	23
Units Redeemed (000’s)	(40)	(5)	(74)	(6)
Units Outstanding (000’s), end of year/period	11	9	102	17
Net Assets (000’s), end of year/period	$128	$92	$1,287	$182
Expense Ratio (A)	0.90%	0.90%(D)	0.90%	0.90%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	7.61%	6.86%(E)	16.49%	8.03%(E)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund(3)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$61.368	$45.525	$48.318	$39.905	$38.992
Unit value, end of year	$86.967	$61.368	$45.525	$48.318	$39.905
Units outstanding (000’s), beginning of year/period(2)	1,197	1,162	1,147	1,164	—
Units Issued (000’s)(2)	455	225	260	253	1,287
Units Redeemed (000’s)(2)	(609)	(190)	(245)	(270)	(123)
Units Outstanding (000’s), end of year/period(2)	1,043	1,197	1,162	1,147	1,164
Net Assets (000’s), end of year/period	$90,730	$73,460	$52,907	$55,416	$46,443
Expense Ratio (A)	0.90%	0.90%	0.90%	0.71%(F)	0.87%(F)
Investment Income Ratio (B)	0.10%	0.04%	—	—	—
Total Return (C)	41.71%	34.80%	-5.78%	21.08%	2.34%

(1)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Goldman Sachs VIT Small Cap Equity Insights Fund and Goldman Sachs VIT US Equity Insights Fund.
(3)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Absent reimbursement by American Century, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$32.514	$25.106	$29.677	$23.085	$22.109
Unit value, end of year	$39.921	$32.514	$25.106	$29.677	$23.085
Units outstanding (000’s), beginning of year/period(1)	91	79	83	61	—
Units Issued (000’s)(1)	42	25	19	40	65
Units Redeemed (000’s)(1)	(60)	(13)	(23)	(18)	(4)
Units Outstanding (000’s), end of year/period(1)	73	91	79	83	61
Net Assets (000’s), end of year/period	$2,929	$2,965	$1,999	$2,466	$1,419
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%	1.19%
Total Return (C)	22.78%	29.51%	-15.40%	28.56%	4.41%

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$6.872	$5.573	$5.779	$5.206	$4.882
Unit value, end of year	$7.849	$6.872	$5.573	$5.779	$5.206
Units outstanding (000’s), beginning of year/period(1)	3,152	3,155	3,008	2,895	—
Units Issued (000’s)(1)	960	414	553	481	3,026
Units Redeemed (000’s)(1)	(1,022)	(417)	(406)	(368)	(131)
Units Outstanding (000’s), end of year/period(1)	3,090	3,152	3,155	3,008	2,895
Net Assets (000’s), end of year/period	$24,259	$21,656	$17,587	$17,379	$15,073
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%	1.86%
Total Return (C)	14.23%	23.29%	-3.55%	10.99%	6.65%

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.880	$10.000
Unit value, end of year/period	$10.578	$10.880
Units outstanding (000’s), beginning of year/period	12	—
Units Issued (000’s)	101	15
Units Redeemed (000’s)	(68)	(3)
Units Outstanding (000’s), end of year/period	45	12
Net Assets (000’s), end of year/period	$477	$129
Expense Ratio (A)	0.90%	0.90%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-2.78%	8.80%(E)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP(3)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$119.561	$87.972	$90.214	$72.077	$69.924
Unit value, end of year	$164.751	$119.561	$87.972	$90.214	$72.077
Units outstanding (000’s), beginning of year/period(2)	715	742	637	526	—
Units Issued (000’s)(2)	356	86	213	208	589
Units Redeemed (000’s)(2)	(351)	(113)	(108)	(97)	(63)
Units Outstanding (000’s), end of year/period(2)	720	715	742	637	526
Net Assets (000’s), end of year/period	$118,643	$85,545	$65,302	$57,478	$37,920
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%	0.82%
Total Return (C)	37.80%	35.91%	-2.48%	25.16%	3.08%

(1)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(3)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$57.768	$44.132	$48.347	$41.730	$37.810
Unit value, end of year	$65.233	$57.768	$44.132	$48.347	$41.730
Units outstanding (000’s), beginning of year/period(1)	187	191	215	196	—
Units Issued (000’s)(1)	77	44	44	74	220
Units Redeemed (000’s)(1)	(113)	(48)	(68)	(55)	(24)
Units Outstanding (000’s), end of year/period(1)	151	187	191	215	196
Net Assets (000’s), end of year/period	$9,879	$10,815	$8,446	$10,377	$8,185
Expense Ratio (A)	0.90%	0.90%	0.90%	0.90%	1.12%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%	1.10%
Total Return (C)	12.92%	30.90%	-8.72%	15.86%	10.37%

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(3)
	2020	2019
Unit value, beginning of year/period	$11.459	$8.796	$10.000
Unit value, end of year/period	$11.825	$11.459	$8.796
Units outstanding (000’s), beginning of year/period	64	14	—
Units Issued (000’s)	76	71	14
Units Redeemed (000’s)	(80)	(21)	—(G)
Units Outstanding (000’s), end of year/period	60	64	14
Net Assets (000’s), end of year/period	$707	$733	$127
Expense Ratio (A)	0.65%(F)	0.65%(F)	0.65%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	3.20%	30.27%	-12.04%(E)

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Absent reimbursement by MFS, the expense ratio would have been 0.90%.
(G)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$11.012	$10.000
Unit value, end of year/period	$13.049	$11.012
Units outstanding (000’s), beginning of year/period	26	—
Units Issued (000’s)	49	26
Units Redeemed (000’s)	(20)	—(F)
Units Outstanding (000’s), end of year/period	55	26
Net Assets (000’s), end of year/period	$714	$286
Expense Ratio (A)	0.90%	0.90%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	18.49%	10.12%(E)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio(3)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$14.168	$13.149	$13.543	$13.144	$12.640
Unit value, end of year	$15.679	$14.168	$13.149	$13.543	$13.144
Units outstanding (000’s), beginning of year/period(2)	405	366	420	424	—
Units Issued (000’s)(2)	364	108	119	109	459
Units Redeemed (000’s)(2)	(239)	(69)	(173)	(113)	(35)
Units Outstanding (000’s), end of year/period(2)	530	405	366	420	424
Net Assets (000’s), end of year/period	$8,313	$5,735	$4,808	$5,687	$5,568
Expense Ratio (A)	0.80%(G)	0.80%(G)	0.80%(G)	0.80%(G)	1.02%(G)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%	2.47%
Total Return (C)	10.67%	7.74%	-2.90%	3.03%	3.99%

(1)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(3)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Less than 500 units.
(G)  Absent reimbursement by PIMCO, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$39.498	$30.608	$30.227	$22.368	$22.412
Unit value, end of year	$52.694	$39.498	$30.608	$30.227	$22.368
Units outstanding (000’s), beginning of year/period(1)	2,015	2,286	1,591	649	—
Units Issued (000’s)(1)	1,308	391	1,487	1,223	747
Units Redeemed (000’s)(1)	(1,380)	(662)	(792)	(281)	(98)
Units Outstanding (000’s), end of year/period(1)	1,943	2,015	2,286	1,591	649
Net Assets (000’s), end of year/period	$102,369	$79,604	$69,974	$48,100	$14,506
Expense Ratio (A)	0.65%(D)	0.65%(D)	0.65%(D)	0.75%(D)	0.97%(D)
Investment Income Ratio (B)	—	—	3.36%	—	—
Total Return (C)	33.41%	29.05%	1.26%	35.13%	-0.20%

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(3)
Unit value, beginning of year/period	$10.480	$10.000
Unit value, end of year/period	$14.346	$10.480
Units outstanding (000’s), beginning of year/period	24	—
Units Issued (000’s)	196	24
Units Redeemed (000’s)	(58)	—(H)
Units Outstanding (000’s), end of year/period	162	24
Net Assets (000’s), end of year/period	$2,330	$252
Expense Ratio (A)	0.85%(G)	0.85%(E)(G)
Investment Income Ratio (B)	—	—
Total Return (C)	36.89%	4.80%(F)

(1)  Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)  Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2020.
(E)  Annualized.
(F)  Not annualized.
(G)  Absent reimbursement by Victory, the expense ratio would have been 0.90%.
(H)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
Tier 1 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$9.525	$7.272	$7.639	$6.299
Unit value, end of year	$11.231	$9.525	$7.272	$7.639
Units outstanding (000’s), beginning of year/period(1)	8,835	8,330	8,924	—
Units Issued (000’s)(1)	2,531	1,529	1,865	9,555
Units Redeemed (000’s)(1)	(2,864)	(1,024)	(2,459)	(631)
Units Outstanding (000’s), end of year/period(1)	8,502	8,835	8,330	8,924
Net Assets (000’s), end of year/period	$95,486	$84,157	$60,571	$68,169
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%
Total Return (C)	17.91%	30.99%	-4.80%	21.27%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$24.812	$19.378	$21.179	$17.791
Unit value, end of year	$28.903	$24.812	$19.378	$21.179
Units outstanding (000’s), beginning of year/period(1)	1,088	1,141	1,382	—
Units Issued (000’s)(1)	129	87	180	1,460
Units Redeemed (000’s)(1)	(223)	(140)	(421)	(78)
Units Outstanding (000’s), end of year/period(1)	994	1,088	1,141	1,382
Net Assets (000’s), end of year/period	$28,720	$26,996	$22,111	$29,260
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%
Total Return (C)	16.49%	28.04%	-8.50%	19.04%

*  Includes 401(k) and 401(k) SIMPLE Plans.
(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.664	$2.242	$2.631	$2.437
Unit value, end of year	$2.551	$2.664	$2.242	$2.631
Units outstanding (000’s), beginning of year/period(1)	7,068	7,108	7,719	—
Units Issued (000’s)(1)	1,270	725	1,256	8,160
Units Redeemed (000’s)(1)	(2,201)	(765)	(1,867)	(441)
Units Outstanding (000’s), end of year/period(1)	6,137	7,068	7,108	7,719
Net Assets (000’s), end of year/period	$15,654	$18,827	$15,938	$20,312
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%
Total Return (C)	-4.25%	18.81%	-14.79%	7.95%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.968	$2.350	$2.694	$2.182
Unit value, end of year	$4.242	$2.968	$2.350	$2.694
Units outstanding (000’s), beginning of year/period(1)	8,665	8,788	9,020	—
Units Issued (000’s)(1)	1,937	992	1,801	9,507
Units Redeemed (000’s)(1)	(2,678)	(1,115)	(2,033)	(487)
Units Outstanding (000’s), end of year/period(1)	7,924	8,665	8,788	9,020
Net Assets (000’s), end of year/period	$33,613	$25,716	$20,652	$24,295
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%
Total Return (C)	42.95%	26.28%	-12.75%	23.44%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018(3)
Unit value, beginning of year/period	$10.173	$8.332	$10.000
Unit value, end of year/period	$11.225	$10.173	$8.332
Units outstanding (000’s), beginning of year	68	20	—
Units Issued (000’s)	67	67	24
Units Redeemed (000’s)	(52)	(19)	(4)
Units Outstanding (000’s), end of year	83	68	20
Net Assets (000’s), end of year	$928	$691	$165
Expense Ratio (A)	0.25%	0.25%	0.25%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	10.34%	22.10%	-16.68%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.618	$2.066	$2.410	$2.104
Unit value, end of year	$2.685	$2.618	$2.066	$2.410
Units outstanding (000’s), beginning of year/period(1)	3,147	3,065	3,061	—
Units Issued (000’s)(1)	746	421	542	3,361
Units Redeemed (000’s)(1)	(1,030)	(339)	(538)	(300)
Units Outstanding (000’s), end of year/period(1)	2,863	3,147	3,065	3,061
Net Assets (000’s), end of year/period	$7,686	$8,239	$6,332	$7,379
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%
Total Return (C)	2.57%	26.72%	-14.30%	14.56%

(1)   Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)   Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(3)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$5.743	$4.569	$5.162	$4.462
Unit value, end of year	$6.501	$5.743	$4.569	$5.162
Units outstanding (000’s), beginning of year/period(1)	8,056	8,291	8,889	—
Units Issued (000’s)(1)	1,561	1,104	1,529	9,515
Units Redeemed (000’s)(1)	(2,517)	(1,339)	(2,127)	(626)
Units Outstanding (000’s), end of year/period(1)	7,100	8,056	8,291	8,889
Net Assets (000’s), end of year/period	$46,159	$46,261	$37,878	$45,883
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%
Total Return (C)	13.21%	25.69%	-11.49%	15.69%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$13.010	$10.926	$11.316	$10.013
Unit value, end of year	$14.504	$13.010	$10.926	$11.316
Units outstanding (000’s), beginning of year/period(1)	1,140	1,233	1,328	—
Units Issued (000’s)(1)	195	84	210	1,396
Units Redeemed (000’s)(1)	(183)	(177)	(305)	(68)
Units Outstanding (000’s), end of year/period(1)	1,152	1,140	1,233	1,328
Net Assets (000’s), end of year/period	$16,716	$14,827	$13,472	$15,033
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%
Total Return (C)	11.49%	19.07%	-3.45%	13.01%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.161	$0.962	$1.113	$0.897
Unit value, end of year	$1.253	$1.161	$0.962	$1.113
Units outstanding (000’s), beginning of year/period(1)	3,110	3,000	2,770	—
Units Issued (000’s)(1)	696	455	789	2,909
Units Redeemed (000’s)(1)	(695)	(345)	(559)	(139)
Units Outstanding (000’s), end of year/period(1)	3,111	3,110	3,000	2,770
Net Assets (000’s), end of year/period	$3,899	$3,611	$2,886	$3,083
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%
Total Return (C)	7.92%	20.71%	-13.58%	24.09%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.594	$2.549	$2.513	$2.503
Unit value, end of year	$2.595	$2.594	$2.549	$2.513
Units outstanding (000’s), beginning of year/period(1)	2,202	2,145	2,031	—
Units Issued (000’s)(1)	2,215	931	1,188	2,451
Units Redeemed (000’s)(1)	(1,593)	(874)	(1,074)	(420)
Units Outstanding (000’s), end of year/period(1)	2,824	2,202	2,145	2,031
Net Assets (000’s), end of year/period	$7,327	$5,712	$5,467	$5,104
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%
Total Return (C)	0.03%	1.76%	1.45%	0.39%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.757	$2.607	$2.599	$2.548
Unit value, end of year	$2.889	$2.757	$2.607	$2.599
Units outstanding (000’s), beginning of year/period(1)	4,025	3,892	3,909	—
Units Issued (000’s)(1)	1,360	783	1,007	4,143
Units Redeemed (000’s)(1)	(1,244)	(650)	(1,024)	(234)
Units Outstanding (000’s), end of year/period(1)	4,141	4,025	3,892	3,909
Net Assets (000’s), end of year/period	$11,966	$11,097	$10,147	$10,157
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%
Total Return (C)	4.79%	5.77%	0.32%	2.00%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$7.418	$6.909	$6.915	$6.694
Unit value, end of year	$7.873	$7.418	$6.909	$6.915
Units outstanding (000’s), beginning of year/period(1)	3,144	2,846	3,320	—
Units Issued (000’s)(1)	889	638	592	3,509
Units Redeemed (000’s)(1)	(824)	(340)	(1,066)	(189)
Units Outstanding (000’s), end of year/period(1)	3,209	3,144	2,846	3,320
Net Assets (000’s), end of year/period	$25,266	$23,320	$19,663	$22,954
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%
Total Return (C)	6.13%	7.38%	-0.09%	3.29%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.769	$1.585	$1.609	$1.503
Unit value, end of year	$1.899	$1.769	$1.585	$1.609
Units outstanding (000’s), beginning of year/period(1)	6,084	4,929	2,609	—
Units Issued (000’s)(1)	2,763(3)	1,740	2,877	2,735
Units Redeemed (000’s)(1)	(1,393)	(585)	(557)	(126)
Units Outstanding (000’s), end of year/period(1)	7,454	6,084	4,929	2,609
Net Assets (000’s), end of year/period	$14,151	$10,763	$7,815	$4,197
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%
Total Return (C)	7.33%	11.57%	-1.45%	7.01%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.840	$1.599	$1.653	$1.499
Unit value, end of year	$1.976	$1.840	$1.599	$1.653
Units outstanding (000’s), beginning of year/period(1)	7,648	8,112	7,378	—
Units Issued (000’s)(1)	816	910	2,299	7,803
Units Redeemed (000’s)(1)	(2,239)	(1,374)	(1,565)	(425)
Units Outstanding (000’s), end of year/period(1)	6,225	7,648	8,112	7,378
Net Assets (000’s), end of year/period	$12,297	$14,071	$12,971	$12,193
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%
Total Return (C)	7.38%	15.06%	-3.25%	10.29%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(3)  Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.901	$1.621	$1.694	$1.510
Unit value, end of year	$2.069	$1.901	$1.621	$1.694
Units outstanding (000’s), beginning of year/period(1)	28,867	26,601	21,705	—
Units Issued (000’s)(1)	4,553	5,699	8,926	22,801
Units Redeemed (000’s)(1)	(5,470)	(3,433)	(4,030)	(1,096)
Units Outstanding (000’s), end of year/period(1)	27,950	28,867	26,601	21,705
Net Assets (000’s), end of year/period	$57,828	$54,871	$43,130	$36,764
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%
Total Return (C)	8.84%	17.24%	-4.28%	12.17%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.019	$1.690	$1.787	$1.567
Unit value, end of year	$2.221	$2.019	$1.690	$1.787
Units outstanding (000’s), beginning of year/period(1)	39,711	34,456	27,797	—
Units Issued (000’s)(1)	8,018	9,802	10,984	28,732
Units Redeemed (000’s)(1)	(9,626)	(4,547)	(4,325)	(935)
Units Outstanding (000’s), end of year/period(1)	38,103	39,711	34,456	27,797
Net Assets (000’s), end of year/period	$84,614	$80,175	$58,216	$49,675
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%
Total Return (C)	9.99%	19.50%	-5.46%	14.08%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.123	$1.745	$1.871	$1.618
Unit value, end of year	$2.365	$2.123	$1.745	$1.871
Units outstanding (000’s), beginning of year/period(1)	35,499	30,264	23,010	—
Units Issued (000’s)(1)	7,293	7,067	10,305	23,630
Units Redeemed (000’s)(1)	(6,021)	(1,832)	(3,051)	(620)
Units Outstanding (000’s), end of year/period(1)	36,771	35,499	30,264	23,010
Net Assets (000’s), end of year/period	$86,951	$75,356	$52,820	$43,055
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%
Total Return (C)	11.39%	21.63%	-6.73%	15.65%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.154	$1.747	$1.891	$1.619
Unit value, end of year	$2.420	$2.154	$1.747	$1.891
Units outstanding (000’s), beginning of year/period(1)	26,561	23,438	17,731	—
Units Issued (000’s)(1)	6,317	5,051	7,405	18,217
Units Redeemed (000’s)(1)	(6,168)	(1,928)	(1,698)	(486)
Units Outstanding (000’s), end of year/period(1)	26,710	26,561	23,438	17,731
Net Assets (000’s), end of year/period	$64,632	$57,217	$40,946	$33,520
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%
Total Return (C)	12.33%	23.31%	-7.59%	16.78%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.152	$1.736	$1.890	$1.615
Unit value, end of year	$2.434	$2.152	$1.736	$1.890
Units outstanding (000’s), beginning of year/period(1)	18,756	16,148	13,423	—
Units Issued (000’s)(1)	5,773	4,508	5,027	13,781
Units Redeemed (000’s)(1)	(4,781)	(1,900)	(2,302)	(358)
Units Outstanding (000’s), end of year/period(1)	19,748	18,756	16,148	13,423
Net Assets (000’s), end of year/period	$48,076	$40,356	$28,033	$25,375
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%
Total Return (C)	13.15%	23.94%	-8.17%	17.03%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.132	$1.717	$1.876	$1.600
Unit value, end of year	$2.410	$2.132	$1.717	$1.876
Units outstanding (000’s), beginning of year/period(1)	20,843	18,257	15,677	—
Units Issued (000’s)(1)	5,596	4,364	4,410	16,595
Units Redeemed (000’s)(1)	(5,114)	(1,778)	(1,830)	(918)
Units Outstanding (000’s), end of year/period(1)	21,325	20,843	18,257	15,677
Net Assets (000’s), end of year/period	$51,397	$44,446	$31,340	$29,415
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%
Total Return (C)	13.02%	24.23%	-8.52%	17.25%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.027	$1.630	$1.791	$1.524
Unit value, end of year	$2.292	$2.027	$1.630	$1.791
Units outstanding (000’s), beginning of year/period(1)	13,133	10,271	7,565	—
Units Issued (000’s)(1)	4,716	4,100	3,931	7,998
Units Redeemed (000’s)(1)	(4,066)	(1,238)	(1,225)	(433)
Units Outstanding (000’s), end of year/period(1)	13,783	13,133	10,271	7,565
Net Assets (000’s), end of year/period	$31,596	$26,617	$16,742	$13,545
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%
Total Return (C)	13.11%	24.34%	-8.96%	17.50%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.378	$1.111	$1.222	$1.039
Unit value, end of year	$1.567	$1.378	$1.111	$1.222
Units outstanding (000’s), beginning of year/period(1)	5,366	2,878	1,054	—
Units Issued (000’s)(1)	4,224	2,908	2,252	1,105
Units Redeemed (000’s)(1)	(2,577)	(420)	(428)	(51)
Units Outstanding (000’s), end of year/period(1)	7,013	5,366	2,878	1,054
Net Assets (000’s), end of year/period	$10,986	$7,397	$3,197	$1,288
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—
Total Return (C)	13.65%	24.09%	-9.11%	17.62%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$11.098	$8.934	$10.000
Unit value, end of year/period	$12.630	$11.098	$8.934
Units outstanding (000’s), beginning of year/period	94	16	—
Units Issued (000’s)	205	81	16
Units Redeemed (000’s)	(72)	(3)	—(F)
Units Outstanding (000’s), end of year/period	227	94	16
Net Assets (000’s), end of year/period	$2,864	$1,046	$147
Expense Ratio (A)	0.25%	0.25%	0.25%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	13.80%	24.22%	-10.66%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.803
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	3
Units Redeemed (000’s)	—(D)
Units Outstanding (000’s), end of period	3
Net Assets (000’s), end of period	$32
Expense Ratio (A)	0.25%(E)
Investment Income Ratio (B)	5.72%(F)
Total Return (C)	18.03%(F)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Annualized.
(F)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.281	$2.006	$2.053	$1.891
Unit value, end of year	$2.487	$2.281	$2.006	$2.053
Units outstanding (000’s), beginning of year/period(1)	5,151	5,069	4,731	—
Units Issued (000’s)(1)	1,545	779	1,201	5,047
Units Redeemed (000’s)(1)	(1,716)	(697)	(863)	(316)
Units Outstanding (000’s), end of year/period(1)	4,980	5,151	5,069	4,731
Net Assets (000’s), end of year/period	$12,386	$11,749	$10,169	$9,714
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%
Total Return (C)	9.05%	13.70%	-2.29%	8.58%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$3.022	$2.542	$2.666	$2.352
Unit value, end of year	$3.366	$3.022	$2.542	$2.666
Units outstanding (000’s), beginning of year/period(1)	10,936	10,771	9,913	—
Units Issued (000’s)(1)	2,489	1,580	2,552	10,385
Units Redeemed (000’s)(1)	(2,907)	(1,415)	(1,694)	(472)
Units Outstanding (000’s), end of year/period(1)	10,518	10,936	10,771	9,913
Net Assets (000’s), end of year/period	$35,400	$33,043	$27,381	$26,431
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%
Total Return (C)	11.39%	18.85%	-4.65%	13.36%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$3.622	$2.958	$3.193	$2.746
Unit value, end of year	$4.108	$3.622	$2.958	$3.193
Units outstanding (000’s), beginning of year/period(1)	7,290	6,929	6,467	—
Units Issued (000’s)(1)	1,585	1,117	1,530	6,855
Units Redeemed (000’s)(1)	(1,836)	(756)	(1,068)	(388)
Units Outstanding (000’s), end of year/period(1)	7,039	7,290	6,929	6,467
Net Assets (000’s), end of year/period	$28,918	$26,401	$20,495	$20,651
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%
Total Return (C)	13.44%	22.44%	-7.37%	16.27%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$99.990	$78.577	$85.810	$76.163
Unit value, end of year	$106.524	$99.990	$78.577	$85.810
Units outstanding (000’s), beginning of year/period(1)	316	324	340	—
Units Issued (000’s)(1)	64	37	62	365
Units Redeemed (000’s)(1)	(91)	(45)	(78)	(25)
Units Outstanding (000’s), end of year/period(1)	289	316	324	340
Net Assets (000’s), end of year/period	$30,751	$31,580	$25,420	$29,218
Expense Ratio (A)	0.15%(D)	0.15%(D)	0.15%(D)	0.20%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%
Total Return (C)	6.53%	27.25%	-8.43%	12.67%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$60.337	$51.102	$54.072	$47.484
Unit value, end of year	$69.206	$60.337	$51.102	$54.072
Units outstanding (000’s), beginning of year/period(1)	241	243	246	—
Units Issued (000’s)(1)	59	37	52	259
Units Redeemed (000’s)(1)	(50)	(39)	(55)	(13)
Units Outstanding (000’s), end of year/period(1)	250	241	243	246
Net Assets (000’s), end of year/period	$17,316	$14,518	$12,401	$13,287
Expense Ratio (A)	0.15%(D)	0.15%(D)	0.15%(D)	0.20%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%
Total Return (C)	14.70%	18.07%	-5.49%	13.87%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$123.258	$93.817	$100.357	$82.510
Unit value, end of year	$160.692	$123.258	$93.817	$100.357
Units outstanding (000’s), beginning of year/period(1)	664	667	744	—
Units Issued (000’s)(1)	120	75	109	778
Units Redeemed (000’s)(1)	(172)	(78)	(186)	(34)
Units Outstanding (000’s), end of year/period(1)	612	664	667	744
Net Assets (000’s), end of year/period	$98,389	$81,825	$62,597	$74,685
Expense Ratio (A)	0.15%(D)	0.15%(D)	0.15%(D)	0.20%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%
Total Return (C)	30.37%	31.38%	-6.52%	21.63%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$99.837	$80.995	$94.916	$78.726
Unit value, end of year	$117.820	$99.837	$80.995	$94.916
Units outstanding (000’s), beginning of year/period(1)	212	219	223	—
Units Issued (000’s)(1)	48	26	42	233
Units Redeemed (000’s)(1)	(66)	(33)	(46)	(10)
Units Outstanding (000’s), end of year/period(1)	194	212	219	223
Net Assets (000’s), end of year/period	$22,831	$21,199	$17,748	$21,167
Expense Ratio (A)	0.15%(D)	0.15%(D)	0.15%(D)	0.20%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%
Total Return (C)	18.01%	23.26%	-14.67%	20.56%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$36.175	$28.851	$31.826	$28.211
Unit value, end of year	$40.335	$36.175	$28.851	$31.826
Units outstanding (000’s), beginning of year/period(1)	525	504	570	—
Units Issued (000’s)(1)	132	100	127	617
Units Redeemed (000’s)(1)	(182)	(79)	(193)	(47)
Units Outstanding (000’s), end of year/period(1)	475	525	504	570
Net Assets (000’s), end of year/period	$19,153	$19,001	$14,540	$18,141
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%
Total Return (C)	11.50%	25.38%	-9.35%	12.81%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$43.957	$33.584	$38.529	$27.087
Unit value, end of year	$69.095	$43.957	$33.584	$38.529
Units outstanding (000’s), beginning of year/period(1)	851	847	878	—
Units Issued (000’s)(1)	144	119	200	912
Units Redeemed (000’s)(1)	(227)	(115)	(231)	(34)
Units Outstanding (000’s), end of year/period(1)	768	851	847	878
Net Assets (000’s), end of year/period	$53,032	$37,395	$28,461	$33,813
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%
Total Return (C)	57.19%	30.89%	-12.84%	42.24%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$21.338	$16.608	$17.592	$16.841
Unit value, end of year	$20.252	$21.338	$16.608	$17.592
Units outstanding (000’s), beginning of year/period(1)	289	208	225	—
Units Issued (000’s)(1)	118	130	90	302
Units Redeemed (000’s)(1)	(165)	(49)	(107)	(77)
Units Outstanding (000’s), end of year/period(1)	242	289	208	225
Net Assets (000’s), end of year/period	$4,911	$6,172	$3,447	$3,958
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%
Total Return (C)	-5.09%	28.48%	-5.59%	4.46%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.998	$10.146	$10.000
Unit value, end of year/period	$11.802	$10.998	$10.146
Units outstanding (000’s), beginning of year/period	230	23	—
Units Issued (000’s)	327	246	23
Units Redeemed (000’s)	(230)	(39)	—(H)
Units Outstanding (000’s), end of year/period	327	230	23
Net Assets (000’s), end of year/period	$3,862	$2,534	$229
Expense Ratio (A)	0.25%	0.25%	0.25%(E)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	7.31%	8.40%	1.46%(F)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.721	$10.000	$10.839	$10.000
Unit value, end of year/period	$11.612	$10.721	$12.709	$10.839
Units outstanding (000’s), beginning of year/period	4	—	13	—
Units Issued (000’s)	16	9	24	13
Units Redeemed (000’s)	(1)	(5)	(21)	—(F)
Units Outstanding (000’s), end of year/period	19	4	16	13
Net Assets (000’s), end of year/period	$223	$41	$206	$143
Expense Ratio (A)	0.25%	0.25%(D)	0.25%	0.25%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	8.31%	7.21%(E)	17.25%	8.39%(E)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$66.844	$49.266	$51.948	$42.647
Unit value, end of year	$95.345	$66.844	$49.266	$51.948
Units outstanding (000’s), beginning of year/period(1)	519	512	571	—
Units Issued (000’s)(1)	109	86	99	604
Units Redeemed (000’s)(1)	(160)	(79)	(158)	(33)
Units Outstanding (000’s), end of year/period(1)	468	519	512	571
Net Assets (000’s), end of year/period	$44,650	$34,661	$25,233	$29,684
Expense Ratio (A)	0.25%	0.25%	0.25%	0.11%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—
Total Return (C)	42.64%	35.68%	-5.16%	21.81%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$33.974	$26.063	$30.609	$23.667
Unit value, end of year	$41.986	$33.974	$26.063	$30.609
Units outstanding (000’s), beginning of year/period(1)	42	40	41	—
Units Issued (000’s)(1)	6	9	15	43
Units Redeemed (000’s)(1)	(8)	(7)	(16)	(2)
Units Outstanding (000’s), end of year/period(1)	40	42	40	41
Net Assets (000’s), end of year/period	$1,689	$1,420	$1,042	$1,256
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%
Total Return (C)	23.58%	30.35%	-14.85%	29.33%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by American Century, the expense ratio would have been 0.30% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$7.485	$6.032	$6.213	$5.564
Unit value, end of year	$8.606	$7.485	$6.032	$6.213
Units outstanding (000’s), beginning of year/period(1)	875	641	831	—
Units Issued (000’s)(1)	339	309	143	886
Units Redeemed (000’s)(1)	(213)	(75)	(333)	(55)
Units Outstanding (000’s), end of year/period(1)	1,001	875	641	831
Net Assets (000’s), end of year/period	$8,616	$6,548	$3,867	$5,164
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%
Total Return (C)	14.97%	24.09%	-2.92%	11.66%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(3)
Unit value, beginning of year/period	$10.916	$10.000
Unit value, end of year/period	$10.682	$10.916
Units outstanding (000’s), beginning of year/period	12	—
Units Issued (000’s)	17	12
Units Redeemed (000’s)	(14)	—
Units Outstanding (000’s), end of year/period	15	12
Net Assets (000’s), end of year/period	$155	$129
Expense Ratio (A)	0.25%	0.25%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-2.15%	9.16%(E)

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$130.231	$95.202	$96.992	$77.031
Unit value, end of year	$180.625	$130.231	$95.202	$96.992
Units outstanding (000’s), beginning of year/period(1)	334	337	378	—
Units Issued (000’s)(1)	75	49	79	402
Units Redeemed (000’s)(1)	(78)	(52)	(120)	(24)
Units Outstanding (000’s), end of year/period(1)	331	334	337	378
Net Assets (000’s), end of year/period	$59,785	$43,463	$32,036	$36,709
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%
Total Return (C)	38.70%	36.79%	-1.85%	25.91%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$62.923	$47.759	$51.980	$44.598
Unit value, end of year	$71.517	$62.923	$47.759	$51.980
Units outstanding (000’s), beginning of year/period(1)	142	129	137	—
Units Issued (000’s)(1)	29	32	30	147
Units Redeemed (000’s)(1)	(46)	(19)	(38)	(10)
Units Outstanding (000’s), end of year/period(1)	125	142	129	137
Net Assets (000’s), end of year/period	$8,912	$8,945	$6,141	$7,126
Expense Ratio (A)	0.25%	0.25%	0.25%	0.30%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%
Total Return (C)	13.66%	31.75%	-8.12%	16.55%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$11.572	$8.825	$10.000
Unit value, end of year/period	$12.019	$11.572	$8.825
Units outstanding (000’s), beginning of year/period	23	2	—
Units Issued (000’s)	5	23	2
Units Redeemed (000’s)	(21)	(2)	—(G)
Units Outstanding (000’s), end of year/period	7	23	2
Net Assets (000’s), end of year/period	$88	$261	$22
Expense Ratio (A)	0.00%(F)	0.00%(F)	0.00%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	3.87%	31.12%	-11.75%(E)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$11.049	$10.000
Unit value, end of year/period	$13.177	$11.049
Units outstanding (000’s), beginning of year/period	2	—
Units Issued (000’s)	4	2
Units Redeemed (000’s)	(3)	—(G)
Units Outstanding (000’s), end of year/period	3	2
Net Assets (000’s), end of year/period	$39	$22
Expense Ratio (A)	0.25%	0.25%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	19.26%	10.49%(E)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Absent reimbursement by MFS, the expense ratio would have been 0.25%.
(G)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$14.804	$13.651	$13.967	$13.475
Unit value, end of year	$16.489	$14.804	$13.651	$13.967
Units outstanding (000’s), beginning of year/period(1)	128	108	83	—
Units Issued (000’s)(1)	69	56	51	97
Units Redeemed (000’s)(1)	(93)	(36)	(26)	(14)
Units Outstanding (000’s), end of year/period(1)	104	128	108	83
Net Assets (000’s), end of year/period	$1,716	$1,890	$1,468	$1,154
Expense Ratio (A)	0.15%(D)	0.15%(D)	0.15%(D)	0.20%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%
Total Return (C)	11.39%	8.45%	-2.27%	3.65%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$41.274	$31.776	$31.177	$22.933
Unit value, end of year	$55.422	$41.274	$31.776	$31.177
Units outstanding (000’s), beginning of year/period(1)	825	757	519	—
Units Issued (000’s)(1)	321	251	516	553
Units Redeemed (000’s)(1)	(375)	(183)	(278)	(34)
Units Outstanding (000’s), end of year/period(1)	771	825	757	519
Net Assets (000’s), end of year/period	$42,709	$34,048	$24,043	$16,176
Expense Ratio (A)	0.00%(E)	0.00%(E)	0.00%(E)	0.14%(E)
Investment Income Ratio (B)	—	—	3.36%	—
Total Return (C)	34.28%	29.89%	1.92%	35.94%

(1)  Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)  Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee units from January 1, 2016 through June 30, 2017. The equivalent prior year history for the years or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by PIMCO, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2020.
(E)  Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.515	$10.000
Unit value, end of year/period	$14.488	$10.515
Units outstanding (000’s), beginning of year/period	10	—
Units Issued (000’s)	28	10
Units Redeemed (000’s)	(12)	—(G)
Units Outstanding (000’s), end of year/period	26	10
Net Assets (000’s), end of year/period	$383	$101
Expense Ratio (A)	0.20%(F)	0.20%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	37.78%	5.15%(E)

(1)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Absent reimbursement by Victory, the expense ratio would have been 0.25%.
(G)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
Certain National Accounts Tier 2 Reduced Fee Units
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$9.503	$7.260	$24.755	$19.348	$2.658	$2.239
Unit value, end of year	$11.200	$9.503	$28.822	$24.755	$2.544	$2.658
Units outstanding (000’s), beginning of year/period(1)	49	—	6	—	44	—
Units Issued (000’s)(1)	540	51	29	6	149	51
Units Redeemed (000’s)(1)	(24)	(2)	(9)	—(D)	(3)	(7)
Units Outstanding (000’s), end of year/period(1)	565	49	26	6	190	44
Net Assets (000’s), end of year/period	$6,333	$464	$736	$149	$483	$117
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	3.44%	1.65%	2.66%	1.25%	3.31%	0.83%
Total Return (C)	17.85%	30.89%	16.43%	27.94%	-4.29%	18.72%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund(2)		Mid Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.961	$2.346	$10.160	$8.328	$2.612	$2.063
Unit value, end of year	$4.230	$2.961	$11.205	$10.160	$2.678	$2.612
Units outstanding (000’s), beginning of year/period(1)	53	—	2	—	23	—
Units Issued (000’s)(1)	137	58	31	2	142	23
Units Redeemed (000’s)(1)	(1)	(5)	—	—	(1)	—(D)
Units Outstanding (000’s), end of year/period(1)	189	53	33	2	164	23
Net Assets (000’s), end of year/period	$798	$156	$372	$20	$440	$61
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	0.41%	0.09%	0.86%	1.66%	4.48%	1.35%
Total Return (C)	42.88%	26.18%	10.29%	22.01%	2.52%	26.63%

(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)		Composite Fund(2)		International Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$5.730	$4.562	$12.980	$10.909	$1.158	$0.960
Unit value, end of year	$6.483	$5.730	$14.464	$12.980	$1.250	$1.158
Units outstanding (000’s), beginning of year/period(1)	53	—	2	—	39	—
Units Issued (000’s)(1)	264	53	54	2	59	42
Units Redeemed (000’s)(1)	(23)	—(D)	—	—(D)	(1)	(3)
Units Outstanding (000’s), end of year/period(1)	294	53	56	2	97	39
Net Assets (000’s), end of year/period	$1,907	$304	$817	$25	$121	$45
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	2.79%	1.20%	4.06%	2.20%	4.59%	2.38%
Total Return (C)	13.16%	25.60%	11.43%	18.98%	7.87%	20.62%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)		Mid-Term Bond Fund(2)		Bond Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.588	$2.545	$2.751	$2.603	$7.401	$6.897
Unit value, end of year	$2.587	$2.588	$2.881	$2.751	$7.851	$7.401
Units outstanding (000’s), beginning of year/period(1)	23	—	20	—	9	—
Units Issued (000’s)(1)	123	23	213	20	228	9
Units Redeemed (000’s)(1)	(2)	—	(13)	—(D)	(1)	—(D)
Units Outstanding (000’s), end of year/period(1)	144	23	220	20	236	9
Net Assets (000’s), end of year/period	$373	$59	$634	$54	$1,856	$68
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	4.22%	1.15%	3.48%	2.14%	4.55%	2.54%
Total Return (C)	-0.02%	1.68%	4.73%	5.69%	6.08%	7.30%

(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$1.765	$1.583	$1.835	$1.596	$1.896	$1.619
Unit value, end of year	$1.893	$1.765	$1.970	$1.835	$2.063	$1.896
Units outstanding (000’s), beginning of year/period(1)	8	—	2	—	40	—
Units Issued (000’s)(1)	26(3)	8	1,198	2	592	40
Units Redeemed (000’s)(1)	—(D)	—(D)	—(D)	—	(36)	—
Units Outstanding (000’s), end of year/period(1)	34	8	1,200	2	596	40
Net Assets (000’s), end of year/period	$65	$14	$2,365	$4	$1,230	$75
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	5.80%	1.70%	5.76%	2.03%	5.74%	1.89%
Total Return (C)	7.27%	11.49%	7.33%	14.97%	8.79%	17.15%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.014	$1.687	$2.118	$1.743	$2.149	$1.744
Unit value, end of year	$2.214	$2.014	$2.358	$2.118	$2.413	$2.149
Units outstanding (000’s), beginning of year/period(1)	49	—	20	—	129	—
Units Issued (000’s)(1)	734	50	415	21	393	129
Units Redeemed (000’s)(1)	(3)	(1)	(3)	(1)	(105)	—(D)
Units Outstanding (000’s), end of year/period(1)	780	49	432	20	417	129
Net Assets (000’s), end of year/period	$1,727	$99	$1,018	$43	$1,006	$277
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	5.57%	1.71%	5.44%	1.62%	5.39%	1.55%
Total Return (C)	9.93%	19.41%	11.34%	21.54%	12.27%	23.22%

(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(3)   Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.147	$1.733	$2.128	$1.714	$2.022	$1.627
Unit value, end of year	$2.428	$2.147	$2.403	$2.128	$2.286	$2.022
Units outstanding (000’s), beginning of year/period(1)	42	—	84	—	60	—
Units Issued (000’s)(1)	402	42	462	84	333	60
Units Redeemed (000’s)(1)	(4)	—	(15)	—	(19)	—
Units Outstanding (000’s), end of year/period(1)	440	42	531	84	374	60
Net Assets (000’s), end of year/period	$1,069	$90	$1,277	$179	$854	$121
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	5.29%	1.52%	5.20%	1.54%	5.16%	1.42%
Total Return (C)	13.09%	23.85%	12.97%	24.13%	13.05%	24.24%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund(2)		2065 Retirement Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020(3)
Unit value, beginning of year	$1.375	$1.110	$11.084	$8.930	$10.000
Unit value, end of year	$1.562	$1.375	$12.607	$11.084	$11.801
Units outstanding (000’s), beginning of year/period(1)	95	—	1	—	—
Units Issued (000’s)(1)	175	96	11	1	—(D)
Units Redeemed (000’s)(1)	(3)	(1)	—	—	—
Units Outstanding (000’s), end of year/period(1)	267	95	12	1	—(D)
Net Assets (000’s), end of year/period	$417	$131	$155	$6	$—(E)
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%(F)
Investment Income Ratio (B)	5.06%	1.04%	5.26%	0.09%	5.72%(G)
Total Return (C)	13.59%	23.99%	13.74%	24.13%	18.01%(G)

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.Not applicable to the Mutual of America 2065 Retirement Fund.
(2)  Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Less than $500.
(F)  Annualized.
(G)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)		Moderate Allocation Fund(2)		Aggressive Allocation Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.276	$2.002	$3.015	$2.538	$3.613	$2.953
Unit value, end of year	$2.480	$2.276	$3.356	$3.015	$4.097	$3.613
Units outstanding (000’s), beginning of year/period(1)	8	—	32	—	46	—
Units Issued (000’s)(1)	81	8	874	32	374	49
Units Redeemed (000’s)(1)	—	—	(2)	—	(18)	(3)
Units Outstanding (000’s), end of year/period(1)	89	8	904	32	402	46
Net Assets (000’s), end of year/period	$222	$18	$3,033	$96	$1,647	$167
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	5.91%	2.06%	5.81%	2.02%	5.55%	1.91%
Total Return (C)	8.99%	13.62%	11.33%	18.77%	13.38%	22.35%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$99.761	$78.455	$60.199	$51.023	$122.976	$93.673
Unit value, end of year	$106.227	$99.761	$69.012	$60.199	$160.245	$122.976
Units outstanding (000’s), beginning of year/period(1)	2	—	3	—	4	—
Units Issued (000’s)(1)	6	2	10	3	22	5
Units Redeemed (000’s)(1)	(1)	—	—	—	(1)	(1)
Units Outstanding (000’s), end of year/period(1)	7	2	13	3	25	4
Net Assets (000’s), end of year/period	$746	$216	$877	$175	$3,931	$510
Expense Ratio (A)	0.20%(D)	0.22%(D)	0.20%(D)	0.22%(D)	0.20%(D)	0.22%(D)
Investment Income Ratio (B)	1.78%	2.02%	1.50%	1.79%	0.25%	0.46%
Total Return (C)	6.48%	27.16%	14.64%	17.98%	30.31%	31.28%

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Mutual of America Investment Corporation 2065 Retirement Fund.
(2)  Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.32% in 2019 and 0.30% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$99.608	$80.870	$36.092	$28.806	$43.857	$33.531
Unit value, end of year	$117.491	$99.608	$40.222	$36.092	$68.903	$43.857
Units outstanding (000’s), beginning of year/period(1)	1	—	3	—	5	—
Units Issued (000’s)(1)	8	1	38	3	41	5
Units Redeemed (000’s)(1)	—	—(D)	(2)	—	(1)	—(D)
Units Outstanding (000’s), end of year/period(1)	9	1	39	3	45	5
Net Assets (000’s), end of year/period	$1,093	$109	$1,573	$110	$3,078	$224
Expense Ratio (A)	0.20%(F)	0.22%(F)	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	0.65%	0.88%	2.71%	2.88%	1.21%	1.44%
Total Return (C)	17.95%	23.17%	11.44%	25.29%	57.11%	30.79%

Selected Per Unit and Supplementary Data:	Vanguard				Goldman Sachs
	VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio(2)		VIT Small Cap Equity Insights Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$21.290	$16.582	$10.984	$10.140	$10.719	$10.000
Unit value, end of year	$20.196	$21.290	$11.782	$10.984	$11.604	$10.719(H)
Units outstanding (000’s), beginning of year/period(1)	2	—	—(D)	—	—	—
Units Issued (000’s)(1)	17	2	26	—(D)	2	—
Units Redeemed (000’s)(1)	(1)	—(D)	(13)	—	(1)	—
Units Outstanding (000’s), end of year/period(1)	18	2	13	—(D)	1	—
Net Assets (000’s), end of year/period	$354	$48	$150	$1	$10	$—
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%	0.30%	0.32%(E)
Investment Income Ratio (B)	2.68%	2.54%	2.05%	1.32%	0.32%	1.00%(G)
Total Return (C)	-5.14%	28.39%	7.26%	8.32%	8.26%	7.19%(G)(I)

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT Small Cap Equity Insights Fund.
(2)  Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Annualized.
(F)  Absent reimbursement by Fidelity, the expense ratio would have been 0.32% in 2019 and 0.30% in 2020.
(G)  Not annualized.
(H)   The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(I)   The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Goldman Sachs		American Century		American Funds
	VIT US Equity Insights Fund		VP Capital Appreciation Fund(2)		New World Fund(2)
	Year Ended December 31,
	2020	2019(3)	2020	2019(3)	2020	2019
Unit value, beginning of year	$10.836	$10.000	$66.691	$49.190	$33.897	$26.023
Unit value, end of year	$12.700	$10.836(G)	$95.079	$66.691	$41.869	$33.897
Units outstanding (000’s), beginning of year/period(1)	—	—	2	—	—(D)	—
Units Issued (000’s)(1)	2	—	17	2	1	—(D)
Units Redeemed (000’s)(1)	—	—	(2)	—(D)	—(D)	—
Units Outstanding (000’s), end of year/period(1)	2	—	17	2	1	—(D)
Net Assets (000’s), end of year/period	$31	$—	$1,647	$110	$26	$2
Expense Ratio (A)	0.30%	0.32%(E)	0.30%	0.32%	0.30%	0.32%
Investment Income Ratio (B)	1.30%	2.17%(F)	0.10%	0.04%	0.24%	1.26%
Total Return (C)	17.19%	8.36%(F)(H)	42.57%	35.58%	23.52%	30.26%

Selected Per Unit and Supplementary Data:	Calvert		Delaware		DWS
	VP SRI Balanced Portfolio(2)		VIP Small Cap Value Series		Capital Growth VIP(2)
	Year Ended December 31,
	2020	2019	2020	2019(3)	2020	2019
Unit value, beginning of year	$7.468	$6.022	$10.914	$10.000	$129.933	$95.056
Unit value, end of year	$8.581	$7.468	$10.674	$10.914(G)	$180.122	$129.933
Units outstanding (000’s), beginning of year/period(1)	29	—	—	—	1	—
Units Issued (000’s)(1)	40	29	—(D)	—	20	1
Units Redeemed (000’s)(1)	—(D)	—(D)	—	—	(1)	—(D)
Units Outstanding (000’s), end of year/period(1)	69	29	—(D)	—	20	1
Net Assets (000’s), end of year/period	$589	$215	$4	$—	$3,640	$129
Expense Ratio (A)	0.30%	0.32%	0.30%	0.32%(E)	0.30%	0.32%
Investment Income Ratio (B)	1.54%	1.58%	1.13%	—	0.48%	0.42%
Total Return (C)	14.91%	24.00%	-2.20%	9.14%(F)(H)	38.63%	36.69%

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT US Equity Insights Fund and Delaware VIP Small Cap Value Series.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Annualized.
(F)  Not annualized.
(G)   The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(H)   The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	V.I. Main Street Fund(2)		VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$62.779	$47.686	$11.557	$8.821	$11.046	$10.000
Unit value, end of year	$71.318	$62.779	$11.998	$11.557	$13.167	$11.046(L)
Units outstanding (000’s), beginning of year/period(1)	1	—	—(D)	—	—	—
Units Issued (000’s)(1)	7	1	1	—(D)	—(D)	—
Units Redeemed (000’s)(1)	—(D)	—(D)	—(D)		—	—
Units Outstanding (000’s), end of year/period(1)	8	1	1	—(D)	—(D)	—
Net Assets (000’s), end of year/period	$545	$1	$10	$1	$—(G)	$—
Expense Ratio (A)	0.30%	0.32%	0.05%(H)	0.07%(H)	0.30%	0.32%(E)
Investment Income Ratio (B)	1.44%	1.06%	1.17%	1.30%	0.70%	0.39%(F)
Total Return (C)	13.60%	31.65%	3.82%	31.02%	19.20%	10.46%(F)(M)

Selected Per Unit and Supplementary Data:	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$14.769	$13.629	$41.179	$31.727	$10.512	$10.000
Unit value, end of year	$16.443	$14.769	$55.268	$41.179	$14.477	$10.512(L)
Units outstanding (000’s), beginning of year/period(1)	—(D)	—	6	—	—	—
Units Issued (000’s)(1)	3	—(D)	57	6	12	—
Units Redeemed (000’s)(1)	—(D)	—	(17)	—(D)	—	—
Units Outstanding (000’s), end of year/period(1)	3	—(D)	46	6	12	—
Net Assets (000’s), end of year/period	$45	$6	$2,554	$235	$176	$—
Expense Ratio (A)	0.20%(I)	0.22%(I)	0.05%(J)	0.07%(J)	0.25%(K)	0.27%(F)(K)
Investment Income Ratio (B)	1.58%	1.82%	—	—	—	—
Total Return (C)	11.33%	8.37%	34.21%	29.79%	37.71%	5.12%(F)(M)

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and Victory RS Small Cap Growth Equity VIP Series.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Annualized.
(F)  Not annualized.
(G)   Less than $500.
(H)  Absent reimbursement by MFS, the expense ratio would have been 0.32% in 2019 and 0.30% in 2020.
(I)  Absent reimbursement by PIMCO, the expense ratio would have been 0.32% 2019 and 0.30% in 2020.
(J)  Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.32% in 2019 and 0.30% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
(K)  Absent reimbursement by Victory, the expense ratio would have been 0.32% in 2019 and 0.30% in 2020.
(L)   The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(M)   The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
Tier 2 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$9.501	$7.261	$7.635	$6.299	$5.654
Unit value, end of year	$11.191	$9.501	$7.261	$7.635	$6.299
Units outstanding (000’s), beginning of year	5,083	4,433	4,824	11,144	10,864
Units Issued (000’s)	2,102	1,593	1,472	3,165	2,646
Units Redeemed (000’s)	(2,558)	(943)	(1,863)	(9,485)	(2,366)
Units Outstanding (000’s), end of year	4,627	5,083	4,433	4,824	11,144
Net Assets (000’s), end of year	$51,784	$48,291	$32,184	$36,829	$70,195
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%	1.76%
Total Return (C)	17.79%	30.86%	-4.90%	21.21%	11.40%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$24.749	$19.348	$21.168	$17.791	$16.015
Unit value, end of year	$28.801	$24.749	$19.348	$21.168	$17.791
Units outstanding (000’s), beginning of year	311	322	388	1,552	1,692
Units Issued (000’s)	86	84	96	227	242
Units Redeemed (000’s)	(117)	(95)	(162)	(1,391)	(382)
Units Outstanding (000’s), end of year	280	311	322	388	1,552
Net Assets (000’s), end of year	$8,072	$7,709	$6,228	$8,203	$27,612
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%	1.36%
Total Return (C)	16.37%	27.91%	-8.59%	18.98%	11.09%

*  Includes 401(k) Plans.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.657	$2.239	$2.630	$2.437	$2.038
Unit value, end of year	$2.542	$2.657	$2.239	$2.630	$2.437
Units outstanding (000’s), beginning of year	2,847	3,234	3,753	9,438	9,641
Units Issued (000’s)	1,062	703	836	2,253	1,604
Units Redeemed (000’s)	(1,345)	(1,090)	(1,355)	(7,938)	(1,807)
Units Outstanding (000’s), end of year	2,564	2,847	3,234	3,753	9,438
Net Assets (000’s), end of year	$6,517	$7,565	$7,239	$9,871	$23,005
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%	0.86%
Total Return (C)	-4.34%	18.69%	-14.88%	7.90%	19.61%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.960	$2.346	$2.692	$2.182	$2.026
Unit value, end of year	$4.227	$2.960	$2.346	$2.692	$2.182
Units outstanding (000’s), beginning of year	3,595	3,679	3,781	10,183	10,836
Units Issued (000’s)	1,358	951	1,186	2,426	1,714
Units Redeemed (000’s)	(1,533)	(1,035)	(1,288)	(8,828)	(2,367)
Units Outstanding (000’s), end of year	3,420	3,595	3,679	3,781	10,183
Net Assets (000’s), end of year	$14,455	$10,642	$8,634	$10,180	$22,221
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%	—
Total Return (C)	42.81%	26.15%	-12.84%	23.38%	7.72%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$10.158	$8.328	$10.000
Unit value, end of year/period	$11.197	$10.158	$8.328
Units outstanding (000’s), beginning of year/period	107	16	—
Units Issued (000’s)	54	111	17
Units Redeemed (000’s)	(23)	(20)	(1)
Units Outstanding (000’s), end of year/period	138	107	16
Net Assets (000’s), end of year/period	$1,545	$1,084	$135
Expense Ratio (A)	0.35%	0.35%	0.35%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	10.23%	21.97%	-16.72%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.611	$2.063	$2.409	$2.104	$1.818
Unit value, end of year	$2.676	$2.611	$2.063	$2.409	$2.104
Units outstanding (000’s), beginning of year	1,301	1,190	1,573	3,860	3,381
Units Issued (000’s)	708	372	349	943	1,022
Units Redeemed (000’s)	(804)	(261)	(732)	(3,230)	(543)
Units Outstanding (000’s), end of year	1,205	1,301	1,190	1,573	3,860
Net Assets (000’s), end of year	$3,224	$3,398	$2,455	$3,790	$8,121
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%	1.30%
Total Return (C)	2.47%	26.59%	-14.38%	14.50%	15.76%

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$5.728	$4.562	$5.159	$4.462	$3.716
Unit value, end of year	$6.478	$5.728	$4.562	$5.159	$4.462
Units outstanding (000’s), beginning of year	4,387	4,059	4,396	10,650	10,451
Units Issued (000’s)	1,452	1,487	1,082	3,071	2,377
Units Redeemed (000’s)	(2,217)	(1,159)	(1,419)	(9,325)	(2,178)
Units Outstanding (000’s), end of year	3,622	4,387	4,059	4,396	10,650
Net Assets (000’s), end of year	$23,463	$25,127	$18,514	$22,678	$47,517
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%	1.24%
Total Return (C)	13.10%	25.57%	-11.58%	15.63%	20.08%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$12.977	$10.909	$11.310	$10.013	$9.312
Unit value, end of year	$14.453	$12.977	$10.909	$11.310	$10.013
Units outstanding (000’s), beginning of year	397	401	480	1,619	1,635
Units Issued (000’s)	278	104	130	298	342
Units Redeemed (000’s)	(252)	(108)	(209)	(1,437)	(358)
Units Outstanding (000’s), end of year	423	397	401	480	1,619
Net Assets (000’s), end of year	$6,110	$5,156	$4,379	$5,430	$16,208
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%	2.05%
Total Return (C)	11.38%	18.95%	-3.55%	12.96%	7.53%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.158	$0.960	$1.112	$0.897	$0.885
Unit value, end of year	$1.249	$1.158	$0.960	$1.112	$0.897
Units outstanding (000’s), beginning of year	2,185	2,094	1,729	3,069	2,771
Units Issued (000’s)	654	443	994	1,273	932
Units Redeemed (000’s)	(875)	(352)	(629)	(2,613)	(634)
Units Outstanding (000’s), end of year	1,964	2,185	2,094	1,729	3,069
Net Assets (000’s), end of year	$2,452	$2,531	$2,011	$1,923	$2,753
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%	2.23%
Total Return (C)	7.81%	20.59%	-13.67%	24.02%	1.33%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.587	$2.545	$2.511	$2.503	$2.509
Unit value, end of year	$2.585	$2.587	$2.545	$2.511	$2.503
Units outstanding (000’s), beginning of year	1,214	1,012	950	2,471	2,117
Units Issued (000’s)	1,636	639	491	996	853
Units Redeemed (000’s)	(1,485)	(437)	(429)	(2,517)	(499)
Units Outstanding (000’s), end of year	1,365	1,214	1,012	950	2,471
Net Assets (000’s), end of year	$3,530	$3,140	$2,576	$2,386	$6,184
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%	—
Total Return (C)	-0.07%	1.66%	1.34%	0.33%	-0.23%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.750	$2.603	$2.597	$2.548	$2.470
Unit value, end of year	$2.879	$2.750	$2.603	$2.597	$2.548
Units outstanding (000’s), beginning of year	2,070	2,038	2,280	5,332	5,036
Units Issued (000’s)	1,082	707	662	1,429	1,227
Units Redeemed (000’s)	(837)	(675)	(904)	(4,481)	(931)
Units Outstanding (000’s), end of year	2,315	2,070	2,038	2,280	5,332
Net Assets (000’s), end of year	$6,664	$5,693	$5,305	$5,921	$13,583
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%	2.59%
Total Return (C)	4.68%	5.67%	0.21%	1.95%	3.13%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$7.399	$6.898	$6.911	$6.694	$6.417
Unit value, end of year	$7.845	$7.399	$6.898	$6.911	$6.694
Units outstanding (000’s), beginning of year	1,636	1,470	1,570	3,930	3,759
Units Issued (000’s)	1,035	668	559	1,153	1,035
Units Redeemed (000’s)	(803)	(502)	(659)	(3,513)	(864)
Units Outstanding (000’s), end of year	1,868	1,636	1,470	1,570	3,930
Net Assets (000’s), end of year	$14,658	$12,109	$10,139	$10,851	$26,308
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%	2.76%
Total Return (C)	6.03%	7.27%	-0.19%	3.24%	4.33%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.764	$1.583	$1.608	$1.503	$1.421
Unit value, end of year	$1.892	$1.764	$1.583	$1.608	$1.503
Units outstanding (000’s), beginning of year	3,251	2,692	3,941	5,905	3,478
Units Issued (000’s)	2,763(1)	1,860	1,268	1,255	3,009
Units Redeemed (000’s)	(662)	(1,301)	(2,517)	(3,219)	(582)
Units Outstanding (000’s), end of year	5,352	3,251	2,692	3,941	5,905
Net Assets (000’s), end of year	$10,125	$5,736	$4,262	$6,337	$8,878
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%	2.12%
Total Return (C)	7.22%	11.46%	-1.55%	6.96%	5.80%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.835	$1.596	$1.652	$1.499	$1.396
Unit value, end of year	$1.969	$1.835	$1.596	$1.652	$1.499
Units outstanding (000’s), beginning of year	4,996	4,813	4,860	9,460	8,894
Units Issued (000’s)	2,545	1,220	2,033	3,469	2,436
Units Redeemed (000’s)	(2,344)	(1,037)	(2,080)	(8,069)	(1,870)
Units Outstanding (000’s), end of year	5,197	4,996	4,813	4,860	9,460
Net Assets (000’s), end of year	$10,230	$9,167	$7,683	$8,027	$14,177
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%	2.32%
Total Return (C)	7.28%	14.94%	-3.35%	10.23%	7.33%

(1)   Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.896	$1.619	$1.693	$1.510	$1.396
Unit value, end of year	$2.062	$1.896	$1.619	$1.693	$1.510
Units outstanding (000’s), beginning of year	16,119	13,587	15,098	29,605	24,967
Units Issued (000’s)	3,600	5,941	5,628	7,991	8,281
Units Redeemed (000’s)	(4,228)	(3,409)	(7,139)	(22,498)	(3,643)
Units Outstanding (000’s), end of year	15,491	16,119	13,587	15,098	29,605
Net Assets (000’s), end of year	$31,937	$30,562	$21,994	$25,560	$44,707
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%	1.92%
Total Return (C)	8.73%	17.12%	-4.38%	12.11%	8.18%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.014	$1.687	$1.786	$1.567	$1.431
Unit value, end of year	$2.213	$2.014	$1.687	$1.786	$1.567
Units outstanding (000’s), beginning of year	20,890	16,443	14,642	29,959	23,883
Units Issued (000’s)	12,195	8,785	6,495	10,450	8,750
Units Redeemed (000’s)	(8,745)	(4,338)	(4,694)	(25,767)	(2,674)
Units Outstanding (000’s), end of year	24,340	20,890	16,443	14,642	29,959
Net Assets (000’s), end of year	$53,859	$42,069	$27,739	$26,153	$46,932
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%	1.72%
Total Return (C)	9.88%	19.38%	-5.55%	14.02%	9.44%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.117	$1.743	$1.870	$1.618	$1.466
Unit value, end of year	$2.356	$2.117	$1.743	$1.870	$1.618
Units outstanding (000’s), beginning of year	19,415	15,890	13,763	22,992	18,503
Units Issued (000’s)	8,762	6,920	5,841	11,822	6,500
Units Redeemed (000’s)	(5,944)	(3,395)	(3,714)	(21,051)	(2,011)
Units Outstanding (000’s), end of year	22,233	19,415	15,890	13,763	22,992
Net Assets (000’s), end of year	$52,388	$41,109	$27,689	$25,740	$37,198
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%	1.65%
Total Return (C)	11.28%	21.51%	-6.82%	15.59%	10.33%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.149	$1.744	$1.890	$1.619	$1.458
Unit value, end of year	$2.411	$2.149	$1.744	$1.890	$1.619
Units outstanding (000’s), beginning of year	13,340	10,641	9,781	18,494	14,718
Units Issued (000’s)	7,534	5,202	4,466	7,923	5,706
Units Redeemed (000’s)	(5,155)	(2,503)	(3,606)	(16,636)	(1,930)
Units Outstanding (000’s), end of year	15,719	13,340	10,641	9,781	18,494
Net Assets (000’s), end of year	$37,901	$28,664	$18,561	$18,481	$29,939
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%	1.54%
Total Return (C)	12.22%	23.18%	-7.69%	16.72%	11.03%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.146	$1.733	$1.889	$1.615	$1.452
Unit value, end of year	$2.426	$2.146	$1.733	$1.889	$1.615
Units outstanding (000’s), beginning of year	11,854	9,533	8,229	14,291	11,938
Units Issued (000’s)	8,227	4,561	3,765	6,379	3,994
Units Redeemed (000’s)	(5,395)	(2,240)	(2,461)	(12,441)	(1,641)
Units Outstanding (000’s), end of year	14,686	11,854	9,533	8,229	14,291
Net Assets (000’s), end of year	$35,626	$25,440	$16,524	$15,549	$23,084
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%	1.48%
Total Return (C)	13.03%	23.81%	-8.26%	16.97%	11.26%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.127	$1.714	$1.875	$1.600	$1.438
Unit value, end of year	$2.402	$2.127	$1.714	$1.875	$1.600
Units outstanding (000’s), beginning of year	14,013	10,564	9,588	16,024	13,333
Units Issued (000’s)	7,902	6,198	4,004	8,009	4,416
Units Redeemed (000’s)	(5,585)	(2,749)	(3,028)	(14,445)	(1,725)
Units Outstanding (000’s), end of year	16,330	14,013	10,564	9,588	16,024
Net Assets (000’s), end of year	$39,217	$29,805	$18,106	$17,980	$25,642
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%	1.49%
Total Return (C)	12.91%	24.10%	-8.61%	17.19%	11.28%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.022	$1.627	$1.790	$1.524	$1.368
Unit value, end of year	$2.284	$2.022	$1.627	$1.790	$1.524
Units outstanding (000’s), beginning of year	10,124	6,117	4,815	6,602	3,766
Units Issued (000’s)	7,089	6,061	3,318	5,086	3,778
Units Redeemed (000’s)	(4,483)	(2,054)	(2,016)	(6,873)	(942)
Units Outstanding (000’s), end of year	12,730	10,124	6,117	4,815	6,602
Net Assets (000’s), end of year	$29,079	$20,467	$9,955	$8,617	$10,060
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%	1.07%
Total Return (C)	13.00%	24.21%	-9.06%	17.44%	11.38%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2016(1)
	2020	2019	2018	2017
Unit value, beginning of year/period	$1.375	$1.109	$1.222	$1.039	$1.000
Unit value, end of year/period	$1.561	$1.375	$1.109	$1.222	$1.039
Units outstanding (000’s), beginning of year/period	4,514	2,438	635	58	—
Units Issued (000’s)	4,636	3,066	2,022	967	58
Units Redeemed (000’s)	(2,315)	(990)	(219)	(390)	—
Units Outstanding (000’s), end of year/period	6,835	4,514	2,438	635	58
Net Assets (000’s), end of year/period	$10,669	$6,206	$2,704	$776	$60
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%(D)
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—	—
Total Return (C)	13.53%	23.96%	-9.20%	17.56%	3.91%(E)

(1)  For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$11.081	$8.930	$10.000
Unit value, end of year/period	$12.598	$11.081	$8.930
Units outstanding (000’s), beginning of year/period	87	18	—
Units Issued (000’s)	217	78	19
Units Redeemed (000’s)	(80)	(9)	(1)
Units Outstanding (000’s), end of year/period	224	87	18
Net Assets (000’s), end of year/period	$2,818	$969	$164
Expense Ratio (A)	0.35%	0.35%	0.35%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	13.69%	24.09%	-10.70%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.798
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	31
Units Redeemed (000’s)	—(F)
Units Outstanding (000’s), end of period	31
Net Assets (000’s), end of period	$364
Expense Ratio (A)	0.35%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.98%(E)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)   Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.275	$2.003	$2.052	$1.891	$1.778
Unit value, end of year	$2.479	$2.275	$2.003	$2.052	$1.891
Units outstanding (000’s), beginning of year	2,888	2,578	2,247	5,636	5,129
Units Issued (000’s)	968	790	1,095	1,654	1,597
Units Redeemed (000’s)	(986)	(480)	(764)	(5,043)	(1,090)
Units Outstanding (000’s), end of year	2,870	2,888	2,578	2,247	5,636
Net Assets (000’s), end of year	$7,114	$6,571	$5,163	$4,611	$10,658
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%	2.32%
Total Return (C)	8.94%	13.59%	-2.39%	8.52%	6.32%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.014	$2.538	$2.665	$2.352	$2.164
Unit value, end of year	$3.354	$3.014	$2.538	$2.665	$2.352
Units outstanding (000’s), beginning of year	6,651	6,186	6,430	13,369	12,904
Units Issued (000’s)	2,556	2,039	1,993	3,287	2,954
Units Redeemed (000’s)	(3,048)	(1,574)	(2,237)	(10,226)	(2,489)
Units Outstanding (000’s), end of year	6,159	6,651	6,186	6,430	13,369
Net Assets (000’s), end of year	$20,654	$20,045	$15,701	$17,134	$31,443
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%	2.17%
Total Return (C)	11.28%	18.74%	-4.75%	13.30%	8.69%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.612	$2.953	$3.191	$2.746	$2.486
Unit value, end of year	$4.094	$3.612	$2.953	$3.191	$2.746
Units outstanding (000’s), beginning of year	4,039	4,346	4,521	8,348	8,639
Units Issued (000’s)	1,904	1,038	1,381	2,353	1,645
Units Redeemed (000’s)	(1,989)	(1,345)	(1,556)	(6,180)	(1,936)
Units Outstanding (000’s), end of year	3,954	4,039	4,346	4,521	8,348
Net Assets (000’s), end of year	$16,185	$14,590	$12,835	$14,430	$22,924
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%	1.99%
Total Return (C)	13.32%	22.32%	-7.46%	16.21%	10.46%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$99.736	$78.455	$85.766	$76.163	$64.702
Unit value, end of year	$106.147	$99.736	$78.455	$85.766	$76.163
Units outstanding (000’s), beginning of year	119	113	143	451	443
Units Issued (000’s)	61	36	32	86	102
Units Redeemed (000’s)	(68)	(30)	(62)	(394)	(94)
Units Outstanding (000’s), end of year	112	119	113	143	451
Net Assets (000’s), end of year	$11,917	$11,829	$8,885	$12,236	$34,357
Expense Ratio (A)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%	2.38%
Total Return (C)	6.43%	27.12%	-8.52%	12.61%	17.71%

(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$60.183	$51.023	$54.044	$47.484	$46.180
Unit value, end of year	$68.960	$60.183	$51.023	$54.044	$47.484
Units outstanding (000’s), beginning of year	137	153	192	341	360
Units Issued (000’s)	66	40	39	109	50
Units Redeemed (000’s)	(81)	(56)	(78)	(258)	(69)
Units Outstanding (000’s), end of year	122	137	153	192	341
Net Assets (000’s), end of year	$8,440	$8,250	$7,783	$10,381	$16,206
Expense Ratio (A)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%	1.45%
Total Return (C)	14.58%	17.95%	-5.59%	13.81%	2.82%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$122.945	$93.673	$100.305	$82.510	$76.612
Unit value, end of year	$160.124	$122.945	$93.673	$100.305	$82.510
Units outstanding (000’s), beginning of year	284	295	354	949	1,041
Units Issued (000’s)	94	71	76	201	137
Units Redeemed (000’s)	(125)	(82)	(135)	(796)	(229)
Units Outstanding (000’s), end of year	253	284	295	354	949
Net Assets (000’s), end of year	$40,588	$34,962	$27,617	$35,552	$78,275
Expense Ratio (A)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%	0.79%
Total Return (C)	30.24%	31.25%	-6.61%	21.57%	7.70%

(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$99.583	$80.870	$94.867	$78.726	$70.324
Unit value, end of year	$117.403	$99.583	$80.870	$94.867	$78.726
Units outstanding (000’s), beginning of year	105	110	121	286	304
Units Issued (000’s)	38	22	25	87	43
Units Redeemed (000’s)	(45)	(27)	(36)	(252)	(61)
Units Outstanding (000’s), end of year	98	105	110	121	286
Net Assets (000’s), end of year	$11,564	$10,476	$8,887	$11,438	$22,477
Expense Ratio (A)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%	0.50%
Total Return (C)	17.89%	23.14%	-14.75%	20.50%	11.95%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$36.083	$28.806	$31.809	$28.211	$25.082
Unit value, end of year	$40.192	$36.083	$28.806	$31.809	$28.211
Units outstanding (000’s), beginning of year	281	245	243	708	721
Units Issued (000’s)	169	114	108	174	150
Units Redeemed (000’s)	(167)	(78)	(106)	(639)	(163)
Units Outstanding (000’s), end of year	283	281	245	243	708
Net Assets (000’s), end of year	$11,377	$10,151	$7,054	$7,735	$19,966
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%	2.66%
Total Return (C)	11.39%	25.26%	-9.44%	12.75%	12.47%

(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$43.846	$33.532	$38.509	$27.087	$26.675
Unit value, end of year	$68.851	$43.846	$33.532	$38.509	$27.087
Units outstanding (000’s), beginning of year	443	430	467	1,115	1,182
Units Issued (000’s)	190	124	135	248	188
Units Redeemed (000’s)	(189)	(111)	(172)	(896)	(255)
Units Outstanding (000’s), end of year	444	443	430	467	1,115
Net Assets (000’s), end of year	$30,541	$19,406	$14,415	$18,001	$30,201
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%	1.44%
Total Return (C)	57.03%	30.76%	-12.92%	42.17%	1.55%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$21.284	$16.582	$17.582	$16.841	$15.597
Unit value, end of year	$20.181	$21.284	$16.582	$17.582	$16.841
Units outstanding (000’s), beginning of year	169	129	145	349	231
Units Issued (000’s)	89	88	47	118	264
Units Redeemed (000’s)	(137)	(48)	(63)	(322)	(146)
Units Outstanding (000’s), end of year	121	169	129	145	349
Net Assets (000’s), end of year	$2,445	$3,602	$2,134	$2,541	$5,885
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%	2.08%
Total Return (C)	-5.18%	28.36%	-5.69%	4.40%	7.98%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.981	$10.140	$10.000
Unit value, end of year/period	$11.773	$10.981	$10.140
Units outstanding (000’s), beginning of year/period	236	36	—
Units Issued (000’s)	205	232	36
Units Redeemed (000’s)	(158)	(32)	—(F)
Units Outstanding (000’s), end of year/period	283	236	36
Net Assets (000’s), end of year/period	$3,330	$2,595	$360
Expense Ratio (A)	0.35%	0.35%	0.35%(D)
Investment Income Ratio (B)	2.05%	2.54%	—
Total Return (C)	7.21%	8.29%	1.40%(E)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.716	$10.000	$10.834	$10.000
Unit value, end of year/period	$11.595	$10.716	$12.690	$10.834
Units outstanding (000’s), beginning of year/period	—	—	3	—
Units Issued (000’s)	7	1	7	3
Units Redeemed (000’s)	(1)	(1)	(6)	—(F)
Units Outstanding (000’s), end of year/period	6	—(F)	4	3
Net Assets (000’s), end of year/period	$66	$5	$49	$31
Expense Ratio (A)	0.35%	0.35%(D)	0.35%	0.35%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	8.20%	7.16%(E)	17.14%	8.34%(E)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$66.674	$49.190	$51.921	$42.647	$41.352
Unit value, end of year	$95.007	$66.674	$49.190	$51.921	$42.647
Units outstanding (000’s), beginning of year	224	223	249	704	785
Units Issued (000’s)	82	73	64	155	118
Units Redeemed (000’s)	(106)	(72)	(90)	(610)	(199)
Units Outstanding (000’s), end of year	200	224	223	249	704
Net Assets (000’s), end of year	$19,015	$14,914	$10,970	$12,945	$30,002
Expense Ratio (A)	0.35%	0.35%	0.35%	0.16%(D)	0.10%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—	—
Total Return (C)	42.50%	35.54%	-5.26%	21.75%	3.13%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$33.888	$26.023	$30.593	$23.667	$22.494
Unit value, end of year	$41.838	$33.888	$26.023	$30.593	$23.667
Units outstanding (000’s), beginning of year	29	21	24	37	27
Units Issued (000’s)	12	13	10	20	18
Units Redeemed (000’s)	(10)	(5)	(13)	(33)	(8)
Units Outstanding (000’s), end of year	31	29	21	24	37
Net Assets (000’s), end of year	$1,306	$996	$550	$727	$882
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%	1.19%
Total Return (C)	23.46%	30.22%	-14.94%	29.26%	5.22%

(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by American Century, the expense ratio would have been 0.35% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$7.466	$6.022	$6.210	$5.564	$5.177
Unit value, end of year	$8.575	$7.466	$6.022	$6.210	$5.564
Units outstanding (000’s), beginning of year	1,114	1,078	1,227	1,893	1,828
Units Issued (000’s)	426	253	303	499	365
Units Redeemed (000’s)	(483)	(217)	(452)	(1,165)	(300)
Units Outstanding (000’s), end of year	1,057	1,114	1,078	1,227	1,893
Net Assets (000’s), end of year	$9,062	$8,319	$6,492	$7,617	$10,534
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%	1.86%
Total Return (C)	14.86%	23.97%	-3.02%	11.60%	7.47%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.911	$10.000
Unit value, end of year/period	$10.666	$10.911
Units outstanding (000’s), beginning of year/period	2	—
Units Issued (000’s)	17	3
Units Redeemed (000’s)	(8)	(1)
Units Outstanding (000’s), end of year/period	11	2
Net Assets (000’s), end of year/period	$116	$24
Expense Ratio (A)	0.35%	0.35%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-2.25%	9.11%(E)

(1)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$129.900	$95.056	$96.942	$77.031	$74.157
Unit value, end of year	$179.986	$129.900	$95.056	$96.942	$77.031
Units outstanding (000’s), beginning of year	137	124	153	450	505
Units Issued (000’s)	71	47	47	117	73
Units Redeemed (000’s)	(85)	(34)	(76)	(414)	(128)
Units Outstanding (000’s), end of year	123	137	124	153	450
Net Assets (000’s), end of year	$22,106	$17,850	$11,764	$14,815	$34,629
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%	0.82%
Total Return (C)	38.56%	36.66%	-1.95%	25.85%	3.88%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$62.763	$47.686	$51.953	$44.598	$40.100
Unit value, end of year	$71.264	$62.763	$47.686	$51.953	$44.598
Units outstanding (000’s), beginning of year	60	61	54	161	132
Units Issued (000’s)	22	20	30	45	60
Units Redeemed (000’s)	(33)	(21)	(23)	(152)	(31)
Units Outstanding (000’s), end of year	49	60	61	54	161
Net Assets (000’s), end of year	$3,475	$3,766	$2,916	$2,818	$7,182
Expense Ratio (A)	0.35%	0.35%	0.35%	0.35%	0.35%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%	1.10%
Total Return (C)	13.54%	31.62%	-8.21%	16.49%	11.22%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$11.554	$8.821	$10.000
Unit value, end of year/period	$11.989	$11.554	$8.821
Units outstanding (000’s), beginning of year/period	4	—(G)	—
Units Issued (000’s)	12	5	—(G)
Units Redeemed (000’s)	(4)	(1)	—
Units Outstanding (000’s), end of year/period	12	4	—(G)
Net Assets (000’s), end of year/period	$144	$42	$1
Expense Ratio (A)	0.10%(F)	0.10%(F)	0.10%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	3.77%	30.99%	-11.79%(E)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$11.043	$10.000
Unit value, end of year/period	$13.157	$11.043
Units outstanding (000’s), beginning of year/period	8	—
Units Issued (000’s)	39	8
Units Redeemed (000’s)	(3)	—(G)
Units Outstanding (000’s), end of year/period	44	8
Net Assets (000’s), end of year/period	$576	$87
Expense Ratio (A)	0.35%	0.35%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	19.14%	10.43%(E)

(1)  For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Absent reimbursement by MFS, the expense ratio would have been 0.35%.
(G)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$14.766	$13.629	$13.960	$13.475	$12.867
Unit value, end of year	$16.431	$14.766	$13.629	$13.960	$13.475
Units outstanding (000’s), beginning of year	88	78	77	96	77
Units Issued (000’s)	194	31	29	71	57
Units Redeemed (000’s)	(105)	(21)	(28)	(90)	(38)
Units Outstanding (000’s), end of year	177	88	78	77	96
Net Assets (000’s), end of year	$2,906	$1,293	$1,065	$1,073	$1,292
Expense Ratio (A)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)	0.25%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%	2.47%
Total Return (C)	11.28%	8.34%	-2.37%	3.60%	4.72%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$41.169	$31.727	$31.161	$22.933	$22.803
Unit value, end of year	$55.226	$41.169	$31.727	$31.161	$22.933
Units outstanding (000’s), beginning of year	323	263	204	292	329
Units Issued (000’s)	337	168	217	316	184
Units Redeemed (000’s)	(282)	(108)	(158)	(404)	(221)
Units Outstanding (000’s), end of year	378	323	263	204	292
Net Assets (000’s), end of year	$20,854	$13,294	$8,357	$6,360	$6,702
Expense Ratio (A)	0.10%(E)	0.10%(E)	0.10%(E)	0.19%(E)	0.20%(E)
Investment Income Ratio (B)	—	—	3.36%	—	—
Total Return (C)	34.14%	29.76%	1.82%	35.87%	0.57%

(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by PIMCO, the expense ratio would have been 0.35%.
(E)  Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.509	$10.000
Unit value, end of year/period	$14.466	$10.509
Units outstanding (000’s), beginning of year/period	1	—
Units Issued (000’s)	38	3
Units Redeemed (000’s)	(8)	(2)
Units Outstanding (000’s), end of year/period	31	1
Net Assets (000’s), end of year/period	$455	$10
Expense Ratio (A)	0.30%(F)	0.35%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	37.64%	5.09%(E)

(1)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)  Absent reimbursement by Victory, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
Certain National Accounts Tier 3 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$9.501	$7.238	$24.749	$19.288	$2.657	$2.231
Unit value, end of year	$11.191	$9.501	$28.801	$24.749	$2.542	$2.657
Units outstanding (000’s), beginning of year/period(1)	1,593	—	127	—	1,072	—
Units Issued (000’s)(1)	1,939	1,677	149	136	1,212	1,106
Units Redeemed (000’s)(1)	(657)	(84)	(29)	(9)	(280)	(34)
Units Outstanding (000’s), end of year/period(1)	2,875	1,593	247	127	2,004	1,072
Net Assets (000’s), end of year/period	$32,173	$15,133	$7,119	$3,136	$5,095	$2,849
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	3.44%	1.65%	2.66%	1.25%	3.31%	0.83%
Total Return (C)	17.79%	30.79%	16.37%	27.85%	-4.34%	18.63%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund(2)		Mid Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.960	$2.339	$10.158	$8.324	$2.611	$2.056
Unit value, end of year	$4.227	$2.960	$11.197	$10.158	$2.676	$2.611
Units outstanding (000’s), beginning of year/period(1)	1,418	—	24	—	304	—
Units Issued (000’s)(1)	1,516	1,491	56	24	457	334
Units Redeemed (000’s)(1)	(401)	(73)	(13)	—(D)	(173)	(30)
Units Outstanding (000’s), end of year/period(1)	2,533	1,418	67	24	588	304
Net Assets (000’s), end of year/period	$10,709	$4,196	$751	$247	$1,573	$795
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	0.41%	0.09%	0.86%	1.66%	4.48%	1.35%
Total Return (C)	42.81%	26.09%	10.23%	21.92%	2.47%	26.53%

*  Includes 401(k) and 401(k) SIMPLE Plans.
(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)		Composite Fund(2)		International Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$5.728	$4.548	$12.977	$10.876	$1.158	$0.957
Unit value, end of year	$6.478	$5.728	$14.453	$12.977	$1.249	$1.158
Units outstanding (000’s), beginning of year/period(1)	1,453	—	203	—	620	—
Units Issued (000’s)(1)	1,364	1,535	149	277	476	791
Units Redeemed (000’s)(1)	(433)	(82)	(40)	(24)	(176)	(171)
Units Outstanding (000’s), end of year/period(1)	2,384	1,453	312	203	920	620
Net Assets (000’s), end of year/period	$15,443	$8,325	$4,516	$2,628	$1,149	$719
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	2.79%	1.20%	4.06%	2.20%	4.59%	2.38%
Total Return (C)	13.10%	25.51%	11.38%	18.90%	7.81%	20.53%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)		Mid-Term Bond Fund(2)		Bond Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.587	$2.537	$2.750	$2.595	$7.399	$6.897
Unit value, end of year	$2.585	$2.587	$2.879	$2.750	$7.845	$7.399
Units outstanding (000’s), beginning of year/period(1)	391	—	798	—	813	—
Units Issued (000’s)(1)	826	473	1,157	853	979	921
Units Redeemed (000’s)(1)	(135)	(82)	(251)	(55)	(318)	(108)
Units Outstanding (000’s), end of year/period(1)	1,082	391	1,704	798	1,474	813
Net Assets (000’s), end of year/period	$2,798	$1,012	$4,906	$2,196	$11,568	$6,017
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	4.22%	1.15%	3.48%	2.14%	4.55%	2.54%
Total Return (C)	-0.07%	1.61%	4.68%	5.62%	6.03%	7.22%

(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$1.764	$1.578	$1.835	$1.591	$1.896	$1.614
Unit value, end of year	$1.892	$1.764	$1.969	$1.835	$2.062	$1.896
Units outstanding (000’s), beginning of year/period(1)	1,743	—	1,905	—	9,330	—
Units Issued (000’s)(1)	1,850(3)	1,948	412	2,110	4,018	10,029
Units Redeemed (000’s)(1)	(770)	(205)	(327)	(205)	(2,002)	(699)
Units Outstanding (000’s), end of year/period(1)	2,823	1,743	1,990	1,905	11,346	9,330
Net Assets (000’s), end of year/period	$5,340	$3,076	$3,917	$3,495	$23,390	$17,690
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	5.80%	1.70%	5.76%	2.03%	5.74%	1.89%
Total Return (C)	7.22%	11.41%	7.28%	14.88%	8.73%	17.06%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.014	$1.682	$2.117	$1.737	$2.149	$1.739
Unit value, end of year	$2.213	$2.014	$2.356	$2.117	$2.411	$2.149
Units outstanding (000’s), beginning of year/period(1)	11,534	—	9,183	—	9,079	—
Units Issued (000’s)(1)	6,867	11,822	5,174	9,440	4,251	9,200
Units Redeemed (000’s)(1)	(2,262)	(288)	(1,626)	(257)	(1,258)	(121)
Units Outstanding (000’s), end of year/period(1)	16,139	11,534	12,731	9,183	12,072	9,079
Net Assets (000’s), end of year/period	$35,712	$23,228	$29,998	$19,443	$29,109	$19,509
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	5.57%	1.71%	5.44%	1.62%	5.39%	1.55%
Total Return (C)	9.88%	19.32%	11.28%	21.45%	12.22%	23.12%

(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(3)   Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.146	$1.728	$2.127	$1.709	$2.022	$1.622
Unit value, end of year	$2.426	$2.146	$2.402	$2.127	$2.284	$2.022
Units outstanding (000’s), beginning of year/period(1)	7,004	—	7,224	—	5,167	—
Units Issued (000’s)(1)	4,137	7,224	4,423	7,667	3,983	5,383
Units Redeemed (000’s)(1)	(1,182)	(220)	(1,341)	(443)	(1,358)	(216)
Units Outstanding (000’s), end of year/period(1)	9,959	7,004	10,306	7,224	7,792	5,167
Net Assets (000’s), end of year/period	$24,158	$15,031	$24.751	$15,365	$17,798	$10,446
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	5.29%	1.52%	5.20%	1.54%	5.16%	1.42%
Total Return (C)	13.03%	23.75%	12.91%	24.04%	13.00%	24.15%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund(2)		2065 Retirement Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020(3)
Unit value, beginning of year	$1.375	$1.107	$11.081	$8.926	$10.000
Unit value, end of year	$1.561	$1.375	$12.598	$11.081	$11.798
Units outstanding (000’s), beginning of year/period(1)	2,668	—	80	—	—
Units Issued (000’s)(1)	2,953	2,833	167	83	3
Units Redeemed (000’s)(1)	(659)	(165)	(27)	(3)	(1)
Units Outstanding (000’s), end of year/period(1)	4,962	2,668	220	80	2
Net Assets (000’s), end of year/period	$7,746	$3,669	$2,767	$881	$29
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%(D)
Investment Income Ratio (B)	5.06%	1.04%	5.26%	0.09%	5.72%(E)
Total Return (C)	13.53%	23.90%	13.69%	24.03%	17.98%(E)

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Mutual of America 2065 Retirement Fund.
(2)  Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)		Moderate Allocation Fund(2)		Aggressive Allocation Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.275	$1.997	$3.014	$2.531	$3.612	$2.944
Unit value, end of year	$2.479	$2.275	$3.354	$3.014	$4.094	$3.612
Units outstanding (000’s), beginning of year/period(1)	1,664	—	3,019	—	1,576	—
Units Issued (000’s)(1)	1,798	1,846	2,688	3,141	1,493	1,630
Units Redeemed (000’s)(1)	(284)	(182)	(659)	(122)	(575)	(54)
Units Outstanding (000’s), end of year/period(1)	3,178	1,664	5,048	3,019	2,494	1,576
Net Assets (000’s), end of year/period	$7,876	$3,787	$16,929	$9,099	$10,208	$5,693
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	5.91%	2.06%	5.81%	2.02%	5.55%	1.91%
Total Return (C)	8.94%	13.53%	11.28%	18.68%	13.32%	22.26%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$99.736	$78.213	$60.183	$50.868	$122.945	$93.381
Unit value, end of year	$106.147	$99.736	$68.960	$60.183	$160.124	$122.945
Units outstanding (000’s), beginning of year/period(1)	44	—	54	—	95	—
Units Issued (000’s)(1)	54	45	39	58	95	100
Units Redeemed (000’s)(1)	(11)	(1)	(8)	(4)	(22)	(5)
Units Outstanding (000’s), end of year/period(1)	87	44	85	54	168	95
Net Assets (000’s), end of year/period	$9,187	$4,441	$5,866	$3,229	$26,850	$11,663
Expense Ratio (A)	0.25%(D)	0.30%(D)	0.25%(D)	0.30%(D)	0.25%(D)	0.30%(D)
Investment Income Ratio (B)	1.78%	2.02%	1.50%	1.79%	0.25%	0.46%
Total Return (C)	6.43%	27.06%	14.58%	17.90%	30.24%	31.19%

(1)  Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)  Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)  Absent reimbursement by Fidelity, the expense ratio would have been 0.32% in 2019 and 0.35% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$99.583	$80.617	$36.083	$28.717	$43.846	$33.427
Unit value, end of year	$117.403	$99.583	$40.192	$36.083	$68.851	$43.846
Units outstanding (000’s), beginning of year/period(1)	32	—	96	—	138	—
Units Issued (000’s)(1)	26	40	95	110	147	148
Units Redeemed (000’s)(1)	(9)	(8)	(23)	(14)	(39)	(10)
Units Outstanding (000’s), end of year/period(1)	49	32	168	96	246	138
Net Assets (000’s), end of year/period	$5,764	$3,171	$6,743	$3,478	$16,910	$6,036
Expense Ratio (A)	0.25%(F)	0.30%(F)	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	0.65%	0.85%	2.71%	2.88%	1.21%	1.44%
Total Return (C)	17.89%	23.087%	11.39%	25.20%	57.03%	30.69%

Selected Per Unit and Supplementary Data:	Vanguard				Goldman Sachs
	VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio(2)		VIT Small Cap Equity Insights Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$21.284	$16.530	$10.981	$10.135	$10.716	$10.000
Unit value, end of year	$20.181	$21.284	$11.773	$10.981	$11.595	$10.716(G)
Units outstanding (000’s), beginning of year/period(1)	33	—	57	—	—	—
Units Issued (000’s)(1)	60	37	195	59	1	—
Units Redeemed (000’s)(1)	(9)	(4)	(60)	(2)	—	—
Units Outstanding (000’s), end of year/period(1)	84	33	192	57	1	—
Net Assets (000’s), end of year/period	$1,700	$712	$2,264	$625	$8	$—
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%	0.35%	0.40%(D)
Investment Income Ratio (B)	2.68%	2.54%	2.05%	1.32%	0.32%	1.00%(E)
Total Return (C)	-5.18%	28.29%	7.21%	8.24%	8.20%	7.16%(E)(H)

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT Small Cap Equity Insights Fund.
(2)  Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not Annualized.
(F)  Absent reimbursement by Fidelity, the expense ratio would have been 0.32% in 2019 and 0.35% in 2020.
(G)   The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(H)   The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Goldman Sachs		American Century		American Funds
	VIT US Equity Insights Fund		VP Capital Appreciation Fund(2)		New World Fund(2)
	Year Ended December 31,
	2020	2019(3)	2020	2019(3)	2020	2019
Unit value, beginning of year	$10.834	$10.000	$66.674	$49.036	$33.888	$25.942
Unit value, end of year	$12.690	$10.834	$95.007	$66.674	$41.838	$33.888
Units outstanding (000’s), beginning of year/period(1)	1	—	86	—	12	—
Units Issued (000’s)(1)	1	1	88	98	11	15
Units Redeemed (000’s)(1)	—	—	(23)	(12)	(3)	(3)
Units Outstanding (000’s), end of year/period(1)	2	1	151	86	20	12
Net Assets (000’s), end of year/period	$22	$6	$14,336	$5,730	$855	$414
Expense Ratio (A)	0.35%	0.40%(D)	0.35%	0.40%	0.35%	0.40%
Investment Income Ratio (B)	1.30%	2.17%(E)	0.10%	0.04%	0.24%	1.26%
Total Return (C)	17.14%	8.34%(E)(G)	42.50%	35.48%	23.46%	30.16%

Selected Per Unit and Supplementary Data:	Calvert		Delaware		DWS
	VP SRI Balanced Portfolio(2)		VIP Small Cap Value Series		Capital Growth VIP(2)
	Year Ended December 31,
	2020	2019	2020	2019(3)	2020	2019
Unit value, beginning of year	$7.466	$6.004	$10.911	$10.000	$129.900	$94.759
Unit value, end of year	$8.575	$7.466	$10.666	$10.911(F)	$179.986	$129.900
Units outstanding (000’s), beginning of year/period(1)	291	—	—	—	51	—
Units Issued (000’s)(1)	850	297	1	—	57	54
Units Redeemed (000’s)(1)	(99)	(6)	—	—	(18)	(3)
Units Outstanding (000’s), end of year/period(1)	1,042	291	1	—	90	51
Net Assets (000’s), end of year/period	$8,935	$2,176	$13	$—	$16,216	$6,683
Expense Ratio (A)	0.35%	0.40%	0.35%	0.40%(D)	0.35%	0.40%
Investment Income Ratio (B)	1.54%	1.58%	1.13%	—	0.48%	0.42%
Total Return (C)	14.86%	23.91%	-2.25%	9.11%(E)(G)	38.56%	36.59%

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT US Equity Insights Fund and Delaware VIP Small Cap Value Series.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 2 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Annualized.
(E)  Not annualized.
(F)   The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(G)   The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	V.I. Main Street Fund(2)		VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$62.763	$47.538	$11.554	$8.816	$11.043	$10.000
Unit value, end of year	$71.264	$62.763	$11.989	$11.554	$13.157	$11.043(J)
Units outstanding (000’s), beginning of year/period(1)	13	—	2	—	1	—
Units Issued (000’s)(1)	13	16	6	3	4	1
Units Redeemed (000’s)(1)	(2)	(3)	—	(1)	—(D)	—
Units Outstanding (000’s), end of year/period(1)	24	13	8	2	5	1
Net Assets (000’s), end of year/period	$1,691	$820	$93	$28	$61	$15
Expense Ratio (A)	0.35%	0.40%	0.10%(G)	0.15%(G)	0.35%	0.40%(E)
Investment Income Ratio (B)	1.44%	1.06%	1.17%	1.30%	0.70%	0.39%(F)
Total Return (C)	13.54%	31.55%	3.77%	30.92%	19.14%	10.43%(F)(K)

Selected Per Unit and Supplementary Data:	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series
	Year Ended December 31,
	2020	2019(3)	2020	2019	2020	2019(3)
Unit value, beginning of year	$14.766	$13.587	$41.169	$31.628	$10.509	$10.000
Unit value, end of year	$16.431	$14.766	$55.226	$41.169	$14.466	$10.509(J)
Units outstanding (000’s), beginning of year/period(1)	26	—	128	—	1	—
Units Issued (000’s)(1)	43	28	209	154	9	1
Units Redeemed (000’s)(1)	(4)	(2)	(47)	(26)	(2)	—
Units Outstanding (000’s), end of year/period(1)	65	26	290	128	8	1
Net Assets (000’s), end of year/period	$1,074	$389	$16,025	$5,257	$114	$8
Expense Ratio (A)	0.25%(H)	0.30%(H)	0.10%(I)	0.15%(I)	0.30%(L)	0.35%(E)(L)
Investment Income Ratio (B)	1.58%	1.82%	—	—	—	—
Total Return (C)	11.28%	8.28%	34.14%	29.70%	37.64%	5.09%(F)(K)

(1)   Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and Victory RS Small Cap Growth VIP Equity Series.
(2)   Prior to July 1, 2019, participants in Certain National Accounts Tier 3 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2016 through 2018.
(3)  For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)  Less than 500 units.
(E)  Annualized.
(F)  Not Annualized.
(G)  Absent reimbursement by MFS, the expense ratio would have been 0.40% in 2019 and 0.35% in 2020.
(H)  Absent reimbursement by PIMCO, the expense ratio would have been 0.40% 2019 and 0.35% in 2020.
(I)  Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.40% in 2019 and 0.35% in 2020.
(J)   The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
(K)  The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.
(L)  Absent reimbursement by Victory, the expense ratio would have been 0.40% in 2019 and 0.35% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights  (continued)
Defined Contribution Plans – Certain National Accounts Tier 4 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$9.465	$7.166	$24.654	$19.097	$2.647	$2.209
Unit value, end of year	$11.143	$9.465	$28.675	$24.654	$2.531	$2.647
Units outstanding (000’s), beginning of year/period(1)	608	—	34	—	446	—
Units Issued (000’s)(1)	803	705	18	43	334	507
Units Redeemed (000’s)(1)	(273)	(97)	(11)	(9)	(149)	(61)
Units Outstanding (000’s), end of year/period(1)	1,138	608	41	34	631	446
Net Assets (000’s), end of year/period	$12,677	$5,755	$1,174	$833	$1,597	$1,179
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	3.44%	1.65%	2.66%	1.25%	3.31%	0.83%
Total Return (C)	17.73%	30.66%	16.31%	27.72%	-4.39%	18.51%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund(2)		Mid Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.949	$2.315	$10.145	$8.317	$2.601	$2.036
Unit value, end of year	$4.209	$2.949	$11.178	$10.145	$2.664	$2.601
Units outstanding (000’s), beginning of year/period(1)	474	—	18	—	239	—
Units Issued (000’s)(1)	558	558	28	18	162	288
Units Redeemed (000’s)(1)	(149)	(84)	(11)	— (D)	(104)	(49)
Units Outstanding (000’s), end of year/period(1)	883	474	35	18	297	239
Net Assets (000’s), end of year/period	$3,714	$1,399	$387	$181	$792	$621
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	0.41%	0.09%	0.86%	1.66%	4.48%	1.35%
Total Return (C)	42.74%	25.96%	10.18%	21.79%	2.41%	26.41%

*
Includes 401(k) and 401(k) SIMPLE Plans.
(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)		Composite Fund(2)		International Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$5.706	$4.502	$12.927	$10.771	$1.154	$0.948
Unit value, end of year	$6.450	$5.706	$14.391	$12.927	$1.243	$1.154
Units outstanding (000’s), beginning of year/period(1)	618	—	132	—	254	—
Units Issued (000’s)(1)	552	689	65	152	250	296
Units Redeemed (000’s)(1)	(208)	(71)	(28)	(20)	(112)	(42)
Units Outstanding (000’s), end of year/period(1)	962	618	169	132	392	254
Net Assets (000’s), end of year/period	$6,208	$3,525	$2,433	$1,703	$487	$293
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	2.79%	1.20%	4.06%	2.20%	4.59%	2.38%
Total Return (C)	13.04%	25.38%	11.32%	18.78%	7.76%	20.41%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)		Mid-Term Bond Fund(2)		Bond Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.578	$2.512	$2.740	$2.570	$7.372	$6.812
Unit value, end of year	$2.574	$2.578	$2.867	$2.740	$7.812	$7.372
Units outstanding (000’s), beginning of year/period(1)	121	—	275	—	256	—
Units Issued (000’s)(1)	361	125	156	326	200	334
Units Redeemed (000’s)(1)	(115)	(4)	(128)	(51)	(121)	(78)
Units Outstanding (000’s), end of year/period(1)	367	121	303	275	335	256
Net Assets (000’s), end of year/period	$946	$312	$868	$754	$2,615	$1,887
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	4.22%	1.15%	3.48%	2.14%	4.55%	2.54%
Total Return (C)	-0.12%	1.51%	4.63%	5.51%	5.97%	7.11%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$1.758	$1.562	$1.828	$1.576	$1.889	$1.597
Unit value, end of year	$1.884	$1.758	$1.960	$1.828	$2.053	$1.889
Units outstanding (000’s), beginning of year/period(1)	1,215	—	764	—	3,308	—
Units Issued (000’s)(1)	2,140(3)	1,262	328	949	2,570	4,166
Units Redeemed (000’s)(1)	(800)	(47)	(424)	(185)	(1,003)	(858)
Units Outstanding (000’s), end of year/period(1)	2,555	1,215	668	764	4,875	3,308
Net Assets (000’s), end of year/period	$4,812	$2,135	$1,310	$1,397	$10,008	$6,249
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	5.80%	1.70%	5.76%	2.03%	5.74%	1.89%
Total Return (C)	7.16%	11.30%	7.22%	14.77%	8.68%	16.95%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.006	$1.665	$2.109	$1.720	$2.141	$1.721
Unit value, end of year	$2.203	$2.006	$2.346	$2.109	$2.401	$2.141
Units outstanding (000’s), beginning of year/period(1)	6,111	—	4,265	—	3,141	—
Units Issued (000’s)(1)	4,389	6,558	4,371	4,843	2,887	3,316
Units Redeemed (000’s)(1)	(2,071)	(447)	(836)	(578)	(627)	(175)
Units Outstanding (000’s), end of year/period(1)	8,429	6,111	7,800	4,265	5,401	3,141
Net Assets (000’s), end of year/period	$18,572	$12,260	$18,300	$8,995	$12,966	$6,723
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	5.57%	1.71%	5.44%	1.62%	5.39%	1.55%
Total Return (C)	9.82%	19.20%	11.23%	21.33%	12.16%	23.00%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(3)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.138	$1.710	$2.119	$1.691	$2.014	$1.608
Unit value, end of year	$2.415	$2.138	$2.391	$2.119	$2.274	$2.014
Units outstanding (000’s), beginning of year/period(1)	2,036	—	3,092	—	2,081	—
Units Issued (000’s)(1)	2,597	2,351	3,134	3,345	2,864	2,361
Units Redeemed (000’s)(1)	(818)	(315)	(1,061)	(253)	(977)	(280)
Units Outstanding (000’s), end of year/period(1)	3,815	2,036	5,165	3,092	3,968	2,081
Net Assets (000’s), end of year/period	$9,214	$4,352	$12,350	$6,552	$9,026	$4,192
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	5.29%	1.52%	5.20%	1.54%	5.16%	1.42%
Total Return (C)	12.98%	23.63%	12.85%	23.92%	12.94%	24.03%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund(2)		2065 Retirement Fund(3)
	Year Ended December 31,
	2020	2019	2020	2019	2020
Unit value, beginning of year	$1.371	$1.103	$11.068	$8.919	$10.000
Unit value, end of year	$1.556	$1.371	$12.576	$11.068	$11.796
Units outstanding (000’s), beginning of year/period(1)	774	—	29	—	—
Units Issued (000’s)(1)	1,836	888	94	31	1
Units Redeemed (000’s)(1)	(519)	(114)	(27)	(2)	— (D)
Units Outstanding (000’s), end of year/period(1)	2,091	774	96	29	1
Net Assets (000’s), end of year/period	$3,253	$1,062	$1,202	$318	$11
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%(E)
Investment Income Ratio (B)	5.06%	1.04%	5.26%	0.09%	5.72%(F)
Total Return (C)	13.48%	23.78%	13.63%	23.91%	17.96%(F)

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Mutual of America 2065 Retirement Fund.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(3)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.
(E)
Annualized.
(F)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)		Moderate Allocation Fund(2)		Aggressive Allocation Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.267	$1.978	$3.002	$2.506	$3.599	$2.916
Unit value, end of year	$2.468	$2.267	$3.339	$3.002	$4.076	$3.599
Units outstanding (000’s), beginning of year/period(1)	772	—	1,127	—	840	—
Units Issued (000’s)(1)	541	1,148	1,185	1,266	678	950
Units Redeemed (000’s)(1)	(207)	(376)	(438)	(139)	(516)	(110)
Units Outstanding (000’s), end of year/period(1)	1,106	772	1,874	1,127	1,002	840
Net Assets (000’s), end of year/period	$2,729	$1,750	$6,257	$3,385	$4,086	$3,025
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	5.91%	2.06%	5.81%	2.02%	5.55%	1.91%
Total Return (C)	8.88%	13.42%	11.22%	18.56%	13.27%	22.13%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$99.354	$77.418	$59.956	$50.354	$122.472	$92.431
Unit value, end of year	$105.688	$99.354	$68.666	$59.956	$159.428	$122.472
Units outstanding (000’s), beginning of year/period(1)	19	—	25	—	44	—
Units Issued (000’s)(1)	13	24	8	28	33	49
Units Redeemed (000’s)(1)	(5)	(5)	(4)	(3)	(10)	(5)
Units Outstanding (000’s), end of year/period(1)	27	19	29	25	67	44
Net Assets (000’s), end of year/period	$2,837	$1,885	$2,009	$1,515	$10,741	$5,421
Expense Ratio (A)	0.30%(D)	0.40%(D)	0.30%(D)	0.40%(D)	0.30%(D)	0.40%(D)
Investment Income Ratio (B)	1.78%	2.02%	1.50%	1.79%	0.25%	0.46%
Total Return (C)	6.37%	26.94%	14.53%	17.78%	30.18%	31.06%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2019 and 0.40% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$99.198	$79.793	$35.944	$28.435	$43.676	$33.097
Unit value, end of year	$116.890	$99.198	$40.017	$35.944	$68.551	$43.676
Units outstanding (000’s), beginning of year/period(1)	19	—	49	—	68	—
Units Issued (000’s)(1)	10	21	57	57	59	78
Units Redeemed (000’s)(1)	(10)	(2)	(15)	(8)	(21)	(10)
Units Outstanding (000’s), end of year/period(1)	19	19	91	49	106	68
Net Assets (000’s), end of year/period	$2,195	$1,903	$3,643	$1,759	$7,279	$2,989
Expense Ratio (A)	0.30%(D)	0.40%(D)	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	0.65%	0.85%	2.71%	2.88%	1.21%	1.44%
Total Return (C)	17.84%	22.96%	11.33%	25.07%	56.95%	30.56%

Selected Per Unit and Supplementary Data:	Vanguard				Goldman Sachs
	VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio(2)		VIT Small Cap Equity Insights Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$21.202	$16.413	$10.968	$10.128	$10.713	$10.000
Unit value, end of year	$20.092	$21.202	$11.752	$10.968	$11.586	$10.713
Units outstanding (000’s), beginning of year/period(1)	21	—	22	—	5	—
Units Issued (000’s)(1)	19	22	110	22	4	5
Units Redeemed (000’s)(1)	(9)	(1)	(29)	— (E)	(1)	— (E)
Units Outstanding (000’s), end of year/period(1)	31	21	103	22	8	5
Net Assets (000’s), end of year/period	$625	$447	$1,210	$240	$93	$55
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%	0.40%	0.50%(F)
Investment Income Ratio (B)	2.68%	2.54%	2.05%	1.32%	0.32%	1.00%(G)
Total Return (C)	-5.23%	28.17%	7.15%	8.13%	8.15%	7.13%(G)

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT Small Cap Equity Insights Fund.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2019 and 0.40% in 2020.
(E)
Less than 500 units.
(F)
Annualized.
(G)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Goldman Sachs		American Century		American Funds
	VIT US Equity Insights Fund		VP Capital Appreciation Fund(2)		New World Fund(2)
	Year Ended December 31,
	2020	2019(3)	2020	2019	2020	2019
Unit value, beginning of year	$10.831	$10.000	$66.416	$48.536	$33.758	$25.761
Unit value, end of year	$12.680	$10.831	$94.592	$66.416	$41.656	$33.758
Units outstanding (000’s), beginning of year/period(1)	1	—	39	—	3	—
Units Issued (000’s)(1)	1	1	26	42	4	4
Units Redeemed (000’s)(1)	(1)	— (D)	(11)	(3)	(1)	(1)
Units Outstanding (000’s), end of year/period(1)	1	— (D)	54	39	6	3
Net Assets (000’s), end of year/period	$10	$— (E)	$5,120	$2,560	$269	$97
Expense Ratio (A)	0.40%	0.50%(F)	0.40%	0.50%	0.40%	0.50%
Investment Income Ratio (B)	1.30%	2.17%(G)	0.10%	0.04%	0.24%	1.26%
Total Return (C)	17.08%	8.31%(G)	42.42%	35.34%	23.40%	30.03%

Selected Per Unit and Supplementary Data:	Calvert		Delaware		DWS
	VP SRI Balanced Portfolio(2)		VIP Small Cap Value Series		Capital Growth VIP(2)
	Year Ended December 31,
	2020	2019	2020	2019(3)	2020	2019
Unit value, beginning of year	$7.438	$5.946	$10.908	$10.000	$129.399	$93.825
Unit value, end of year	$8.538	$7.438	$10.658	$10.908	$179.202	$129.399
Units outstanding (000’s), beginning of year/period(1)	222	—	2	—	14	—
Units Issued (000’s)(1)	312	227	2	2	19	19
Units Redeemed (000’s)(1)	(97)	(5)	—	—(D)	(6)	(5)
Units Outstanding (000’s), end of year/period(1)	437	222	4	2	27	14
Net Assets (000’s), end of year/period	$3,732	$1,650	$40	$20	$4,925	$1,864
Expense Ratio (A)	0.40%	0.50%	0.40%	0.50%(F)	0.40%	0.50%
Investment Income Ratio (B)	1.54%	1.58%	1.13%	—	0.48%	0.42%
Total Return (C)	14.80%	23.79%	-2.29%	9.08%(G)	38.49%	36.46%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT US Equity Insights Fund and Delaware VIP Small Cap Value Series.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.
(E)
Less than $500.
(F)
Annualized.
(G)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	V.I. Main Street Fund(2)		VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$62.523	$47.071	$11.540	$8.810	$11.041	$10.000
Unit value, end of year	$70.956	$62.523	$11.968	$11.540	$13.148	$11.041
Units outstanding (000’s), beginning of year/period(1)	5	—	3	—	2	—
Units Issued (000’s)(1)	9	5	5	3	3	2
Units Redeemed (000’s)(1)	(4)	— (D)	(1)	—(D)	(1)	—
Units Outstanding (000’s), end of year/period(1)	10	5	7	3	4	2
Net Assets (000’s), end of year/period	$688	$315	$83	$38	$52	$25
Expense Ratio (A)	0.40%	0.50%	0.15%(H)	0.25%(H)	0.40%	0.50%(F)
Investment Income Ratio (B)	1.44%	1.06%	1.17%	1.30%	0.70%	0.39%(G)
Total Return (C)	13.49%	31.42%	3.71%	30.79%	19.08%	10.41%(G)

Selected Per Unit and Supplementary Data:	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$14.708	$13.498	$41.010	$31.403	$10.507	$10.000
Unit value, end of year	$16.359	$14.708	$54.985	$41.010	$14.455	$10.507
Units outstanding (000’s), beginning of year/period(1)	17	—	73	—	— (D)	—
Units Issued (000’s)(1)	11	18	72	88	17	— (D)
Units Redeemed (000’s)(1)	(7)	(1)	(31)	(15)	— (D)	—
Units Outstanding (000’s), end of year/period(1)	21	17	114	73	17	— (D)
Net Assets (000’s), end of year/period	$345	$253	$6,260	$3,006	$246	$— (E)
Expense Ratio (A)	0.30%(I)	0.40%(I)	0.15%(J)	0.25%(J)	0.35%(K)	0.45%(F)(K)
Investment Income Ratio (B)	1.58%	1.82%	—	—	—	—
Total Return (C)	11.22%	8.18%	34.08%	29.57%	37.58%	5.07%(G)

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and Victory RS Small Cap Growth Equity VIP Series.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 4 Reduced Fee held units of Tier 4 Reduced Fee. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 4 Reduced Fee Units for the Fund for 2016 through 2018.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.
(E)
Less than $500.
(F)
Annualized.
(G)
Not annualized.
(H)
Absent reimbursement by MFS, the expense ratio would have been 0.50% in 2019 and 0.40% in 2020.
(I)
Absent reimbursement by PIMCO, the expense ratio would have been 0.50% in 2019 and 0.40% in 2020.
(J)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.50% in 2019 and 0.40% in 2020.
(K)
Absent reimbursement by Victory, the expense ratio would have been 0.50% in 2019 and 0.40% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
Tier 3 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$9.462	$7.238	$7.618	$6.290	$5.652
Unit value, end of year	$11.134	$9.462	$7.238	$7.618	$6.290
Units outstanding (000’s), beginning of year	22,503	24,020	22,371	18,392	15,480
Units Issued (000’s)	5,505	4,736	6,561	10,027	7,074
Units Redeemed (000’s)	(7,382)	(6,253)	(4,912)	(6,048)	(4,162)
Units Outstanding (000’s), end of year	20,626	22,503	24,020	22,371	18,392
Net Assets (000’s), end of year	$229,664	$212,927	$173,863	$170,420	$115,693
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%	1.76%
Total Return (C)	17.67%	30.73%	-4.99%	21.11%	11.30%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$24.647	$19.288	$21.121	$17.767	$16.008
Unit value, end of year	$28.654	$24.647	$19.288	$21.121	$17.767
Units outstanding (000’s), beginning of year	2,060	2,324	2,484	1,958	1,999
Units Issued (000’s)	331	281	317	1,065	591
Units Redeemed (000’s)	(577)	(545)	(477)	(539)	(632)
Units Outstanding (000’s), end of year	1,814	2,060	2,324	2,484	1,958
Net Assets (000’s), end of year	$51,979	$50,762	$44,833	$52,467	$34,786
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%	1.36%
Total Return (C)	16.25%	27.78%	-8.68%	18.88%	10.99%

*
Includes 401(k) Plans.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.646	$2.232	$2.624	$2.434	$2.037
Unit value, end of year	$2.529	$2.646	$2.232	$2.624	$2.434
Units outstanding (000’s), beginning of year	16,383	18,295	18,932	15,925	14,190
Units Issued (000’s)	3,335	2,459	3,733	8,864	5,446
Units Redeemed (000’s)	(5,228)	(4,371)	(4,370)	(5,857)	(3,711)
Units Outstanding (000’s), end of year	14,490	16,383	18,295	18,932	15,925
Net Assets (000’s), end of year	$36,639	$43,351	$40,827	$49,680	$38,764
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%	0.86%
Total Return (C)	-4.44%	18.57%	-14.96%	7.80%	19.50%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.948	$2.339	$2.686	$2.179	$2.025
Unit value, end of year	$4.205	$2.948	$2.339	$2.686	$2.179
Units outstanding (000’s), beginning of year	19,622	22,248	23,020	17,967	16,709
Units Issued (000’s)	3,778	3,250	4,691	10,911	6,098
Units Redeemed (000’s)	(6,150)	(5,876)	(5,463)	(5,858)	(4,840)
Units Outstanding (000’s), end of year	17,250	19,622	22,248	23,020	17,967
Net Assets (000’s), end of year	$72,545	$57,842	$52,039	$61,833	$39,151
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%	—
Total Return (C)	42.66%	26.02%	-12.92%	23.27%	7.62%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$10.143	$8.324	$10.000
Unit value, end of year/period	$11.169	$10.143	$8.324
Units outstanding (000’s), beginning of year/period	388	242	—
Units Issued (000’s)	207	241	277
Units Redeemed (000’s)	(144)	(95)	(35)
Units Outstanding (000’s), end of year/period	451	388	242
Net Assets (000’s), end of year/period	$5,037	$3,937	$2,017
Expense Ratio (A)	0.45%	0.45%	0.45%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	10.12%	21.85%	-16.76%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.601	$2.056	$2.404	$2.101	$1.817
Unit value, end of year	$2.662	$2.601	$2.056	$2.404	$2.101
Units outstanding (000’s), beginning of year	5,478	5,860	6,026	4,970	4,286
Units Issued (000’s)	1,380	1,136	1,403	3,183	1,870
Units Redeemed (000’s)	(2,213)	(1,518)	(1,569)	(2,127)	(1,186)
Units Outstanding (000’s), end of year	4,645	5,478	5,860	6,026	4,970
Net Assets (000’s), end of year	$12,365	$14,245	$12,049	$14,485	$10,443
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%	1.30%
Total Return (C)	2.36%	26.47%	-14.46%	14.41%	15.66%

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$5.704	$4.548	$5.148	$4.456	$3.714
Unit value, end of year	$6.445	$5.704	$4.548	$5.148	$4.456
Units outstanding (000’s), beginning of year	20,549	22,738	22,363	19,817	18,248
Units Issued (000’s)	3,628	3,503	5,460	10,094	6,919
Units Redeemed (000’s)	(6,824)	(5,692)	(5,085)	(7,548)	(5,350)
Units Outstanding (000’s), end of year	17,353	20,549	22,738	22,363	19,817
Net Assets (000’s), end of year	$111,844	$117,222	$103,401	$115,116	$88,298
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%	1.24%
Total Return (C)	12.99%	25.44%	-11.66%	15.53%	19.97%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$12.924	$10.876	$11.286	$10.000	$9.308
Unit value, end of year	$14.380	$12.924	$10.876	$11.286	$10.000
Units outstanding (000’s), beginning of year	2,960	3,149	2,934	2,389	2,465
Units Issued (000’s)	516	648	776	1,242	735
Units Redeemed (000’s)	(798)	(837)	(561)	(697)	(811)
Units Outstanding (000’s), end of year	2,678	2,960	3,149	2,934	2,389
Net Assets (000’s), end of year	$38,510	$38,252	$34,250	$33,117	$23,885
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%	2.05%
Total Return (C)	11.27%	18.84%	-3.64%	12.86%	7.44%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.153	$0.957	$1.110	$0.896	$0.885
Unit value, end of year	$1.242	$1.153	$0.957	$1.110	$0.896
Units outstanding (000’s), beginning of year	7,029	7,734	7,725	5,846	4,814
Units Issued (000’s)	1,631	1,633	2,417	4,111	2,520
Units Redeemed (000’s)	(1,912)	(2,338)	(2,408)	(2,232)	(1,488)
Units Outstanding (000’s), end of year	6,748	7,029	7,734	7,725	5,846
Net Assets (000’s), end of year	$8,383	$8,107	$7,405	$8,575	$5,236
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%	2.23%
Total Return (C)	7.71%	20.47%	-13.74%	23.92%	1.24%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.577	$2.537	$2.506	$2.500	$2.508
Unit value, end of year	$2.572	$2.577	$2.537	$2.506	$2.500
Units outstanding (000’s), beginning of year	5,327	6,554	4,960	3,960	3,869
Units Issued (000’s)	4,558	1,948	3,623	2,741	2,079
Units Redeemed (000’s)	(3,960)	(3,175)	(2,029)	(1,741)	(1,988)
Units Outstanding (000’s), end of year	5,925	5,327	6,554	4,960	3,960
Net Assets (000’s), end of year	$15,242	$13,727	$16,630	$12,431	$9,899
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%	—
Total Return (C)	-0.17%	1.56%	1.25%	0.25%	-0.31%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.739	$2.595	$2.592	$2.544	$2.469
Unit value, end of year	$2.865	$2.739	$2.595	$2.592	$2.544
Units outstanding (000’s), beginning of year	11,347	12,285	11,802	10,091	9,654
Units Issued (000’s)	3,528	2,226	3,471	5,119	3,707
Units Redeemed (000’s)	(4,578)	(3,164)	(2,988)	(3,408)	(3,270)
Units Outstanding (000’s), end of year	10,297	11,347	12,285	11,802	10,091
Net Assets (000’s), end of year	$29,497	$31,084	$31,878	$30,588	$25,675
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%	2.59%
Total Return (C)	4.58%	5.56%	0.12%	1.86%	3.04%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$7.370	$6.877	$6.896	$6.686	$6.414
Unit value, end of year	$7.806	$7.370	$6.877	$6.896	$6.686
Units outstanding (000’s), beginning of year	9,663	10,069	9,985	8,290	7,276
Units Issued (000’s)	3,328	2,318	2,419	4,370	3,100
Units Redeemed (000’s)	(3,493)	(2,724)	(2,335)	(2,675)	(2,086)
Units Outstanding (000’s), end of year	9,498	9,663	10,069	9,985	8,290
Net Assets (000’s), end of year	$74,140	$71,216	$69,243	$68,864	$55,426
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%	2.76%
Total Return (C)	5.92%	7.16%	-0.28%	3.15%	4.24%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.757	$1.578	$1.605	$1.501	$1.420
Unit value, end of year	$1.882	$1.757	$1.578	$1.605	$1.501
Units outstanding (000’s), beginning of year	10,859	10,747	9,837	6,154	6,858
Units Issued (000’s)	9,264(1)	4,081	4,588	5,543	2,988
Units Redeemed (000’s)	(4,504)	(3,969)	(3,678)	(1,860)	(3,692)
Units Outstanding (000’s), end of year	15,619	10,859	10,747	9,837	6,154
Net Assets (000’s), end of year	$29,401	$19,083	$16,962	$15,785	$9,240
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%	2.12%
Total Return (C)	7.11%	11.35%	-1.64%	6.87%	5.71%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.828	$1.592	$1.648	$1.497	$1.396
Unit value, end of year	$1.959	$1.828	$1.592	$1.648	$1.497
Units outstanding (000’s), beginning of year	12,296	14,175	15,432	14,049	15,433
Units Issued (000’s)	3,961	2,955	4,353	6,488	5,026
Units Redeemed (000’s)	(4,205)	(4,834)	(5,610)	(5,105)	(6,410)
Units Outstanding (000’s), end of year	12,052	12,296	14,175	15,432	14,049
Net Assets (000’s), end of year	$23,605	$22,472	$22,562	$25,437	$21,026
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%	2.32%
Total Return (C)	7.17%	14.83%	-3.44%	10.14%	7.24%

(1)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.888	$1.614	$1.689	$1.508	$1.395
Unit value, end of year	$2.051	$1.888	$1.614	$1.689	$1.508
Units outstanding (000’s), beginning of year	55,235	63,327	58,519	42,341	37,777
Units Issued (000’s)	12,328	16,591	20,314	28,265	18,082
Units Redeemed (000’s)	(16,534)	(24,683)	(15,506)	(12,087)	(13,518)
Units Outstanding (000’s), end of year	51,029	55,235	63,327	58,519	42,341
Net Assets (000’s), end of year	$104,670	$104,305	$102,205	$98,858	$63,856
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%	1.92%
Total Return (C)	8.62%	17.00%	-4.46%	12.01%	8.08%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.006	$1.682	$1.782	$1.564	$1.431
Unit value, end of year	$2.202	$2.006	$1.682	$1.782	$1.564
Units outstanding (000’s), beginning of year	85,001	83,410	70,597	47,216	40,002
Units Issued (000’s)	26,282	26,094	26,852	37,390	19,028
Units Redeemed (000’s)	(24,718)	(24,503)	14,039	(14,009)	(11,814)
Units Outstanding (000’s), end of year	86,565	85,001	83,410	70,597	47,216
Net Assets (000’s), end of year	$190,582	$170,486	$140,282	$125,829	$73,869
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%	1.72%
Total Return (C)	9.77%	19.26%	-5.64%	13.93%	9.35%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.109	$1.737	$1.866	$1.616	$1.466
Unit value, end of year	$2.344	$2.109	$1.737	$1.866	$1.616
Units outstanding (000’s), beginning of year	71,816	69,769	57,496	40,504	31,802
Units Issued (000’s)	25,330	20,936	22,772	28,953	16,557
Units Redeemed (000’s)	(21,443)	(18,889)	(10,499)	(11,961)	(7,855)
Units Outstanding (000’s), end of year	75,703	71,816	69,769	57,496	40,504
Net Assets (000’s), end of year	$177,475	$151,444	$121,204	$107,293	$65,445
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%	1.65%
Total Return (C)	11.17%	21.39%	-6.91%	15.49%	10.23%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.140	$1.739	$1.885	$1.617	$1.457
Unit value, end of year	$2.399	$2.140	$1.739	$1.885	$1.617
Units outstanding (000’s), beginning of year	61,566	60,016	47,896	33,452	25,679
Units Issued (000’s)	21,621	19,662	20,940	23,937	14,976
Units Redeemed (000’s)	(15,908)	(18,112)	(8,820)	(9,493)	(7,203)
Units Outstanding (000’s), end of year	67,279	61,566	60,016	47,896	33,452
Net Assets (000’s), end of year	$161,401	$131,749	$104,364	$90,306	$54,081
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%	1.54%
Total Return (C)	12.10%	23.06%	-7.77%	16.62%	10.93%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.137	$1.728	$1.885	$1.613	$1.451
Unit value, end of year	$2.414	$2.137	$1.728	$1.885	$1.613
Units outstanding (000’s), beginning of year	52,768	50,684	41,312	29,769	25,000
Units Issued (000’s)	20,489	16,131	16,287	21,036	11,823
Units Redeemed (000’s)	(15,909)	(14,047)	(7,455)	(9,493)	(7,054)
Units Outstanding (000’s), end of year	57,348	52,768	50,684	41,312	29,769
Net Assets (000’s), end of year	$138,410	$112,785	$87,583	$77,887	$48,023
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%	1.48%
Total Return (C)	12.92%	23.69%	-8.35%	16.87%	11.16%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.118	$1.709	$1.871	$1.598	$1.437
Unit value, end of year	$2.389	$2.118	$1.709	$1.871	$1.598
Units outstanding (000’s), beginning of year	60,407	60,440	51,041	39,544	32,554
Units Issued (000’s)	20,421	16,285	18,446	24,221	15,320
Units Redeemed (000’s)	(16,875)	(16,318)	(9,047)	(12,724)	(8,330)
Units Outstanding (000’s), end of year	63,953	60,407	60,440	51,041	39,544
Net Assets (000’s), end of year	$152,808	$127,960	$103,266	$95,511	$63,194
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%	1.49%
Total Return (C)	12.80%	23.98%	-8.69%	17.09%	11.18%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.013	$1.622	$1.786	$1.522	$1.368
Unit value, end of year	$2.273	$2.013	$1.622	$1.786	$1.522
Units outstanding (000’s), beginning of year	43,732	40,949	30,495	19,250	10,796
Units Issued (000’s)	18,859	16,132	17,176	18,305	11,340
Units Redeemed (000’s)	(13,532)	(13,349)	(6,722)	(7,060)	(2,886)
Units Outstanding (000’s), end of year	49,059	43,732	40,949	30,495	19,250
Net Assets (000’s), end of year	$111,495	$88,046	$66,439	$54,445	$29,295
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%	1.07%
Total Return (C)	12.88%	24.09%	-9.14%	17.34%	11.28%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2016(1)
	2020	2019	2018	2017
Unit value, beginning of year/period	$1.371	$1.107	$1.220	$1.039	$1.000
Unit value, end of year/period	$1.555	$1.371	$1.107	$1.220	$1.039
Units outstanding (000’s), beginning of year/period	19,184	11,949	4,496	244	—
Units Issued (000’s)	14,647	12,259	9,799	4,665	269
Units Redeemed (000’s)	(5,959)	(5,024)	(2,346)	(413)	(25)
Units Outstanding (000’s), end of year/period	27,872	19,184	11,949	4,496	244
Net Assets (000’s), end of year/period	$43,336	$26,299	$13,227	$5,486	$253
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%(D)
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—	—
Total Return (C)	13.42%	23.84%	-9.28%	17.46%	3.88%(E)

(1)
For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$11.065	$8.926	$10.000
Unit value, end of year/period	$12.567	$11.065	$8.926
Units outstanding (000’s), beginning of year/period	451	84	—
Units Issued (000’s)	888	460	87
Units Redeemed (000’s)	(205)	(93)	(3)
Units Outstanding (000’s), end of year/period	1,134	451	84
Net Assets (000’s), end of year/period	$14,250	$4,986	$749
Expense Ratio (A)	0.45%	0.45%	0.45%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	13.57%	23.97%	-10.74%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.794
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	28
Units Redeemed (000’s)	(5)
Units Outstanding (000’s), end of period	23
Net Assets (000’s), end of period	$273
Expense Ratio (A)	0.45%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.94%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.266	$1.997	$2.048	$1.888	$1.778
Unit value, end of year/	$2.466	$2.266	$1.997	$2.048	$1.888
Units outstanding (000’s), beginning of year	12,877	13,506	14,828	10,429	8,827
Units Issued (000’s)	4,677	3,523	3,345	7,814	4,537
Units Redeemed (000’s)	(3,628)	(4,152)	(4,667)	(3,415)	(2,935)
Units Outstanding (000’s), end of year	13,926	12,877	13,506	14,828	10,429
Net Assets (000’s), end of year	$34,341	$29,179	$26,970	$30,364	$19,695
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%	2.32%
Total Return (C)	8.83%	13.48%	-2.48%	8.43%	6.23%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.002	$2.531	$2.659	$2.349	$2.163
Unit value, end of year	$3.337	$3.002	$2.531	$2.659	$2.349
Units outstanding (000’s), beginning of year	28,989	31,704	30,570	23,723	19,957
Units Issued (000’s)	6,299	5,755	7,359	14,186	9,243
Units Redeemed (000’s)	(8,937)	(8,470)	(6,225)	(7,339)	(5,477)
Units Outstanding (000’s), end of year	26,351	28,989	31,704	30,570	23,723
Net Assets (000’s), end of year	$87,928	$87,014	$80,229	$81,289	$55,721
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%	2.17%
Total Return (C)	11.16%	18.62%	-4.84%	13.21%	8.59%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.598	$2.944	$3.185	$2.743	$2.485
Unit value, end of year	$4.073	$3.598	$2.944	$3.185	$2.743
Units outstanding (000’s), beginning of year	19,884	21,142	20,860	16,261	14,431
Units Issued (000’s)	3,819	3,954	4,427	9,220	5,666
Units Redeemed (000’s)	(5,319)	(5,212)	(4,145)	(4,621)	(3,836)
Units Outstanding (000’s), end of year	18,384	19,884	21,142	20,860	16,261
Net Assets (000’s), end of year	$74,877	$71,537	$62,247	$66,430	$44,598
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%	1.99%
Total Return (C)	13.21%	22.19%	-7.55%	16.11%	10.37%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$99.329	$78.213	$85.579	$76.062	$64.672
Unit value, end of year	$105.608	$99.329	$78.213	$85.579	$76.062
Units outstanding (000’s), beginning of year	722	794	834	728	662
Units Issued (000’s)	127	114	156	351	248
Units Redeemed (000’s)	(242)	(186)	(196)	(245)	(182)
Units Outstanding (000’s), end of year	607	722	794	834	728
Net Assets (000’s), end of year	$64,113	$71,701	$62,137	$71,335	$55,349
Expense Ratio (A)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%	2.38%
Total Return (C)	6.32%	27.00%	-8.61%	12.51%	17.61%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$59.941	$50.868	$53.929	$47.423	$46.160
Unit value, end of year	$68.614	$59.941	$50.868	$53.929	$47.423
Units outstanding (000’s), beginning of year	686	744	769	698	611
Units Issued (000’s)	154	112	158	308	242
Units Redeemed (000’s)	(204)	(170)	(183)	(237)	(155)
Units Outstanding (000’s), end of year	636	686	744	769	698
Net Assets (000’s), end of year	$43,615	$41,112	$37,840	$41,479	$33,119
Expense Ratio (A)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%	1.45%
Total Return (C)	14.47%	17.84%	-5.67%	13.72%	2.74%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$122.441	$93.382	$100.085	$82.399	$76.577
Unit value, end of year	$159.308	$122.441	$93.382	$100.085	$82.399
Units outstanding (000’s), beginning of year	1,413	1,616	1,637	1,373	1,349
Units Issued (000’s)	248	179	314	700	436
Units Redeemed (000’s)	(402)	(382)	(335)	(436)	(412)
Units Outstanding (000’s), end of year	1,259	1,413	1,616	1,637	1,373
Net Assets (000’s), end of year	$200,531	$173,004	$150,927	$163,794	$113,175
Expense Ratio (A)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%	0.79%
Total Return (C)	30.11%	31.12%	-6.70%	21.46%	7.60%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$99.173	$80.617	$94.657	$78.619	$70.292
Unit value, end of year	$116.802	$99.173	$80.617	$94.657	$78.619
Units outstanding (000’s), beginning of year	463	536	533	434	420
Units Issued (000’s)	74	76	133	241	139
Units Redeemed (000’s)	(146)	(149)	(130)	(142)	(125)
Units Outstanding (000’s), end of year	391	463	536	533	434
Net Assets (000’s), end of year	$45,688	$45,926	$43,219	$50,408	$34,160
Expense Ratio (A)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%	0.50%
Total Return (C)	17.78%	23.02%	-14.83%	20.40%	11.85%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$35.935	$28.717	$31.739	$28.173	$25.071
Unit value, end of year	$39.987	$35.935	$28.717	$31.739	$28.173
Units outstanding (000’s), beginning of year	1,519	1,670	1,680	1,331	1,065
Units Issued (000’s)	320	289	419	863	564
Units Redeemed (000’s)	(464)	(440)	(429)	(514)	(298)
Units Outstanding (000’s), end of year	1,375	1,519	1,670	1,680	1,331
Net Assets (000’s), end of year	$54,978	$54,595	$47,962	$53,334	$37,503
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%	2.66%
Total Return (C)	11.28%	25.13%	-9.52%	12.66%	12.37%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$43.665	$33.427	$38.424	$27.051	$26.663
Unit value, end of year	$68.499	$43.665	$33.427	$38.424	$27.051
Units outstanding (000’s), beginning of year	2,354	2,530	2,494	1,955	1,808
Units Issued (000’s)	388	386	574	1,114	627
Units Redeemed (000’s)	(616)	(562)	(538)	(575)	(480)
Units Outstanding (000’s), end of year	2,126	2,354	2,530	2,494	1,955
Net Assets (000’s), end of year	$145,658	$102,779	$84,556	$95,831	$52,880
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%	1.44%
Total Return (C)	56.87%	30.63%	-13.01%	42.05%	1.46%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$21.196	$16.530	$17.543	$16.818	$15.590
Unit value, end of year	$20.077	$21.196	$16.530	$17.543	$16.818
Units outstanding (000’s), beginning of year	827	712	683	632	365
Units Issued (000’s)	249	349	260	389	528
Units Redeemed (000’s)	(351)	(234)	(231)	(338)	(261)
Units Outstanding (000’s), end of year	725	827	712	683	632
Net Assets (000’s), end of year	$14,561	$17,525	$11,762	$11,980	$10,625
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%	2.08%
Total Return (C)	-5.28%	28.23%	-5.78%	4.31%	7.88%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$10.965	$10.135	$10.000
Unit value, end of year/period	$11.743	$10.965	$10.135
Units outstanding (000’s), beginning of year/period	870	179	—
Units Issued (000’s)	1,278	854	203
Units Redeemed (000’s)	(620)	(163)	(24)
Units Outstanding (000’s), end of year/period	1,528	870	179
Net Assets (000’s), end of year/period	$17,941	$9,541	$1,816
Expense Ratio (A)	0.45%	0.45%	0.45%(D)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	7.10%	8.19%	1.35%(E)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.710	$10.000	$10.828	$10.000
Unit value, end of year/period	$11.577	$10.710	$12.671	$10.828
Units outstanding (000’s), beginning of year/period	6	—	17	—
Units Issued (000’s)	30	6	57	34
Units Redeemed (000’s)	(8)	—(F)	(44)	(17)
Units Outstanding (000’s), end of year/period	28	6	30	17
Net Assets (000’s), end of year/period	$326	$59	$378	$182
Expense Ratio (A)	0.45%	0.45%(D)	0.45%	0.45%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	8.10%	7.10%(E)	17.02%	8.28%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$66.399	$49.036	$51.806	$42.589	$41.333
Unit value, end of year	$94.521	$66.399	$49.036	$51.806	$42.589
Units outstanding (000’s), beginning of year	1,241	1,315	1,312	1,091	1,081
Units Issued (000’s)	256	276	275	599	368
Units Redeemed (000’s)	(402)	(350)	(272)	(378)	(358)
Units Outstanding (000’s), end of year	1,095	1,241	1,315	1,312	1,091
Net Assets (000’s), end of year	$103,541	$82,375	$64,477	$67,986	$46,482
Expense Ratio (A)	0.45%	0.45%	0.45%	0.26%(D)	0.20%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—	—
Total Return (C)	42.35%	35.41%	-5.35%	21.64%	3.04%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$33.749	$25.492	$30.526	$23.636	$22.484
Unit value, end of year	$41.625	$33.749	$25.492	$30.526	$23.636
Units outstanding (000’s), beginning of year	122	121	111	59	33
Units Issued (000’s)	36	41	49	77	39
Units Redeemed (000’s)	(36)	(40)	(39)	(25)	(13)
Units Outstanding (000’s), end of year	122	122	121	111	59
Net Assets (000’s), end of year	$5,093	$4,110	$3,174	$3,375	$1,401
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%	1.19%
Total Return (C)	23.34%	30.09%	-15.01%	29.15%	5.13%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by American Century, the expense ratio would have been 0.45% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$7.436	$6.004	$6.196	$5.557	$5.175
Unit value, end of year	$8.532	$7.436	$6.004	$6.196	$5.557
Units outstanding (000’s), beginning of year	4,905	4,985	4,957	4,133	3,682
Units Issued (000’s)	1,060	1,001	1,104	1,810	1,137
Units Redeemed (000’s)	(1,640)	(1,081)	(1,076)	(986)	(686)
Units Outstanding (000’s), end of year	4,325	4,905	4,985	4,957	4,133
Net Assets (000’s), end of year	$36,899	$36,473	$29,930	$30,716	$22,966
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%	1.86%
Total Return (C)	14.74%	23.85%	-3.10%	11.50%	7.38%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.905	$10.000
Unit value, end of year/period	$10.650	$10.905
Units outstanding (000’s), beginning of year/period	20	—
Units Issued (000’s)	55	20
Units Redeemed (000’s)	(20)	— (F)
Units Outstanding (000’s), end of year/period	55	20
Net Assets (000’s), end of year/period	$589	$217
Expense Ratio (A)	0.45%	0.45%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-2.34%	9.05%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$129.366	$94.759	$96.729	$76.927	$74.123
Unit value, end of year	$179.067	$129.366	$94.759	$96.729	$76.927
Units outstanding (000’s), beginning of year	683	761	733	657	648
Units Issued (000’s)	201	131	196	339	217
Units Redeemed (000’s)	(231)	(209)	(168)	(263)	(208)
Units Outstanding (000’s), end of year	653	683	761	733	657
Net Assets (000’s), end of year	$116,963	$88,370	$72,132	$70,947	$50,518
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%	0.82%
Total Return (C)	38.42%	36.52%	-2.04%	25.74%	3.78%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$62.507	$47.538	$51.840	$44.539	$40.082
Unit value, end of year	$70.902	$62.507	$47.538	$51.840	$44.539
Units outstanding (000’s), beginning of year	265	261	289	210	186
Units Issued (000’s)	50	64	72	162	100
Units Redeemed (000’s)	(88)	(60)	(100)	(83)	(76)
Units Outstanding (000’s), end of year	227	265	261	289	210
Net Assets (000’s), end of year	$16,096	$16,566	$12,420	$14,960	$9,358
Expense Ratio (A)	0.45%	0.45%	0.45%	0.45%	0.45%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%	1.10%
Total Return (C)	13.43%	31.49%	-8.30%	16.39%	11.12%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year	$11.537	$8.816	$10.000
Unit value, end of year	$11.959	$11.537	$8.816
Units outstanding (000’s), beginning of year	58	8	—
Units Issued (000’s)	41	55	11
Units Redeemed (000’s)	(25)	(5)	(3)
Units Outstanding (000’s), end of year	74	58	8
Net Assets (000’s), end of year	$891	$664	$73
Expense Ratio (A)	0.20%(F)	0.20%(F)	0.20%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	3.66%	30.86%	-11.84%(E)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$11.038	$10.000
Unit value, end of year/period	$13.138	$11.038
Units outstanding (000’s), beginning of year/period	24	—
Units Issued (000’s)	40	28
Units Redeemed (000’s)	(4)	(4)
Units Outstanding (000’s), end of year/period	60	24
Net Assets (000’s), end of year/period	$786	$267
Expense Ratio (A)	0.45%	0.45%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	19.03%	10.38%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by MFS, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$14.705	$13.587	$13.928	$13.456	$12.861
Unit value, end of year	$16.346	$14.705	$13.587	$13.928	$13.456
Units outstanding (000’s), beginning of year	584	521	453	330	233
Units Issued (000’s)	402	200	221	270	211
Units Redeemed (000’s)	(301)	(137)	(153)	(147)	(114)
Units Outstanding (000’s), end of year	685	584	521	453	330
Net Assets (000’s), end of year	$11,196	$8,591	$7,074	$6,304	$4,445
Expense Ratio (A)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)	0.35%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%	2.47%
Total Return (C)	11.17%	8.23%	-2.45%	3.51%	4.63%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$40.999	$31.628	$31.092	$22.902	$22.792
Unit value, end of year	$54.943	$40.999	$31.628	$31.092	$22.902
Units outstanding (000’s), beginning of year	1,981	2,043	1,268	551	543
Units Issued (000’s)	892	682	1,289	946	441
Units Redeemed (000’s)	(921)	(744)	(514)	(229)	(433)
Units Outstanding (000’s), end of year	1,952	1,981	2,043	1,268	551
Net Assets (000’s), end of year	$107,252	$81,201	$ 64,631	$39,419	$12,623
Expense Ratio (A)	0.20%(E)	0.20%(E)	0.20%(E)	0.29%(E)	0.30%(E)
Investment Income Ratio (B)	—	—	3.36%	—	—
Total Return (C)	34.01%	29.63%	1.72%	35.76%	0.48%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by PIMCO, the expense ratio would have been 0.45%.
(E)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.504	$10.000
Unit value, end of year/period	$14.444	$10.504
Units outstanding (000’s), beginning of year/period	14	—
Units Issued (000’s)	110	15
Units Redeemed (000’s)	(20)	(1)
Units Outstanding (000’s), end of year/period	104	14
Net Assets (000’s), end of year/period	$1,505	$147
Expense Ratio (A)	0.40%(F)	0.40%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	37.51%	5.04%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by Victory, the expense ratio would have been 0.45%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights  (continued)
Tier 4 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$9.354	$7.166	$7.554	$6.247	$5.621
Unit value, end of year	$10,991	$9.354	$7,166	$7.554	$6.247
Units outstanding (000’s), beginning of year	10,527	11,869	12,631	15,369	15,362
Units Issued (000’s)	3,642	2,803	3,618	7,304	5,832
Units Redeemed (000’s)	(5,518)	(4,145)	(4,380)	(10,042)	(5,825)
Units Outstanding (000’s), end of year	8,651	10,527	11,869	12,631	15,369
Net Assets (000’s), end of year	$95,080	$98,477	$85,060	$95,415	$96,013
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%	1.76%
Total Return (C)	17.50%	30.53%	-5.13%	20.92%	11.13%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$24.367	$19.097	$20.944	$17.645	$15.921
Unit value, end of year	$28.285	$24.367	$19.097	$20.944	$17.645
Units outstanding (000’s), beginning of year	1,038	1,209	1,278	1,868	2,071
Units Issued (000’s)	213	197	300	686	573
Units Redeemed (000’s)	(484)	(368)	(369)	(1,276)	(776)
Units Outstanding (000’s), end of year	767	1,038	1,209	1,278	1,868
Net Assets (000’s), end of year	$21,688	$25,290	$23,081	$26,777	$32,968
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%	1.36%
Total Return (C)	16.08%	27.59%	-8.82%	18.70%	10.82%

*
Includes 401(k) Plans.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.615	$2.209	$2.602	$2.417	$2.026
Unit value, end of year	$2.495	$2.615	$2.209	$2.602	$2.417
Units outstanding (000’s), beginning of year	6,929	8,502	10,456	15,192	16,346
Units Issued (000’s)	2,061	1,314	1,754	5,640	4,651
Units Redeemed (000’s)	(3,597)	(2,887)	(3,708)	(10,376)	(5,805)
Units Outstanding (000’s), end of year	5,393	6,929	8,502	10,456	15,192
Net Assets (000’s), end of year	$13,459	$18,121	$18,782	$27,203	$36,718
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%	0.86%
Total Return (C)	-4.58%	18.39%	-15.09%	7.64%	19.32%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.913	$2.315	$2.663	$2.164	$2.013
Unit value, end of year	$4.150	$2.913	$2.315	$2.663	$2.164
Units outstanding (000’s), beginning of year	9,166	10,636	12,011	16,304	18,644
Units Issued (000’s)	2,978	2,065	2,695	6,833	4,973
Units Redeemed (000’s)	(4,639)	(3,535)	(4,070)	(11,126)	(7,313)
Units Outstanding (000’s), end of year	7,505	9,166	10,636	12,011	16,304
Net Assets (000’s), end of year	$31,147	$26,705	$24,625	$31,985	$35,275
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%	—
Total Return (C)	42.45%	25.83%	-13.05%	23.08%	7.45%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$10.120	$8.317	$10.000
Unit value, end of year/period	$11.127	$10.120	$8.317
Units outstanding (000’s), beginning of year/period	137	86	—
Units Issued (000’s)	127	122	115
Units Redeemed (000’s)	(97)	(71)	(29)
Units Outstanding (000’s), end of year/period	167	137	86
Net Assets (000’s), end of year/period	$1,854	$1,382	$711
Expense Ratio (A)	0.60%	0.60%	0.60%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	9.96%	21.67%	-16.83%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.571	$2.036	$2.384	$2.087	$1.807
Unit value, end of year	$2.627	$2.571	$2.036	$2.384	$2.087
Units outstanding (000’s), beginning of year	3,170	3,469	3,800	4,711	5,050
Units Issued (000’s)	744	868	969	2,507	1,880
Units Redeemed (000’s)	(1,378)	(1,167)	(1,300)	(3,418)	(2,219)
Units Outstanding (000’s), end of year	2,536	3,170	3,469	3,800	4,711
Net Assets (000’s), end of year	$6,662	$8,148	$7,061	$9,058	$9,830
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%	1.30%
Total Return (C)	2.21%	26.28%	-14.59%	14.23%	15.49%

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$5.639	$4.502	$5.104	$4.425	$3.694
Unit value, end of year	$6.362	$5.639	$4.502	$5.104	$4.425
Units outstanding (000’s), beginning of year	10,168	11,546	13,323	16,973	16,570
Units Issued (000’s)	2,774	2,190	2,856	7,661	6,408
Units Redeemed (000’s)	(4,839)	(3,568)	(4,633)	(11,311)	(6,005)
Units Outstanding (000’s), end of year	8,103	10,168	11,546	13,323	16,973
Net Assets (000’s), end of year	$51,550	$57,340	$51,980	$68,002	$75,101
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%	1.24%
Total Return (C)	12.82%	25.25%	-11.79%	15.35%	19.79%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$12.780	$10.771	$11.194	$9.933	$9.259
Unit value, end of year	$14.199	$12.780	$10.771	$11.194	$9.933
Units outstanding (000’s), beginning of year	1,257	1,539	1,652	2,192	2,216
Units Issued (000’s)	284	285	416	902	648
Units Redeemed (000’s)	(538)	(567)	(529)	(1,442)	(672)
Units Outstanding (000’s), end of year	1,003	1,257	1,539	1,652	2,192
Net Assets (000’s), end of year	$14,236	$16,062	$16,576	$18,496	$21,774
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%	2.05%
Total Return (C)	11.10%	18.66%	-3.78%	12.69%	7.28%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.140	$0.948	$1.101	$0.889	$0.880
Unit value, end of year	$1.226	$1.140	$0.948	$1.101	$0.889
Units outstanding (000’s), beginning of year	4,350	4,501	5,471	4,459	4,640
Units Issued (000’s)	1,187	1,450	1,220	3,827	2,201
Units Redeemed (000’s)	(1,878)	(1,601)	(2,190)	(2,815)	(2,382)
Units Outstanding (000’s), end of year	3,659	4,350	4,501	5,471	4,459
Net Assets (000’s), end of year	$4,486	$4,960	$4,266	$6,022	$3,967
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%	2.23%
Total Return (C)	7.54%	20.29%	-13.88%	23.73%	1.08%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.548	$2.513	$2.485	$2.483	$2.494
Unit value, end of year	$2.540	$2.548	$2.513	$2.485	$2.483
Units outstanding (000’s), beginning of year	2,551	2,434	2,168	2,976	3,204
Units Issued (000’s)	2,290	1,097	1,360	1,802	1,536
Units Redeemed (000’s)	(2,256)	(980)	(1,094)	(2,610)	(1,764)
Units Outstanding (000’s), end of year	2,585	2,551	2,434	2,168	2,976
Net Assets (000’s), end of year	$6,566	$6,501	$6,116	$5,388	$7,388
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%	—
Total Return (C)	-0.32%	1.40%	1.10%	0.10%	-0.46%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.710	$2.571	$2.572	$2.528	$2.457
Unit value, end of year	$2.830	$2.710	$2.571	$2.572	$2.528
Units outstanding (000’s), beginning of year	4,286	5,155	5,860	6,933	7,265
Units Issued (000’s)	1,591	1,060	1,557	3,513	2,850
Units Redeemed (000’s)	(2,026)	(1,929)	(2,262)	(4,586)	(3,182)
Units Outstanding (000’s), end of year	3,851	4,286	5,155	5,860	6,933
Net Assets (000’s), end of year	$10,898	$11,613	$13,254	$15,070	$17,528
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%	2.59%
Total Return (C)	4.42%	5.40%	0.03%	1.72%	2.89%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$7.289	$6.812	$6.842	$6.642	$6.382
Unit value, end of year	$7.709	$7.289	$6.812	$6.842	$6.642
Units outstanding (000’s), beginning of year	4,009	4,763	5,729	6,820	6,722
Units Issued (000’s)	1,815	965	1,145	3,208	2,775
Units Redeemed (000’s)	(1,831)	(1,719)	(2,111)	(4,299)	(2,677)
Units Outstanding (000’s), end of year	3,993	4,009	4,763	5,729	6,820
Net Assets (000’s), end of year	$30,781	$29,222	$32,445	$39,195	$45,304
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%	2.76%
Total Return (C)	5.76%	7.00%	-0.43%	3.00%	4.08%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.737	$1.563	$1.591	$1.491	$1.413
Unit value, end of year	$1.858	$1.737	$1.563	$1.591	$1.491
Units outstanding (000’s), beginning of year	7,366	7,321	7,912	4,336	3,881
Units Issued (000’s)	5,080(1)	3,567	3,014	7,566	2,630
Units Redeemed (000’s)	(4,749)	(3,522)	(3,605)	(3,990)	(2,175)
Units Outstanding (000’s), end of year	7,697	7,366	7,321	7,912	4,336
Net Assets (000’s), end of year	$14,301	$12,797	$11,440	$12,589	$6,464
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%	2.12%
Total Return (C)	6.95%	11.18%	-1.79%	6.71%	5.55%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.807	$1.576	$1.634	$1.486	$1.388
Unit value, end of year	$1.933	$1.807	$1.576	$1.634	$1.486
Units outstanding (000’s), beginning of year	7,253	8,779	10,350	12,718	13,332
Units Issued (000’s)	1,782	1,363	2,690	4,715	4,982
Units Redeemed (000’s)	(3,115)	(2,889)	(4,261)	(7,083)	(5,596)
Units Outstanding (000’s), end of year	5,920	7,253	8,779	10,350	12,718
Net Assets (000’s), end of year	$11,444	$13,102	$13,832	$16,914	$18,898
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%	2.32%
Total Return (C)	7.01%	14.65%	-3.59%	9.98%	7.08%

(1)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.867	$1.598	$1.675	$1.497	$1.387
Unit value, end of year	$2.024	$1.867	$1.598	$1.675	$1.497
Units outstanding (000’s), beginning of year	29,945	34,614	36,689	39,926	36,826
Units Issued (000’s)	9,341	8,740	12,275	20,971	18,225
Units Redeemed (000’s)	(12,982)	(13,409)	(14,350)	(24,208)	(15,125)
Units Outstanding (000’s), end of year	26,304	29,945	34,614	36,689	39,926
Net Assets (000’s), end of year	$53,251	$55,892	$55,301	$61,446	$59,785
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%	1.92%
Total Return (C)	8.46%	16.83%	-4.61%	11.85%	7.92%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.982	$1.665	$1.767	$1.553	$1.423
Unit value, end of year	$2.173	$1.982	$1.665	$1.767	$1.553
Units outstanding (000’s), beginning of year	43,917	44,237	43,563	46,677	38,021
Units Issued (000’s)	16,265	16,337	14,745	25,061	21,577
Units Redeemed (000’s)	(20,076)	(16,657)	(14,071)	(28,175)	(12,921)
Units Outstanding (000’s), end of year	40,106	43,917	44,237	43,563	46,677
Net Assets (000’s), end of year	$87,143	$87,062	$73,646	$76,976	$72,505
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%	1.72%
Total Return (C)	9.60%	19.08%	-5.78%	13.76%	9.19%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.084	$1.720	$1.850	$1.604	$1.457
Unit value, end of year	$2.314	$2.084	$1.720	$1.850	$1.604
Units outstanding (000’s), beginning of year	44,865	41,634	37,755	38,155	33,205
Units Issued (000’s)	18,849	15,638	15,625	22,269	16,823
Units Redeemed (000’s)	(20,479)	(12,407)	(11,746)	(22,669)	(11,873)
Units Outstanding (000’s), end of year	43,235	44,865	41,634	37,755	38,155
Net Assets (000’s), end of year	$100,029	$93,511	$71,595	$69,847	$61,209
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%	1.65%
Total Return (C)	11.00%	21.21%	-7.05%	15.32%	10.07%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.115	$1.721	$1.869	$1.605	$1.449
Unit value, end of year	$2.368	$2.115	$1.721	$1.869	$1.605
Units outstanding (000’s), beginning of year	34,034	34,740	33,115	32,296	29,082
Units Issued (000’s)	15,441	12,036	11,819	19,678	13,851
Units Redeemed (000’s)	(16,087)	(12,742)	(10,194)	(18,859)	(10,637)
Units Outstanding (000’s), end of year	33,388	34,034	34,740	33,115	32,296
Net Assets (000’s), end of year	$79,046	$71,984	$59,797	$61,898	$51,839
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%	1.54%
Total Return (C)	11.94%	22.88%	-7.91%	16.45%	10.77%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.113	$1.710	$1.869	$1.602	$1.443
Unit value, end of year	$2.382	$2.113	$1.710	$1.869	$1.602
Units outstanding (000’s), beginning of year	28,671	28,448	26,662	26,692	23,292
Units Issued (000’s)	12,944	9,967	9,613	15,512	11,458
Units Redeemed (000’s)	(14,842)	(9,744)	(7,827)	(15,542)	(8,058)
Units Outstanding (000’s), end of year	26,773	28,671	28,448	26,662	26,692
Net Assets (000’s), end of year	$63,771	$60,568	$48,660	$49,835	$42,752
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%	1.48%
Total Return (C)	12.75%	23.51%	-8.49%	16.69%	11.00%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.094	$1.691	$1.855	$1.587	$1.429
Unit value, end of year	$2.358	$2.094	$1.691	$1.855	$1.587
Units outstanding (000’s), beginning of year	32,336	32,116	31,560	32,421	29,561
Units Issued (000’s)	12,634	10,610	10,241	19,259	13,135
Units Redeemed (000’s)	(15,336)	(10,390)	(9,685)	(20,120)	(10,275)
Units Outstanding (000’s), end of year	29,634	32,336	32,116	31,560	32,421
Net Assets (000’s), end of year	$69,877	$67,698	$54,316	$58,545	$51,441
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%	1.49%
Total Return (C)	12.63%	23.79%	-8.83%	16.92%	11.02%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.992	$1.608	$1.773	$1.513	$1.362
Unit value, end of year	$2.246	$1.992	$1.608	$1.773	$1.513
Units outstanding (000’s), beginning of year	23,912	22,295	19,548	16,730	10,233
Units Issued (000’s)	11,929	9,930	9,490	14,995	11,028
Units Redeemed (000’s)	(11,105)	(8,313)	(6,743)	(12,177)	(4,531)
Units Outstanding (000’s), end of year	24,736	23,912	22,295	19,548	16,730
Net Assets (000’s), end of year	$55,552	$47,643	$35,852	$34,651	$25,312
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%	1.07%
Total Return (C)	12.72%	23.90%	-9.28%	17.16%	11.12%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2016(1)
	2020	2019	2018	2017
Unit value, beginning of year/period	$1.364	$1.103	$1.218	$1.038	$1.000
Unit value, end of year/period	$1.545	$1.364	$1.103	$1.218	$1.038
Units outstanding (000’s), beginning of year/period	12,447	7,606	4,126	255	—
Units Issued (000’s)	8,488	7,679	6,040	4,860	303
Units Redeemed (000’s)	(6,351)	(2,838)	(2,560)	(989)	(48)
Units Outstanding (000’s), end of year/period	14,584	12,447	7,606	4,126	255
Net Assets (000’s), end of year/period	$22,530	$16,980	$8,391	$5,025	$265
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%(D)
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—	—
Total Return (C)	13.25%	23.65%	-9.42%	17.28%	3.85%(E)

(1)
For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$11.040	$8.919	$10.000
Unit value, end of year/period	$12.519	$11.040	$8.919
Units outstanding (000’s), beginning of year	276	48	—
Units Issued (000’s)	448	293	61
Units Redeemed (000’s)	(231)	(65)	(13)
Units Outstanding (000’s), end of year	493	276	48
Net Assets (000’s), end of year	$6,176	$3,044	$431
Expense Ratio (A)	0.60%	0.60%	0.60%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	13.40%	23.78%	-10.81%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.786
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	5
Units Redeemed (000’s)	—(F)
Units Outstanding (000’s), end of period	5
Net Assets (000’s), end of period	$53
Expense Ratio (A)	0.60%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.86%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.241	$1.978	$2.032	$1.876	$1.769
Unit value, end of year	$2.436	$2.241	$1.978	$2.032	$1.876
Units outstanding (000’s), beginning of year	8,750	9,165	8,404	9,594	9,906
Units Issued (000’s)	3,001	2,511	2,863	5,275	4,132
Units Redeemed (000’s)	(3,991)	(2,926)	(2,102)	(6,465)	(4,444)
Units Outstanding (000’s), end of year	7,760	8,750	9,165	8,404	9,594
Net Assets (000’s), end of year	$18,902	$19,613	$18,131	$17,072	$18,003
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%	2.32%
Total Return (C)	8.67%	13.31%	-2.63%	8.27%	6.08%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.968	$2.506	$2.638	$2.333	$2.152
Unit value, end of year	$3.295	$2.968	$2.506	$2.638	$2.333
Units outstanding (000’s), beginning of year	14,828	16,973	16,866	21,092	21,965
Units Issued (000’s)	3,757	3,605	5,328	9,737	7,276
Units Redeemed (000’s)	(6,046)	(5,750)	(5,221)	(13,963)	(8,149)
Units Outstanding (000’s), end of year	12,539	14,828	16,973	16,866	21,092
Net Assets (000’s), end of year	$41,314	$44,017	$42,539	$44,487	$49,214
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%	2.17%
Total Return (C)	11.00%	18.44%	-4.98%	13.04%	8.43%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.557	$2.916	$3.158	$2.724	$2.472
Unit value, end of year	$4.021	$3.557	$2.916	$3.158	$2.724
Units outstanding (000’s), beginning of year	8,820	10,447	11,498	14,021	15,927
Units Issued (000’s)	2,880	1,991	2,710	6,300	4,344
Units Redeemed (000’s)	(3,906)	(3,618)	(3,761)	(8,823)	(6,250)
Units Outstanding (000’s), end of year	7,794	8,820	10,447	11,498	14,021
Net Assets (000’s), end of year	$31,341	$31,378	$30,460	$36,317	$38,196
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%	1.99%
Total Return (C)	13.04%	22.01%	-7.69%	15.94%	10.20%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$98.171	$77.418	$84.838	$75.517	$64.306
Unit value, end of year	$104.221	$98.171	$77.418	$84.838	$75.517
Units outstanding (000’s), beginning of year	339	396	467	629	673
Units Issued (000’s)	81	64	88	247	210
Units Redeemed (000’s)	(152)	(121)	(159)	(409)	(254)
Units Outstanding (000’s), end of year	268	339	396	467	629
Net Assets (000’s), end of year	$27,955	$33,250	$30,636	$39,581	$47,519
Expense Ratio (A)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%	2.38%
Total Return (C)	6.16%	26.81%	-8.75%	12.34%	17.43%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$59.246	$50.354	$53.465	$47.084	$45.899
Unit value, end of year	$67.717	$59.246	$50,354	$53.465	$47.084
Units outstanding (000’s), beginning of year	262	327	353	472	568
Units Issued (000’s)	81	47	91	180	141
Units Redeemed (000’s)	(129)	(112)	(117)	(299)	(237)
Units Outstanding (000’s), end of year	214	262	327	353	472
Net Assets (000’s), end of year	$14,514	$15,501	$16,462	$18,871	$22,238
Expense Ratio (A)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%	1.45%
Total Return (C)	14.30%	17.66%	-5.82%	13.55%	2.58%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$121.012	$92.431	$99.218	$81.809	$81.809
Unit value, end of year	$157.213	$121.012	$92.431	$99.218	$99.218
Units outstanding (000’s), beginning of year	648	775	930	1,262	1,262
Units Issued (000’s)	171	98	159	480	480
Units Redeemed (000’s)	(294)	(225)	(314)	(812)	(812)
Units Outstanding (000’s), end of year	525	648	775	930	930
Net Assets (000’s), end of year	$82,484	$78,368	$71,651	$92,287	$92,287
Expense Ratio (A)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%	0.99%
Total Return (C)	29.92%	30.92%	-6.84%	21.28%	21.28%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$98.013	$79.794	$93.835	$78.054	$69.891
Unit value, end of year	$115.263	$98.013	$79.794	$93.835	$78.054
Units outstanding (000’s), beginning of year	234	276	320	409	453
Units Issued (000’s)	62	50	73	174	130
Units Redeemed (000’s)	(90)	(92)	(117)	(263)	(174)
Units Outstanding (000’s), end of year	206	234	276	320	409
Net Assets (000’s), end of year	$23,783	$22,947	$21,998	$29,985	$31,948
Expense Ratio (A)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%	0.50%
Total Return (C)	17.60%	22.83%	-14.96%	20.22%	11.68%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$35.528	$28.435	$31.476	$27.981	$24.938
Unit value, end of year	$39.476	$35.528	$28.435	$31.476	$27.981
Units outstanding (000’s), beginning of year	697	761	868	1,165	1,235
Units Issued (000’s)	226	167	250	517	467
Units Redeemed (000’s)	(334)	(231)	(357)	(814)	(537)
Units Outstanding (000’s), end of year	589	697	761	868	1,165
Net Assets (000’s), end of year	$23,258	$24,760	$21,637	$27,324	$32,606
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%	2.66%
Total Return (C)	11.11%	24.95%	-9.66%	12.49%	12.20%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$43.169	$33.097	$38.103	$26.866	$26.520
Unit value, end of year	$67.618	$43.169	$33.097	$38.103	$26.866
Units outstanding (000’s), beginning of year	961	1,148	1,250	1,655	1,840
Units Issued (000’s)	257	193	313	692	512
Units Redeemed (000’s)	(445)	(380)	(415)	(1,097)	(697)
Units Outstanding (000’s), end of year	773	961	1,148	1,250	1,655
Net Assets (000’s), end of year	$52,286	$41,472	$37,992	$47,642	$44,461
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%	1.44%
Total Return (C)	56.64%	30.43%	-13.14%	41.83%	1.30%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$21.015	$16.413	$17.446	$16.751	$15.551
Unit value, end of year	$19.876	$21.015	$16.413	$17.446	$16.751
Units outstanding (000’s), beginning of year	393	411	489	625	503
Units Issued (000’s)	167	173	126	313	481
Units Redeemed (000’s)	(210)	(191)	(204)	(449)	(359)
Units Outstanding (000’s), end of year	350	393	411	489	625
Net Assets (000’s), end of year	$6,963	$8,258	$6,739	$8,533	$10,463
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%	2.08%
Total Return (C)	-5.42%	28.04%	-5.92%	4.15%	7.71%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year/period	$10.940	$10.128	$10.000
Unit value, end of year/period	$11.700	$10.940	$10.128
Units outstanding (000’s), beginning of year/period	335	57	—
Units Issued (000’s)	581	349	58
Units Redeemed (000’s)	(381)	(71)	(1)
Units Outstanding (000’s), end of year/period	535	335	57
Net Assets (000’s), end of year/period	$6,265	$3,663	$580
Expense Ratio (A)	0.60%	0.60%	0.60%(D)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	6.94%	8.02%	1.28%(E)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.702	$10.000	$10.820	$10.000
Unit value, end of year/period	$11.551	$10.702	$12.642	$10.820
Units outstanding (000’s), beginning of year/period	5	—	1	—
Units Issued (000’s)	22	5	17	1
Units Redeemed (000’s)	(16)	—(F)	(8)	—(F)
Units Outstanding (000’s), end of year/period	11	5	10	1
Net Assets (000’s), end of year/period	$129	$49	$123	$10
Expense Ratio (A)	0.60%	0.60%(D)	0.60%	0.60%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	7.93%	7.02%(E)	16.84%	8.20%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$65.624	$48.536	$51.357	$42.284	$41.099
Unit value, end of year	$93.278	$65.624	$48.536	$51.357	$42.284
Units outstanding (000’s), beginning of year	566	671	770	1,042	1,236
Units Issued (000’s)	161	132	146	456	321
Units Redeemed (000’s)	(267)	(237)	(245)	(728)	(515)
Units Outstanding (000’s), end of year	460	566	671	770	1,042
Net Assets (000’s), end of year	$42,896	$37,144	$32,547	$39,539	$44,075
Expense Ratio (A)	0.60%	0.60%	0.60%	0.41%(D)	0.35%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—	—
Total Return (C)	42.14%	35.21%	-5.49%	21.46%	2.88%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$33.462	$25.761	$30.358	$23.542	$22.428
Unit value, end of year	$41.209	$33.462	$25.761	$30.358	$23.542
Units outstanding (000’s), beginning of year	71	69	81	65	61
Units Issued (000’s)	29	29	28	51	30
Units Redeemed (000’s)	(45)	(27)	(40)	(35)	(26)
Units Outstanding (000’s), end of year	55	71	69	81	65
Net Assets (000’s), end of year	$2,246	$2,373	$1,791	$2,451	$1,520
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%	1.19%
Total Return (C)	23.15%	29.90%	-15.15%	28.95%	4.97%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by American Century, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$7.353	$5.946	$6.146	$5.520	$5.148
Unit value, end of year	$8.424	$7.353	$5.946	$6.146	$5.520
Units outstanding (000’s), beginning of year	2,614	2,957	3,092	3,397	3,585
Units Issued (000’s)	792	627	809	1,593	941
Units Redeemed (000’s)	(1,226)	(970)	(944)	(1,898)	(1,129)
Units Outstanding (000’s), end of year	2,180	2,614	2,957	3,092	3,397
Net Assets (000’s), end of year	$18,363	$19,222	$17,581	$19,005	$18,753
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%	1.86%
Total Return (C)	14.57%	23.66%	-3.25%	11.34%	7.22%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.897	$10.000
Unit value, end of year/period	$10.626	$10.897
Units outstanding (000’s), beginning of year/period	4	—
Units Issued (000’s)	31	4
Units Redeemed (000’s)	(17)	— (F)
Units Outstanding (000’s), end of year/period	18	4
Net Assets (000’s), end of year/period	$193	$46
Expense Ratio (A)	0.60%	0.60%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-2.49%	8.97%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$127.899	$93.825	$95.922	$76.401	$73.727
Unit value, end of year	$176.770	$127.899	$93.825	$95.922	$76.401
Units outstanding (000’s), beginning of year	341	378	406	534	635
Units Issued (000’s)	118	80	107	229	166
Units Redeemed (000’s)	(180)	(117)	(135)	(357)	(267)
Units Outstanding (000’s), end of year	279	341	378	406	534
Net Assets (000’s), end of year	$49,353	$43,590	$35,511	$38,965	$40,773
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%	0.82%
Total Return (C)	38.21%	36.32%	-2.19%	25.55%	3.63%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$61.800	$47.071	$51.409	$44.235	$39.868
Unit value, end of year	$69.995	$61.800	$47.071	$51.409	$44.235
Units outstanding (000’s), beginning of year	128	138	171	219	213
Units Issued (000’s)	34	36	40	102	91
Units Redeemed (000’s)	(53)	(46)	(73)	(150)	(85)
Units Outstanding (000’s), end of year	109	128	138	171	219
Net Assets (000’s), end of year	$7,644	$7,894	$6,498	$8,801	$9,682
Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%	1.10%
Total Return (C)	13.26%	31.29%	-8.44%	16.22%	10.95%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$11.511	$8.810	$10.000
Unit value, end of year/period	$11.914	$11.511	$8.810
Units outstanding (000’s), beginning of year/period	37	4	—
Units Issued (000’s)	26	42	4
Units Redeemed (000’s)	(37)	(9)	— (G)
Units Outstanding (000’s), end of year/period	26	37	4
Net Assets (000’s), end of year/period	$306	$428	$35
Expense Ratio (A)	0.35%(F)	0.35%(F)	0.35%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	3.51%	30.66%	-11.90%(E)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$11.029	$10.000
Unit value, end of year/period	$13.108	$11.029
Units outstanding (000’s), beginning of year/period	8	—
Units Issued (000’s)	27	8
Units Redeemed (000’s)	(12)	— (G)
Units Outstanding (000’s), end of year/period	23	8
Net Assets (000’s), end of year/period	$305	$90
Expense Ratio (A)	0.60%	0.60%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	18.85%	10.29%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by MFS, the expense ratio would have been 0.60%.
(G)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$14.587	$13.498	$13.858	$13.408	$12.829
Unit value, end of year	$16.191	$14.587	$13.498	$13.858	$13.408
Units outstanding (000’s), beginning of year	247	210	245	262	247
Units Issued (000’s)	204	124	79	177	137
Units Redeemed (000’s)	(172)	(87)	(114)	(194)	(122)
Units Outstanding (000’s), end of year	279	247	210	245	262
Net Assets (000’s), end of year	$4,524	$3,610	$2,834	$3,390	$3,506
Expense Ratio (A)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)	0.50%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%	2.47%
Total Return (C)	11.00%	8.07%	-2.60%	3.36%	4.51%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$40.646	$31.403	$30.918	$22.809	$22.734
Unit value, end of year	$54.388	$40.646	$31.403	$30.918	$22.809
Units outstanding (000’s), beginning of year	973	999	791	526	553
Units Issued (000’s)	517	403	663	743	372
Units Redeemed (000’s)	(549)	(429)	(455)	(478)	(399)
Units Outstanding (000’s), end of year	941	973	999	791	526
Net Assets (000’s), end of year	$51,193	$39,546	$31,373	$24,450	$11,990
Expense Ratio (A)	0.35%(E)	0.35%(E)	0.35%(E)	0.44%(E)	0.45%(E)
Investment Income Ratio (B)	—	—	3.36%	—	—
Total Return (C)	33.81%	29.43%	1.57%	35.55%	0.33%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by PIMCO, the expense ratio would have been 0.60%.
(E)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.496	$10.000
Unit value, end of year/period	$14.411	$10.496
Units outstanding (000’s), beginning of year/period	7	—
Units Issued (000’s)	49	8
Units Redeemed (000’s)	(14)	(1)
Units Outstanding (000’s), end of year/period	42	7
Net Assets (000’s), end of year/period	$607	$70
Expense Ratio (A)	0.55%(F)	0.55%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	37.30%	4.96%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by Victory, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights  (continued)
Certain National Accounts Tier 5 Reduced Fee Units
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$8.719	$6.700	$22.711	$17.853	$2.438	$2.065
Unit value, end of year	$10.219	$8.719	$26.298	$22.711	$2.320	$2.438
Units outstanding (000’s), beginning of year/period(1)	337	—	12	—	147	—
Units Issued (000’s)(1)	179	354	11	13	73	178
Units Redeemed (000’s)(1)	(175)	(17)	(10)	(1)	(67)	(31)
Units Outstanding (000’s), end of year/period(1)	341	337	13	12	153	147
Net Assets (000’s), end of year/period	$3,489	$2,935	$338	$266	$355	$359
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	3.44%	1.65%	2.66%	1.25%	3.31%	0.83%
Total Return (C)	17.20%	30.14%	15.79%	27.21%	-4.82%	18.04%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund(2)		Mid Cap Value Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.716	$2.165	$10.072	$8.303	$2.396	$1.903
Unit value, end of year	$3.859	$2.716	$11.047	$10.072	$2.443	$2.396
Units outstanding (000’s), beginning of year/period(1)	215	—	2	—	53	—
Units Issued (000’s)(1)	53	242	2	2	16	70
Units Redeemed (000’s)(1)	(64)	(27)	(1)	— (D)	(13)	(17)
Units Outstanding (000’s), end of year/period(1)	204	215	3	2	56	53
Net Assets (000’s), end of year/period	$787	$585	$30	$21	$138	$128
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0. 85%	0.90%
Investment Income Ratio (B)	0.41%	0.09%	0.86%	1.66%	4.48%	1.35%
Total Return (C)	42.09%	25.46%	9.68%	21.31%	1.95%	25.90%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)		Composite Fund(2)		International Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$5.257	$4.209	$11.909	$10.066	$1.073	$0.895
Unit value, end of year	$5.916	$5.257	$13.197	$11.909	$1.151	$1.073
Units outstanding (000’s), beginning of year/period(1)	245	—	37	—	150	—
Units Issued (000’s)(1)	111	270	14	41	46	154
Units Redeemed (000’s)(1)	(93)	(25)	(14)	(4)	(31)	(4)
Units Outstanding (000’s), end of year/period(1)	263	245	37	37	165	150
Net Assets (000’s), end of year/period	$1,553	$1,288	$486	$442	$190	$161
Expense Ratio (A)	0.85%	0.90%	0. 85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	2.79%	1.20%	4.06%	2.20%	4.59%	2.38%
Total Return (C)	12.54%	24.88%	10.82%	18.30%	7.28%	19.93%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)		Mid-Term Bond Fund(2)		Bond Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.374	$2.348	$2.524	$2.402	$6.790	$6.365
Unit value, end of year	$2.360	$2.374	$2.629	$2.524	$7.163	$6.790
Units outstanding (000’s), beginning of year/period(1)	87	—	59	—	66	—
Units Issued (000’s)(1)	74	103	43	89	66	73
Units Redeemed (000’s)(1)	(40)	(16)	(29)	(30)	(20)	(7)
Units Outstanding (000’s), end of year/period(1)	121	87	73	59	112	66
Net Assets (000’s), end of year/period	$285	$206	$192	$149	$804	$446
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	4.22%	1.15%	3.48%	2.14%	4.55%	2.54%
Total Return (C)	-0.57%	1.10%	4.16%	5.09%	5.50%	6.68%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$1.634	$1.474	$1.700	$1.487	$1.756	$1.508
Unit value, end of year	$1.744	$1.634	$1.814	$1.700	$1.900	$1.756
Units outstanding (000’s), beginning of year/period(1)	352	—	363	—	1,820	—
Units Issued (000’s)(1)	328(3)	389	206	399	901	2,081
Units Redeemed (000’s)(1)	(134)	(37)	(135)	(36)	(620)	(261)
Units Outstanding (000’s), end of year/period(1)	546	352	434	363	2,101	1,820
Net Assets (000’s), end of year/period	$951	$575	$788	$617	$3,993	$3,197
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	5.80%	1.70%	5.76%	2.03%	5.74%	1.89%
Total Return (C)	6.68%	10.85%	6.74%	14.31%	8.19%	16.48%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$1.865	$1.571	$1.961	$1.623	$1.990	$1.624
Unit value, end of year	$2.039	$1.865	$2.172	$1.961	$2.222	$1.990
Units outstanding (000’s), beginning of year/period(1)	2,681	—	2,123	—	1,800	—
Units Issued (000’s)(1)	1,360	2,844	978	2,230	687	1,943
Units Redeemed (000’s)(1)	(1,068)	(163)	(715)	(107)	(577)	(143)
Units Outstanding (000’s), end of year/period(1)	2,973	2,681	2,386	2,123	1,910	1,800
Net Assets (000’s), end of year/period	$6,064	$5,002	$5,181	$4,163	$4,244	$3,582
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	5.57%	1.71%	5.44%	1.62%	5.39%	1.55%
Total Return (C)	9.33%	18.72%	10.73%	20.84%	11.66%	22.51%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(3)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$1.988	$1.614	$1.970	$1.596	$1.920	$1.554
Unit value, end of year	$2.236	$1.988	$2.213	$1.970	$2.159	$1.920
Units outstanding (000’s), beginning of year/period(1)	1,280	—	1,460	—	1,001	—
Units Issued (000’s)(1)	883	1,407	830	1,647	667	1,161
Units Redeemed (000’s)(1)	(587)	(127)	(657)	(187)	(501)	(160)
Units Outstanding (000’s), end of year/period(1)	1,576	1,280	1,633	1,460	1,167	1,001
Net Assets (000’s), end of year/period	$3,524	$2,544	$3,614	$2,877	$2,519	$1,923
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	5.29%	1.52%	5.20%	1.54%	5.16%	1.42%
Total Return (C)	12.47%	23.14%	12.35%	23.42%	12.43%	23.53%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund(2)		2065 Retirement Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020(3)
Unit value, beginning of year	$1.347	$1.092	$10.987	$8.902	$10.000
Unit value, end of year	$1.521	$1.347	$12.429	$10.987	$11.774
Units outstanding (000’s), beginning of year/period(1)	465	—	9	—	—
Units Issued (000’s)(1)	622	539	44	9	—(D)
Units Redeemed (000’s)(1)	(206)	(74)	(5)	— (D)	—(D)
Units Outstanding (000’s), end of year/period(1)	881	465	48	9	—(D)
Net Assets (000’s), end of year/period	$1,340	$627	$602	$102	1
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%(E)
Investment Income Ratio (B)	5.06%	1.04%	5.26%	0.09%	5.72%(F)
Total Return (C)	12.97%	23.28%	13.12%	23.41%	17.74%(F)

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Mutual of America 2065 Retirement Fund.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(3)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.
(E)
Annualized.
(F)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)		Moderate Allocation Fund(2)		Aggressive Allocation Fund(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$2.088	$1.848	$2.766	$2.342	$3.315	$2.725
Unit value, end of year	$2.263	$2.088	$3.062	$2.766	$3.738	$3.315
Units outstanding (000’s), beginning of year/period(1)	456	—	934	—	311	—
Units Issued (000’s)(1)	283	584	219	1,061	111	342
Units Redeemed (000’s)(1)	(238)	(128)	(543)	(127)	(105)	(31)
Units Outstanding (000’s), end of year/period(1)	501	456	610	934	317	311
Net Assets (000’s), end of year/period	$1,133	$952	$1,867	$2,583	$1,184	$1,030
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	5.91%	2.06%	5.81%	2.02%	5.55%	1.91%
Total Return (C)	8.39%	12.97%	10.72%	18.09%	12.76%	21.65%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$91.526	$72.393	$55.230	$47.082	$112.820	$86.432
Unit value, end of year	$96.924	$91.526	$62.969	$55.230	$146.204	$112.820
Units outstanding (000’s), beginning of year/period(1)	6	—	12	—	16	—
Units Issued (000’s)(1)	4	6	3	13	5	19
Units Redeemed (000’s)(1)	(2)	— (D)	(6)	(1)	(7)	(3)
Units Outstanding (000’s), end of year/period(1)	8	6	9	12	14	16
Net Assets (000’s), end of year/period	$793	$512	$584	$686	$2,043	$1,802
Expense Ratio (A)	0.75%(D)	0.80%(D)	0.75%(D)	0.80%(D)	0.75%(D)	0.80%(D)
Investment Income Ratio (B)	1.78%	2.02%	1.50%	1.79%	0.25%	0.46%
Total Return (C)	5.90%	26.43%	14.01%	17.31%	29.59%	30.53%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.90% in 2019 and 0.85% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity		Vanguard
	VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)		VIF International Portfolio(2)
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019
Unit value, beginning of year	$91.381	$74.617	$33.115	$26.583	$40.239	$30.943
Unit value, end of year	$107.196	$91.381	$36.703	$33.115	$62.872	$40.239
Units outstanding (000’s), beginning of year/period(1)	4	—	12	—	30	—
Units Issued (000’s)(1)	1	5	11	17	13	32
Units Redeemed (000’s)(1)	(1)	(1)	(5)	(5)	(17)	(2)
Units Outstanding (000’s), end of year/period(1)	4	4	18	12	26	30
Net Assets (000’s), end of year/period	$405	$326	$669	$385	$1,658	$1,211
Expense Ratio (A)	0.75%(D)	0.80%(D)	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	0.65%	0.85%	2.71%	2.88%	1.21%	1.44%
Total Return (C)	17.31%	22.47%	10.83%	24.57%	56.25%	30.04%

Selected Per Unit and Supplementary Data:	Vanguard				Goldman Sachs
	VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio(2)		VIT Small Cap Equity Insights Fund
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$20.361	$15.951	$10.888	$10.110	$10.689	$10.000
Unit value, end of year	$19.209	$20.361	$11.615	$10.888	$11.508	$10.689(H)
Units outstanding (000’s), beginning of year/period(1)	13	—	9	—	—	—
Units Issued (000’s)(1)	6	14	84	17	—(E)	—
Units Redeemed (000’s)(1)	(6)	(1)	(11)	(8)	—	—
Units Outstanding (000’s), end of year/period(1)	13	13	82	9	—(E)	—
Net Assets (000’s), end of year/period	$259	$269	$956	$101	$2	$—
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%	0.85%	0.90%(F)
Investment Income Ratio (B)	2.68%	2.54%	2.05%	1.32%	0.32%	1.00%(G)
Total Return (C)	-5.66%	27.65%	6.67%	7.70%	7.66%	6.89%(G)(I)

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT Small Cap Equity Insights Fund.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 0.90% in 2019 and 0.85% in 2020.
(E)
Less than 500 units.
(F)
Annualized.
(G)
Not annualized.
(H)
The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(I)
The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Goldman Sachs		American Century		American Funds
	VIT US Equity Insights Fund		VP Capital Appreciation Fund(2)		New World Fund(2)
	Year Ended December 31,
	2020	2019(3)	2020	2019(3)	2020	2019
Unit value, beginning of year	$10.806	$10.000	$61.190	$45.393	$32.419	$25.032
Unit value, end of year	$12.595	$10.806(G)	$86.758	$61.190	$39.825	$32.419
Units outstanding (000’s), beginning of year/period(1)	—	—	18	—	—	—
Units Issued (000’s)(1)	—(D)	—	3	19	1	—(D)
Units Redeemed (000’s)(1)	—(D)	—	(7)	(1)	—(D)	—(D)
Units Outstanding (000’s), end of year/period(1)	—(D)	—	14	18	1	—(D)
Net Assets (000’s), end of year/period	$1	$—	$1,180	$1,085	$32	$9
Expense Ratio (A)	0.85%	0.90%(E)	0.85%	0.90%	0.85%	0.90%
Investment Income Ratio (B)	1.30%	2.17%(F)	0.10%	0.04%	0.24%	1.26%
Total Return (C)	16.55%	8.06%(F)(H)	41.78%	34.80%	22.84%	29.51%

Selected Per Unit and Supplementary Data:	Calvert		Delaware		DWS
	VP SRI Balanced Portfolio(2)		VIP Small Cap Value Series		Capital Growth VIP(2)
	Year Ended December 31,
	2020	2019	2020	2019(3)	2020	2019
Unit value, beginning of year	$6.852	$5.557	$10.883	$10.000	$119.214	$87.716
Unit value, end of year	$7.830	$6.852	$10.586	$10.883(G)	$164.355	$119.214
Units outstanding (000’s), beginning of year/period(1)	32	—	—	—	6	—
Units Issued (000’s)(1)	21	32	1	—	2	7
Units Redeemed (000’s)(1)	(6)	— (D)	—	—	(3)	(1)
Units Outstanding (000’s), end of year/period(1)	47	32	1	—	5	6
Net Assets (000’s), end of year/period	$371	$219	$8	$—	$774	$672
Expense Ratio (A)	0.85%	0.90%	0.85%	0.90%(E)	0.85%	0.90%
Investment Income Ratio (B)	1.54%	1.58%	1.13%	—	0.48%	0.42%
Total Return (C)	14.28%	23.29%	-2.73%	8.83%(F)(H)	37.87%	35.91%

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Goldman Sachs VIT US Equity Insights Fund and Delaware VIP Small Cap Value Series.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.
(E)
Annualized.
(F)
Not annualized.
(G)
The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(H)
The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer		MFS		Neuberger Berman Advisers Management Trust
	V.I. Main Street Fund(2)		VIT III Mid Cap Value Portfolio(2)		Sustainable Equity Portfolio
	Year Ended December 31,
	2020	2019	2020	2019	2020	2019(3)
Unit value, beginning of year	$57.601	$44.044	$11.456	$8.794	$11.015	$10.000
Unit value, end of year	$65.077	$57.601	$11.828	$11.456	$13.059	$11.015(J)
Units outstanding (000’s), beginning of year/period(1)	3	—	1	—	—	—
Units Issued (000’s)(1)	1	3	—(D)	1	1	—
Units Redeemed (000’s)(1)	(2)	—	(1)	—	—	—
Units Outstanding (000’s), end of year/period(1)	2	3	—(D)	1	1	—
Net Assets (000’s), end of year/period	$151	$148	$4	$10	$19	$—
Expense Ratio (A)	0.85%	0.90%	0.60%(G)	0.65%(G)	0.85%	0.90%(E)
Investment Income Ratio (B)	1.44%	1.06%	1.17%	1.30%	0.70%	0.39%(F)
Total Return (C)	12.98%	30.90%	3.25%	30.27%	18.55%	10.15%(F)(K)

Selected Per Unit and Supplementary Data:	PIMCO		T. Rowe Price		Victory
	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)		RS Small Cap Growth Equity VIP Series
	Year Ended December 31,
	2020	2019(3)	2020	2019	2020	2019(3)
Unit value, beginning of year	$14.127	$13.111	$39.384	$30.518	$10.483	$10.000
Unit value, end of year	$15.642	$14.127	$52.568	$39.384	$14.357	$10.483(K)
Units outstanding (000’s), beginning of year/period(1)	5	—	27	—	—	—
Units Issued (000’s)(1)	7	5	16	32	—(D)	—
Units Redeemed (000’s)(1)	(6)	—	(12)	(5)	—(D)	—
Units Outstanding (000’s), end of year/period(1)	6	5	31	27	—(D)	—
Net Assets (000’s), end of year/period	$90	$75	$1,641	$1,047	$3	$—
Expense Ratio (A)	0.75%(H)	0.80%(H)	0.60%(I)	0.65% (I)	0.80%(J)	0.85% (E)(J)
Investment Income Ratio (B)	1.58%	1.82%	—	—	—	—
Total Return (C)	10.72%	7.74%	33.48%	29.05%	36.96%	4.83%(F)(L)

(1)
Unit activity for the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019. Not applicable to the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio and Victory RS Small Cap Growth Equity VIP Series.
(2)
Prior to July 1, 2019, participants in Certain National Accounts Tier 5 Reduced Fee held units of Standard from January 1, 2016 to June 30, 2017 and Tier 5 Reduced Fee from July 1, 2017 to June 30, 2019. The equivalent prior year history for the years or period ending in 2016 through 2018, as applicable, are not included here. They appear in the section of the Financial Highlights for the Fund under Standard for 2016 and Tier 5 Reduced Fee Units for 2017 through 2018.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Less than 500 units.
(E)
Annualized.
(F)
Not annualized.
(G)
Absent reimbursement by MFS, the expense ratio would have been 0.90% in 2019 and 0.85% in 2020.
(H)
Absent reimbursement by PIMCO, the expense ratio would have been 0.90% in 2019 and 0.85% in 2020.
(I)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.90% in 2019 and 0.85% in 2020.
(J)
Absent reimbursement by Victory, the expense ratio would have been 0.90% in 2019 and 0.85% in 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)
(K)
The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(L)
The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights  (continued)
Tier 5 Reduced Fee Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$8.715	$6.700	$7.087	$5.889
Unit value, end of year	$10.204	$8.715	$6.700	$7.087
Units outstanding (000’s), beginning of year/period(1)	4,894	5,112	5,705	—
Units Issued (000’s)(1)	2,086	1,801	1,997	6,759
Units Redeemed (000’s)(1)	(2,940)	(2,019)	(2,590)	(1,054)
Units Outstanding (000’s), end of year/period(1)	4,040	4,894	5,112	5,705
Net Assets (000’s), end of year/period	$41,227	$42,654	$34,250	$40,433
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%
Total Return (C)	17.09%	30.07%	-5.47%	20.35%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$22.700	$17.853	$19.649	$16.633
Unit value, end of year	$26.258	$22.700	$17.853	$19.649
Units outstanding (000’s), beginning of year/period(1)	340	453	642	—
Units Issued (000’s)(1)	169	87	147	744
Units Redeemed (000’s)(1)	(185)	(200)	(336)	(102)
Units Outstanding (000’s), end of year/period(1)	324	340	453	642
Net Assets (000’s), end of year/period	$8,508	$7,707	$8,094	$12,607
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%
Total Return (C)	15.67%	27.15%	-9.14%	18.13%

*
Includes 401(k) and 401(k) SIMPLE Plans.
(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.437	$2.065	$2.441	$2.279
Unit value, end of year	$2.317	$2.437	$2.065	$2.441
Units outstanding (000’s), beginning of year/period(1)	3,172	3,634	4,249	—
Units Issued (000’s)(1)	1,335	934	1,295	5,164
Units Redeemed (000’s)(1)	(1,788)	(1,396)	(1,910)	(915)
Units Outstanding (000’s), end of year/period(1)	2,719	3,172	3,634	4,249
Net Assets (000’s), end of year/period	$6,299	$7,728	$7,506	$10,371
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%
Total Return (C)	-4.91%	17.98%	-15.39%	7.13%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.715	$2.165	$2.499	$2.040
Unit value, end of year	$3.854	$2.715	$2.165	$2.499
Units outstanding (000’s), beginning of year/period(1)	4,127	4,792	5,252	—
Units Issued (000’s)(1)	1,562	1,349	1,885	6,267
Units Redeemed (000’s)(1)	(2,398)	(2,014)	(2,345)	(1,015)
Units Outstanding (000’s), end of year/period(1)	3,291	4,127	4,792	5,252
Net Assets (000’s), end of year/period	$12,682	$11,204	$10,375	$13,123
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%
Total Return (C)	41.95%	25.40%	-13.36%	22.50%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018(3)
Unit value, beginning of year/period	$10.066	$8.303	$10.000
Unit value, end of year/period	$11.030	$10.066	$8.303
Units outstanding (000’s), beginning of year/period	60	33	—
Units Issued (000’s)	55	40	35
Units Redeemed (000’s)	(46)	(13)	(2)
Units Outstanding (000’s), end of year/period	69	60	33
Net Assets (000’s), end of year/period	$760	$600	$272
Expense Ratio (A)	0.95%	0.95%	0.95%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	9.57%	21.25%	-16.97%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.395	$1.903	$2.236	$1.967
Unit value, end of year	$2.439	$2.395	$1.903	$2.236
Units outstanding (000’s), beginning of year/period(1)	1,087	1,535	1,752	—
Units Issued (000’s)(1)	654	403	557	2,056
Units Redeemed (000’s)(1)	(711)	(851)	(774)	(304)
Units Outstanding (000’s), end of year/period(1)	1,030	1,087	1,535	1,752
Net Assets (000’s), end of year/period	$2,513	$2,603	$2,922	$3,918
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%
Total Return (C)	1.85%	24.82%	-14.89%	13.69%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(3)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$5.254	$4.209	$4.789	$4.171
Unit value, end of year	$5.907	$5.254	$4.209	$4.789
Units outstanding (000’s), beginning of year/period(1)	4,083	4,573	5,414	—
Units Issued (000’s)(1)	1,500	1,328	1,539	6,575
Units Redeemed (000’s)(1)	(2,462)	(1,818)	(2,380)	(1,161)
Units Outstanding (000’s), end of year/period(1)	3,121	4,083	4,573	5,414
Net Assets (000’s), end of year/period	$18,438	$21,450	$19,250	$25,927
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%
Total Return (C)	12.42%	24.82%	-12.10%	14.80%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$11.903	$10.066	$10.499	$9.362
Unit value, end of year	$13.178	$11.903	$10.066	$10.499
Units outstanding (000’s), beginning of year/period(1)	613	719	827	—
Units Issued (000’s)(1)	264	174	241	914
Units Redeemed (000’s)(1)	(316)	(280)	(349)	(87)
Units Outstanding (000’s), end of year/period(1)	561	613	719	827
Net Assets (000’s), end of year/period	$7,394	$7,292	$7,237	$8,682
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%
Total Return (C)	10.71%	18.24%	-4.12%	12.15%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.072	$0.895	$1.042	$0.846
Unit value, end of year	$1.149	$1.072	$0.895	$1.042
Units outstanding (000’s), beginning of year/period(1)	1,615	2,028	1,707	—
Units Issued (000’s)(1)	898	726	1,090	2,249
Units Redeemed (000’s)(1)	(967)	(1,139)	(769)	(542)
Units Outstanding (000’s), end of year/period(1)	1,546	1,615	2,028	1,707
Net Assets (000’s), end of year/period	$1,777	$1,732	$1,814	$1,779
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%
Total Return (C)	7.17%	19.87%	-14.18%	23.14%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.373	$2.348	$2.331	$2.340
Unit value, end of year	$2.357	$2.373	$2.348	$2.331
Units outstanding (000’s), beginning of year/period(1)	1,458	1,748	1,648	—
Units Issued (000’s)(1)	1,036	701	888	1,935
Units Redeemed (000’s)(1)	(1,302)	(991)	(788)	(287)
Units Outstanding (000’s), end of year/period(1)	1,192	1,458	1,748	1,648
Net Assets (000’s), end of year/period	$2,810	$3,460	$4,103	$3,842
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%
Total Return (C)	-0.67%	1.05%	0.74%	-0.38%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.523	$2.402	$2.411	$2.382
Unit value, end of year	$2.625	$2.523	$2.402	$2.411
Units outstanding (000’s), beginning of year/period(1)	1,789	2,118	2,590	—
Units Issued (000’s)(1)	964	573	877	3,086
Units Redeemed (000’s)(1)	(900)	(902)	(1,349)	(496)
Units Outstanding (000’s), end of year/period(1)	1,853	1,789	2,118	2,590
Net Assets (000’s), end of year/period	$4,864	$4,512	$5,088	$6,245
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%
Total Return (C)	4.06%	5.04%	-0.38%	1.22%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$6.786	$6.365	$6.415	$6.258
Unit value, end of year	$7.153	$6.786	$6.365	$6.415
Units outstanding (000’s), beginning of year/period(1)	1,649	1,762	2,164	—
Units Issued (000’s)(1)	935	555	761	2,597
Units Redeemed (000’s)(1)	(1,000)	(668)	(1,163)	(433)
Units Outstanding (000’s), end of year/period(1)	1,584	1,649	1,762	2,164
Net Assets (000’s), end of year/period	$11,331	$11,194	$11,214	$13,885
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%
Total Return (C)	5.39%	6.63%	-0.79%	2.50%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.634	$1.474	$1.507	$1.419
Unit value, end of year	$1.741	$1.634	$1.474	$1.507
Units outstanding (000’s), beginning of year/period(1)	2,918	2,662	3,021	—
Units Issued (000’s)(1)	3,315(3)	2,212	1,646	3,425
Units Redeemed (000’s)(1)	(1,822)	(1,956)	(2,005)	(404)
Units Outstanding (000’s), end of year/period(1)	4,411	2,918	2,662	3,021
Net Assets (000’s), end of year/period	$7,679	$4,766	$3,924	$4,552
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%
Total Return (C)	6.58%	10.79%	-2.14%	6.20%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.699	$1.487	$1.548	$1.414
Unit value, end of year	$1.812	$1.699	$1.487	$1.548
Units outstanding (000’s), beginning of year/period(1)	2,808	3,129	4,960	—
Units Issued (000’s)(1)	948	915	745	5,797
Units Redeemed (000’s)(1)	(1,596)	(1,236)	(2,576)	(837)
Units Outstanding (000’s), end of year/period(1)	2,160	2,808	3,129	4,960
Net Assets (000’s), end of year/period	$3,914	$4,770	$4,653	$7,677
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%
Total Return (C)	6.64%	14.25%	-3.93%	9.45%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(3)
ncludes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.755	$1.508	$1.586	$1.425
Unit value, end of year	$1.897	$1.755	$1.508	$1.586
Units outstanding (000’s), beginning of year/period(1)	14,103	15,907	17,229	—
Units Issued (000’s)(1)	4,586	5,206	5,737	21,467
Units Redeemed (000’s)(1)	(8,417)	(7,010)	(7,059)	(4,238)
Units Outstanding (000’s), end of year/period(1)	10,272	14,103	15,907	17,229
Net Assets (000’s), end of year/period	$19,488	$24,756	$23,985	$27,330
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%
Total Return (C)	8.08%	16.42%	-4.95%	11.31%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.864	$1.571	$1.674	$1.478
Unit value, end of year	$2.036	$1.864	$1.571	$1.674
Units outstanding (000’s), beginning of year/period(1)	18,305	20,832	18,776	—
Units Issued (000’s)(1)	8,500	8,499	10,116	21,900
Units Redeemed (000’s)(1)	(9,781)	(11,026)	(8,060)	(3,124)
Units Outstanding (000’s), end of year/period(1)	17,024	18,305	20,832	18,776
Net Assets (000’s), end of year/period	$34,666	$34,128	$32,731	$31,422
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%
Total Return (C)	9.22%	18.66%	-6.12%	13.21%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.960	$1.623	$1.752	$1.527
Unit value, end of year	$2.168	$1.960	$1.623	$1.752
Units outstanding (000’s), beginning of year/period(1)	17,373	17,692	17,406	—
Units Issued (000’s)(1)	9,737	8,189	7,399	19,930
Units Redeemed (000’s)(1)	(10,107)	(8,508)	(7,113)	(2,524)
Units Outstanding (000’s), end of year/period(1)	17,003	17,373	17,692	17,406
Net Assets (000’s), end of year/period	$36,869	$34,054	$28,712	$30,499
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%
Total Return (C)	10.62%	20.78%	-7.38%	14.77%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.989	$1.625	$1.770	$1.528
Unit value, end of year	$2.219	$1.989	$1.625	$1.770
Units outstanding (000’s), beginning of year/period(1)	14,680	15,167	15,463	—
Units Issued (000’s)(1)	8,839	6,249	5,482	18,604
Units Redeemed (000’s)(1)	(9,486)	(6,736)	(5,778)	(3,141)
Units Outstanding (000’s), end of year/period(1)	14,033	14,680	15,167	15,463
Net Assets (000’s), end of year/period	$31,139	$29,204	$24,641	$27,376
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%
Total Return (C)	11.54%	22.45%	-8.24%	15.89%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.987	$1.614	$1.770	$1.524
Unit value, end of year	$2.232	$1.987	$1.614	$1.770
Units outstanding (000’s), beginning of year/period(1)	13,579	12,772	11,921	—
Units Issued (000’s)(1)	7,230	6,769	5,161	13,708
Units Redeemed (000’s)(1)	(7,568)	(5,962)	(4,310)	(1,787)
Units Outstanding (000’s), end of year/period(1)	13,241	13,579	12,772	11,921
Net Assets (000’s), end of year/period	$29,558	$26,980	$20,618	$21,104
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%
Total Return (C)	12.36%	23.07%	-8.81%	16.13%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.969	$1.596	$1.757	$1.510
Unit value, end of year	$2.210	$1.969	$1.596	$1.757
Units outstanding (000’s), beginning of year/period(1)	13,649	13,857	12,860	—
Units Issued (000’s)(1)	6,948	6,116	6,686	14,957
Units Redeemed (000’s)(1)	(7,053)	(6,324)	(5,689)	(2,097)
Units Outstanding (000’s), end of year/period(1)	13,544	13,649	13,857	12,860
Net Assets (000’s), end of year/period	$29,932	$26,877	$22,119	$22,596
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%
Total Return (C)	12.24%	23.36%	-9.16%	16.36%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.919	$1.554	$1.720	$1.475
Unit value, end of year	$2.156	$1.919	$1.554	$1.720
Units outstanding (000’s), beginning of year/period(1)	10,806	10,142	8,649	—
Units Issued (000’s)(1)	6,537	5,371	5,058	9,758
Units Redeemed (000’s)(1)	(6,678)	(4,707)	(3,565)	(1,109)
Units Outstanding (000’s), end of year/period(1)	10,665	10,806	10,142	8,649
Net Assets (000’s), end of year/period	$22,990	$20,739	$15,766	$14,872
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%
Total Return (C)	12.32%	23.47%	-9.60%	16.60%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.346	$1.092	$1.210	$1.037
Unit value, end of year	$1.519	$1.346	$1.092	$1.210
Units outstanding (000’s), beginning of year/period(1)	4,962	3,554	1,339	—
Units Issued (000’s)(1)	4,380	3,738	3,262	1,741
Units Redeemed (000’s)(1)	(3,089)	(2,330)	(1,047)	(402)
Units Outstanding (000’s), end of year/period(1)	6,253	4,962	3,554	1,339
Net Assets (000’s), end of year/period	$9,499	$6,680	$3,883	$1,621
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—
Total Return (C)	12.86%	23.22%	-9.74%	16.72%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.982	$8.903	$10.000
Unit value, end of year/period	$12.410	$10.982	$8.903
Units outstanding (000’s), beginning of year/period	117	21	—
Units Issued (000’s)	270	126	24
Units Redeemed (000’s)	(97)	(30)	(3)
Units Outstanding (000’s), end of year/period	290	117	21
Net Assets (000’s), end of year/period	$3,597	$1,281	$191
Expense Ratio (A)	0.95%	0.95%	0.95%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	13.01%	23.35%	-10.97%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.769
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	4
Units Redeemed (000’s)	—(F)
Units Outstanding (000’s), end of period	4
Net Assets (000’s), end of period	$42
Expense Ratio (A)	0.95%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.69%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.087	$1.848	$1.905	$1.768
Unit value, end of year	$2.260	$2.087	$1.848	$1.905
Units outstanding (000’s), beginning of year/period(1)	2,825	3,409	4,252	—
Units Issued (000’s)(1)	1,214	1,470	1,251	5,371
Units Redeemed (000’s)(1)	(1,316)	(2,054)	(2,094)	(1,119)
Units Outstanding (000’s), end of year/period(1)	2,723	2,825	3,409	4,252
Net Assets (000’s), end of year/period	$6,152	$5,895	$6,299	$8,099
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%
Total Return (C)	8.29%	12.91%	-2.97%	7.75%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.765	$2.342	$2.474	$2.199
Unit value, end of year	$3.058	$2.765	$2.342	$2.474
Units outstanding (000’s), beginning of year/period(1)	7,343	8,530	9,778	—
Units Issued (000’s)(1)	2,469	2,281	(2,977)	11,346
Units Redeemed (000’s)(1)	(3,307)	(3,468)	(4,225)	(1,568)
Units Outstanding (000’s), end of year/period(1)	6,505	7,343	8,530	9,778
Net Assets (000’s), end of year/period	$19,893	$20,301	$19,980	$24,189
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%
Total Return (C)	10.61%	18.03%	-5.32%	12.50%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$3.314	$2.725	$2.963	$2.568
Unit value, end of year	$3.733	$3.314	$2.725	$2.963
Units outstanding (000’s), beginning of year/period(1)	4,863	5,339	5,778	—
Units Issued (000’s)(1)	1,484	1,519	1,842	6,929
Units Redeemed (000’s)(1)	(2,520)	(1,995)	(2,281)	(1,151)
Units Outstanding (000’s), end of year/period(1)	3,827	4,863	5,339	5,778
Net Assets (000’s), end of year/period	$14,283	$16,116	$14,550	$17,118
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%
Total Return (C)	12.65%	21.58%	-8.01%	15.39%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$91.479	$72.393	$79.613	$71.207
Unit value, end of year	$96.777	$91.479	$72.393	$79.613
Units outstanding (000’s), beginning of year/period(1)	127	151	195	—
Units Issued (000’s)(1)	44	36	46	236
Units Redeemed (000’s)(1)	(71)	(60)	(90)	(41)
Units Outstanding (000’s), end of year/period(1)	100	127	151	195
Net Assets (000’s), end of year/period	$9,678	$11,625	$10,921	$15,562
Expense Ratio (A)	0.85%(D)	0.85%(D)	0.85% (D)	0.97%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%
Total Return (C)	5.79%	26.36%	-9.07%	11.81%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$55.202	$47.082	$50.168	$44.395
Unit value, end of year	$62.874	$55.202	$47.082	$50.168
Units outstanding (000’s), beginning of year/period(1)	114	134	177	—
Units Issued (000’s)(1)	40	27	31	219
Units Redeemed (000’s)(1)	(54)	(47)	(74)	(42)
Units Outstanding (000’s), end of year/period(1)	100	114	134	177
Net Assets (000’s), end of year/period	$6,273	$6,271	$6,288	$8,875
Expense Ratio (A)	0.85%(D)	0.85%(D)	0.85%(D)	0.97%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%
Total Return (C)	13.90%	17.25%	-6.15%	13.00%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$112.763	$86.432	$93.106	$77.138
Unit value, end of year	$145.984	$112.763	$86.432	$93.106
Units outstanding (000’s), beginning of year/period(1)	267	314	382	—
Units Issued (000’s)(1)	93	70	101	445
Units Redeemed (000’s)(1)	(152)	(117)	(169)	(63)
Units Outstanding (000’s), end of year/period(1)	208	267	314	382
Net Assets (000’s), end of year/period	$30,372	$30,130	$27,137	$35,590
Expense Ratio (A)	0.85%(D)	0.85%(D)	0.85%(D)	0.97%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%
Total Return (C)	29.46%	30.46%	-7.17%	20.70%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$91.334	$74.618	$88.057	$73.600
Unit value, end of year	$107.034	$91.334	$74.618	$88.057
Units outstanding (000’s), beginning of year/period(1)	88	118	139	—
Units Issued (000’s)(1)	36	29	40	170
Units Redeemed (000’s)(1)	(54)	(59)	(61)	(31)
Units Outstanding (000’s), end of year/period(1)	70	88	118	139
Net Assets (000’s), end of year/period	$7,520	$8,081	$8,770	$12,274
Expense Ratio (A)	0.85%(D)	0.85%(D)	0.85%(D)	0.97%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%
Total Return (C)	17.19%	22.40%	-15.26%	19.64%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$33.098	$26.583	$29.530	$26.378
Unit value, end of year	$36.647	$33.098	$26.583	$29.530
Units outstanding (000’s), beginning of year/period(1)	241	283	378	—
Units Issued (000’s)(1)	114	85	121	470
Units Redeemed (000’s)(1)	(154)	(127)	(216)	(92)
Units Outstanding (000’s), end of year/period(1)	201	241	283	378
Net Assets (000’s), end of year/period	$7,380	$7,985	$7,528	$11,168
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%
Total Return (C)	10.72%	24.51%	-9.98%	11.95%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$40.218	$30.943	$35.749	$25.326
Unit value, end of year	$62.777	$40.218	$30.943	$35.749
Units outstanding (000’s), beginning of year/period(1)	431	510	576	—
Units Issued (000’s)(1)	159	135	196	674
Units Redeemed (000’s)(1)	(223)	(214)	(262)	(98)
Units Outstanding (000’s), end of year/period(1)	367	431	510	576
Net Assets (000’s), end of year/period	$23,041	$17,319	$15,785	$20,588
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%
Total Return (C)	56.09%	29.98%	-13.44%	41.15%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$20.351	$15.951	$17.014	$16.414
Unit value, end of year/period	$19.180	$20.351	$15.951	$17.014
Units outstanding (000’s), beginning of year/period(1)	180	182	169	—
Units Issued (000’s)(1)	70	87	91	235
Units Redeemed (000’s)(1)	(111)	(89)	(78)	(66)
Units Outstanding (000’s), end of year/period(1)	139	180	182	169
Net Assets (000’s), end of year/period	$2,659	$3,669	$2,902	$2,882
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%
Total Return (C)	-5.75%	27.59%	-6.25%	3.66%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.883	$10.110	$10.000
Unit value, end of year/period	$11.597	$10.883	$10.110
Units outstanding (000’s), beginning of year/period	133	68	—
Units Issued (000’s)	209	127	101
Units Redeemed (000’s)	(79)	(62)	(33)
Units Outstanding (000’s), end of year/period	263	133	68
Net Assets (000’s), end of year/period	$3,045	$1,450	$689
Expense Ratio (A)	0.95%	0.95%	0.95%(D)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	6.56%	7.65%	1.10%(E)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.683	$10.000	$10.801	$10.000
Unit value, end of year/period	$11.490	$10.683	$12.576	$10.801
Units outstanding (000’s), beginning of year/period	9	—	—	—
Units Issued (000’s)	19	9	9	—(F)
Units Redeemed (000’s)	(17)	—(F)	(1)	—
Units Outstanding (000’s), end of year/period	11	9	8	—(F)
Net Assets (000’s), end of year/period	$128	$91	$104	$1
Expense Ratio (A)	0.95%	0.95%(D)	0.95%	0.95%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	7.56%	6.83%(E)	16.43%	8.01%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$61.159	$45.393	$48.200	$39.875
Unit value, end of year	$86.627	$61.159	$45.393	$48.200
Units outstanding (000’s), beginning of year/period(1)	225	253	333	—
Units Issued (000’s)(1)	105	83	72	399
Units Redeemed (000’s)(1)	(122)	(111)	(152)	(66)
Units Outstanding (000’s), end of year/period(1)	208	225	253	333
Net Assets (000’s), end of year/period	$18,026	$13,737	$11,493	$16,033
Expense Ratio (A)	0.95%	0.95%	0.95%	0.88%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—
Total Return (C)	41.64%	34.73%	-5.82%	20.88%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$32.403	$25.032	$29.605	$23.067
Unit value, end of year	$39.765	$32.403	$25.032	$29.605
Units outstanding (000’s), beginning of year/period(1)	23	23	20	—
Units Issued (000’s)(1)	16	11	24	24
Units Redeemed (000’s)(1)	(14)	(11)	(21)	(4)
Units Outstanding (000’s), end of year/period(1)	25	23	23	20
Net Assets (000’s), end of year/period	$1,011	$750	$593	$589
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%
Total Return (C)	22.72%	29.44%	-15.44%	28.34%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by American Century, the expense ratio would have been 1.07% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$6.848	$5.557	$5.765	$5.203
Unit value, end of year	$7.819	$6.848	$5.557	$5.765
Units outstanding (000’s), beginning of year/period(1)	1,314	1,390	1,517	—
Units Issued (000’s)(1)	460	484	470	1,861
Units Redeemed (000’s)(1)	(600)	(560)	(597)	(344)
Units Outstanding (000’s), end of year/period(1)	1,174	1,314	1,390	1,517
Net Assets (000’s), end of year/period	$9,180	$8,996	$7,726	$8,747
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%
Total Return (C)	14.17%	23.23%	-3.59%	10.80%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(3)
Unit value, beginning of year/period	$10.878	$10.000
Unit value, end of year/period	$10.570	$10.878
Units outstanding (000’s), beginning of year/period	2	—
Units Issued (000’s)	5	2
Units Redeemed (000’s)	(1)	—(F)
Units Outstanding (000’s), end of year/period	6	2
Net Assets (000’s), end of year/period	$67	$16
Expense Ratio (A)	0.95%	0.95%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-2.83%	8.78%(E)
Total Return (C)

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$119.153	$87.716	$89.993	$72.023
Unit value, end of year	$164.107	$119.153	$87.716	$89.993
Units outstanding (000’s), beginning of year/period(1)	126	151	166	—
Units Issued (000’s)(1)	66	42	62	197
Units Redeemed (000’s)(1)	(76)	(67)	(77)	(31)
Units Outstanding (000’s), end of year/period(1)	116	126	151	166
Net Assets (000’s), end of year/period	$19,093	$15,031	$13,237	$14,980
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%
Total Return (C)	37.73%	35.84%	-2.53%	24.95%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$57.572	$44.004	$48.230	$41.699
Unit value, end of year	$64.979	$57.572	$44.004	$48.230
Units outstanding (000’s), beginning of year/period(1)	62	66	71	—
Units Issued (000’s)(1)	27	20	32	87
Units Redeemed (000’s)(1)	(38)	(24)	(37)	(16)
Units Outstanding (000’s), end of year/period(1)	51	62	66	71
Net Assets (000’s), end of year/period	$3,340	$3,545	$2,915	$3,440
Expense Ratio (A)	0.95%	0.95%	0.95%	1.07%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%
Total Return (C)	12.87%	30.83%	-8.76%	15.66%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$11.450	$8.794	$10.000
Unit value, end of year/period	$11.810	$11.450	$8.794
Units outstanding (000’s), beginning of year/period	4	1	—
Units Issued (000’s)	15	13	1
Units Redeemed (000’s)	(5)	(10)	— (G)
Units Outstanding (000’s), end of year/period	14	4	1
Net Assets (000’s), end of year/period	$160	$46	$11
Expense Ratio (A)	0.70%(F)	0.70%(F)	0.70%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	3.14%	30.20%	-12.06%(E)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$11.010	$10.000
Unit value, end of year/period	$13.039	$11.010
Units outstanding (000’s), beginning of year/period	36	—
Units Issued (000’s)	56	36
Units Redeemed (000’s)	(34)	— (G)
Units Outstanding (000’s), end of year/period	58	36
Net Assets (000’s), end of year/period	$755	$397
Expense Ratio (A)	0.95%	0.95%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	18.43%	10.10%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by MFS, the expense ratio would have been 0.95%.
(G)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$14.120	$13.112	$13.510	$13.134
Unit value, end of year	$15.618	$14.120	$13.112	$13.510
Units outstanding (000’s), beginning of year/period(1)	94	104	85	—
Units Issued (000’s)(1)	73	48	56	108
Units Redeemed (000’s)(1)	(48)	(58)	(37)	(23)
Units Outstanding (000’s), end of year/period(1)	119	94	104	85
Net Assets (000’s), end of year/period	$1,865	$1,324	$1,361	$1,145
Expense Ratio (A)	0.85%(D)	0.85%(D)	0.85%(D)	0.97%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%
Total Return (C)	10.61%	7.69%	-2.95%	2.86%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$39.364	$30.158	$30.153	$22.351
Unit value, end of year	$52.488	$39.364	$30.158	$30.153
Units outstanding (000’s), beginning of year/period(1)	349	428	317	—
Units Issued (000’s)(1)	236	188	337	381
Units Redeemed (000’s)(1)	(243)	(267)	(226)	(64)
Units Outstanding (000’s), end of year/period(1)	342	349	428	317
Net Assets (000’s), end of year/period	$17,948	$13,721	$13,073	$9,558
Expense Ratio (A)	0.70%(E)	0.70%(E)	0.70%(E)	0.92%(E)
Investment Income Ratio (B)	—	—	3.36%	—
Total Return (C)	33.34%	28.98%	1.21%	34.91%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by PIMCO, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2020.
(E)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.477	$10.000
Unit value, end of year/period	$14.335	$10.477
Units outstanding (000’s), beginning of year/period	2	—
Units Issued (000’s)	25	2
Units Redeemed (000’s)	(9)	— (G)
Units Outstanding (000’s), end of year/period	18	2
Net Assets (000’s), end of year/period	$260	$20
Expense Ratio (A)(F)	0.90%(F)	0.90%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	36.82%	4.77%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by Victory, the expense ratio would have been 0.95%.
(G)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights  (continued)
Standard Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$8.628	$6.660	$7.073	$5.889	$5.331
Unit value, end of year	$10.062	$8.628	$6.660	$7.073	$5.889
Units outstanding (000’s), beginning of year	7,446	7,852	8,490	31,834	53,148
Units Issued (000’s)	1,629	1,511	1,754	3,448	9,752
Units Redeemed (000’s)	(2,280)	(1,917)	(2,392)	(26,792)	(31,066)
Units Outstanding (000’s), end of year	6,795	7,446	7,852	8,490	31,834
Net Assets (000’s), end of year	$68,369	$64,246	$52,295	$60,054	$187,473
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%	1.76%
Total Return (C)	16.62%	29.56%	-5.85%	20.11%	10.46%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$22.473	$17.746	$19.610	$16.633	$15.100
Unit value, end of year	$25.892	$22.473	$17.746	$19.610	$16.633
Units outstanding (000’s), beginning of year	896	987	1,124	5,622	9,653
Units Issued (000’s)	75	79	160	291	625
Units Redeemed (000’s)	(226)	(170)	(297)	(4,789)	(4,656)
Units Outstanding (000’s), end of year	745	896	987	1,124	5,622
Net Assets (000’s), end of year	$19,287	$20,137	$17,522	$22,047	$93,508
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.23%	1.36%
Total Return (C)	15.21%	26.64%	-9.50%	17.90%	10.16%

*
Includes 401(k) Plans and 401(k) SIMPLE Plans.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.412	$2.053	$2.436	$2.279	$1.921
Unit value, end of year	$2.285	$2.412	$2.053	$2.436	$2.279
Units outstanding (000’s), beginning of year	6,112	6,766	7,886	30,421	48,899
Units Issued (000’s)	883	870	1,029	3,274	5,179
Units Redeemed (000’s)	(1,710)	(1,524)	(2,149)	(25,809)	(23,657)
Units Outstanding (000’s), end of year	5,285	6,112	6,766	7,886	30,421
Net Assets (000’s), end of year	$12,075	$14,744	$13,891	$19,211	$69,317
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%	0.86%
Total Return (C)	-5.29%	17.51%	-15.73%	6.91%	18.60%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.688	$2.152	$2.494	$2.040	$1.910
Unit value, end of year	$3.800	$2.688	$2.152	$2.494	$2.040
Units outstanding (000’s), beginning of year	7,654	8,346	9,932	34,526	58,519
Units Issued (000’s)	981	1,280	1,474	3,749	5,537
Units Redeemed (000’s)	(1,964)	(1,972)	(3,060)	(28,343)	(29,530)
Units Outstanding (000’s), end of year	6,671	7,654	8,346	9,932	34,526
Net Assets (000’s), end of year	$25,351	$20,570	$17,960	$24,768	$70,428
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%	—
Total Return (C)	41.39%	24.89%	-13.71%	22.25%	6.81%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018(1)
Unit value, beginning of year	$10.006	$8.286	$10.000
Unit value, end of year	$10.920	$10.006	$8.286
Units outstanding (000’s), beginning of year	88	45	—
Units Issued (000’s)	79	54	46
Units Redeemed (000’s)	(43)	(11)	(1)
Units Outstanding (000’s), end of year	124	88	45
Net Assets (000’s), end of year	$1,357	$879	$371
Expense Ratio (A)	1.35%	1.35%	1.35%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	9.13%	20.76%	-17.14%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.371	$1.892	$2.232	$1.967	$1.714
Unit value, end of year	$2.405	$2.371	$1.892	$2.232	$1.967
Units outstanding (000’s), beginning of year	2,355	2,445	2,882	9,510	15,486
Units Issued (000’s)	471	447	457	1,552	3,546
Units Redeemed (000’s)	(741)	(537)	(894)	(8,180)	(9,522)
Units Outstanding (000’s), end of year	2,085	2,355	2,445	2,882	9,510
Net Assets (000’s), end of year	$5,015	$5,584	$4,625	$6,433	$18,707
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%	1.30%
Total Return (C)	1.45%	25.33%	-15.24%	13.46%	14.79%

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$5.202	$4.184	$4.779	$4.171	$3.503
Unit value, end of year	$5.825	$5.202	$4.184	$4.779	$4.171
Units outstanding (000’s), beginning of year	6,966	7,605	8,925	33,482	58,446
Units Issued (000’s)	1,104	1,126	1,386	3,664	12,480
Units Redeemed (000’s)	(2,104)	(1,765)	(2,706)	(28,221)	(37,444)
Units Outstanding (000’s), end of year	5,966	6,966	7,605	8,925	33,482
Net Assets (000’s), end of year	$34,750	$36,235	$31,819	$42,656	$139,671
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%	1.24%
Total Return (C)	11.98%	24.32%	-12.46%	14.57%	19.07%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$11.784	$10.006	$10.478	$9.362	$8.780
Unit value, end of year	$12.994	$11.784	$10.006	$10.478	$9.362
Units outstanding (000’s), beginning of year	1,066	1,165	1,347	6,487	10,951
Units Issued (000’s)	122	115	215	396	887
Units Redeemed (000’s)	(273)	(214)	(397)	(5,536)	(5,351)
Units Outstanding (000’s), end of year	915	1,066	1,165	1,347	6,487
Net Assets (000’s), end of year	$11,884	$12,566	$11,657	$14,116	$60,732
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%	2.05%
Total Return (C)	10.27%	17.77%	-4.51%	11.93%	6.63%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.062	$0.889	$1.040	$0.846	$0.842
Unit value, end of year	$1.133	$1.062	$0.889	$1.040	$0.846
Units outstanding (000’s), beginning of year	2,392	2,381	2,619	7,235	9,614
Units Issued (000’s)	612	594	690	1,498	2,623
Units Redeemed (000’s)	(709)	(583)	(928)	(6,114)	(5,002)
Units Outstanding (000’s), end of year	2,295	2,392	2,381	2,619	7,235
Net Assets (000’s), end of year	$2,600	$2,539	$2,117	$2,724	$6,124
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%	2.23%
Total Return (C)	6.74%	19.39%	-14.52%	22.89%	0.48%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.349	$2.334	$2.326	$2.340	$2.365
Unit value, end of year	$2.324	$2.349	$2.334	$2.326	$2.340
Units outstanding (000’s), beginning of year	2,400	2,338	2,589	7,992	9,755
Units Issued (000’s)	1,173	619	737	1,289	2,374
Units Redeemed (000’s)	(1,032)	(557)	(988)	(6,692)	(4,137)
Units Outstanding (000’s), end of year	2,541	2,400	2,338	2,589	7,992
Net Assets (000’s), end of year	$5,905	$5,638	$5,457	$6,022	$18,698
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%	—
Total Return (C)	-1.07%	0.65%	0.34%	-0.58%	-1.06%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.498	$2.387	$2.406	$2.382	$2.329
Unit value, end of year	$2.588	$2.498	$2.387	$2.406	$2.382
Units outstanding (000’s), beginning of year	3,130	3,163	4,048	13,855	23,061
Units Issued (000’s)	825	579	489	1,699	3,893
Units Redeemed (000’s)	(835)	(612)	(1,374)	(11,506)	(13,099)
Units Outstanding (000’s), end of year	3,120	3,130	3,163	4,048	13,855
Net Assets (000’s), end of year	$8,077	$7,817	$7,551	$9,739	$33,000
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	2.14%	2.59%
Total Return (C)	3.64%	4.62%	-0.78%	1.02%	2.27%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$6.719	$6.326	$6.402	$6.258	$6.050
Unit value, end of year	$7.053	$6.719	$6.326	$6.402	$6.258
Units outstanding (000’s), beginning of year	2,460	2,579	3,310	12,112	19,149
Units Issued (000’s)	744	518	504	1,194	4,053
Units Redeemed (000’s)	(756)	(637)	(1,235)	(9,996)	(11,090)
Units Outstanding (000’s), end of year	2,448	2,460	2,579	3,310	12,112
Net Assets (000’s), end of year	$17,266	$16,531	$16,317	$21,194	$75,803
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%	2.76%
Total Return (C)	4.97%	6.20%	-1.19%	2.30%	3.45%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.617	$1.466	$1.504	$1.419	$1.352
Unit value, end of year	$1.717	$1.617	$1.466	$1.504	$1.419
Units outstanding (000’s), beginning of year	2,984	2,271	2,351	7,316	11,481
Units Issued (000’s)	3,364(1)	2,065	1,087	2,524	4,715
Units Redeemed (000’s)	(1,787)	(1,352)	(1,167)	(7,489)	(8,880)
Units Outstanding (000’s), end of year	4,561	2,984	2,271	2,351	7,316
Net Assets (000’s), end of year	$7,831	$4,827	$3,329	$3,535	$10,380
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%	2.12%
Total Return (C)	6.15%	10.35%	-2.53%	5.98%	4.91%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.682	$1.478	$1.545	$1.414	$1.329
Unit value, end of year	$1.786	$1.682	$1.478	$1.545	$1.414
Units outstanding (000’s), beginning of year	2,963	3,481	4,771	15,943	35,223
Units Issued (000’s)	558	580	810	3,240	7,171
Units Redeemed (000’s)	(1,103)	(1,098)	(2,100)	(14,412)	(26,451)
Units Outstanding (000’s), end of year	2,418	2,963	3,481	4,771	15,943
Net Assets (000’s), end of year	$4,320	$4,983	$5,145	$7,370	$22,545
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%	2.32%
Total Return (C)	6.21%	13.80%	-4.32%	9.23%	6.43%

(1)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.738	$1.499	$1.583	$1.425	$1.328
Unit value, end of year	$1.871	$1.738	$1.499	$1.583	$1.425
Units outstanding (000’s), beginning of year	13,487	13,933	16,481	50,676	77,960
Units Issued (000’s)	3,308	4,136	5,131	10,746	23,118
Units Redeemed (000’s)	(5,217)	(4,582)	(7,679)	(44,941)	(50,402)
Units Outstanding (000’s), end of year	11,578	13,487	13,933	16,481	50,676
Net Assets (000’s), end of year	$21,660	$23,438	$20,881	$26,090	$72,216
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%	1.92%
Total Return (C)	7.65%	15.96%	-5.33%	11.09%	7.27%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.846	$1.562	$1.670	$1.478	$1.362
Unit value, end of year	$2.008	$1.846	$1.562	$1.670	$1.478
Units outstanding (000’s), beginning of year	21,846	21,287	22,979	57,910	78,228
Units Issued (000’s)	7,210	7,810	7,216	13,828	26,576
Units Redeemed (000’s)	(7,332)	(7,251)	(8,908)	(48,759)	(46,894)
Units Outstanding (000’s), end of year	21,724	21,846	21,287	22,979	57,910
Net Assets (000’s), end of year	$43,622	$40,324	$33,245	$38,380	$85,607
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%	1.72%
Total Return (C)	8.78%	18.19%	-6.49%	12.98%	8.53%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.941	$1.613	$1.749	$1.527	$1.396
Unit value, end of year	$2.138	$1.941	$1.613	$1.749	$1.527
Units outstanding (000’s), beginning of year	21,362	19,799	19,302	46,573	57,899
Units Issued (000’s)	7,387	7,360	6,650	12,098	18,475
Units Redeemed (000’s)	(8,000)	(5,797)	(6,153)	(39,369)	(29,801)
Units Outstanding (000’s), end of year	20,749	21,362	19,799	19,302	46,573
Net Assets (000’s), end of year	$44,364	$41,457	$31,940	$33,754	$71,103
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%	1.65%
Total Return (C)	10.18%	20.30%	-7.75%	14.54%	9.40%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.969	$1.615	$1.767	$1.528	$1.388
Unit value, end of year	$2.188	$1.969	$1.615	$1.767	$1.528
Units outstanding (000’s), beginning of year	19,663	17,199	16,696	41,698	47,810
Units Issued (000’s)	6,673	6,945	6,254	9,905	16,519
Units Redeemed (000’s)	(6,935)	(4,481)	(5,751)	(34,907)	(22,631)
Units Outstanding (000’s), end of year	19,401	19,663	17,199	16,696	41,698
Net Assets (000’s), end of year	$42,449	$38,725	$27,774	$29,500	$63,701
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%	1.54%
Total Return (C)	11.10%	21.96%	-8.61%	15.66%	10.10%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.967	$1.605	$1.767	$1.524	$1.382
Unit value, end of year	$2.201	$1.967	$1.605	$1.767	$1.524
Units outstanding (000’s), beginning of year	17,122	15,396	15,386	34,955	38,613
Units Issued (000’s)	5,788	6,922	6,085	8,908	13,821
Units Redeemed (000’s)	(5,701)	(5,196)	(6,075)	(28,477)	(17,479)
Units Outstanding (000’s), end of year	17,209	17,122	15,396	15,386	34,955
Net Assets (000’s), end of year	$37,882	$33,679	$24,706	$27,183	$53,285
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%	1.48%
Total Return (C)	11.91%	22.58%	-9.17%	15.90%	10.33%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.949	$1.587	$1.754	$1.510	$1.368
Unit value, end of year	$2.179	$1.949	$1.587	$1.754	$1.510
Units outstanding (000’s), beginning of year	19,470	18,216	17,913	42,672	46,205
Units Issued (000’s)	6,027	5,986	6,265	9,065	15,040
Units Redeemed (000’s)	(5,605)	(4,732)	(5,962)	(33,824)	(18,573)
Units Outstanding (000’s), end of year	19,892	19,470	18,216	17,913	42,672
Net Assets (000’s), end of year	$43,349	$37,956	$28,902	$31,411	$64,436
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%	1.49%
Total Return (C)	11.79%	22.87%	-9.52%	16.13%	10.35%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$1.900	$1.545	$1.716	$1.475	$1.335
Unit value, end of year	$2.126	$1.900	$1.545	$1.716	$1.475
Units outstanding (000’s), beginning of year	13,829	11,511	10,677	19,943	15,046
Units Issued (000’s)	5,325	5,635	4,613	8,513	12,903
Units Redeemed (000’s)	(4,812)	(3,317)	(3,779)	(17,779)	(8,006)
Units Outstanding (000’s), end of year	14,342	13,829	11,511	10,677	19,943
Net Assets (000’s), end of year	$30,487	$26,276	$17,785	$18,323	$29,410
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%	1.07%
Total Return (C)	11.87%	22.98%	-9.96%	16.37%	10.45%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2016(1)
	2020	2019	2018	2017
Unit value, beginning of year/period	$1.333	$1.086	$1.208	$1.037	$1.000
Unit value, end of year/period	$1.498	$1.333	$1.086	$1.208	$1.037
Units outstanding (000’s), beginning of year/period	7,594	4,271	2,159	451	—
Units Issued (000’s)	4,820	4,913	3,801	3,743	451
Units Redeemed (000’s)	(2,795)	(1,590)	(1,689)	(2,035)	— (F)
Units Outstanding (000’s), end of year/period	9,619	7,594	4,271	2,159	451
Net Assets (000’s), end of year/period	$14,410	$10,120	$4,638	$2,608	$468
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%(D)
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—	—
Total Return (C)	12.40%	22.73%	-10.10%	16.49%	3.70%(E)

(1)
For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.916	$8.885	$10.000
Unit value, end of year/period	$12.286	$10.916	$8.885
Units outstanding (000’s), beginning of year/period	236	34	—
Units Issued (000’s)	328	237	37
Units Redeemed (000’s)	(143)	(35)	(3)
Units Outstanding (000’s), end of year/period	421	236	34
Net Assets (000’s), end of year/period	$5,173	$2,575	$302
Expense Ratio (A)	1.35%	1.35%	1.35%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	12.55%	22.86%	-11.15%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.749
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	15
Units Redeemed (000’s)	—(F)
Units Outstanding (000’s), end of period	15
Net Assets (000’s), end of period	$173
Expense Ratio (A)	1.35%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.49%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.066	$1.837	$1.901	$1.768	$1.677
Unit value, end of year	$2.228	$2.066	$1.837	$1.901	$1.768
Units outstanding (000’s), beginning of year	5,238	5,045	5,725	15,175	25,936
Units Issued (000’s)	1,372	1,722	1,372	2,776	6,423
Units Redeemed (000’s)	(1,848)	(1,529)	(2,052)	(12,226)	(17,184)
Units Outstanding (000’s), end of year	4,762	5,238	5,045	5,725	15,175
Net Assets (000’s), end of year	$10,611	$10,821	$9,267	$10,883	$26,825
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%	2.32%
Total Return (C)	7.85%	12.46%	-3.36%	7.53%	5.43%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$2.737	$2.328	$2.469	$2.199	$2.040
Unit value, end of year	$3.015	$2.737	$2.328	$2.469	$2.199
Units outstanding (000’s), beginning of year	10,504	10,429	12,064	34,284	54,387
Units Issued (000’s)	1,940	2,301	2,272	4,490	11,218
Units Redeemed (000’s)	(2,701)	(2,226)	(3,907)	(26,710)	(31,321)
Units Outstanding (000’s), end of year	9,743	10,504	10,429	12,064	34,284
Net Assets (000’s), end of year	$29,376	$28,748	$24,282	$29,785	$75,393
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%	2.17%
Total Return (C)	10.17%	17.55%	-5.70%	12.27%	7.78%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$3.281	$2.709	$2.957	$2.568	$2.344
Unit value, end of year	$3.681	$3.281	$2.709	$2.957	$2.568
Units outstanding (000’s), beginning of year	7,245	7,995	9,194	25,450	36,104
Units Issued (000’s)	1,373	1,259	1,476	3,041	5,434
Units Redeemed (000’s)	(1,758)	(2,009)	(2,675)	(19,297)	(16,088)
Units Outstanding (000’s), end of year	6,860	7,245	7,995	9,194	25,450
Net Assets (000’s), end of year	$25,250	$23,769	$21,659	$27,185	$65,349
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%	1.99%
Total Return (C)	12.20%	21.10%	-8.38%	15.15%	9.54%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$90.567	$71.959	$79.454	$71.207	$61.004
Unit value, end of year	$95.430	$90.567	$71.959	$79.454	$71.207
Units outstanding (000’s), beginning of year	221	238	296	1,301	2,026
Units Issued (000’s)	28	31	46	99	280
Units Redeemed (000’s)	(63)	(48)	(104)	(1,104)	(1,005)
Units Outstanding (000’s), end of year	186	221	238	296	1,301
Net Assets (000’s), end of year	$17,747	$20,039	$17,104	$23,508	$92,665
Expense Ratio (A)	1.25%(D)	1.25%(D)	1.25%(D)	1.18%(D)	1.10%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%	2.38%
Total Return (C)	5.37%	25.86%	-9.43%	11.58%	16.73%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2016, 1.28% in 2017 and 1.35% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$54.651	$46.799	$50.068	$44.395	$43.541
Unit value, end of year	$61.998	$54.651	$46.799	$50.068	$44.395
Units outstanding (000’s), beginning of year	218	225	261	898	1,525
Units Issued (000’s)	31	31	40	85	163
Units Redeemed (000’s)	(53)	(38)	(76)	(722)	(790)
Units Outstanding (000’s), end of year	196	218	225	261	898
Net Assets (000’s), end of year	$12,136	$11,913	$10,541	$13,083	$39,855
Expense Ratio (A)	1.25%(D)	1.25%(D)	1.25%(D)	1.18%(D)	1.10%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%	1.45%
Total Return (C)	13.44%	16.78%	-6.53%	12.78%	1.96%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$111.638	$85.912	$92.920	$77.138	$72.231
Unit value, end of year	$143.950	$111.638	$85.912	$92.920	$77.138
Units outstanding (000’s), beginning of year	486	544	670	2,751	5,014
Units Issued (000’s)	59	58	78	180	403
Units Redeemed (000’s)	(117)	(116)	(204)	(2,261)	(2,666)
Units Outstanding (000’s), end of year	428	486	544	670	2,751
Net Assets (000’s), end of year	$61,619	$54,241	$46,724	$62,294	$212,189
Expense Ratio (A)	1.25%(D)	1.25%(D)	1.25%(D)	1.18%(D)	1.10%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%	0.79%
Total Return (C)	28.94%	29.94%	-7.54%	20.46%	6.79%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2016, 1.28% in 2017 and 1.35% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$90.423	$74.169	$87.882	$73.600	$66.301
Unit value, end of year	$105.544	$90.423	$74.169	$87.882	$73.600
Units outstanding (000’s), beginning of year	149	162	205	683	1,217
Units Issued (000’s)	29	27	31	80	154
Units Redeemed (000’s)	(50)	(40)	(74)	(558)	(688)
Units Outstanding (000’s), end of year	128	149	162	205	683
Net Assets (000’s), end of year	$13,491	$13,451	$11,998	$17,977	$50,260
Expense Ratio (A)	1.25%(D)	1.25%(D)	1.25%(D)	1.18%(D)	1.10%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%	0.50%
Total Return (C)	16.72%	21.91%	-15.60%	19.41%	11.01%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$32.768	$26.423	$29.471	$26.378	$23.651
Unit value, end of year	$36.137	$32.768	$26.423	$29.471	$26.378
Units outstanding (000’s), beginning of year	456	473	533	1,776	3,415
Units Issued (000’s)	90	87	117	218	672
Units Redeemed (000’s)	(145)	(104)	(177)	(1,461)	(2,311)
Units Outstanding (000’s), end of year	401	456	473	533	1,776
Net Assets (000’s), end of year	$14,500	$14,939	$12,496	$15,698	$46,853
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%	2.66%
Total Return (C)	10.28%	24.01%	-10.34%	11.73%	11.53%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2016, 1.28% in 2017 and 1.35% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$39.818	$30.757	$35.678	$25.326	$25.152
Unit value, end of year	$61.904	$39.818	$30.757	$35.678	$25.326
Units outstanding (000’s), beginning of year	659	709	833	2,890	4,878
Units Issued (000’s)	100	116	151	281	602
Units Redeemed (000’s)	(207)	(166)	(275)	(2,338)	(2,590)
Units Outstanding (000’s), end of year	552	659	709	833	2,890
Net Assets (000’s), end of year	$34,191	$26,234	$21,810	$29,706	$73,198
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%	1.44%
Total Return (C)	55.47%	29.46%	-13.79%	40.87%	0.69%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$20.148	$15.855	$16.980	$16.414	$15.330
Unit value, end of year	$18.913	$20.148	$15.855	$16.980	$16.414
Units outstanding (000’s), beginning of year	253	216	263	899	1,384
Units Issued (000’s)	74	115	91	192	2,124
Units Redeemed (000’s)	(93)	(78)	(138)	(828)	(2,609)
Units Outstanding (000’s), end of year	234	253	216	263	899
Net Assets (000’s), end of year	$4,425	$5,088	$3,423	$4,470	$14,753
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%	2.08%
Total Return (C)	-6.13%	27.08%	-6.63%	3.45%	7.07%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.817	$10.089	$10.000
Unit value, end of year/period	$11.481	$10.817	$10.089
Units outstanding (000’s), beginning of year/period	123	32	—
Units Issued (000’s)	289	130	42
Units Redeemed (000’s)	(142)	(39)	(10)
Units Outstanding (000’s), end of year/period	270	123	32
Net Assets (000’s), end of year/period	$3,096	$1,327	$325
Expense Ratio (A)	1.35%	1.35%	1.35%(D)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	6.14%	7.22%	0.89%(E)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.661	$10.000	$10.779	$10.000
Unit value, end of year/period	$11.421	$10.661	$12.500	$10.779
Units outstanding (000’s), beginning of year/period	5	—	2	—
Units Issued (000’s)	25	5	7	2
Units Redeemed (000’s)	(19)	—(F)	(4)	—(F)
Units Outstanding (000’s), end of year/period	11	5	5	2
Net Assets (000’s), end of year/period	$121	$57	$68	$25
Expense Ratio (A)	1.35%	1.35%(D)	1.35%	1.35%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	7.13%	6.61%(E)	15.97%	7.79%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$60.549	$45.120	$48.104	$39.875	$38.992
Unit value, end of year	$85.421	$60.549	$45.120	$48.104	$39.875
Units outstanding (000’s), beginning of year	447	469	543	2,235	4,209
Units Issued (000’s)	68	99	87	183	383
Units Redeemed (000’s)	(143)	(121)	(161)	(1,875)	(2,357)
Units Outstanding (000’s), end of year	372	447	469	543	2,235
Net Assets (000’s), end of year	$31,788	$27,095	$21,169	$26,097	$89,130
Expense Ratio (A)	1.35%	1.35%	1.35%	1.08%(D)	0.95%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—	—
Total Return (C)	41.08%	34.19%	-6.20%	20.64%	2.26%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$32.079	$24.882	$29.545	$23.067	$22.109
Unit value, end of year	$39.211	$32.079	$24.882	$29.545	$23.067
Units outstanding (000’s), beginning of year	53	47	46	79	110
Units Issued (000’s)	19	17	19	31	55
Units Redeemed (000’s)	(16)	(11)	(18)	(64)	(86)
Units Outstanding (000’s), end of year	56	53	47	46	79
Net Assets (000’s), end of year	$2,205	$1,710	$1,180	$1,350	$1,833
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%	1.19%
Total Return (C)	22.23%	28.93%	-15.78%	28.08%	4.33%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by American Century, the expense ratio would have been 1.20% in 2016 and 1.28% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$6.780	$5.524	$5.753	$5.203	$4.882
Unit value, end of year	$7.710	$6.780	$5.524	$5.753	$5.203
Units outstanding (000’s), beginning of year	2,497	2,558	2,952	8,765	12,937
Units Issued (000’s)	429	449	396	662	1,210
Units Redeemed (000’s)	(632)	(510)	(790)	(6,475)	(5,382)
Units Outstanding (000’s), end of year	2,294	2,497	2,558	2,952	8,765
Net Assets (000’s), end of year	$17,688	$16,928	$14,129	$16,981	$45,602
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%	1.86%
Total Return (C)	13.71%	22.74%	-3.98%	10.58%	6.57%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.855	$10.000
Unit value, end of year/period	$10.506	$10.855
Units outstanding (000’s), beginning of year/period	6	—
Units Issued (000’s)	21	6
Units Redeemed (000’s)	(18)	—(F)
Units Outstanding (000’s), end of year/period	9	6
Net Assets (000’s), end of year/period	$91	$66
Expense Ratio (A)	1.35%	1.35%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-3.22%	8.55%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$117.964	$87.189	$89.814	$72.023	$69.924
Unit value, end of year	$161.821	$117.964	$87.189	$89.814	$72.023
Units outstanding (000’s), beginning of year	263	278	312	1,495	2,472
Units Issued (000’s)	67	47	64	103	213
Units Redeemed (000’s)	(96)	(62)	(98)	(1,286)	(1,190)
Units Outstanding (000’s), end of year	234	263	278	312	1,495
Net Assets (000’s), end of year/period	$37,846	$30,971	$24,238	$28,029	$107,660
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%	0.82%
Total Return (C)	37.18%	35.30%	-2.92%	24.70%	3.00%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$56.997	$43.740	$48.133	$41.699	$37.810
Unit value, end of year	$64.074	$56.997	$43.740	$48.133	$41.699
Units outstanding (000’s), beginning of year	101	100	123	346	525
Units Issued (000’s)	17	27	23	70	211
Units Redeemed (000’s)	(43)	(26)	(46)	(293)	(390)
Units Outstanding (000’s), end of year	75	101	100	123	346
Net Assets (000’s), end of year	$4,822	$5,728	$4,353	$5,923	$14,445
Expense Ratio (A)	1.35%	1.35%	1.35%	1.28%	1.20%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%	1.10%
Total Return (C)	12.41%	30.31%	-9.13%	15.43%	10.28%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$11.381	$8.776	$10.000
Unit value, end of year/period	$11.692	$11.381	$8.776
Units outstanding (000’s), beginning of year/period	26	2	—
Units Issued (000’s)	20	25	3
Units Redeemed (000’s)	(21)	(1)	(1)
Units Outstanding (000’s), end of year/period	25	26	2
Net Assets (000’s), end of year/period	$297	$294	$18
Expense Ratio (A)	1.10%(F)	1.10%(F)	1.10%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	1.10%(E)
Total Return (C)	2.73%	29.68%	-12.24%(E)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.987	$10.000
Unit value, end of year/period	$12.960	$10.987
Units outstanding (000’s), beginning of year/period	14	—
Units Issued (000’s)	43	19
Units Redeemed (000’s)	(14)	(5)
Units Outstanding (000’s), end of year/period	43	14
Net Assets (000’s), end of period	$564	$157
Expense Ratio (A)	1.35%	1.35%(D)
Investment Income Ratio (B)	0.70%	0.39%(E)
Total Return (C)	17.96%	9.87%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by MFS, the expense ratio would have been 1.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$13.979	$13.033	$13.483	$13.134	$12.640
Unit value, end of year	$15.400	$13.979	$13.033	$13.483	$13.134
Units outstanding (000’s), beginning of year	78	81	111	266	508
Units Issued (000’s)	76	29	27	135	321
Units Redeemed (000’s)	(45)	(32)	(57)	(290)	(563)
Units Outstanding (000’s), end of year	109	78	81	111	266
Net Assets (000’s), end of year	$1,678	$1,093	$1,053	$1,496	$3,492
Expense Ratio (A)	1.25%(D)	1.25%(D)	1.25%(D)	1.18%(D)	1.10%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%	2.47%
Total Return (C)	10.17%	7.26%	-3.34%	2.66%	3.91%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
	2020	2019	2018	2017	2016
Unit value, beginning of year	$38.971	$30.335	$30.093	$22.351	$22.412
Unit value, end of year	$51.758	$38.971	$30.335	$30.093	$22.351
Units outstanding (000’s), beginning of year	537	526	483	746	2,120
Units Issued (000’s)	286	227	364	674	621
Units Redeemed (000’s)	(255)	(216)	(321)	(937)	(1,995)
Units Outstanding (000’s), end of year	568	537	526	483	746
Net Assets (000’s), end of year	$29,424	$20,940	$15,961	$14,538	$16,684
Expense Ratio (A)	1.10%(E)	1.10%(E)	1.10%(E)	1.12%(E)	1.05%(E)
Investment Income Ratio (B)	—	—	3.36%	—	—
Total Return (C)	32.81%	28.47%	0.80%	34.64%	-0.27%

(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by PIMCO, the expense ratio would have been 1.20% in 2016, 1.28% in 2017 and 1.35% in 2018 through 2020.
(E)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.20% in 2016, 1.28% in 2017 and 1.35% in 2018 through 2020.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.456	$10.000
Unit value, end of year/period	$14.249	$10.456
Units outstanding (000’s), beginning of year/period	5	—
Units Issued (000’s)	49	6
Units Redeemed (000’s)	(20)	(1)
Units Outstanding (000’s), end of year/period	34	5
Net Assets (000’s), end of year/period	$487	$48
Expense Ratio (A)	1.30%(F)	1.30%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	36.27%	4.56%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by Victory, the expense ratio would have been 1.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights  (continued)
Inactive Units*
Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$8.564	$6.630	$7.063	$6.395
Unit value, end of year	$9.957	$8.564	$6.630	$7.063
Units outstanding (000’s), beginning of year/period(1)	8,660	8,952	10,676	—
Units Issued (000’s)(1)	809	967	1,167	12,030
Units Redeemed (000’s)(1)	(1,592)	(1,259)	(2,891)	(1,354)
Units Outstanding (000’s), end of year/period(1)	7,877	8,660	8,952	10,676
Net Assets (000’s), end of year/period	$78,437	$74,160	$59,351	$75,403
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	3.44%	1.65%	1.58%	1.60%
Total Return (C)	16.27%	29.17%	-6.13%	10.44%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$22.306	$17.667	$19.581	$17.846
Unit value, end of year	$25.623	$22.306	$17.667	$19.581
Units outstanding (000’s), beginning of year/period(1)	2,102	2,363	2,635	—
Units Issued (000’s)(1)	89	127	281	2,965
Units Redeemed (000’s)(1)	(254)	(388)	(553)	(330)
Units Outstanding (000’s), end of year/period(1)	1,937	2,102	2,363	2,635
Net Assets (000’s), end of year/period	$49,630	$46,895	$41,741	$51,597
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	2.66%	1.25%	1.27%	1.65%
Total Return (C)	14.87%	26.26%	-9.78%	9.72%

*
Includes 401(k) and 401(k) SIMPLE Plans.
(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.395	$2.044	$2.433	$2.307
Unit value, end of year	$2.261	$2.395	$2.044	$2.433
Units outstanding (000’s), beginning of year/period(1)	8,265	9,265	10,486	—
Units Issued (000’s)(1)	332	546	909	11,664
Units Redeemed (000’s)(1)	(1,166)	(1,546)	(2,130)	(1,178)
Units Outstanding (000’s), end of year/period(1)	7,431	8,265	9,265	10,486
Net Assets (000’s), end of year/period	$16,800	$19,790	$18,936	$25,508
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	3.31%	0.83%	1.42%	0.56%
Total Return (C)	-5.58%	17.15%	-15.98%	5.45%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.668	$2.142	$2.490	$2.254
Unit value, end of year	$3.760	$2.668	$2.142	$2.490
Units outstanding (000’s), beginning of year/period(1)	9,444	10,563	11,993	—
Units Issued (000’s)(1)	687	712	1,172	13,317
Units Redeemed (000’s)(1)	(1,433)	(1,831)	(2,602)	(1,324)
Units Outstanding (000’s), end of year/period(1)	8,698	9,444	10,563	11,993
Net Assets (000’s), end of year/period	$32,708	$25,192	$22,629	$29,864
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	0.41%	0.09%	0.01%	0.02%
Total Return (C)	40.96%	24.52%	-13.97%	10.49%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Small Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018(3)
Unit value, beginning of year	$9.961	$8.273	$10.000
Unit value, end of year	$10.838	$9.961	$8.273
Units outstanding (000’s), beginning of year	13	6	—
Units Issued (000’s)	19	9	6
Units Redeemed (000’s)	(5)	(2)	—
Units Outstanding (000’s), end of year	27	13	6
Net Assets (000’s), end of year/period	$291	$125	$53
Expense Ratio (A)	1.65%	1.65%	1.65%(D)
Investment Income Ratio (B)	0.86%	1.66%	1.22%(E)
Total Return (C)	8.81%	20.40%	-17.27%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.353	$1.883	$2.229	$2.035
Unit value, end of year	$2.380	$2.353	$1.883	$2.229
Units outstanding (000’s), beginning of year/period(1)	1,282	1,357	1,807	—
Units Issued (000’s)(1)	141	265	312	2,310
Units Redeemed (000’s)(1)	(300)	(340)	(762)	(503)
Units Outstanding (000’s), end of year/period(1)	1,123	1,282	1,357	1,807
Net Assets (000’s), end of year/period	$2,674	$3,017	$2,557	$4,027
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	4.48%	1.35%	1.67%	1.04%
Total Return (C)	1.14%	24.96%	-15.49%	9.52%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(3)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$5.163	$4.165	$4.773	$4.381
Unit value, end of year	$5.764	$5.163	$4.165	$4.773
Units outstanding (000’s), beginning of year/period(1)	6,703	7,658	9,251	—
Units Issued (000’s)(1)	371	517	905	10,623
Units Redeemed (000’s)(1)	(1,182)	(1,472)	(2,498)	(1,372)
Units Outstanding (000’s), end of year/period(1)	5,892	6,703	7,658	9,251
Net Assets (000’s), end of year/period	$33,960	$34,605	$31,899	$44,151
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	2.79%	1.20%	1.35%	1.10%
Total Return (C)	11.64%	23.95%	-12.72%	8.69%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$11.697	$9.961	$10.463	$9.792
Unit value, end of year	$12.859	$11.697	$9.961	$10.463
Units outstanding (000’s), beginning of year/period(1)	2,200	2,410	2,785	—
Units Issued (000’s)(1)	138	161	248	3,150
Units Redeemed (000’s)(1)	(256)	(371)	(623)	(365)
Units Outstanding (000’s), end of year/period(1)	2,082	2,200	2,410	2,785
Net Assets (000’s), end of year/period	$26,772	$25,728	$24,011	$29,135
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	4.06%	2.20%	2.06%	2.04%
Total Return (C)	9.94%	17.42%	-4.80%	6.86%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.054	$0.885	$1.039	$0.961
Unit value, end of year	$1.121	$1.054	$0.885	$1.039
Units outstanding (000’s), beginning of year/period(1)	838	957	925	—
Units Issued (000’s)(1)	122	142	250	1,096
Units Redeemed (000’s)(1)	(122)	(261)	(218)	(171)
Units Outstanding (000’s), end of year/period(1)	838	838	957	925
Net Assets (000’s), end of year/period	$940	$883	$847	$961
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	4.59%	2.38%	2.24%	2.16%
Total Return (C)	6.42%	19.04%	-14.78%	8.04%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.332	$2.324	$2.323	$2.331
Unit value, end of year	$2.300	$2.332	$2.324	$2.323
Units outstanding (000’s), beginning of year/period(1)	2,368	2,399	2,456	—
Units Issued (000’s)(1)	571	673	718	2,818
Units Redeemed (000’s)(1)	(569)	(704)	(775)	(362)
Units Outstanding (000’s), end of year/period(1)	2,370	2,368	2,399	2,456
Net Assets (000’s), end of year/period	$5,451	$5,521	$5,575	$5,705
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	4.22%	1.15%	0.25%	0.12%
Total Return (C)	-1.36%	0.35%	0.04%	-0.37%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.479	$2.377	$2.403	$2.411
Unit value, end of year	$2.562	$2.479	$2.377	$2.403
Units outstanding (000’s), beginning of year/period(1)	3,213	3,448	3,860	—
Units Issued (000’s)(1)	452	334	483	4,274
Units Redeemed (000’s)(1)	(582)	(569)	(895)	(414)
Units Outstanding (000’s), end of year/period(1)	3,083	3,213	3,448	3,860
Net Assets (000’s), end of year/period	$7,897	$7,966	$8,195	$9,274
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	3.48%	2.14%	2.12%	0.14%
Total Return (C)	3.33%	4.30%	-1.08%	-0.34%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$6.669	$6.298	$6.393	$6.382
Unit value, end of year	$6.980	$6.669	$6.298	$6.393
Units outstanding (000’s), beginning of year/period(1)	2,586	2,752	3,133	—
Units Issued (000’s)(1)	422	305	700	3,635
Units Redeemed (000’s)(1)	(419)	(471)	(1,081)	(502)
Units Outstanding (000’s), end of year/period(1)	2,589	2,586	2,752	3,133
Net Assets (000’s), end of year/period	$18,069	$17,244	$17,333	$20,031
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	4.55%	2.54%	2.64%	2.70%
Total Return (C)	4.66%	5.88%	-1.48%	0.17%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.605	$1.459	$1.501	$1.419
Unit value, end of year	$1.699	$1.605	$1.459	$1.501
Units outstanding (000’s), beginning of year/period(1)	499	479	963	—
Units Issued (000’s)(1)	821(3)	171	101	1,078
Units Redeemed (000’s)(1)	(174)	(151)	(585)	(115)
Units Outstanding (000’s), end of year/period(1)	1,146	499	479	963
Net Assets (000’s), end of year/period	$1,947	$801	$699	$1,445
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.80%	1.70%	1.71%	1.85%
Total Return (C)	5.83%	10.02%	-2.82%	2.61%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.669	$1.471	$1.542	$1.480
Unit value, end of year	$1.768	$1.669	$1.471	$1.542
Units outstanding (000’s), beginning of year/period(1)	1,859	1,751	1,991	—
Units Issued (000’s)(1)	314	318	990	2,191
Units Redeemed (000’s)(1)	(287)	(210)	(1,230)	(200)
Units Outstanding (000’s), end of year/period(1)	1,886	1,859	1,751	1,991
Net Assets (000’s), end of year/period	$3,334	$3,103	$2,576	$3,070
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.76%	2.03%	1.93%	2.03%
Total Return (C)	5.89%	13.46%	-4.60%	4.25%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(3)
Includes transfers from the Subaccount previously invested in the Mutual of America Investment Corporation 2010 Retirement Fund on January 24, 2020.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.725	$1.492	$1.581	$1.501
Unit value, end of year	$1.851	$1.725	$1.492	$1.581
Units outstanding (000’s), beginning of year/period(1)	4,465	5,178	5,402	—
Units Issued (000’s)(1)	1,852	785	1,731	6,837
Units Redeemed (000’s)(1)	(2,261)	(1,498)	(1,955)	(1,435)
Units Outstanding (000’s), end of year/period(1)	4,056	4,465	5,178	5,402
Net Assets (000’s), end of year/period	$7,510	$7,702	$7,725	$8,539
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.74%	1.89%	1.74%	1.68%
Total Return (C)	7.33%	15.61%	-5.61%	5.29%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.832	$1.555	$1.668	$1.569
Unit value, end of year	$1.987	$1.832	$1.555	$1.668
Units outstanding (000’s), beginning of year/period(1)	5,187	5,166	5,328	—
Units Issued (000’s)(1)	1,968	1,872	1,989	6,541
Units Redeemed (000’s)(1)	(1,558)	(1,851)	(2,151)	(1,213)
Units Outstanding (000’s), end of year/period(1)	5,597	5,187	5,166	5,328
Net Assets (000’s), end of year/period	$11,122	$9,504	$8,032	$8,886
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.57%	1.71%	1.58%	1.44%
Total Return (C)	8.46%	17.83%	-6.77%	6.32%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.926	$1.606	$1.746	$1.527
Unit value, end of year	$2.116	$1.926	$1.606	$1.746
Units outstanding (000’s), beginning of year/period(1)	3,957	3,908	3,880	—
Units Issued (000’s)(1)	1,447	1,008	838	4,815
Units Redeemed (000’s)(1)	(1,036)	(959)	(810)	(935)
Units Outstanding (000’s), end of year/period(1)	4,368	3,957	3,908	3,880
Net Assets (000’s), end of year/period	$9,241	$7,621	$6,277	$6,775
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.44%	1.62%	1.46%	1.33%
Total Return (C)	9.85%	19.94%	-8.03%	7.24%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.955	$1.608	$1.764	$1.528
Unit value, end of year	$2.165	$1.955	$1.608	$1.764
Units outstanding (000’s), beginning of year/period(1)	3,608	2,994	3,303	—
Units Issued (000’s)(1)	1,368	1,285	978	3,932
Units Redeemed (000’s)(1)	(1,119)	(671)	(1,287)	(629)
Units Outstanding (000’s), end of year/period(1)	3,857	3,608	2,994	3,303
Net Assets (000’s), end of year/period	$8,352	$7,053	$4,813	$5,828
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.39%	1.55%	1.38%	1.25%
Total Return (C)	10.77%	21.59%	-8.88%	7.86%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.952	$1.598	$1.764	$1.633
Unit value, end of year	$2.178	$1.952	$1.598	$1.764
Units outstanding (000’s), beginning of year/period(1)	4,068	4,154	4,096	—
Units Issued (000’s)(1)	1,237	544	920	4,718
Units Redeemed (000’s)(1)	(729)	(630)	(862)	(622)
Units Outstanding (000’s), end of year/period(1)	4,576	4,068	4,154	4,096
Net Assets (000’s), end of year/period	$9,967	$7,943	$6,636	$7,227
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.29%	1.52%	1.35%	1.19%
Total Return (C)	11.57%	22.22%	-9.45%	8.02%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.935	$1.580	$1.751	$1.619
Unit value, end of year	$2.157	$1.935	$1.580	$1.751
Units outstanding (000’s), beginning of year/period(1)	4,826	4,608	4,820	—
Units Issued (000’s)(1)	1,491	1,140	890	5,593
Units Redeemed (000’s)(1)	(823)	(922)	(1,102)	(773)
Units Outstanding (000’s), end of year/period(1)	5,494	4,826	4,608	4,820
Net Assets (000’s), end of year/period	$11,849	$9,338	$7,278	$8,440
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.20%	1.54%	1.37%	1.19%
Total Return (C)	11.45%	22.22%	-9.79%	8.17%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.886	$1.538	$1.714	$1.583
Unit value, end of year	$2.104	$1.886	$1.538	$1.714
Units outstanding (000’s), beginning of year/period(1)	1,332	986	940	—
Units Issued (000’s)(1)	729	706	369	1,193
Units Redeemed (000’s)(1)	(496)	(360)	(323)	(253)
Units Outstanding (000’s), end of year/period(1)	1,565	1,332	986	940
Net Assets (000’s), end of year/period	$3,292	$2,513	$1,517	$1,611
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.16%	1.42%	1.21%	0.96%
Total Return (C)	11.54%	22.61%	-10.23%	8.28%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2055 Retirement Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$1.323	$1.081	$1.206	$1.114
Unit value, end of year	$1.482	$1.323	$1.081	$1.206
Units outstanding (000’s), beginning of year/period(1)	111	52	25	—
Units Issued (000’s)(1)	421	129	31	35
Units Redeemed (000’s)(1)	(102)	(70)	(4)	(10)
Units Outstanding (000’s), end of year/period(1)	430	111	52	25
Net Assets (000’s), end of year/period	$637	$147	$56	$31
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.06%	1.04%	0.59%	—
Total Return (C)	12.07%	22.36%	-10.37%	8.26%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	2060 Retirement Fund
	Years Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.867	$8.871	$10.000
Unit value, end of year/period	$12.194	$10.867	$8.871
Units outstanding (000’s), beginning of year/period	—	— (F)	—
Units Issued (000’s)	10	1	10
Units Redeemed (000’s)	(3)	(1)	(10)
Units Outstanding (000’s), end of year/period	7	— (F)	— (F)
Net Assets (000’s), end of year/period	$82	$5	$—(G)
Expense Ratio (A)	1.65%	1.65%	1.65%(D)
Investment Income Ratio (B)	5.26%	0.09%	—
Total Return (C)	12.22%	22.49%	-11.29%(E)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
2065 Retirement Fund
Period Ended December 31, 2020(2)
Unit value, beginning of period	$10.000
Unit value, end of period	$11.735
Units outstanding (000’s), beginning of period	—
Units Issued (000’s)	—(F)
Units Redeemed (000’s)	—
Units Outstanding (000’s), end of period	—(F)
Net Assets (000’s), end of period	$6
Expense Ratio (A)	1.65%(D)
Investment Income Ratio (B)	5.72%(E)
Total Return (C)	17.35%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.
(G)
Less than $500.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.051	$1.829	$1.898	$1.844
Unit value, end of year	$2.205	$2.051	$1.829	$1.898
Units outstanding (000’s), beginning of year/period(1)	2,088	2,267	2,100	—
Units Issued (000’s)(1)	499	344	683	2,708
Units Redeemed (000’s)(1)	(604)	(523)	(516)	(608)
Units Outstanding (000’s), end of year/period(1)	1,983	2,088	2,267	2,100
Net Assets (000’s), end of year/period	$4,373	$4,282	$4,146	$3,986
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.91%	2.06%	2.12%	2.12%
Total Return (C)	7.53%	12.12%	-3.65%	2.96%

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$2.717	$2.318	$2.465	$2.329
Unit value, end of year	$2.984	$2.717	$2.318	$2.465
Units outstanding (000’s), beginning of year/period(1)	4,695	4,756	5,183	—
Units Issued (000’s)(1)	691	888	856	6,212
Units Redeemed (000’s)(1)	(666)	(949)	(1,283)	(1,029)
Units Outstanding (000’s), end of year/period(1)	4,720	4,695	4,756	5,183
Net Assets (000’s), end of year/period	$14,085	$12,756	$11,024	$12,779
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.81%	2.02%	1.89%	1.86%
Total Return (C)	9.84%	17.20%	-5.98%	5.83%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$3.256	$2.697	$2.953	$2.749
Unit value, end of year	$3.642	$3.256	$2.697	$2.953
Units outstanding (000’s), beginning of year/period(1)	4,273	4,208	4,741	—
Units Issued (000’s)(1)	456	739	641	5,244
Units Redeemed (000’s)(1)	(558)	(674)	(1,174)	(503)
Units Outstanding (000’s), end of year/period(1)	4,171	4,273	4,208	4,741
Net Assets (000’s), end of year/period	$15,193	$13,913	$11,350	$13,998
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	5.55%	1.91%	1.71%	1.57%
Total Return (C)	11.86%	20.74%	-8.66%	7.39%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$89.895	$71.639	$79.340	$73.761
Unit value, end of year	$94.438	$89.895	$71.639	$79.340
Units outstanding (000’s), beginning of year/period(1)	351	375	444	—
Units Issued (000’s)(1)	18	25	50	495
Units Redeemed (000’s)(1)	(48)	(49)	(119)	(51)
Units Outstanding (000’s), end of year/period(1)	321	351	375	444
Net Assets (000’s), end of year/period	$30,295	$31,512	$26,873	$35,206
Expense Ratio (A)	1.55%(D)	1.55%(D)	1.55% (D)	1.55%(D)
Investment Income Ratio (B)	1.78%	2.02%	2.21%	1.67%
Total Return (C)	5.05%	25.48%	-9.71%	7.56%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$54.247	$46.592	$49.995	$47.369
Unit value, end of year	$61.355	$54.247	$46.592	$49.995
Units outstanding (000’s), beginning of year/period(1)	200	225	250	—
Units Issued (000’s)(1)	23	17	29	277
Units Redeemed (000’s)(1)	(30)	(42)	(54)	(27)
Units Outstanding (000’s), end of year/period(1)	193	200	225	250
Net Assets (000’s), end of year/period	$11,870	$10,867	$10,476	$12,516
Expense Ratio (A)	1.55%(D)	1.55%(D)	1.55%(D)	1.55%(D)
Investment Income Ratio (B)	1.50%	1.79%	1.66%	1.88%
Total Return (C)	13.10%	16.43%	-6.81%	5.55%

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$110.807	$85.530	$92.786	$85.570
Unit value, end of year	$142.452	$110.807	$85.530	$92.786
Units outstanding (000’s), beginning of year/period(1)	738	805	979	—
Units Issued (000’s)(1)	50	48	77	1,102
Units Redeemed (000’s)(1)	(110)	(115)	(251)	(123)
Units Outstanding (000’s), end of year/period(1)	678	738	805	979
Net Assets (000’s), end of year/period	$96,553	$81,816	$68,843	$90,815
Expense Ratio (A)	1.55%(D)	1.55%(D)	1.55%(D)	1.55%(D)
Investment Income Ratio (B)	0.25%	0.46%	0.70%	0.99%
Total Return (C)	28.56%	29.55%	-7.82%	8.43%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Fidelity
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$89.751	$73.839	$87.754	$79.729
Unit value, end of year	$104.445	$89.751	$73.839	$87.754
Units outstanding (000’s), beginning of year/period(1)	108	128	143	—
Units Issued (000’s)(1)	11	11	24	171
Units Redeemed (000’s)(1)	(19)	(31)	(39)	(28)
Units Outstanding (000’s), end of year/period(1)	100	108	128	143
Net Assets (000’s), end of year/period	$10,456	$9,687	$9,473	$12,566
Expense Ratio (A)	1.55%(D)	1.55%(D)	1.55%(D)	1.55%(D)
Investment Income Ratio (B)	0.65%	0.85%	0.64%	0.70%
Total Return (C)	16.37%	21.55%	-15.86%	10.07%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$32.525	$26.306	$29.428	$27.999
Unit value, end of year	$35.761	$32.525	$26.306	$29.428
Units outstanding (000’s), beginning of year/period(1)	265	272	327	—
Units Issued (000’s)(1)	45	46	50	378
Units Redeemed (000’s)(1)	(85)	(53)	(105)	(51)
Units Outstanding (000’s), end of year/period(1)	225	265	272	327
Net Assets (000’s), end of year/period	$8,061	$8,620	$7,142	$9,634
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	2.71%	2.88%	2.57%	2.77%
Total Return (C)	9.95%	23.64%	-10.61%	5.11%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$39.521	$30.620	$35.626	$31.255
Unit value, end of year	$61.258	$39.521	$30.620	$35.626
Units outstanding (000’s), beginning of year/period(1)	614	664	758	—
Units Issued (000’s)(1)	53	62	74	862
Units Redeemed (000’s)(1)	(74)	(112)	(168)	(104)
Units Outstanding (000’s), end of year/period(1)	593	614	664	758
Net Assets (000’s), end of year/period	$36,309	$24,256	$20,341	$26,996
Expense Ratio (A)	1.65%	1.65%	1.65%	1.43%
Investment Income Ratio (B)	1.21%	1.44%	0.78%	1.06%
Total Return (C)	55.00%	29.07%	-14.05%	40.67%

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Real Estate Index Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year/period	$19.998	$15.784	$16.956	$16.731
Unit value, end of year/period	$18.717	$19.998	$15.784	$16.956
Units outstanding (000’s), beginning of year/period(1)	85	66	92	—
Units Issued (000’s)(1)	33	35	17	125
Units Redeemed (000’s)(1)	(57)	(16)	(43)	(33)
Units Outstanding (000’s), end of year/period(1)	61	85	66	92
Net Assets (000’s), end of year/period	$1,140	$1,691	$1,049	$1,555
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	2.68%	2.54%	3.04%	2.57%
Total Return (C)	-6.41%	26.70%	-6.91%	1.34%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Vanguard
	VIF Total Bond Market Index Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$10.769	$10.074	$10.000
Unit value, end of year/period	$11.395	$10.769	$10.074
Units outstanding (000’s), beginning of year/period	87	10	—
Units Issued (000’s)	146	87	19
Units Redeemed (000’s)	(74)	(10)	(9)
Units Outstanding (000’s), end of year/period	159	87	10
Net Assets (000’s), end of year/period	$1,815	$934	$100
Expense Ratio (A)	1.65%	1.65%	1.65%(D)
Investment Income Ratio (B)	2.05%	1.32%	—
Total Return (C)	5.82%	6.90%	0.74%(E)

Selected Per Unit and Supplementary Data:	Goldman Sachs
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.645	$10.000	$10.762	$10.000
Unit value, end of year/period	$11.370	$10.645	$12.443	$10.762(G)
Units outstanding (000’s), beginning of year/period	—	—	—	—
Units Issued (000’s)	10	—(F)	4	2
Units Redeemed (000’s)	—(F)	—	—(F)	(2)
Units Outstanding (000’s), end of year/period	10	—(F)	4	—
Net Assets (000’s), end of year/period	$116	$4	$54	$—
Expense Ratio (A)	1.65%	1.65%(D)	1.65%	1.65%(D)
Investment Income Ratio (B)	0.32%	1.00%(E)	1.30%	2.17%(E)
Total Return (C)	6.81%	6.45%(E)	15.62%	7.62%(E)(H)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Less than 500 units.
(G)
The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(H)
The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$60.098	$44.919	$48.034	$44.128
Unit value, end of year	$84.531	$60.098	$44.919	$48.034
Units outstanding (000’s), beginning of year/period(1)	572	624	739	—
Units Issued (000’s)(1)	63	64	56	839
Units Redeemed (000’s)(1)	(98)	(116)	(171)	(100)
Units Outstanding (000’s), end of year/period(1)	537	572	624	739
Net Assets (000’s), end of year/period	$45,396	$34,354	$28,044	$35,504
Expense Ratio (A)	1.65%	1.65%	1.65%	1.51%(D)
Investment Income Ratio (B)	0.10%	0.04%	—	—
Total Return (C)	40.66%	33.79%	-6.49%	8.85%

Selected Per Unit and Supplementary Data:	American Funds
	New World Fund(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$31.841	$24.771	$29.503	$26.274
Unit value, end of year	$38.803	$31.841	$24.771	$29.503
Units outstanding (000’s), beginning of year/period(1)	9	8	7	—
Units Issued (000’s)(1)	4	3	3	8
Units Redeemed (000’s)(1)	(4)	(2)	(2)	(1)
Units Outstanding (000’s), end of year/period(1)	9	9	8	7
Net Assets (000’s), end of year/period	$346	$299	$207	$218
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	0.24%	1.26%	1.08%	1.35%
Total Return (C)	21.86%	28.54%	-16.04%	12.29%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by American Century, the expense ratio would have been 1.65% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$6.730	$5.500	$5.745	$5.441
Unit value, end of year	$7.630	$6.730	$5.500	$5.745
Units outstanding (000’s), beginning of year/period(1)	1,831	1,901	2,243	—
Units Issued (000’s)(1)	252	176	154	2,639
Units Redeemed (000’s)(1)	(192)	(246)	(496)	(396)
Units Outstanding (000’s), end of year/period(1)	1,891	1,831	1,901	2,243
Net Assets (000’s), end of year/period	$14,431	$12,323	$10,454	$12,886
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	1.54%	1.58%	1.77%	2.01%
Total Return (C)	13.37%	22.37%	-4.27%	5.58%

Selected Per Unit and Supplementary Data:	Delaware
	VIP Small Cap Value Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(3)
Unit value, beginning of year/period	$10.839	$10.000
Unit value, end of year/period	$10.459	$10.839
Units outstanding (000’s), beginning of year/period	2	—
Units Issued (000’s)	1	2
Units Redeemed (000’s)	(1)	—
Units Outstanding (000’s), end of year/period	2	2
Net Assets (000’s), end of year/period	$24	$22
Expense Ratio (A)	1.65%	1.65%(D)
Investment Income Ratio (B)	1.13%	—
Total Return (C)	-3.51%	8.39%(E)

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	DWS
	Capital Growth VIP(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$117.087	$86.800	$89.683	$81.659
Unit value, end of year	$160.137	$117.087	$86.800	$89.683
Units outstanding (000’s), beginning of year/period(1)	607	646	746	—
Units Issued (000’s)(1)	47	50	72	820
Units Redeemed (000’s)(1)	(85)	(89)	(172)	(74)
Units Outstanding (000’s), end of year/period(1)	569	607	646	746
Net Assets (000’s), end of year/period	$91,115	$71,062	$56,101	$66,932
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	0.48%	0.42%	0.71%	0.71%
Total Return (C)	36.77%	34.89%	-3.21%	9.83%

Selected Per Unit and Supplementary Data:	Invesco Oppenheimer
	V.I. Main Street Fund (2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$56.574	$43.546	$48.064	$45.408
Unit value, end of year	$63.407	$56.574	$43.546	$48.064
Units outstanding (000’s), beginning of year/period(1)	49	50	67	—
Units Issued (000’s)(1)	8	7	6	79
Units Redeemed (000’s)(1)	(10)	(8)	(23)	(12)
Units Outstanding (000’s), end of year/period(1)	47	49	50	67
Net Assets (000’s), end of year/period	$3,010	$2,749	$2,156	$3,200
Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%
Investment Income Ratio (B)	1.44%	1.06%	1.16%	1.26%
Total Return (C)	12.08%	29.92%	-9.40%	5.85%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	MFS
	VIT III Mid Cap Value Portfolio
	Year Ended December 31,		Period Ended December 31, 2018(1)
	2020	2019
Unit value, beginning of year/period	$11.330	$8.763	$10.000
Unit value, end of year/period	$11.605	$11.330	$8.763(I)
Units outstanding (000’s), beginning of year/period	4	—	—
Units Issued (000’s)	1	4	—(G)
Units Redeemed (000’s)	(4)	—(G)	—(G)
Units Outstanding (000’s), end of year/period	1	4	—
Net Assets (000’s), end of year/period	$12	$40	$—
Expense Ratio (A)	1.40%(F)	1.40%(F)	1.40%(D)(F)
Investment Income Ratio (B)	1.17%	1.30%	0.90%(E)
Total Return (C)	2.42%	29.30%	-12.37%(E)(J)

Selected Per Unit and Supplementary Data:	Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Year Ended December 31, 2020	Period Ended December 31, 2019(2)
Unit value, beginning of year/period	$10.970	$10.000
Unit value, end of year/period	$12.902	$10.970
Units outstanding (000’s), beginning of year/period	—(G)	—
Units Issued (000’s)	8	— (G)
Units Redeemed (000’s)	—	—
Units Outstanding (000’s), end of year/period	8	—(G)
Net Assets (000’s), end of year/period	$105	$ — (H)
Expense Ratio (A)	1.65%	1.65%(D)
Investment Income Ratio (B)	0.70%	0.38%(E)
Total Return (C)	17.61%	9.70%(E)

(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by MFS, the expense ratio would have been 1.65%.
(G)
Less than 500 units.
(H)
Less than $500.
(I)
The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.
(J)
The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$13.876	$12.975	$13.464	$13.248
Unit value, end of year	$15.241	$13.876	$12.975	$13.464
Units outstanding (000’s), beginning of year/period(1)	20	22	22	—
Units Issued (000’s)(1)	31	3	9	26
Units Redeemed (000’s)(1)	(14)	(5)	(9)	(4)
Units Outstanding (000’s), end of year/period(1)	37	20	22	22
Net Assets (000’s), end of year/period	$557	$283	$283	$301
Expense Ratio (A)	1.55%(D)	1.55%(D)	1.55%(D)	1.55%(D)
Investment Income Ratio (B)	1.58%	1.82%	2.63%	2.53%
Total Return (C)	9.84%	6.94%	-3.63%	1.63%

Selected Per Unit and Supplementary Data:	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
	2020	2019	2018	2017
Unit value, beginning of year	$38.681	$30.200	$30.049	$26.501
Unit value, end of year	$51.219	$38.681	$30.200	$30.049
Units outstanding (000’s), beginning of year/period(1)	265	315	243	—
Units Issued (000’s)(1)	103	71	186	281
Units Redeemed (000’s)(1)	(84)	(121)	(114)	(38)
Units Outstanding (000’s), end of year/period(1)	284	265	315	243
Net Assets (000’s), end of year/period	$14,526	$10,263	$9,513	$7,294
Expense Ratio (A)	1.40%(E)	1.40%(E)	1.40%(E)	1.48%(E)
Investment Income Ratio (B)	—	—	3.36%	—
Total Return (C)	32.41%	28.08%	0.50%	13.39%

(1)
Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)
Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the year or period ending in 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.
(A)(B)(C) Refer to explanatory notes.
(D)
Absent reimbursement by PIMCO, the expense ratio would have been 1.65%.
(E)
Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.65%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
4. Financial Highlights (continued)

Selected Per Unit and Supplementary Data:	Victory
	RS Small Cap Growth Equity VIP Series
	Year Ended December 31, 2020	Period Ended December 31, 2019(1)
Unit value, beginning of year/period	$10.440	$10.000
Unit value, end of year/period	$14.185	$10.440
Units outstanding (000’s), beginning of year/period	—(G)	—
Units Issued (000’s)	30	— (G)
Units Redeemed (000’s)	(3)	—
Units Outstanding (000’s), end of year/period	27	— (G)
Net Assets (000’s), end of period	$383	$2
Expense Ratio (A)(F)	1.60%(F)	1.60%(D)(F)
Investment Income Ratio (B)	—	—
Total Return (C)	35.87%	4.40%(E)

(1)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
(A)(B)(C) Refer to explanatory notes.
(D)
Annualized.
(E)
Not annualized.
(F)
Absent reimbursement by Victory, the expense ratio would have been 1.65%.
(G)
Less than 500 units.
Explanatory notes:

(A)
This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B)
This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.
(C)
The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
5. CALCULATION OF ACCUMULATION UNIT VALUES
Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020
5. CALCULATION OF ACCUMULATION UNIT VALUES (continued)
The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:
(a)   The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by
(b)  1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
6. OTHER MATTERS
During the year, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.
Management is monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.
7. SUBSEQUENT EVENTS
Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
Consolidated Statutory Financial Statements
For The Years Ended December 31, 2020, 2019 and 2018
Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Mutual of America Life Insurance Company:
We have audited the accompanying consolidated financial statements of Mutual of America Life Insurance Company and subsidiaries (the “Company”), which comprise the consolidated statutory statements of financial condition as of December 31, 2020 and 2019, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the consolidated statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 10 to the consolidated financial statements, the consolidated financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the consolidated financial statements of the variances between the statutory accounting practices described in Notes 1 and 10 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the consolidated financial position of the Company as of December 31, 2020 and 2019, or the results of its consolidated operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

New York, New York
April 16, 2021

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION
As of December 31, 2020 and 2019
	2020	2019
ASSETS
Bonds and notes	$ 8,505,591,147	$ 8,032,139,570
Common stocks	29,201,192	346,516,395
Cash, cash equivalents and short-term investments	57,992,506	117,046,858
Guaranteed funds transferable	6,932,539	8,046,812
Real estate	238,884,848	219,861,582
Policy loans	95,285,598	103,955,869
Investment income accrued	78,909,958	74,643,471
Deferred federal income taxes	89,270,558	70,107,988
Other assets	35,081,572	25,998,402
Total General Account assets	9,137,149,918	8,998,316,947
Separate Account assets	16,781,187,729	14,667,350,726
TOTAL ASSETS	$ 25,918,337,647	$ 23,665,667,673
LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$ 6,716,840,452	$ 7,599,450,995
Other contract holders liabilities and reserves	7,497,800	6,487,466
Funds withheld	1,166,987,550	-
Interest maintenance reserve	11,580,001	12,739,187
Total Other liabilities	395,974,812	386,849,733
Total General Account liabilities	8,298,880,615	8,005,527,381
Separate Account reserves and other liabilities	16,781,187,729	14,667,350,823
Total liabilities before asset valuation reserve	25,080,068,344	22,672,878,204
Asset valuation reserve	108,375,550	155,377,388
Total liabilities	25,188,443,894	$ 22,828,255,592
SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	728,743,753	836,262,081
Total surplus	729,893,753	837,412,081
TOTAL LIABILITIES AND SURPLUS	$25,918,337,647	$23,665,667,673
See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS
For the Years Ended December 31, 2020, 2019 and 2018
	2020	2019	2018
INCOME
Premium and annuity considerations	$1,086,315,872	$2,552,012,159	$2,588,375,252
Life and disability insurance premiums	8,346,385	8,786,168	9,341,432
Total considerations and premiums	1,094,662,257	2,560,798,327	2,597,716,684
Separate Account investment and administrative fees	111,604,705	110,027,353	105,982,732
Net investment income	299,875,311	330,632,708	330,354,938
Other, net	10,360,007	9,265,861	9,425,577
Total income	1,516,502,280	3,010,724,249	3,043,479,931
DEDUCTIONS
Change in insurance and annuity reserves	(1,171,300,488)	487,275,454	76,571,432
Annuity and surrender benefits	2,430,327,387	2,256,755,208	2,677,121,083
Death and disability benefits	6,646,948	5,611,602	10,384,613
Operating expenses	328,348,427	294,145,427	271,604,283
Total deductions	1,594,022,274	3,043,787,691	3,035,681,411
Net (loss) gain before dividends	(77,519,994)	(33,063,442)	7,798,520
Dividends to contract holders and policyholders	(53,444)	(57,806)	(61,719)
Net (loss) gain from operations	(77,573,438)	(33,121,248)	7,736,801
Federal income tax benefit	-	20,586	190,871
Net realized capital gains	(40,608,646)	13,455,138	8,078,372
Net (loss) income	(118,182,084)	(19,645,524)	16,006,044
SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	47,001,838	(63,980,623)	22,021,697
Unrealized (depreciation) appreciation	(30,960,498)	53,393,502	(29,396,166)
Reserve valuation basis	-	(43,849,651)	(20,844,803)
Nonadmitted assets:
Prepaid assets and other, net	(11,596,840)	(6,641,490)	(3,089,338)
Net deferred income tax asset	18,908,264	16,292,656	13,708,510
Accounting related to:
Qualified pension plan	-	-	(51,999,996)
Nonqualified deferred compensation plan	(5,182,004)	(3,400,000)	(200,002)
Post retirement medical benefit plan	(7,507,004)	(21,900,000)	(2,300,000)
Net change in surplus	(107,518,328)	(89,731,130)	(56,094,054)
SURPLUS
Beginning of year	837,412,081	927,143,211	983,237,265
End of year	$729,893,753	$837,412,081	$927,143,211
See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW
For the Years Ended December 31, 2020, 2019 and 2018
	2020	2019	2018
Cash flows from operations:
Premium and other income collected	$2,261,063,115	$2,560,779,959	$2,597,885,450
Net investment income	308,010,173	336,214,584	333,595,883
Separate account investment and administrative fees	110,855,513	110,023,784	105,977,099
Benefit payments	(2,440,356,658)	(2,220,311,130)	(2,672,078,244)
Net transfers to separate accounts	296,098,020	(244,666,242)	(108,901,428)
Investment and operating expenses paid	(269,318,073)	(263,388,613)	(215,405,280)
Other, net	8,955,350	7,730,807	5,867,580
Dividends paid to policyholders	(55,692)	(59,582)	(63,298)
Net cash from operations	275,251,748	286,323,567	46,877,762
Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	2,669,422,905	1,463,155,997	1,200,953,485
Common stock	447,264,375	279,668,216	115,764,482
Other invested assets	1,313,262	1,451,026	1,984,383
Other	62,151	27,619,749	8,921,605
Total	3,118,062,693	1,771,894,988	1,327,623,955
Cost of investments acquired:
Bonds and notes	(3,230,615,460)	(1,598,189,689)	(1,063,004,871)
Common Stock	(138,620,520)	(347,931,229)	(188,919,167)
Real estate	(30,506,974)	(8,360,354)	(10,450,634)
Other	(61,218,301)	(5,476,302)	-
Total	(3,460,961,255)	(1,959,957,574)	(1,262,374,672)
Net change in policy loans	8,671,116	(116,316)	2,790,019
Net cash (used in) from investment activity	(334,227,446)	(188,178,902)	68,039,302
Cash flows from financing and other sources:
Net (withdrawals) deposits on deposit-type contracts	1,107,461	(7,104,672)	(514,052)
Other cash applied	(1,186,115)	(78,539,541)	(63,223,161)
Net cash used in financing and other sources	(78,654)	(85,644,213)	(63,737,213)
Net change in cash, cash equivalents and short term investments:	(59,054,352)	12,500,452	51,179,851
Cash, cash equivalents and short term investments:
Beginning of year	117,046,858	104,546,406	53,366,555
End of year	$57,992,506	$117,046,858	$104,546,406
See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS
December 31, 2020, 2019 and 2018
1. Summary of Significant Accounting Policies
Principles of Consolidation
The accompanying statutory financial statements include the consolidated accounts of Mutual of America Life Insurance Company (“Mutual of America”) and its wholly owned subsidiaries (collectively referred to as the “Company”), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (“Holdings”) is a wholly-owned subsidiary of Mutual of America.  Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (“Securities”), Mutual of America Capital Management LLC (“Capital Management”), 320 Park Analytics LLC (“320 Park”) and Mutual of America Insurance Agency LLC (“Agency”). Securities, the broker-dealer, is the distributor of the Mutual of America Investment Corporation and the Mutual of America Variable Insurance Portfolios and the variable insurance contracts offered by Mutual of America. Capital Management is the investment advisor (the “Advisor”) to the General Account of Mutual of America, Mutual of America Investment Corporation (“Investment Corporation”), an affiliate, and Mutual of America Variable Reinsurance Portfolios, an affiliate. 320 Park provides independent analysis and/or benchmarking services to assist plan sponsors. When it becomes active, Agency will be the Company that employs the Mutual of America sales force. All intercompany balances and transactions have been eliminated in consolidation.
Nature of Operations
Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.
Basis of Presentation
The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. Generally Accepted Accounting Principles (“GAAP”). The significant variances between such practices and GAAP are described in Note 10. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.
The National Association of Insurance Commissioners (“NAIC”) has codified Statutory Accounting Principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2020, are reflected in the accompanying consolidated statutory financial statements.
The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.

Asset Valuations
Cash. Cash Equivalents and Short-Term Investments — Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and Short-term investment transactions are recorded on a trade date basis.
Bonds and Notes — Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2020, there were six securities with a fair value of $26.6 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $1.0 million to adjust the carrying value of these securities. These securities are required to be reported at the lower of amortized cost or fair value. At December 31, 2019, there were six securities with a fair value of $28.4 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six and/or are deemed to be impaired. During 2019, the company recorded an unrealized gain of $1.5 million to adjust the carrying value of these securities.
Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.
Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 20 – Fair Value Measurements, for further discussion on valuation methods for assets and liabilities.
During 2020, management determined that two securities with an unadjusted book value of $60.9 million would not meet their contractual obligation for the payment of principal and interest at maturity and determined that these securities were impaired. These securities were written down to fair value at the date of impairment and the Company recognized a $49.8 million realized capital loss on the write-down which is reflected in the amount of net realized capital losses on the statement of operations. There were no impairments in 2019. Additionally, the Company recognized $8.2 million and $4.9 million of realized capital gains not subject to the Interest Maintenance Reserve at December 31, 2020 and 2019, respectively. These gains are reflected in the amount of net realized capital (losses)/ gains on the statement of operations.
Investments in stocks of unconsolidated subsidiaries are carried at the underlying equity of the entity.

Common Stocks — Common stocks in good standing are stated at fair value. Unrealized gains and losses are recorded directly to unassigned surplus.
Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. Furthermore, during 2019 the Company’s impairment policy for common stock was further modified so that any equity position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. At December 31, 2020 and 2019, common stocks included $27.6 million and $10.2 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2019 the Company liquidated a portion of the seed money invested in the Mutual of America Investment Corporation Small Cap Equity Index Fund (an affiliated entity) and recognized a loss of $0.5 million. During 2020 the Company liquidated in its entirety its holdings in Large-Cap and Small-Cap Value equity securities, recognizing a net realized capital gain of $7.8 million on the transaction. The December 31, 2019, investment amounts also include $334.8 million, invested in actively managed Large-Cap and Small-Cap Value equity strategies.
Guaranteed Funds Transferable — Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.
Real Estate — Real estate, which is classified as Company occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $233.6 million and $222.2 million at December 31, 2020 and 2019, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.
Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2020, 2019 and 2018, the Company recognized $0.1 million, $0.3 million, and $0.3 million, respectively, of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in 2020, 2019 and 2018.
Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.
Insurance and Annuity Reserves
Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.5 billion at December 31, 2020 and 2019, respectively, are based on mortality and interest rate assumptions (ranging from 2.75% to 4.00% at December 31, 2020 and 2019), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.
Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2020 and 2019, averaged 1.85% and 2.25%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $5.1 billion and $6.0 billion at December 31, 2020 and 2019, respectively, are subject to discretionary withdrawal at book value.
Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.

Effective January 1, 2019, the Company voluntarily lowered the interest rate used to value $505.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 4.25% to 5.25%, were lowered to a valuation interest of 4.00%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $43.8 million at January 1, 2019.
Effective January 1, 2018, the Company voluntarily lowered the interest rate used to value $388.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 5.50% to 6.50%, were lowered to a valuation interest of 5.25%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $20.8 million at January 1, 2018.
There was no reserve strengthening for the year-ended December 31, 2020.
Interest Maintenance and Asset Valuation Reserves
Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.
An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.
Separate Account Operations
Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2020, 2019 and 2018 such charges were equal to approximately 0.63%, 0.83%, and 0.84%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Advisor are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying consolidated statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $16.8 billion and $14.7 billion at December 31, 2020 and 2019, respectively are subject to discretionary withdrawal at fair value.
Premiums and Annuity Considerations
All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.

As more fully described in Note 5, premiums ceded to the reinsurer will be reflected net on the consolidated statutory statement of operations and surplus.
Investment Income and Expenses
General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $2.1 million at both December 31, 2020 and 2019, respectively.
2. Investments
Valuation
The statement and fair values of investments in fixed maturity securities (bonds and notes) at December 31, 2020 and 2019 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.
December 31, 2020 (in millions)	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$627.9	$25.8	$0.4	$653.3
Commercial mortgage-backed securities	7.8	0.2	–	8.0
Other asset-backed securities	–	–	–	–
Total	$635.7	$26.0	$0.4	$661.3
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	2,488.7	94.3	4.2	2,578.8
Obligations of states and political subdivisions	–	–	–	–
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,466.9	436.5	15.5	5,887.9
Total	$8,591.3	$556.8	$20.1	$9,128.0

December 31, 2019 (in millions)	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$595.1	$7.8	$1.0	$601.9
Commercial mortgage-backed securities	78.5	3.1	–	82
Other asset-backed securities	–	–	–	0.0
Total	$673.6	$10.9	$1.0	$683.5
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	2,775.5	57.1	5.0	2,827.6
Obligations of states and political subdivisions	–	–	–	–
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	4,670.8	216.7	28.7	4,858.8
Total	$8,119.9	$284.7	$34.7	$8,369.9
The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2020, approximately 100% of the $3.2 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S.

government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.
Cash equivalents with a statement value and fair value of $68.3 million and $65.3 million at December 31, 2020 and 2019, respectively, and short-term investments with both a statement value and a fair value of $17.6 million and $16.6 million, respectively, are included in the above tables. At December 31, 2020 and 2019, the Company had $3.5 million and $3.4 million, respectively, (par value of $3.5 million at December 31,2020 and $3.4 million at December 31, 2019) of its long-term fixed maturity securities on deposit with various regulatory agencies.
Fair Value
The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:
•
Level 1 — quoted prices in active markets for identical securities.
•
Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).
The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables provide fair value information at December 31, 2020 and 2019, about the Company’s assets that are considered financial instruments:
As of December 31, 2020 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$–	$9,021.8	$26.7	$9,048.5
Common stocks	29.2	–	–	29.2
Cash, cash equivalents and short term investments	58.0	–	–	58.0
Policy loans	–	95.3	–	95.3
Guaranteed funds transferrable	–	–	7.3	7.3
Separate Account assets	16,781.5	–	–	16,781.5
Total	$16,868.7	$9,117.1	$34.0	$26,019.8

As of December 31, 2019 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$-	$8,256.4	$31.4	$8,287.8
Common stocks	346.5	–	–	346.5

As of December 31, 2019 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Cash, cash equivalents and short term investments	117.0	–	–	117.0
Policy loans	–	104.0	–	104.0
Guaranteed funds transferrable	–	–	8.3	8.3
Separate Account assets	14,667.4	–	–	14,667.4
Total	$15,130.9	$8,360.4	$39.7	$23,531.0
The fair value of Level 3 assets decreased from $39.7 million at December 31, 2019, to $33.6 million at December 31, 2020, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $4.7 million in 2020 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. Additionally, during 2019 one Level 3 security with a book adjusted carrying value of $1.5 million was sold and a realized gain of $2.3 million was recognized on the transaction. This amount is included in net realized capital gains not subject to the IMR on the statement of Operations and Surplus. There were no sales of Level 3 securities in 2020. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2020 and 2019.
In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2020 and 2019.
Unrealized Gains and Losses
At December 31, 2020 and 2019, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:
December 31 (in millions)	2020	2019	Change
Common Stock	$4.3	$35.5	$(31.2)
Bonds and notes	(3.9)	(4.4)	0.5
Other assets	(1.2)	(0.9)	(0.3)
Net unrealized appreciation (depreciation)	$(0.8)	$30.2	$(31.0)
Net unrealized appreciation related to the Company’s bonds, equity securities and other assets decreased by $31.0 million during the year. Net unrealized appreciation of $4.3 million related to equity securities at December 31, 2020, consists of $4.4 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $35.5 million related to equity securities at December 31, 2019, consisted of $40.1 million of gross unrealized gains and $4.6 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.
The following is an analysis of the fair values and gross unrealized losses as of December 31, 2020 and 2019, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2020 and 2019, were $20.1 million and $34.7 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

The tables that follow exclude $7.7 billion and $7.4 billion at December 31, 2020 and 2019, respectively, represent the book value of those securities whose fixed maturity securities are in an unrealized gain position.
	Twelve Months or Less			Twelve Months or Greater
December 31, 2020 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
Fixed maturities:
Mortgage and asset backed securities:	$284.1	$6.6	54	$11.2	$4.7	3
Residential mortgage-backed securities	–	–	–	–	–	–
Commercial mortgage-backed securities	0.3	–	1.0	–	–	–
Other asset-backed securities	–	–	–	–	–	–
Total	$284.4	$6.6	55	$11.2	$4.7	3
U.S. Treasury securities and obligations of U.S Government corporations and agencies	322.9	2.4	11	1.3	–	3
Obligations of states and political subdivisions
Corporate Securities	190.1	1.4	12	35.8	5.0	3
Total	$797.4	$10.4	78	$48.3	$9.7	9

	Twelve Months or Less			Twelve Months or Greater
December 31, 2019 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
Fixed maturities:
Mortgage and asset backed securities:
Residential mortgage-backed securities	$40.3	$0.2	12	$112.9	$0.8	32
Commercial mortgage-backed securities	9.1	0.1	1	–	–	–
Other asset-backed securities	–	–	–	–	–	–
Total	$49.4	$0.3	13	$112.9	$0.8	32
U.S. Treasury securities and obligations of U.S Government corporations and agencies	324.3	2.1	61	183.2	2.8	70
Obligations of states and political subdivisions	–	–	–	–	–	–
Corporate Securities	101.3	0.6	31	137.7	27.8	16
Total	$475.0	$3.0	105	$433.8	$31.4	118
Realized Capital Gains and Losses
Net realized capital gains (losses) reflected in the Consolidated Statements of Operations and Surplus for the years ended December 31, 2020 and 2019, were as follows:
December 31 (in millions)	2020	2019
Common Stock	$8.3	$10.5
Fixed maturities	(49.1)	3.3
Other assets	(0.2)	(0.3)
Net realized capital gains (losses)	$(41.0)	$13.5
At December 31, 2020 and 2019, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.8 billion and $2.9 billion, and $3.3 billion and $3.3 billion, respectively, of which approximately 99% in both 2020 and 2019 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in $14.9 million of net interest rate related gains and $3.5 million of net interest rate related gains being accumulated in the IMR in 2020 and 2019, respectively, as follows:
December 31 (in millions)	2020	2019
Fixed maturity securities
Proceeds	$1,521.7	$628.6
Gross realized gains	23.2	9.5
Gross realized losses	(8.3)	(6.0)
During 2020 and 2019, $16.1 million and $12.9 million, respectively, of the IMR was amortized and included in net investment income.
Sales of investments in equity securities resulted in $8.3 million and $10.5 million of net capital gains in 2020 and 2019, respectively, being recognized in net income as follows:
Equity securities	2020	2019
Proceeds	$470.4	$279.7
Gross realized gains	44.6	27.6
Gross realized losses	(36.3)	(17.1)
Maturities
The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2020, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.
December 31, 2020 (in millions)	Statement Value	Fair Value
Due in one year or less	$778.5	$788.2
Due after one year through five years	4,253.8	4,509.4
Due after five years through 10 years	2,220.1	2,480.2
Due after 10 years	1,264.5	1,283.0
Total	8,516.9	9,060.7
3. Guaranteed Funds Transferable
In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $6.9 million and $8.0 million at December 31, 2020 and 2019, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.7 million, 0.7 million, and $0.6 million in 2020, 2019, and 2018 respectively, and are included in net investment income.
4. Real Estate
Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $11.4 million, $10.1 million, and $9.3 million in 2020, 2019, and 2018, respectively.
5. Reinsurance
The Company entered into a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement, effective, December 31, 2020. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties.
The general account business was structured as a 50% quota share coinsurance arrangement pertaining to approximately $1.169 billion of General Account reserves. As part of the Reinsurance Agreement, the Company segregated $1.162 billion of assets comprised of corporate bonds and mortgage-backed securities and an additional $6.9 million in contract loans for those contracts that have a loan provision, which approximates one-half of the 3% business to a Reinsurance funds withheld account. While the assets will continue to be maintained and reported on the Company’s consolidated statements of financial condition, the reinsurer will receive the investment income and realized gains and losses from those assets while the Company receives the 3% credited on the General Account business ceded and an expense load per person to cover the expense of administering the business. The expense load will be recognized as other income on the consolidated statutory statements of operations and surplus.
The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the consolidated statutory statements of operations and surplus
In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.
6. Pension Plan And Postretirement Benefits
Pension Benefit and Other Benefit Plans
The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $30.4 million, $24.2 million, and $21.3 million in 2020, 2019, and 2018, respectively.
As of January 1, the Company recognized the following liabilities in the financial statements (in millions):
	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
Transition Liability	$9.9	$11.7	$8.6	$7.8	$1.9	$2.5
Accrued Benefit Cost	36.1	44.3	6.7	201.0	66.8	65.6
Funded Status	$46.0	$56.0	$15.3	$208.8	$68.7	$68.1
For other benefits, as of January 1, 2020 and 2019 the Company had total recognized liabilities of $141.3 million and $112.2 million, respectively, for the postretirement medical plans and $67.5 million and $68.7 million, respectively, for the nonqualified deferred compensation plans. The $141.3 million and $112.2 million recognized liability for the postretirement medical plans at January 1, 2020 and 2019 consisted of an unamortized transition liability of $5.6 million and $5.6 million respectively, and an accrued benefit cost of $135.7 million and $106.6 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2020 and 2019 consisted of an unamortized transition liability of $2.2 million and $1.9 million, and an accrued benefit cost of $65.3 million and $66.8 million, respectively.
The minimum required amortization of the unrecognized transition liabilities is as follows (in millions):
Date	Pension Benefits	Other Benefits
12/31/2020	$9.9	$7.8
12/31/2021	–	5.6
12/31/2022	–	5.6
Total	$9.9	$19.0
The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and nothing for the non-qualified deferred compensation plan per year through no later than 2022. There was an additional charge to surplus for the post-retirement medical plan of $7.5 million and $18.4 million in 2020 and 2019, respectively, and an additional charge to surplus for the non-qualified deferred compensation plan of $5.2 million in 2020 and $3.4 million in 2019.
On January 1, 2018 an adjustment to surplus for $15.5 million was recorded for new mortality tables. Furthermore, during 2018 there was an additional charge to surplus of $36.5 million related to the qualified defined benefit plan to adjust the unrecognized transition liability to the expected amortization amount calculated when Statement of Statutory Accounting Principles (“SSAP”) No. 102 was adopted
The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2020 and 2019 (in millions):
	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Accumulated Benefit Obligation	$309.1	$310.4	$43.6	$47.1
Projected Benefit Obligation	$392.4	$393.8	$226.3	$218.2

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Plan Assets at Fair Value	334.3	352.2	–	–
Funded Status	$(58.1)	$(41.6)	$(226.3)	$(218.2)
Accrued Benefit Cost	64.3	36.1	215.1	182.6
Additional Surplus Charge greater than minimum	–	–	11.2	18.4
Unrecognized items	$6.2	$(5.5)	$(0.0)	$(17.2)
Prior Service Costs	$–	$-	$7.3	$6.4
Unrecognized (Losses) Gains	(126.8)	(138.7)	(94.0)	(86.6)
Additional Surplus Charge Beyond Minimum	–	–	–	–
Transition asset	126.8	133.2	75.5	63.0
Total Unrecognized Liability	$-	$(5.5)	$(11.2)	$(17.2)
The components of net periodic benefit costs as calculated in the January 1, 2020, 2019, and 2018 plan valuations are as follows:
	Pension Benefits			Other Benefits
December 31 (in millions)	2020	2019	2018	2020	2019	2018
Service costs	$19.0	$16.6	$17.9	$7.1	$6.2	$6.7
Interest cost on Projected Benefit Obligation (PBO)	11.7	14.6	13.0	6.9	7.6	7.1
Expected return on plan assets	(28.0)	(25.8)	(28.9)	–	–	–
Prior services costs	–	–	–	(1.0)	(.8)	(0.7)
Settlement	29.5	–	–	10.2	6.4	1.9
Amortization of unrecognized net loss (gain)	11.1	11.7	8.6	7.2	4.8	6.3
Net benefit expense	$43.3	$17.1	$10.6	$30.4	$24.2	$21.3
During 2020, 2019, and 2018 pension expense for the non-qualified deferred compensation plan included a $10.2 million, $6.4 million, and $1.9 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.
The changes in the PBO and plan assets are as follows:
December 31 (in millions)	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Change in PBO
PBO, beginning of the year	$393.8	$357.4	$218.2	$190.8
Service costs	19.0	16.6	7.1	6.2
Interest costs	11.7	14.6	6.9	7.6
Change in assumptions/plan amendments	18.3	35.3	12.6	29.7
Actuarial loss (gain)	36.5	10.2	10.5	5.6
Benefits and expenses paid	(86.9)	(40.3)	(29.0)	(21.7)
PBO, end of year	$392.4	$393.8	$226.3	$218.2

December 31 (in millions)	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Change in Plan Assets
Plan assets, beginning of the year	$352.2	$295.9	–	–
Employer contributions	15.0	25.0	–	–
Return on plan assets	54.0	71.6	–	–
Benefits and expenses paid	(86.9)	(40.3)	–	–
Plan assets, end of year	$334.3	$352.2	–	–

December 31 (in millions)	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Plan assets (lower than) PBO	$(58.1)	$(41.6)	$(226.3)	$(218.2)
At December 31, 2020 and 2019, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 81.1% in equity investments and 18.9% in fixed-income investments and 83.0% in equity and 17.0% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2020 and 2019 are as follows:
December 31, (in millions)	2020	2019
Fixed Income Funds	$58.8	$56.9
Equity Funds:
Index	153.4	168.3
Growth	69.4	73.7
Balanced	48.5	50.2
Total Level 1 Investments	$330.1	$349.1
General Account	4.2	3.1
Total plan assets	$334.3	$352.2
The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value, and are considered to be cash equivalents that are not subject to fair value evaluation.
The Company made contributions to its defined benefit pension plan of $15 million in 2020 and $25.0 million in 2019 and 2018. The Company estimates that it will make a contribution of $15 million to this plan in 2021. Benefits expected to be paid from this plan total $32.9 million in 2021, $26.8 million in 2022, $23.9 million in 2023, $23.9 million in 2024 and $26.5 million in 2025. The aggregate benefits expected to be paid in 2026 through 2030 total approximately $152.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2020.
The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:
	Pension Benefits			Postretirement Medical			Non Qualified Deferred Compensation
Weighted average Assumptions at December 31	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate	2.50%	3.00%	4.10%	2.90%	3.40%	4.30%	2.20%	2.80%	3.90%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%	5.00%	5.00%
Expected return on plan assets	8.50%	8.50%	8.50%	–	–	–	–	–	–
The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.00%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 2.50% was selected taking into account historical inflation data and future inflation expectations.
The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The assumption is 4.8% for 2021 and beyond. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $17.2 million in 2021, $10.4 million in 2022, $9.9 million in 2023, $10.7 million in 2024 and $13.8 million in 2025. Aggregated benefits expected to be paid in the period 2026 through 2030 total approximately $65.3 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2020.
Savings and Other Incentive Plans
All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.2 million in 2020, 2019 and 2018. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $13.2 million, $13.9 million, and $10.7 million in 2020, 2019, and 2018, respectively. At December 31, 2020, 2019 and 2018, the accrued liability related to these plans was $24.4 million, $24.6 million and $22.6 million, respectively.
7. Commitments And Contingencies
Rental expenses approximated $21.8 million, $26.4 million, and $25.2 million as of December 31, 2020, 2019, and 2018, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: 4.4 million in 2021; $3.6 million in 2022; $3.4 million in 2023; $3.2 million in 2024; $2.6 million in 2025 and $4.3 million in 2026 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.
The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.
8. Federal Income Taxes
The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. The centerpiece of the new tax law reduces the corporate tax rate from 35% to 21%, effective January 1, 2018. The TCJA impacts life insurance companies by requiring them to take into account a specific percentage of the increase or decrease in statutory reserves; revising the capitalization rule for deferred acquisition costs; changes the net operating loss carryover rules for life insurance companies; modifies the proration rules; and, other amendments that will have the effect of reducing tax deductions.
Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net Admitted DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk-based capital ratio exceeding certain thresholds.

A reconciliation of the income tax benefit recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2020, 2019 and 2018 to net gain from operations before federal income taxes follows:
December 31 (in millions)	2020	2019	2018
Net (Loss) Gain from Operations	$(77.5)	$(33.1)	$7.7
Statutory rate	21%	21%	21%
Tax at statutory rate	(16.3)	(7.0)	1.6
Investment Items	(9.6)	3.4	(1.3)
Expense Items	(20.9)	(19.4)	(20.9)
Net operating loss related to Dividend Received Deduction	–	(1.8)	(0.2)
Nonadmitted Assets	(2.0)	(1.4)	(0.7)
Prior year true-up	4.6	2.5	–
Other including LLC adjustment	–	(3.7)	(3.1)
Valuation Allowance	167.7	–	–
Total Income Tax (Expense) Benefit	$123.5	$(27.4)	$(24.6)
Income Tax Benefit (Expense):
Current - Consolidated	$–	$–	$(0.3)
Deferred - Non-Insurance Companies	–	–	0.1
Income Tax Benefit on Operating Earnings	$–	$–	$(0.2)
Deferred Federal Income Tax, in Surplus	$123.5	$(27.4)	$(24.4)
Total Income Tax (Expense) Benefit	$123.5	$(27.4)	$(24.6)
The federal income tax expense of $123.5 million in 2020 and benefit of ($27.4) million in 2019, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.
The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:
December 31 (in millions)	2020	2019
Total gross DTAs excluding unrealized (gains) losses	$390.1	$250.9
Statutory valuation allowance adjustment	(167.6)	–
Total adjusted gross DTAs excluding unrealized (gains) losses	$222.5	$250.9
Total gross DTLs excluding unrealized (gains) losses	(105.3)	(10.3)
Mutual of America's net DTA	117.2	240.6
Tax effect of unrealized (gains) losses	(0.1)	(6.6)
DTA nonadmitted	(27.8)	(164.9)
Mutual of America's net admitted DTA	89.3	69.1
Non-insurance Subsidiaries DTA's	–	1.0
Total net DTAs	$89.3	$70.1
The Company assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of its existing deferred tax assets. A significant piece of objective positive evidence evaluated is verifiable future taxable income, including investment portfolio unrealized gains as of December 31, 2020. A significant piece of objective negative evidence evaluated was the Company having a three-year cumulative loss. On the basis of this evaluation, the Company has recorded a partial valuation allowance against its net deferred tax asset of $167.6 million as of December 31, 2020. The Company will continue to analyze the valuation allowance on a quarterly basis.

At December 31, 2020, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $390.1 million, consisted of $367.6 million of ordinary DTAs and $22.5 million of capital DTAs. The net decrease in the net DTA was $123.5 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA increased by $20.3 million during 2020. The increase in DTA is due to a methodology change which resulted in additional taxable income to be utilized against the existing net operating losses.
The Company claims the separate account dividend received deduction. The impact of the separate account dividend received deduction (“DRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 21%. For years prior to the effective date of TCJA, there was a degree of uncertainty regarding the computational aspects of the Company’s separate account dividend received deduction (DRD) for assets held in connection with variable annuity contracts because final regulations have not been issued by the IRS. If such regulations were issued, they could result in the elimination of some or all of the separate account DRD tax benefit that the Company received for years prior to the effective date of the TCJA. For tax years 2018 and forward, TCJA standardized the DRD computation, thus reducing uncertainty regarding the amount of the separate account DRD deduction.
The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, non-admitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax of zero in 2020 and 2019. At December 31, 2020, the Company had net operating loss carryforwards of approximately $152.6 million, of which $107 million are expiring at various dates between 2027 and 2032 and $45.6 million has no expiration, but its utilization is limited to 80% of taxable income. The Company has zero capital loss carryforwards at December 31, 2020.
Mutual of America files a separate federal income tax return and files income tax returns in various states.
9. Fair Value Of Financial Instruments
The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. Amounts related to the Company's financial instruments at December 31, 2020 and 2019, were as follows:
	2020		2019
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$8,505.6	$9,048.5	$8,032.1	$8,287.8
Common stocks	29.2	29.2	346.5	346.5
Cash, cash equivalents and short term investments	58.0	58.0	117.0	117.0
Guaranteed funds transferable	6.9	7.3	8.0	8.3
Policy Loans	95.3	95.3	104.0	104.0

Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization.
Cash, Cash Equivalents and Short Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.
Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.
Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.
10. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (Gaap)
The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.
Asset Valuations and Investment Income Recognition
GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading; whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.
GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.
Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.
A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.
For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.
Policy Acquisition Costs
Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.
Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.
Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.
Premium Recognition
Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.
Deferred Income Taxes
GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.
Statements of Cash Flow
The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.
11. Subsequent Events
The Company has evaluated subsequent events through April 16, 2021, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

PART C
OTHER INFORMATION
Item 27. Exhibits
(a)	Copy of the resolution of the depositor establishing the registrant.
(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.
(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.
(d)(1)(i)	Form of Tax-Deferred Group Annuity Contract and Certificate.
(d)(1)(ii)	Form of Tax-Deferred Group Annuity Contract Amendment.
(e)	Form of Application for Tax-Deferred Group Annuity Contract (Group Annuity Application).
(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.
(f)(2)	Bylaws of Mutual of America Life Insurance Company.
(g)	Not Applicable.
(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.
(h)(1)(ii)
A mendment to Amended and Restated Participation Agreements between Scudder Variable Life
Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance
Company and the American Life Insurance Company of New York, dated as of April 12, 2007.

(h)(1)(iii)
Amendment to Amended and Restated Participation Agreements between Scudder Variable Life
Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance
Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.
(h)(2)(ii)
Amendment No. 1 to the Fund Participation Agreement-Separate Account No.  2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc.,
dated as of May 1, 1989.

(h)(2)(iii)
Amendment No. 2 to the Fund Participation Agreement-Separate Account No.  2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American
Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)
Amendment No. 3 to the Fund Participation Agreement-Separate Account No.  2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American
Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	S hareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.
(h)(2)(vi)
Amendment No.  4 to the Fund Participation Agreements between Mutual of America Life
Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment
Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)
Amendment No.  5 to the Fund Participation Agreement between Mutual of America Life Insurance
Company, American Century Investment Services, Inc., and American Century Services, LLC,
dated as of January 1, 2012.

1

(h)(2)(viii)
A mendment No.  6 to the Fund Participation Agreement between Mutual of America Life Insurance
Company, American Century Variable Portfolios, Inc., American Century Investment Management,
Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(3)(i)
Amended and Restated Participation Agreement and ancillary agreement among the Vanguard
Variable Insurance Fund, The Vanguard Group,  Inc., Vanguard Marketing Corporation and Mutual
of America Life Insurance Company dated as of October 17, 2012.

(h)(3)(ii)
Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard
Group,  Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company,
effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.
(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.
(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.
(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.
(h)(4)(iv)
Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series,
Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of
September 19, 2019.

(h)(5)(i)	A mended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company dated as of April 29, 2005.
(h)(5)(ii)	S hareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.
(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.
(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.
(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.
(h)(6)(iii)
P articipation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance
Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of
May 2, 2019.

(h)(7)
F und Participation and Service Agreement and ancillary agreements between Mutual of America
Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company,
Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(8)
P articipation Agreement and ancillary agreements among Mutual of America Life Insurance
Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO
Investments LLC, dated as of April 11, 2013.

(h)(9)(i)
Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T.
Rowe Price Investment Services,  Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

2

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.
(h)(10)(i)
Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II,
MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund
Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.
(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.
(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.
(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.
(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.
(h)(13)
P articipation Agreement among Victory Variable Insurance Funds, Victory Capital Management
Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of
April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.
(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion and consent of counsel as to the legality of the securities being registered.
(l)(1)(a)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2.
(l)(1)(b)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company.
(l)(2)(a)	Powers of Attorney of Directors.
(l)(2)(b)	Powers of Attorney of Officers.
(m)	Not Applicable
(n)	Not Applicable
(o)	Initial Summary Prospectus for New Investors of TDA Contracts
Item 28. Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
James J. Roth	Director, Senior Executive Vice President and General Counsel
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
3

Name and Principal Business Address*	Positions and Offices With Depositor
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director
 Officers-Directors
Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer
James J. Roth	Director, Senior Executive Vice President and General Counsel
 Other Officers
Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Senior Vice President and Chief Actuary
Nicholas A. Branchina	Senior Vice President, Corporate Financial Services
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Data Communications, Infrastructure and Operations
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Facilities Management,
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Neal S. Goldstein	Senior Vice President and Chief Technology Officer
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services and Chief Privacy Officer
Lisa M. Loughry	Senior Vice President, National Accounts
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
4

Name and Principal Business Address*	Positions and Offices With Depositor
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response andTelemarketing
Thomasin R. Mullen	Executive Vice President, Corporate Communications
Paul O’Hara	Senior Vice President, Research and Competition
Cynthia G. Pierce	Senior Vice President, National Accounts
James J. Roth	Senior Executive Vice President and General Counsel
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Sonia Samuels	Executive Vice President and Chief Information Officer
Brian Q. Severin	Executive Vice President, Chief Marketing Officer
Subhang Shah	Senior Vice President, Digital Product Management
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Susan Watson	Senior Vice President, Workforce Management
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*
The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.
As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.
Mutual of America wholly owns the following companies:
•
Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and
•
Mutual of America Foundation, a New York not-for-profit corporation.
Mutual of America Holding Company LLC wholly owns the following companies:
•
Mutual of America Securities LLC, a Delaware limited liability company,
•
Mutual of America Capital Management LLC, a Delaware limited liability company,
•
320 Park Analytics LLC, a Delaware limited liability company, and
•
Mutual of America Insurance Agency LLC, a Delaware limited liability company.
Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.
Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.
Item 30. Indemnification
5

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled. By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.
Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.
Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.
(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:
Board of Managers
Name and Principal Business Address*	Positions and Offices With Securities LLC
Chris W. Festog	Manager
Joseph Gaffoglio	Manager
Sonia Samuels	Manager
Brian Severin	Manager
Officers
6

Name and Principal Business Address*	Positions and Offices With Securities LLC
James. J. Roth	Senior Executive Vice President and General Counsel
Brian Severin	Executive Vice President and Chief Marketing Officer
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
Vincent R. FitzPatrick	Vice President, Associate General Counsel and Corporate Secretary
Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer
Paul F. Stephen	Senior Vice President and Controller
Michelle Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor

*
The business address of all officers is 320 Park Avenue, New York, New York 10022-6839.
The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.
(c) The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.
Item 32. Location of Accounts and Records.
Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.
Item 33. Management Services.
Not applicable.
Item 34. Fee Representation
The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.
7

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 30th day of April, 2021.
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)
MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)
By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel
Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2021.
PRINCIPAL EXECUTIVE OFFICER:
*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:
*
Chris Festog
Senior Executive Vice President and Chief Financial Officer (Chief Accounting Officer)
8

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2021.
Signatures	Title
*	Chairman of the Board, President and Chief Executive Officer
John R. Greed
*	Senior Executive Vice President and General Counsel; Director
James J. Roth
*	Director
Rosemary T. Berkery
*	Director
Kimberly A. Casiano
*	Director
Wayne A. I. Frederick, M.D.
*	Director
Earle H. Harbison, Jr.
*	Director
Maurine A. Haver
*	Director
Connie Mack, III
*	Director
Robert J. McGuire
*	Director
Ellen Ochoa, Ph.D.
*	Director
Roger B. Porter, Ph.D.
*	Director
Dennis J. Reimer

*By:	/s/ James J. Roth
James J. Roth
Attorney-In-Fact
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